                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  November 1, 2004 - January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB CAPITAL TRUST
SCHWAB S&P 500 INDEX FUND
(Formerly Schwab S&P 500 Fund)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                    7,432,765     8,556,891
  0.1%  SHORT-TERM
        INVESTMENT                                          4,959         4,959
  0.0%  U.S. TREASURY
        OBLIGATION                                          1,197         1,197
  0.0%  WARRANTS                                               --           104
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               7,438,921     8,563,151
  8.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                764,513       764,513
(8.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (763,269)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              8,564,395

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK 99.9% of net assets

      AEROSPACE / DEFENSE  2.0%
      --------------------------------------------------------------------------
    @ The Boeing Co. 654,322                                              33,109
      General Dynamics Corp. 155,882                                      16,095
      Goodrich Corp. 92,739                                                3,181
      L-3 Communications Holdings, Inc. 89,517                             6,392
      Lockheed Martin Corp. 343,296                                       19,846
      Northrop Grumman Corp. 287,044                                      14,892
      Raytheon Co. 351,072                                                13,130
      Rockwell Automation, Inc. 144,498                                    8,186
    @ Rockwell Collins, Inc. 135,298                                       5,804
      Textron, Inc. 107,029                                                7,704
      United Technologies Corp. 396,613                                   39,931
                                                                     -----------
                                                                         168,270
      AIR TRANSPORTATION  1.2%
      --------------------------------------------------------------------------
  @o  Delta Air Lines, Inc. 94,113                                           507
   @  FedEx Corp. 234,342                                                 22,415
   @  Sabre Holdings Corp., Class A 105,453                                2,225
      Southwest Airlines Co. 606,818                                       8,787
      United Parcel Service, Inc., Class B 871,169                        65,059
                                                                     -----------
                                                                          98,993
      ALCOHOLIC BEVERAGES  0.4%
      --------------------------------------------------------------------------
    @ Adolph Coors Co., Class B 28,531                                     2,128
    @ Anheuser-Busch Cos., Inc. 615,034                                   30,247
      Brown-Forman Corp., Class B 95,468                                   4,605
                                                                     -----------
                                                                          36,980
      APPAREL  0.5%
      --------------------------------------------------------------------------
    o Coach, Inc. 146,000                                                  8,191
      Jones Apparel Group, Inc. 94,743                                     3,186
      Liz Claiborne, Inc. 83,728                                           3,512
      Nike, Inc., Class B 204,817                                         17,743
    @ Reebok International Ltd. 45,159                                     2,011
      VF Corp. 86,178                                                      4,580
                                                                     -----------
                                                                          39,223
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.0%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co. 56,866                                      1,229
      Cummins, Inc. 35,451                                                 2,753
      Dana Corp. 115,009                                                   1,825
    @ Danaher Corp. 241,278                                               13,241
    @ Delphi Corp. 433,000                                                 3,286
      Eaton Corp. 117,896                                                  8,016
    @ Ford Motor Co. 1,416,512                                            18,655
    @ General Motors Corp. 441,228                                        16,242
    @ Genuine Parts Co. 136,090                                            5,761
   @o Goodyear Tire & Rubber Co. 135,681                                   2,095
    @ Harley-Davidson, Inc. 228,633                                       13,743
    o Navistar International Corp. 54,800                                  2,133
    @ Visteon Corp. 99,156                                                   736
                                                                     -----------
                                                                          89,715

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      BANKS  7.8%
      --------------------------------------------------------------------------
    @ AmSouth Bancorp. 275,065                                             6,860
  (7) Bank of America Corp. 3,139,672                                    145,587
      The Bank of New York Co., Inc. 601,014                              17,856
      BB&T Corp. 430,759                                                  17,002
    @ Comerica, Inc. 132,759                                               7,681
      Compass Bancshares, Inc. 95,100                                      4,454
      Fifth Third Bancorp 459,705                                         21,362
      First Horizon National Corp. 96,900                                  4,125
      Huntington Bancshares, Inc. 179,750                                  4,129
      JPMorgan Chase & Co. 2,768,715                                     103,356
    @ KeyCorp, Inc. 315,365                                               10,540
      M&T Bank Corp. 90,004                                                9,213
      Marshall & Ilsley Corp. 174,996                                      7,492
      Mellon Financial Corp. 330,613                                       9,703
      National City Corp. 528,073                                         18,773
      North Fork Bancorp., Inc. 363,750                                   10,440
    @ Northern Trust Corp. 171,112                                         7,467
      PNC Financial Services Group, Inc. 220,027                          11,853
      Regions Financial Corp. 361,010                                     11,552
      State Street Corp. 259,511                                          11,629
      SunTrust Banks, Inc. 288,249                                        20,760
      Synovus Financial Corp. 241,332                                      6,547
      U.S. Bancorp 1,448,041                                              43,514
      Wachovia Corp. 1,246,512                                            68,371
      Wells Fargo & Co. 1,314,257                                         80,564
      Zions Bancorp. 70,147                                                4,757
                                                                     -----------
                                                                         665,587
      BUSINESS MACHINES & SOFTWARE  8.8%
      --------------------------------------------------------------------------
    @ Adobe Systems, Inc. 185,689                                         10,566
    o Apple Computer, Inc. 313,376                                        24,099
    @ Autodesk, Inc. 175,908                                               5,166
    o BMC Software, Inc. 176,808                                           2,976
    o Cisco Systems, Inc. 5,116,583                                       92,303
    o Compuware Corp. 296,522                                              2,046
    o Comverse Technology, Inc. 152,915                                    3,418
    o Dell, Inc. 1,931,032                                                80,640
    o EMC Corp. 1,865,555                                                 24,439
    o Gateway, Inc. 290,537                                                1,374
    @ Hewlett-Packard Co. 2,345,078                                       45,940
 (10) International Business Machines Corp. 1,293,943                    120,880
   @o Lexmark International, Inc., Class A 100,530                         8,379
 =(3) Microsoft Corp. 8,450,490                                          222,079
    o NCR Corp. 144,998                                                    4,956
    o Network Appliance, Inc. 278,347                                      8,863
    o Novell, Inc. 302,165                                                 1,743
    o Oracle Corp. 3,984,049                                              54,860
      Pitney Bowes, Inc. 180,015                                           8,054
    o Siebel Systems, Inc. 394,966                                         3,440
    o Sun Microsystems, Inc. 2,598,358                                    11,329
    o Unisys Corp. 260,027                                                 2,041
    o Xerox Corp. 741,260                                                 11,771
                                                                     -----------
                                                                         751,362
      BUSINESS SERVICES  4.2%
      --------------------------------------------------------------------------
   @o Affiliated Computer Services, Inc., Class A 99,675                   5,401
    o Allied Waste Industries, Inc. 247,115                                2,054
   @o Apollo Group, Inc., Class A 144,200                                 11,275
      Automatic Data Processing, Inc. 451,782                             19,644
      Cendant Corp. 819,554                                               19,301
    @ Cintas Corp. 134,305                                                 5,842
    o Citrix Systems, Inc. 130,566                                         2,801
    @ Computer Associates International, Inc. 456,066                     12,400
   @o Computer Sciences Corp. 146,718                                      7,559
    o Convergys Corp. 110,751                                              1,583
    o eBay, Inc. 514,670                                                  41,946
      Electronic Data Systems Corp. 398,621                                8,538
      Equifax, Inc. 107,607                                                3,045
      First Data Corp. 645,988                                            26,318
    o Fiserv, Inc. 152,764                                                 5,843
    @ H&R Block, Inc. 128,287                                              6,198
      IMS Health, Inc. 182,707                                             4,272
    o Interpublic Group of Cos., Inc. 325,157                              4,243
   @o Intuit, Inc. 145,879                                                 5,689
   @o Mercury Interactive Corp. 65,443                                     2,864
    o Monster Worldwide, Inc. 92,565                                       2,896
    @ Omnicom Group, Inc. 144,464                                         12,264
    o Parametric Technology Corp. 206,030                                  1,174
      Paychex, Inc. 293,462                                                8,948
    @ Robert Half International, Inc. 132,524                              4,021
    o SunGard Data Systems, Inc. 225,305                                   6,058
   @o Symantec Corp. 491,604                                              11,479
      Tyco International Ltd. 1,557,900                                   56,303
    o Veritas Software Corp. 327,342                                       8,419
      Waste Management, Inc. 443,705                                      12,867
    o Yahoo! Inc. 1,071,458                                               37,726
                                                                     -----------
                                                                         358,971
      CHEMICALS  1.6%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc. 177,301                              10,445
      Dow Chemical Co. 732,550                                            36,408
      E.I. du Pont de Nemours & Co. 770,338                               36,637
      Eastman Chemical Co. 61,183                                          3,313
    @ Ecolab, Inc. 201,198                                                 6,770
      Great Lakes Chemical Corp. 38,937                                    1,030
    o Hercules, Inc. 87,403                                                1,268

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Monsanto Co. 205,798                                                11,140
      PPG Industries, Inc. 134,263                                         9,235
    @ Praxair, Inc. 253,588                                               10,942
      Rohm & Haas Co. 174,959                                              7,740
      Sigma-Aldrich Corp. 52,026                                           3,270
                                                                     -----------
                                                                         138,198
      CONSTRUCTION  0.5%
     ---------------------------------------------------------------------------
    @ Centex Corp. 97,736                                                  5,992
      Fluor Corp. 64,302                                                   3,443
      KB Home 35,266                                                       3,832
    @ Masco Corp. 349,173                                                 12,849
      Pulte Homes, Inc. 99,150                                             6,552
      The Sherwin-Williams Co. 111,364                                     4,811
    @ The Stanley Works 63,440                                             3,017
      Vulcan Materials Co. 78,918                                          4,457
                                                                     -----------
                                                                          44,953
      CONSUMER DURABLES  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp. 62,086                                          5,116
      Leggett & Platt, Inc. 150,312                                        4,284
    @ Maytag Corp. 61,971                                                    974
    @ Newell Rubbermaid, Inc. 213,537                                      4,595
      Whirlpool Corp. 51,631                                               3,524
                                                                     -----------
                                                                          18,493
      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp. 88,112                                                    3,764
      Bemis Co. 81,458                                                     2,362
    o Pactiv Corp. 115,464                                                 2,565
    o Sealed Air Corp. 65,771                                              3,374
                                                                     -----------
                                                                          12,065
      ELECTRONICS  4.7%
      --------------------------------------------------------------------------
   @o ADC Telecommunications, Inc. 632,138                                 1,625
    o Advanced Micro Devices, Inc. 300,013                                 4,740
    o Agilent Technologies, Inc. 376,675                                   8,328
    o Altera Corp. 289,781                                                 5,564
    @ American Power Conversion Corp. 148,855                              3,166
    @ Analog Devices, Inc. 292,583                                        10,501
    o Andrew Corp. 125,624                                                 1,641
   @o Applied Materials, Inc. 1,315,542                                   20,917
    o Applied Micro Circuits Corp. 238,073                                   788
    o Broadcom Corp., Class A 256,533                                      8,165
    o CIENA Corp. 449,272                                                  1,146
   @o Freescale Semiconductor, Inc., Class B 303,387                       5,300
      Intel Corp. 4,914,605                                              110,333
      ITT Industries, Inc. 72,010                                          6,142
    o Jabil Circuit, Inc. 157,319                                          3,708
    o JDS Uniphase Corp. 1,107,285                                         2,370
   @o KLA-Tencor Corp. 152,110                                             7,035
      Linear Technology Corp. 240,408                                      9,073
    o LSI Logic Corp. 293,990                                              1,796
   @o Lucent Technologies, Inc. 3,445,204                                 11,231
    @ Maxim Integrated Products, Inc. 253,749                              9,899
   @o Micron Technology, Inc. 477,135                                      4,967
      Molex, Inc. 146,907                                                  4,219
    @ Motorola, Inc. 1,897,252                                            29,863
    o National Semiconductor Corp. 278,108                                 4,708
   @o Novellus Systems, Inc. 108,739                                       2,843
    o Nvidia Corp. 130,165                                                 2,983
      PerkinElmer, Inc. 97,208                                             2,235
    o PMC - Sierra, Inc. 133,386                                           1,371
    o Power-One, Inc. 62,573                                                 465
    o QLogic Corp. 71,938                                                  2,754
      Qualcomm, Inc. 1,272,836                                            47,400
    o Sanmina -- SCI Corp. 406,629                                         2,513
    @ Scientific-Atlanta, Inc. 119,699                                     3,628
    o Solectron Corp. 749,409                                              3,725
    @ Symbol Technologies, Inc. 187,027                                    3,423
      Tektronix, Inc. 71,399                                               2,058
    o Tellabs, Inc. 357,353                                                2,544
    o Teradyne, Inc. 148,524                                               2,084
    @ Texas Instruments, Inc. 1,346,647                                   31,256
    o Thermo Electron Corp. 121,363                                        3,634
   @o Waters Corp. 93,000                                                  4,564
      Xilinx, Inc. 270,166                                                 7,886
                                                                     -----------
                                                                         404,591
      ENERGY: RAW MATERIALS  1.9%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp. 191,817                                    12,700
      Apache Corp. 254,680                                                13,860
      Baker Hughes, Inc. 259,586                                          11,240
    @ BJ Services Co. 126,400                                              6,074
      Burlington Resources, Inc. 303,644                                  13,272
      Devon Energy Corp. 378,074                                          15,376
      EOG Resources, Inc. 92,133                                           6,841
      Halliburton Co. 388,508                                             15,979
   @o Noble Corp. 103,457                                                  5,519
      Occidental Petroleum Corp. 307,810                                  17,970
   @o Rowan Cos., Inc. 80,970                                              2,280
      Schlumberger Ltd. 456,587                                           31,066
      Valero Energy Corp. 198,800                                         10,344
                                                                     -----------
                                                                         162,521
      FOOD & AGRICULTURE  3.5%
      --------------------------------------------------------------------------
    @ Archer-Daniels-Midland Co. 505,107                                  12,224
    @ Campbell Soup Co. 316,409                                            9,277
      The Coca-Cola Co. 1,880,669                                         78,029
    @ Coca-Cola Enterprises, Inc. 366,639                                  8,048

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ ConAgra Foods, Inc. 398,904                                         11,768
      General Mills, Inc. 283,630                                         15,030
      H.J. Heinz Co. 269,671                                              10,196
      Hershey Foods Corp. 191,606                                         11,207
      Kellogg Co. 322,427                                                 14,393
      McCormick & Co., Inc. 106,601                                        3,962
      The Pepsi Bottling Group, Inc. 194,642                               5,324
      PepsiCo, Inc. 1,309,394                                             70,314
      Sara Lee Corp. 608,738                                              14,293
    @ Supervalu, Inc. 106,301                                              3,360
      Sysco Corp. 498,610                                                 17,436
      Wm. Wrigley Jr. Co. 174,711                                         12,298
                                                                     -----------
                                                                         297,159
      GOLD  0.2%
      --------------------------------------------------------------------------
    @ Newmont Mining Corp. 345,651                                        14,376

      HEALTHCARE / DRUGS & MEDICINE  12.0%
      --------------------------------------------------------------------------
      Abbott Laboratories 1,210,033                                       54,476
      Allergan, Inc. 102,596                                               7,792
      AmerisourceBergen Corp. 81,453                                       4,747
    o Amgen, Inc. 987,189                                                 61,443
      Applied Biosystems Group -- Applera Corp. 148,433                    2,976
      Bausch & Lomb, Inc. 41,637                                           3,035
      Baxter International, Inc. 480,302                                  16,215
      Becton Dickinson & Co. 196,776                                      11,147
   @o Biogen Idec, Inc. 259,618                                           16,865
      Biomet, Inc. 198,156                                                 8,418
    o Boston Scientific Corp. 654,532                                     21,639
    @ Bristol-Myers Squibb Co. 1,509,808                                  35,390
    @ C.R. Bard, Inc. 82,258                                               5,577
      Cardinal Health, Inc. 335,974                                       18,922
    o Caremark Rx, Inc. 352,544                                           13,784
   @o Chiron Corp. 146,078                                                 4,799
      Eli Lilly & Co. 878,827                                             47,668
   @o Express Scripts, Inc. 60,000                                         4,451
    o Forest Laboratories, Inc. 286,740                                   11,908
    o Genzyme Corp. 193,186                                               11,245
    o Gilead Sciences, Inc. 336,400                                       11,135
      Guidant Corp. 248,274                                               17,997
    @ HCA, Inc. 325,822                                                   14,506
      Health Management Associates, Inc., Class A 190,429                  4,205
    o Hospira, Inc. 121,133                                                3,499
   @o Humana, Inc. 124,343                                                 4,261
  (6) Johnson & Johnson 2,306,856                                        149,254
    o King Pharmaceuticals, Inc. 187,724                                   1,973
   @o Laboratory Corp. of America Holdings 108,341                         5,184
      Manor Care, Inc. 67,259                                              2,324
      McKesson Corp. 227,183                                               7,836
    o Medco Health Solutions, Inc. 212,639                                 9,052
    o Medimmune, Inc. 193,581                                              4,579
      Medtronic, Inc. 938,724                                             49,274
      Merck & Co., Inc. 1,722,642                                         48,320
    @ Mylan Laboratories, Inc. 209,700                                     3,487
  (8) Pfizer, Inc. 5,853,911                                             141,430
      Quest Diagnostics 78,455                                             7,477
      Schering-Plough Corp. 1,148,084                                     21,308
    o St. Jude Medical, Inc. 278,684                                      10,947
      Stryker Corp. 311,894                                               15,326
    o Tenet Healthcare Corp. 360,505                                       3,580
      UnitedHealth Group, Inc. 507,516                                    45,118
   @o Watson Pharmaceuticals, Inc. 83,237                                  2,483
    o WellPoint, Inc. 230,062                                             27,953
      Wyeth 1,035,882                                                     41,052
    o Zimmer Holdings, Inc. 190,692                                       15,036
                                                                     -----------
                                                                       1,031,093
      HOUSEHOLD PRODUCTS  2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B 70,426                                   3,821
    @ Avon Products, Inc. 367,854                                         15,531
      Clorox Co. 118,329                                                   7,031
      Colgate-Palmolive Co. 413,539                                       21,727
      The Gillette Co. 772,877                                            39,200
      International Flavors & Fragrances, Inc. 72,428                      3,058
    = Procter & Gamble Co. 1,971,626                                     104,950
                                                                     -----------
                                                                         195,318
      INSURANCE  4.8%
      --------------------------------------------------------------------------
      ACE Ltd. 222,000                                                     9,635
      Aetna, Inc. 114,447                                                 14,541
      AFLAC, Inc. 393,864                                                 15,562
      The Allstate Corp. 534,200                                          26,945
      AMBAC Financial Group, Inc. 83,454                                   6,416
  (9) American International Group, Inc. 2,024,550                       134,207
    @ AON Corp. 246,426                                                    5,604
      Chubb Corp. 148,677                                                 11,073
      CIGNA Corp. 104,071                                                  8,352
      Cincinnati Financial Corp. 130,868                                   5,774
      Hartford Financial Services Group, Inc. 229,367                     15,434
      Jefferson-Pilot Corp. 106,514                                        5,315
      Lincoln National Corp. 135,897                                       6,270
      Loews Corp. 144,787                                                  9,846
      Marsh & McLennan Cos., Inc. 407,520                                 13,244
      MBIA, Inc. 109,093                                                   6,517
      Metlife, Inc. 579,418                                               23,032
      MGIC Investment Corp. 75,279                                         4,810
      Principal Financial Group, Inc. 238,024                              9,659
    @ The Progressive Corp. 154,768                                       12,946

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Prudential Financial, Inc. 397,900                                  21,451
      Safeco Corp. 98,021                                                  4,538
    @ The St. Paul Travelers Cos., Inc. 521,555                           19,579
      Torchmark Corp. 84,110                                               4,592
    @ UnumProvident Corp. 230,026                                          3,950
    @ XL Capital Ltd., Class A 108,565                                     8,119
                                                                     -----------
                                                                         407,411
      MEDIA  3.8%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc. 446,522                          14,481
   @o Comcast Corp., Class A 1,725,010                                    55,528
    @ Dow Jones & Co., Inc. 64,009                                         2,440
      Gannett Co., Inc. 198,669                                           15,901
    @ Knight-Ridder, Inc. 58,587                                           3,814
      The McGraw-Hill Cos., Inc. 148,062                                  13,399
      Meredith Corp. 39,218                                                1,884
      New York Times Co., Class A 112,450                                  4,372
    o News Corp, Inc., Class A 2,027,043                                  34,460
    @ R.R. Donnelley & Sons Co. 170,896                                    5,716
    o Time Warner, Inc. 3,560,376                                         64,087
      Tribune Co. 246,439                                                  9,853
   @o Univision Communications, Inc., Class A 251,484                      6,868
      Viacom, Inc., Class B 1,322,969                                     49,400
      The Walt Disney Co. 1,590,805                                       45,545
                                                                     -----------
                                                                         327,748
      MISCELLANEOUS  0.6%
      --------------------------------------------------------------------------
    @ 3M Co. 606,076                                                      51,129

      MISCELLANEOUS FINANCE  7.9%
      --------------------------------------------------------------------------
      American Express Co. 975,081                                        52,021
      The Bear Stearns Cos., Inc. 80,329                                   8,118
    @ Capital One Financial Corp. 188,911                                 14,788
    / The Charles Schwab Corp. 1,044,750                                  11,743
      CIT Group, Inc. 165,000                                              6,661
 @(4) Citigroup, Inc. 4,034,039                                          197,870
    @ Countrywide Financial Corp. 451,162                                 16,693
    o E*TRADE Financial Corp. 291,600                                      4,009
    @ Fannie Mae 751,727                                                  48,547
      Federated Investors, Inc., Class B 85,300                            2,506
      Franklin Resources, Inc. 193,688                                    13,144
      Freddie Mac 535,802                                                 34,982
    @ Golden West Financial Corp. 238,310                                 15,400
      Goldman Sachs Group, Inc. 377,400                                   40,703
      Janus Capital Group, Inc. 186,007                                    2,758
      Lehman Brothers Holdings, Inc. 209,704                              19,123
      MBNA Corp. 995,793                                                  26,468
      Merrill Lynch & Co., Inc. 725,134                                   43,559
      Moody's Corp. 115,109                                                9,644
      Morgan Stanley 853,039                                              47,736
    o Providian Financial Corp. 228,672                                    3,814
      SLM Corp. 334,583                                                   16,793
      Sovereign Bancorp, Inc. 290,600                                      6,608
      T. Rowe Price Group, Inc. 99,307                                     5,943
      Washington Mutual, Inc. 681,721                                     27,507
                                                                     -----------
                                                                         677,138
      NON-DURABLES & ENTERTAINMENT  1.3%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc. 122,312                                     3,615
    o Electronic Arts, Inc. 237,256                                       15,265
      Fortune Brands, Inc. 112,191                                         9,422
    @ Hasbro, Inc. 138,212                                                 2,709
    @ International Game Technology 268,252                                8,396
    o Mattel, Inc. 322,993                                                 6,282
      McDonald's Corp. 974,496                                            31,564
    o Starbucks Corp. 311,759                                             16,835
    @ Wendy's International, Inc. 89,337                                   3,504
      Yum! Brands, Inc. 228,298                                           10,582
                                                                     -----------
                                                                         108,174
      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc. 673,687                                                 19,881
      Engelhard Corp. 95,939                                               2,883
    @ Freeport-McMoran Copper & Gold, Inc., Class B 138,115                5,084
    @ Phelps Dodge Corp. 74,480                                            7,172
                                                                     -----------
                                                                          35,020
      OIL: DOMESTIC  1.4%
      --------------------------------------------------------------------------
      Amerada Hess Corp. 70,261                                            6,088
      Ashland, Inc. 55,445                                                 3,403
      ConocoPhillips 537,948                                              49,916
    @ Kerr-McGee Corp. 117,820                                             7,275
    @ Marathon Oil Corp. 269,779                                          10,449
   @o Nabors Industries Ltd. 115,107                                       5,801
      Sunoco, Inc. 56,702                                                  4,961
    o Transocean, Inc. 249,199                                            10,965
      Unocal Corp. 206,022                                                 9,801
      XTO Energy, Inc. 202,400                                             7,268
                                                                     -----------
                                                                         115,927
      OIL: INTERNATIONAL  4.1%
      --------------------------------------------------------------------------
      ChevronTexaco Corp. 1,646,114                                       89,549
  (2) Exxon Mobil Corp. 5,014,597                                        258,753
                                                                     -----------
                                                                         348,302

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Corning, Inc. 1,086,775                                             11,889
    @ Eastman Kodak Co. 224,974                                            7,445
                                                                     -----------
                                                                          19,334
      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
    @ Georgia-Pacific Corp. 201,318                                        6,462
      International Paper Co. 379,913                                     14,874
      Kimberly-Clark Corp. 379,700                                        24,874
    @ Louisiana-Pacific Corp. 83,408                                       2,135
      MeadWestvaco Corp. 155,777                                           4,500
      Temple-Inland, Inc. 43,926                                           2,794
    @ Weyerhaeuser Co. 186,697                                            11,650
                                                                     -----------
                                                                          67,289
      PRODUCER GOODS & MANUFACTURING  5.4%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc. 167,700                                 6,715
    @ Avery Dennison Corp. 85,872                                          5,160
      Caterpillar, Inc. 264,601                                           23,576
      Cooper Industries Ltd., Class A 71,142                               4,944
      Deere & Co. 191,692                                                 13,309
      Dover Corp. 157,706                                                  6,040
      Emerson Electric Co. 326,681                                        21,966
   @o Fisher Scientific International, Inc. 91,422                         5,773
 =(1) General Electric Co. 8,217,770                                     296,908
      Honeywell International, Inc. 666,780                               23,991
      Illinois Tool Works, Inc. 230,165                                   20,020
      Ingersoll-Rand Co., Class A 134,964                                 10,039
      Johnson Controls, Inc. 149,168                                       8,825
    o Millipore Corp. 37,784                                               1,645
    @ Pall Corp. 96,974                                                    2,611
      Parker Hannifin Corp. 93,418                                         6,087
      Snap-On, Inc. 44,189                                                 1,463
      W.W. Grainger, Inc. 70,099                                           4,291
                                                                     -----------
                                                                         463,363
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp. 290,977                          14,019
    @ CSX Corp. 167,740                                                    6,705
      Norfolk Southern Corp. 307,082                                      10,723
      Union Pacific Corp. 203,337                                         12,119
                                                                     -----------
                                                                          43,566
      REAL PROPERTY  0.5%
      --------------------------------------------------------------------------
    @ Apartment Investment & Management Co., Class A 72,500                2,603
      Archstone-Smith Trust 151,800                                        5,207
      Equity Office Properties Trust 314,006                               8,786
      Equity Residential 217,429                                           6,858
      Plum Creek Timber Co., Inc. 144,500                                  5,161
      ProLogis 142,400                                                     5,431
    @ Simon Property Group, Inc. 172,100                                  10,205
                                                                     -----------
                                                                          44,251
      RETAIL  6.5%
      --------------------------------------------------------------------------
    @ Albertson's, Inc. 286,510                                            6,555
   @o Autonation, Inc. 209,100                                             3,981
   @o AutoZone, Inc. 61,877                                                5,523
    o Bed, Bath & Beyond, Inc. 234,687                                     9,456
    @ Best Buy Co., Inc. 252,672                                          13,591
    o Big Lots, Inc. 87,567                                                  986
      Circuit City Stores, Inc. 152,074                                    2,178
    @ Costco Wholesale Corp. 365,633                                      17,283
    @ CVS Corp. 311,527                                                   14,439
      Dillards, Inc., Class A 62,888                                       1,650
      Dollar General Corp. 255,024                                         5,154
      Family Dollar Stores, Inc. 127,590                                   4,268
      Federated Department Stores, Inc. 131,646                            7,477
    @ The Gap, Inc. 682,536                                               15,023
    @ Home Depot, Inc. 1,706,911                                          70,427
      J.C. Penney Co., Inc. Holding Co. 222,306                            9,497
    o Kohl's Corp. 267,171                                                12,560
    o Kroger Co. 575,285                                                   9,837
      Limitedbrands 322,507                                                7,643
      Lowe's Cos., Inc. 601,619                                           34,286
    @ The May Department Stores Co. 225,801                                7,655
      Nordstrom, Inc. 108,076                                              5,215
    o Office Depot, Inc. 243,533                                           4,211
    @ OfficeMax, Inc. 71,853                                               2,120
      RadioShack Corp. 120,008                                             3,975
   @o Safeway, Inc. 345,477                                                6,512
    @ Sears, Roebuck & Co. 160,410                                         8,061
      Staples, Inc. 386,542                                               12,655
      Target Corp. 697,115                                                35,393
    @ Tiffany & Co. 113,553                                                3,569
    @ TJX Cos., Inc. 373,766                                               9,359
   @o Toys 'R' Us, Inc. 166,616                                            3,574
 =(5) Wal-Mart Stores, Inc. 3,291,791                                    172,490
      Walgreen Co. 792,544                                                33,770
                                                                     -----------
                                                                         560,373
      STEEL  0.2%
      --------------------------------------------------------------------------
    @ Allegheny Technologies, Inc. 74,484                                  1,788
    @ Nucor Corp. 122,610                                                  6,886
      United States Steel Corp. 88,446                                     4,581
                                                                     -----------
                                                                          13,255

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TELEPHONE  3.1%
      --------------------------------------------------------------------------
   @  Alltel Corp. 235,568                                                12,966
      AT&T Corp. 621,840                                                  11,933
   @o Avaya, Inc. 353,675                                                  5,075
      BellSouth Corp. 1,425,908                                           37,416
      CenturyTel, Inc. 104,333                                             3,401
    @ Citizens Communications Co. 258,057                                  3,481
    o Nextel Communications, Inc., Class A 865,071                        24,819
   @o Qwest Communications International, Inc. 1,417,942                   5,955
      SBC Communications, Inc. 2,574,033                                  61,159
    o Sprint Corp. (FON Group) 1,146,436                                  27,320
      Verizon Communications, Inc. 2,150,922                              76,551
                                                                     -----------
                                                                         270,076

      TOBACCO  1.4%
      --------------------------------------------------------------------------
    @ Altria Group, Inc. 1,595,165                                       101,819
    @ Reynolds American, Inc. 114,809                                      9,233
    @ UST, Inc. 128,574                                                    6,514
                                                                     -----------
                                                                         117,566

      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
      Brunswick Corp. 73,572                                               3,393
    @ Carnival Corp. 492,912                                              28,392
    @ Harrah's Entertainment, Inc. 88,097                                  5,571
      Hilton Hotels Corp. 300,797                                          6,693
      Marriott International, Inc., Class A 173,434                       10,957
      Starwood Hotels & Resorts Worldwide, Inc. 161,921                    9,374
                                                                     -----------
                                                                          64,380

      TRUCKING & FREIGHT  0.1%
      --------------------------------------------------------------------------
      Paccar, Inc. 134,955                                                 9,536
      Ryder Systems, Inc. 50,813                                           2,314
                                                                     -----------
                                                                          11,850

      UTILITIES: ELECTRIC & GAS  3.3%
      --------------------------------------------------------------------------
    o The AES Corp. 503,090                                                7,068
    o Allegheny Energy, Inc. 106,942                                       2,068
    @ Ameren Corp. 150,280                                                 7,532
    @ American Electric Power Co., Inc. 307,485                           10,839
   @o Calpine Corp. 414,241                                                1,379
    @ Centerpoint Energy, Inc. 235,015                                     2,644
    @ Cinergy Corp. 140,058                                                5,643
   @o CMS Energy Corp. 147,646                                             1,555
    @ Consolidated Edison, Inc. 187,570                                    8,229
      Constellation Energy Group, Inc. 136,886                             6,844
      Dominion Resources, Inc. 256,982                                    17,829
      DTE Energy Co. 134,383                                               5,887
    @ Duke Energy Corp. 745,612                                           19,975
   @o Dynegy, Inc., Class A 291,051                                        1,295
      Edison International 255,377                                         8,292
   @o El Paso Corp. 500,825                                                5,444
      Entergy Corp. 173,308                                               12,048
      Exelon Corp. 515,792                                                22,824
      FirstEnergy Corp. 258,545                                           10,280
    @ FPL Group, Inc. 145,198                                             11,128
      KeySpan Corp. 126,365                                                4,988
      Kinder Morgan, Inc. 96,339                                           7,229
      Nicor, Inc. 35,789                                                   1,321
      NiSource, Inc. 210,755                                               4,826
      Peoples Energy Corp. 27,820                                          1,192
    o PG&E Corp. 311,920                                                  10,917
    @ Pinnacle West Capital Corp. 70,250                                   2,929
      PPL Corp. 146,648                                                    7,919
    @ Progress Energy, Inc. 193,355                                        8,556
    @ Public Service Enterprise Group, Inc. 185,439                        9,782
    @ Sempra Energy 181,081                                                6,740
    @ The Southern Co. 575,055                                            19,420
    @ TECO Energy, Inc. 154,169                                            2,469
      TXU Corp. 186,250                                                   12,889
      Williams Cos., Inc. 429,773                                          7,225
      Xcel Energy, Inc. 311,475                                            5,666
                                                                     -----------
                                                                         282,871

      WARRANTS 0.0% of net assets

      ELECTRONICS  0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc. expires 12/10/07 89,999                      104

      SHORT-TERM INVESTMENTS 0.1% of net assets

      Provident Institutional TempFund 4,958,686                           4,959

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                      FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
      U.S. TREASURY OBLIGATION 0.0% of net assets
    = U.S. Treasury Bill
        2.13%, 03/17/05                                   1,200            1,197
    ----------------------------------------------------------------------------

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $7,525,572, and the unrealized gains and losses were $2,302,120 and $(1,264,541), respectively.

The fund's portfolio holdings include $745,124 of securities on loan.

      SECURITY                                      FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON
        LOAN 8.9% of net assets
      COMMERCIAL PAPER & OTHER CORPORATE
        OBLIGATIONS  1.7%
      --------------------------------------------------------------------------
      Bank of America
        2.30%, 02/01/05                                  11,080           11,080
      Canadian Imperial Bank of Commerce/New York
       1.72%, 05/25/05                                   29,124           29,118
      Fortis Bank NY
        1.78%, 06/06/05                                  18,258           18,256
        2.06%, 06/08/05                                  14,900           14,898
      Skandinav Enskilda Bank
        2.47%, 02/17/05                                  59,341           59,341
      Societe Generale
        2.41%, 02/14/05                                  15,680           15,674
                                                                     -----------
                                                                         148,367
      SHORT-TERM INVESTMENTS  0.7%
      --------------------------------------------------------------------------
      ABN Amro Bank, Time Deposit
        2.50%, 02/01/05                                  34,975           34,975
      Chase Manhattan Bank, Time Deposit
        2.50%, 02/01/05                                  25,609           25,609
                                                                     -----------
                                                                          60,585

      SECURITY AND NUMBER OF SHARES                                     VALUE
                                                                     ($ X 1,000)

      OTHER INVESTMENT COMPANIES  6.5%
      --------------------------------------------------------------------------
      Institutional Money Market Trust
        555,561,259                                                      555,561
      --------------------------------------------------------------------------

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                              NUMBER
                                                OF        CONTRACT    UNREALIZED
                                             CONTRACTS      VALUE       GAIN
      FUTURES CONTRACTS
      S&P 500 Index, e-mini futures, Long
      Expires 03/19/05                              30       1,773            13

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP INDEX FUND(R)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                      COST              VALUE
HOLDINGS BY CATEGORY                                ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                1,343,266         1,696,847
  0.0%  U.S. TREASURY OBLIGATIONS                         219               219
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                           1,343,485         1,697,066
  8.5%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                            144,421           144,421
(8.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (141,177)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,700,310

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        COMMON STOCK  99.8% of net assets

        AEROSPACE / DEFENSE  1.1%
        ------------------------------------------------------------------------
      o Armor Holdings, Inc.    72,200                                     3,175
      o DRS Technologies, Inc.    59,700                                   2,424
        EDO Corp.    43,300                                                1,383
      = Engineered Support Systems, Inc.    58,150                         3,373
      o ESCO Technologies, Inc.    28,500                                  2,047
      o Esterline Technologies Corp.    44,700                             1,341
        GenCorp, Inc.    97,900                                            1,819
      o Teledyne Technologies, Inc.    71,900                              2,162
      o Veeco Instruments, Inc.    65,170                                  1,140
                                                                     -----------
                                                                          18,864
        AIR TRANSPORTATION  1.0%
        ------------------------------------------------------------------------
      o AAR Corp.    73,100                                                  852
      o AirTran Holdings, Inc.    189,300                                  1,617
      o Alaska Air Group, Inc.    65,800                                   1,960
     @o America West Holdings Corp., Class B    81,300                       407
      o Aviall, Inc.    71,700                                             2,066
      o Continental Airlines, Inc., Class B    146,670                     1,528
      o EGL, Inc.    98,900                                                2,990
      o ExpressJet Holdings, Inc.    116,100                               1,281
      o FLYi, Inc.    104,900                                                192
      o Frontier Airlines, Inc.    78,200                                    663
     @o Mesa Air Group, Inc.    72,800                                       536
     @o Northwest Airlines Corp.    191,500                                1,415
        SkyWest, Inc.    123,900                                           2,133
                                                                     -----------
                                                                          17,640
        APPAREL  1.6%
        ------------------------------------------------------------------------
      o Aeropostale, Inc.    123,450                                       3,431
        Brown Shoe Co., Inc.    40,000                                     1,158
        The Buckle, Inc.    48,750                                         1,395
        K-Swiss, Inc., Class A    56,200                                   1,700
        Kellwood Co.    60,900                                             1,762
        Kenneth Cole Productions, Inc., Class A    44,150                  1,178
        Oxford Industries, Inc.    35,800                                  1,331
        Phillips-Van Heusen Corp.    68,150                                1,854
      o Quiksilver, Inc.    128,200                                        3,829
        Russell Corp.    71,700                                            1,291
      o Stage Stores, Inc.    42,900                                       1,696
        Stride Rite Corp.    90,000                                        1,102
      o The Warnaco Group, Inc.    101,800                                 2,200
        Wolverine World Wide, Inc.    85,100                               2,675
                                                                     -----------
                                                                          26,602
        AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.6%
        ------------------------------------------------------------------------
        A.O. Smith Corp., Class B    63,600                                1,724
        Arctic Cat, Inc.    30,800                                           781
        Bandag, Inc.    42,300                                             2,047
      o CSK Auto Corp.    102,200                                          1,612
     @o Fleetwood Enterprises, Inc.    123,400                             1,083
      o Group 1 Automotive, Inc.    49,400                                 1,446
      o Keystone Automotive Industries, Inc.    34,800                       766
        Lithia Motors, Inc., Class A    42,400                             1,152
        Modine Manufacturing Co.    73,000                                 2,302
        Monaco Coach Corp.    66,100                                       1,224
        Sonic Automotive, Inc.    62,900                                   1,469

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      @ Superior Industries International, Inc.    57,500                  1,447
      o TBC Corp.    46,200                                                1,180
     @o Tower Automotive, Inc.    133,700                                    108
  =o(4) United Defense Industries, Inc.    116,100                         5,565
        Winnebago Industries, Inc.    72,800                               2,511
                                                                     -----------
                                                                          26,417
        BANKS  6.3%
        ------------------------------------------------------------------------
        Alabama National Bancorp    36,200                                 2,253
        Anchor Bancorp Wisconsin, Inc.    51,700                           1,396
        Associated Banc-Corp.    961                                          32
        BancFirst Corp.    17,300                                          1,328
        BankAtlantic Bancorp, Inc., Class A    130,300                     2,504
        Boston Private Financial Holdings, Inc.    59,100                  1,645
        Brookline Bancorp, Inc.    130,600                                 2,088
        Capital City Bank Group, Inc.    29,150                            1,138
        Capitol Bancorp Ltd.    32,800                                     1,066
        Chemical Financial Corp.    52,906                                 1,963
        City Holding Co.    36,600                                         1,205
        Community Bank System, Inc.    62,900                              1,500
        Community Banks, Inc.    28,135                                      770
        Community Trust Bancorp, Inc.    31,130                              960
        Corus Bankshares, Inc.    60,100                                   3,017
        Dime Community Bancshares, Inc.    81,875                          1,347
        First Charter Corp.    65,700                                      1,508
        First Commonwealth Financial Corp.    152,200                      2,184
        First Financial Bancorp    96,130                                  1,676
        First Financial Bancshares, Inc.    33,931                         1,559
        First Merchants Corp.    40,130                                    1,040
        First Niagara Financial Group, Inc.    184,377                     2,517
        First Republic Bank    34,500                                      1,740
      o FirstFed Financial Corp.    35,530                                 1,890
        Frontier Financial Corp.    40,700                                 1,565
        Gold Banc Corp., Inc.    88,100                                    1,273
        Hancock Holding Co.    71,434                                      2,309
        Harbor Florida Bancshares, Inc.    53,000                          1,802
        Harleysville National Corp.    55,842                              1,415
        Independent Bank Corp.    34,200                                   1,011
        Integra Bank Corp.    39,670                                         893
        Irwin Financial Corp.    61,600                                    1,509
      = MAF Bancorp., Inc.    70,725                                       3,123
        Main Street Banks, Inc.    42,500                                  1,387
        Mid-State Bancshares    51,800                                     1,461
        Midwest Banc Holdings, Inc.    39,100                                866
        National Penn Bancshares, Inc.    80,937                           2,094
        NBT Bancorp., Inc.    71,000                                       1,655
        NetBank, Inc.    102,700                                             981
        Oriental Financial Group    53,916                                 1,520
        PFF Bancorp, Inc.    36,700                                        1,576
        PrivateBancorp, Inc.    43,400                                     1,419
        Prosperity Bancshares, Inc.    49,500                              1,375
        Provident Bankshares Corp.    73,294                               2,424
        Republic Bancorp, Inc.    156,428                                  2,232
        Riggs National Corp.    64,200                                     1,402
        S&T Bancorp, Inc.    56,400                                        2,079
      o S1 Corp.    155,100                                                1,282
        Sandy Spring Bancorp, Inc.    31,900                               1,175
        Simmons First National Corp., Class A    32,300                      876
      = Southwest Bancorp of Texas, Inc.    149,100                        2,948
        Sterling Bancorp NY    41,880                                      1,137
        Sterling Bancshares, Inc. Texas    98,050                          1,440
      o Sterling Financial Corp. Washington    49,850                      1,869
        Suffolk Bancorp    23,900                                            804
        Susquehanna Bancshares, Inc.    102,575                            2,533
        Texas Regional Bancshares, Inc., Class A    108,228                3,349
        Tompkins Trustco, Inc.    17,200                                     912
        Trustco Bank Corp. NY    165,020                                   2,061
        UMB Financial Corp.    46,594                                      2,555
        Umpqua Holdings Corp.    96,552                                    2,344
        United Community Financial Corp.    68,300                           717
        Unizan Financial Corp.    47,500                                   1,160
        USB Holding Co., Inc.    45,905                                    1,081
        WesBanco, Inc.    45,200                                           1,273
        Wintrust Financial Corp.    44,800                                 2,485
                                                                     -----------
                                                                         107,698
        BUSINESS MACHINES & SOFTWARE  1.8%
        ------------------------------------------------------------------------
      o Adaptec, Inc.    241,680                                           1,450
      o Advanced Digital Information Corp.    141,600                      1,481
        Analogic Corp.    30,600                                           1,255
     =o Arbitron, Inc.    68,400                                           2,798
      o Artesyn Technologies, Inc.    88,600                                 902
        Black Box Corp.    39,500                                          1,838
      o Borland Software Corp.    178,600                                  1,532
     @o Cray, Inc.    194,500                                                749
      o Enterasys Networks, Inc.    461,700                                  651
     @o FindWhat.com    67,100                                             1,067
      o Imagistics International, Inc.    37,700                           1,291
      o Intergraph Corp.    78,421                                         2,330
      o InterVoice, Inc.    79,800                                           947
      o Interwoven, Inc.    90,730                                           826
      o LTX Corp.    119,900                                                 697
     @o McData Corp., Class A    259,100                                   1,088
      o Micromuse, Inc.    165,000                                           848

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Micros Systems, Inc.    40,700                                     2,845
      o Omnicell, Inc.    51,200                                             435
     @o PalmOne, Inc.    105,600                                           2,732
      o Scansource, Inc.    27,300                                         1,755
      o Zhone Technologies, Inc.    198,000                                  412
                                                                     -----------
                                                                          29,929
        BUSINESS SERVICES  14.4%
        ------------------------------------------------------------------------
      o @Road, Inc.    118,260                                               691
        ABM Industries, Inc.    107,800                                    1,973
      o Administaff, Inc.    59,000                                          861
      o Advent Software, Inc.    73,940                                    1,423
      o The Advisory Board Co.    39,200                                   1,397
        Advo, Inc.    67,150                                               2,470
      o Agile Software Corp.    116,600                                      852
      o Alderwoods Group, Inc.    89,000                                   1,071
      o Altiris, Inc.    57,700                                            1,876
     @o American Superconductor Corp.    62,900                              735
      o AMN Healthcare Services, Inc.    63,033                              903
      o Ansys, Inc.    66,700                                              2,154
      o aQuantive, Inc.    138,120                                         1,280
      o Ariba, Inc.    138,006                                             1,916
     @o Ask Jeeves, Inc.    122,100                                        3,463
      o Aspen Technology, Inc.    94,900                                     484
        Bowne & Co., Inc.    77,500                                        1,151
      o Bright Horizons Family Solutions, Inc.    29,200                   1,711
     =o CACI International, Inc., Class A    63,800                        3,327
        Catalina Marketing Corp.    113,000                                2,904
        CDI Corp.    42,800                                                  899
     @o Cell Genesys, Inc.    87,800                                         615
      o Century Business Services, Inc.    179,915                           784
    @=o Cerner Corp.    77,700                                             3,866
        Chemed Corp.    26,500                                             1,898
      o Ciber, Inc.    135,600                                             1,142
      o Clarent Corp.    105,200                                               5
     @o Connetics Corp.    78,060                                          1,906
      o CoStar Group, Inc.    40,600                                       1,744
     @o Cross Country Healthcare, Inc.    70,200                           1,163
      o CSG Systems International, Inc.    112,400                         2,037
     @o CuraGen Corp.    110,977                                             666
      o Dendrite International, Inc.    91,430                             1,654
      o Digital Insight Corp.    77,800                                    1,293
     @o Digital River, Inc.    71,000                                      2,777
      o Digitas, Inc.    129,700                                           1,354
      o Diversa Corp.    97,000                                              739
      o Dot Hill Systems Corp.    91,500                                     576
      o E.piphany, Inc.    174,300                                           748
      o Echelon Corp.    93,300                                              666
      o Eclipsys Corp.    103,400                                          1,944
      o eFunds Corp.    107,000                                            2,386
      o Embarcadero Technologies, Inc.    61,000                             478
      o Encysive Pharmaceuticals, Inc.    115,400                          1,085
      o Epicor Software Corp.    112,700                                   1,520
     @o eResearch Technology, Inc.    114,700                              1,409
      o Euronet Worldwide, Inc.    68,200                                  1,640
      o Exelixis, Inc.    162,100                                          1,258
      o F5 Networks, Inc.    75,480                                        3,619
      o FileNet Corp.    87,300                                            1,951
      o Forrester Research, Inc.    48,500                                   778
      o FTI Consulting, Inc.    95,100                                     1,845
        G&K Services, Inc., Class A    46,150                              2,058
      o Global Imaging Systems, Inc.    49,700                             1,779
        Grey Global Group, Inc.    2,620                                   2,856
      o Harris Interactive, Inc.    122,400                                  913
      o Heidrick & Struggles International, Inc.    41,600                 1,375
      o Hewitt Associates, Inc., Class A    114,580                        3,426
      o Identix, Inc.    190,632                                           1,209
      o IDT Corp.    49,400                                                  703
      o IDX Systems Corp.    66,500                                        2,063
      o InFocus Corp.    90,800                                              667
      o Informatica Corp.    194,220                                       1,503
      o Infospace, Inc.    70,390                                          3,323
      o infoUSA, Inc.    118,800                                           1,239
      o Internap Network Services Corp.    595,400                           393
      o Internet Security Systems    106,300                               2,376
      o JDA Software Group, Inc.    65,700                                   790
        John H. Harland Co.    62,190                                      2,264
      o Keane, Inc.    132,600                                             1,733
      o Korn/Ferry International    83,000                                 1,638
      o Labor Ready, Inc.    90,100                                        1,427
      o Lionbridge Technologies, Inc.    105,600                             663
     =o Macrovision Corp.    109,340                                       2,551
      o Magma Design Automation, Inc.    76,600                            1,034
      o Manhattan Associates, Inc.    66,700                               1,464
      o Mantech International Corp., Class A    63,100                     1,360
      o Manugistics Group, Inc.    187,300                                   401
      o MAXIMUS, Inc.    47,190                                            1,419
      o Mentor Graphics Corp.    158,900                                   2,213
      o MicroStrategy, Inc., Class A    35,600                             2,588
      o Mindspeed Technologies, Inc.    229,200                              533
      o MPS Group, Inc.    228,400                                         2,579
      o MRO Software, Inc.    54,300                                         696
      @ Nautilus Group, Inc.    72,749                                     1,523
      o Navigant Consulting, Inc.    102,950                               2,464
      o NCO Group, Inc.    70,160                                          1,598
        NDCHealth Corp.    79,070                                          1,230
      o NeighborCare, Inc.    96,700                                       2,836
      o NetIQ Corp.    125,280                                             1,473
        Newcastle Investment Corp.    77,000                               2,328
      o NIC, Inc.    134,700                                                 650
      o Openwave Systems, Inc.    142,700                                  1,944
     @o Opsware, Inc.    171,500                                             984

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
     @o Orbital Sciences Corp.    107,830                                  1,096
      o Packeteer, Inc.    72,300                                          1,054
      o Parametric Technology Corp.    583,075                             3,324
      o Paxar Corp.    86,885                                              2,072
      o PDI, Inc.    32,800                                                  655
      o Per-Se Technologies, Inc.    63,900                                  933
     @o Pre-Paid Legal Services, Inc.    36,100                            1,340
      o Premiere Global Services, Inc.    157,700                          1,550
     @o Priceline.com, Inc.    84,300                                      1,904
      o Progress Software Corp.    78,980                                  1,701
      o ProQuest Co.    63,000                                             1,986
        QAD, Inc.    72,400                                                  598
     =o R.H. Donnelley Corp.    68,900                                     4,079
      o RealNetworks, Inc.    375,500                                      2,279
        Renaissance Learning, Inc.    67,800                               1,113
      o Resources Connection, Inc.    50,800                               2,591
      o Retek, Inc.    128,900                                               809
      o RSA Security, Inc.    138,300                                      2,435
      o SafeNet, Inc.    50,880                                            1,727
      o Sapient Corp.    271,700                                           2,141
     @o Seachange International, Inc.    57,400                              943
      o Secure Computing Corp.    78,059                                     740
      o Seebeyond Technology Corp.    189,800                                657
      o Serena Software, Inc.    99,100                                    2,131
      o SonicWALL, Inc.    160,560                                         1,037
      o SourceCorp    37,000                                                 666
        Spartech Corp.    71,500                                           1,660
      o Spherion Corp.    137,600                                          1,073
      o SRA International, Inc., Class A    53,230                         2,956
        SS&C Technologies, Inc.    50,900                                  1,113
        The Standard Register Co.    54,700                                  683
        Startek, Inc.    31,400                                              785
     @o STATS ChipPAC Ltd.    48,899                                         281
        Strayer Education, Inc.    30,800                                  3,306
      o SupportSoft, Inc.    96,600                                          592
      o Symyx Technologies, Inc.    71,100                                 1,845
      o TeleTech Holdings, Inc.    168,800                                 1,793
      o Telik, Inc.    95,700                                              1,820
      o Tetra Technologies, Inc.    49,600                                 1,384
      o Transaction Systems Architects, Inc., Class A    84,300            1,791
     =o United Online, Inc.    141,500                                     1,525
      o URS Corp.    90,970                                                2,566
      o Valueclick, Inc.    176,400                                        2,334
      o Verity, Inc.    80,900                                               976
      o Vignette Corp.    632,000                                            828
      o Waste Connections, Inc.    105,450                                 3,317
        Watson Wyatt & Co. Holdings    73,080                              1,918
     @o WebEx Communications, Inc.    98,200                               1,974
      o webMethods, Inc.    117,700                                          677
      o Websense, Inc.    49,340                                           2,650
      o Wind River Systems, Inc.    179,900                                2,258
      o Wireless Facilities, Inc.    151,600                               1,292
  @o(1) Wynn Resorts Ltd.    180,940                                      11,862
                                                                     -----------
                                                                         244,173
        CHEMICALS  2.0%
        ------------------------------------------------------------------------
        A. Schulman, Inc.    66,100                                        1,169
        Amcol International Corp.    63,600                                1,381
        Arch Chemicals, Inc.    51,300                                     1,413
        Brady Corp., Class A    104,600                                    2,970
        Crompton Corp.    254,560                                          2,966
      o Entegris, Inc.    158,203                                          1,406
        Ferro Corp.    92,800                                              1,840
        Georgia Gulf Corp.    72,500                                       3,708
        H.B. Fuller Co.    63,100                                          1,683
      o Kronos Worldwide, Inc.    556                                         26
        Lyondell Chemical Co.    9,165                                       270
        MacDermid, Inc.    67,200                                          2,160
      o NewMarket Corp    36,000                                             717
      o OM Group, Inc.    62,800                                           2,036
      o PolyOne Corp.    203,300                                           1,758
      o Rogers Corp.    35,800                                             1,522
        Rollins, Inc.    101,050                                           2,506
        Tredegar Corp.    85,000                                           1,441
      o Trex Co., Inc.    32,200                                           1,579
        WD-40 Co.    37,400                                                1,212
                                                                     -----------
                                                                          33,763
        CONSTRUCTION  2.4%
        ------------------------------------------------------------------------
        American Woodmark Corp.    35,736                                  1,482
     @= Beazer Homes USA, Inc.    29,869                                   4,436
     @o Ceradyne, Inc.    52,575                                           1,773
        Eagle Materials, Inc.    41,700                                    3,326
        ElkCorp    43,150                                                  1,747
      o EMCOR Group, Inc.    30,900                                        1,328
        Granite Construction, Inc.    89,625                               2,232
      o Insituform Technologies, Inc., Class A    59,200                     930
     @o Integrated Electrical Services, Inc.    82,600                       329
        M/I Homes, Inc.    32,100                                          1,823
      o Mastec, Inc.    106,300                                              945
      o NCI Building Systems, Inc.    43,200                               1,639
     @o Palm Harbor Homes, Inc.    51,800                                    755
      o Quanta Services, Inc.    258,200                                   1,931
      = Simpson Manufacturing Co., Inc.    105,400                         3,784
      o Surebeam Corp., Class A    132,000                                     1
        Texas Industries, Inc.    47,200                                   2,999
     @o USG Corp.    94,300                                                3,027
        Walter Industries, Inc.    81,900                                  2,868
      o WCI Communities, Inc.    97,900                                    3,119
                                                                     -----------
                                                                          40,474

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        CONSUMER DURABLES  1.2%
        ------------------------------------------------------------------------
      o Champion Enterprises, Inc.    157,000                              1,694
      o Genlyte Group, Inc.    30,000                                      2,400
      o Griffon Corp.    65,700                                            1,769
        Haverty Furniture Cos., Inc.    39,900                               714
      o Helen of Troy Ltd.    62,500                                       1,998
        Kimball International, Inc., Class B    86,400                     1,252
      = La-Z-Boy, Inc.    110,900                                          1,546
      o Red Robin Gourmet Burgers, Inc.    35,600                          1,682
     @o Select Comfort Corp.    80,600                                     1,577
        Thomas Industries, Inc.    39,100                                  1,525
        Toro Co.    53,200                                                 4,429
                                                                     -----------
                                                                          20,586
        CONTAINERS  0.3%
        ------------------------------------------------------------------------
        Greif, Inc., Class A    49,400                                     2,862
        Silgan Holdings, Inc.    40,300                                    2,408
                                                                     -----------
                                                                           5,270
        ELECTRONICS  7.5%
        ------------------------------------------------------------------------
      o Actel Corp.    59,000                                                998
        Acuity Brands, Inc.    93,300                                      2,563
        Agilysys, Inc.    70,400                                           1,187
        Anixter International, Inc.    80,200                              2,681
      o Arris Group, Inc.    191,800                                       1,187
      o Aspect Communications Corp.    133,100                             1,485
      o Asyst Technologies, Inc.    108,700                                  478
      o ATMI, Inc.    68,900                                               1,566
     @o Avanex Corp.    297,200                                              689
      o Axcelis Technologies, Inc.    222,400                              1,661
     @o Belden CDT, Inc.    104,037                                        2,113
     =o Benchmark Electronics, Inc.    90,950                              2,908
      @ Biolase Technology, Inc.    55,500                                   562
     @o Broadwing Corp.    109,090                                           600
      o Brooks Automation, Inc.    92,724                                  1,418
      o Bruker BioSciences Corp.    197,400                                  712
        C&D Technologies, Inc.    57,600                                     875
      o C-COR.net Corp.    94,200                                            751
     =o Cabot Microelectronics Corp.    54,400                             1,655
      o CCC Information Services Group, Inc.    49,263                     1,142
      o Celera Genomics Group -- Applera Corp.    161,630                  2,145
      o Cepheid, Inc.    89,500                                              917
      o Checkpoint Systems, Inc.    83,200                                 1,295
      o Cirrus Logic, Inc.    186,800                                        857
     =o CMGI, Inc.    863,800                                              1,633
      o Coherent, Inc.    66,700                                           2,001
        Cohu, Inc.    48,600                                                 820
      o CommScope, Inc.    119,650                                         1,798
      o Comtech Telecommunications Corp.    32,200                         1,057
      o Cox Radio, Inc., Class A    90,400                                 1,425
      o Credence Systems Corp.    214,400                                  1,715
        CTS Corp.    77,000                                                1,025
        Cubic Corp.    58,700                                              1,338
      o Cyberonics    51,600                                               1,299
      o Daktronics, Inc.    42,300                                         1,054
      o Dionex Corp.    46,100                                             2,729
      o DSP Group, Inc.    59,400                                          1,474
      o Dupont Photomasks, Inc.    37,400                                    994
      o Electro Scientific Industries, Inc.    63,700                      1,126
      o ESS Technology, Inc.    90,300                                       546
      o Exar Corp.    92,372                                               1,327
      o Excel Technology, Inc.    26,700                                     619
      o Faro Technologies, Inc.    27,176                                    784
      o FEI Co.    72,500                                                  1,462
      o FuelCell Energy, Inc.    109,300                                     997
      o Genesis Microchip, Inc.    73,600                                    935
      o Harmonic, Inc.    159,100                                          1,814
      o Hollywood Entertainment Corp.    133,200                           1,879
      o Hutchinson Technology, Inc.    57,160                              2,018
      o Integrated Silicon Solutions, Inc.    78,800                         514
      o Intermagnetics General Corp.    62,171                             1,572
      o Kopin Corp.    161,400                                               599
      o Kulicke & Soffa Industries, Inc.    111,000                          740
     =o Lattice Semiconductor Corp.    239,100                             1,074
      o Littelfuse, Inc.    48,920                                         1,557
  =o(5) Macromedia, Inc.    151,600                                        5,191
      o Mattson Technology, Inc.    111,300                                  922
      o Mercury Computer Systems, Inc.    46,500                           1,440
        Methode Electronics, Class A    78,600                               985
      o Microsemi Corp.    130,700                                         2,017
      o MRV Communications, Inc.    230,700                                  835
        MTS Systems Corp.    46,000                                        1,639
      o Mykrolis Corp.    92,700                                           1,223
      o Netopia, Inc.    31,600                                              136
      o Newport Corp.    88,400                                            1,149
      o Oplink Communications, Inc.    335,600                               507
        Park Electrochemical Corp.    44,550                                 871
      o Photon Dynamics, Inc.    38,000                                      820
      o Pinnacle Systems, Inc.    157,900                                    676
      o Pixelworks, Inc.    97,200                                           913
      o Plexus Corp.    95,200                                             1,097
      o Power Integrations, Inc.    69,600                                 1,274
      o Power-One, Inc.    185,700                                         1,380
     @o Powerwave Technologies, Inc.    228,400                            1,797
      o Quantum Corp.    396,800                                           1,178
      o Rayovac Corp.    76,800                                            2,885
      o Remec, Inc.    124,800                                               886
      o Rofin-Sinar Technologies, Inc.    32,900                           1,319
      o Rudolph Technologies, Inc.    37,500                                 591

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o ScanSoft, Inc.    237,500                                          1,000
      o Silicon Image, Inc.    165,300                                     1,969
      o Silicon Storage Technology, Inc.    200,000                          918
        Spectralink Corp.    43,100                                          715
      o Standard Microsystems Corp.    39,500                                626
      o Stratex Networks, Inc.    193,200                                    440
     @o Superconductor Technologies, Inc.    111,000                         113
      o Synaptics, Inc.    54,500                                          2,020
      o Technitrol, Inc.    87,700                                         1,556
      o Tekelec    139,200                                                 2,540
        Tektronix, Inc.    1                                                  --
      o Terayon Communication Systems Corp.    169,200                       541
     @o THQ, Inc.    84,210                                                1,874
      o Transmeta Corp.    394,700                                           434
      o Triquint Semiconductor, Inc.    306,900                            1,037
      o TTM Technologies, Inc.    92,000                                     865
     =o Varian, Inc.    77,100                                             3,079
      o Viasat, Inc.    60,000                                             1,336
      o Vicor Corp.    69,600                                                971
      o Wilson Greatbatch Technologies, Inc.    46,400                       826
      o Zoran Corp.    97,200                                                990
                                                                     -----------
                                                                         127,951
        ENERGY: RAW MATERIALS  3.7%
        ------------------------------------------------------------------------
      o Atwood Oceanics, Inc.    30,400                                    1,854
        Berry Petroleum Co., Class A    48,900                             2,648
        Cabot Oil & Gas Corp.    73,200                                    3,446
        CARBO Ceramics, Inc.    35,300                                     2,529
      o Cimarex Energy Co.    90,900                                       3,295
      o Denbury Resources, Inc.    120,000                                 3,504
     @o Grey Wolf, Inc.    412,880                                         2,188
      o Hanover Compressor Co.    190,700                                  2,704
      o Headwaters, Inc.    74,600                                         2,372
      o Hydril Co.    36,400                                               1,820
     @o KFX, Inc.    132,700                                               1,846
      o Kirby Corp.    54,000                                              2,378
      o McDermott International, Inc.    147,700                           2,733
        NL Industries, Inc.    106,000                                     2,253
      o Offshore Logistics, Inc.    50,000                                 1,596
      o Oil States International, Inc.    108,000                          2,057
        Penn Virginia Corp.    40,000                                      1,694
        Range Resources Corp.    150,200                                   3,333
      o Seacor Holdings, Inc.    39,750                                    2,226
      o Southwestern Energy Co.    79,420                                  4,074
      o Swift Energy Co.    60,700                                         1,837
      @ TC Pipelines L.P.    37,500                                        1,405
      o Unit Corp.    99,500                                               3,636
        USEC, Inc.    187,800                                              2,201
      o W-H Energy Services, Inc.    62,100                                1,404
        World Fuel Services Corp.    24,800                                1,257
                                                                     -----------
                                                                          62,290
        FOOD & AGRICULTURE  1.3%
        ------------------------------------------------------------------------
      @ American Italian Pasta Co., Class A    40,200                      1,089
      o Chiquita Brands International, Inc.    89,700                      2,059
        Delta & Pine Land Co.    85,200                                    2,508
        Farmer Brothers Co.    32,600                                        842
      o Fisher Communications, Inc.    18,800                                941
      o Hain Celestial Group, Inc.    79,743                               1,605
        Interstate Bakeries    104,600                                       617
        Lance, Inc.    63,700                                              1,104
        Ralcorp Holdings, Inc.    64,166                                   2,823
        Sanderson Farms, Inc.    42,000                                    1,836
        Sensient Technologies Corp.    101,700                             2,314
     @o Tejon Ranch Co.    32,800                                          1,419
      o United Natural Foods, Inc.    84,800                               2,681
     @o VistaCare, Inc., Class A    35,200                                   540
      o Wild Oats Markets, Inc.    50,900                                    369
                                                                     -----------
                                                                          22,747
        GOLD  0.0%
        ------------------------------------------------------------------------
        Royal Gold, Inc.    45,600                                           738

        HEALTHCARE / DRUGS & MEDICINE  11.0%
        ------------------------------------------------------------------------
      o aaiPharma, Inc.    13,000                                             35
     =o Abgenix, Inc.    194,700                                           1,709
      o Accelrys, Inc.    56,100                                             318
     @o Advanced Medical Optics, Inc.    78,300                            3,343
      o Advanced Neuromodulation Systems, Inc.    44,300                   1,750
      o Albany Molecular Research, Inc.    73,100                            804
     @o Alexion Pharmaceuticals, Inc.    59,300                            1,467
        Alpharma, Inc., Class A    116,900                                 1,759
     @o American Healthways, Inc.    72,300                                2,254
      o American Medical Systems Holdings, Inc.    73,200                  2,875
      o AMERIGROUP Corp.    107,000                                        4,399
      o Amsurg Corp.    66,650                                             1,760
     @o Antigenics, Inc.    98,400                                           817
      o Ariad Pharmaceuticals, Inc.    120,500                               905
        Arrow International, Inc.    92,900                                2,981
     @o Arthrocare Corp.    48,200                                         1,434
     @o Atherogenics, Inc.    81,200                                       1,506
      o Beverly Enterprises, Inc.    237,600                               2,906
      o BioMarin Pharmaceuticals, Inc.    146,100                            884
     @o Biosite, Inc.    35,000                                            2,030
        Cambrex Corp.    57,600                                            1,285
      o Centene Corp.    90,300                                            3,030

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o Conmed Corp.    66,000                                             1,917
        Cooper Cos., Inc.    4,679                                           359
      o Corvel Corp.    23,100                                               520
      o Cubist Pharmaceuticals, Inc.    91,200                             1,041
     @o CV Therapeutics, Inc.    65,600                                    1,352
        Datascope Corp.    32,500                                          1,285
     @o Dendreon Corp.    125,500                                            853
      = Diagnostic Products Corp.    64,500                                3,275
      o Digene Corp.    44,800                                             1,147
     @o Discovery Laboratories, Inc.    104,900                              817
      o DJ Orthopedics, Inc.    48,600                                     1,174
      o Encore Medical Corp.    98,900                                       558
      o Enzo Biochem, Inc.    69,264                                       1,256
      o Enzon Pharmaceuticals, Inc.    90,260                              1,164
      o Epix Medical, Inc.    51,900                                         501
      o First Horizon Pharmaceutical Corp.    79,300                       1,418
      o Genesis HealthCare Corp.    44,084                                 1,529
     @o Genta, Inc.    178,400                                               278
      o Genzyme Corp.    4,281                                               249
     @o Geron Corp.    96,900                                                786
      o Haemonetics Corp.    55,100                                        2,142
      o HealthExtras, Inc.    73,800                                       1,139
     @o ICU Medical, Inc.    31,000                                          817
      o Ii-Vi, Inc.    31,400                                              1,163
      o Immucor, Inc.    98,925                                            3,028
      o Impax Laboratories, Inc.    128,100                                2,196
      o Incyte Corp.    160,800                                            1,441
      o Inspire Pharmaceuticals, Inc.    80,500                            1,191
      o Integra LifeSciences Holdings Corp.    63,700                      2,400
      o InterMune, Inc.    72,500                                            827
      o Intuitive Surgical, Inc.    73,700                                 2,941
      = Invacare Corp.    65,800                                           3,062
     @o Inverness Medical Innovations, Inc.    44,400                      1,124
      o Isis Pharmaceuticals, Inc.    122,700                                623
      o Kindred Healthcare, Inc.    75,900                                 2,079
      o Kyphon, Inc.    87,700                                             2,409
        Landauer, Inc.    19,900                                             930
      o Lexicon Genetics, Inc.    140,700                                    943
     =o LifePoint Hospitals, Inc.    85,800                                3,243
     @o Ligand Pharmaceuticals, Inc., Class B    154,500                   1,608
      o Medarex, Inc.    174,900                                           1,663
        Mentor Corp.    93,800                                             2,937
      o Merit Medical Systems, Inc.    60,054                                852
     =o MGI Pharma, Inc.    154,800                                        3,512
        Mine Safety Appliances Co.    89,800                               4,397
      o Myriad Genetics, Inc.    68,200                                    1,689
      o Nabi Biopharmaceuticals    128,176                                 1,655
      o Nektar Therapeutics    184,860                                     3,115
      o Noven Pharmacuticals, Inc.    53,000                                 965
     @o NPS Pharmacuticals, Inc.    85,100                                 1,404
      o Oakley, Inc.    147,300                                            1,890
     @o OCA, Inc.    115,400                                                 639
      o Odyssey HealthCare, Inc.    82,850                                   964
      o Onyx Pharmaceuticals, Inc.    76,500                               2,222
        Owens & Minor, Inc.    86,600                                      2,472
      o Parexel International Corp.    57,300                              1,359
     =o Pediatrix Medical Group, Inc.    52,300                            3,493
        Perrigo Co.    157,000                                             2,693
        PolyMedica Corp.    59,500                                         2,227
      o Priority Healthcare Corp., Class B    81,300                       1,875
      o Province Healthcare Co.    110,100                                 2,493
      o PSS World Medical, Inc.    143,400                                 1,800
      o QLT, Inc.    800                                                      13
      o Regeneron Pharmaceuticals, Inc.    120,800                           870
      o RehabCare Group, Inc.    37,000                                    1,000
     =o Resmed, Inc.    74,100                                             3,801
     @o Serologicals Corp.    55,600                                       1,314
      o Sierra Health Services, Inc.    60,400                             3,318
      o Sola International, Inc.    70,500                                 1,946
     @o Sunrise Senior Living, Inc.    46,500                              2,131
     @o SuperGen, Inc.    98,000                                             487
     @o SurModics, Inc.    38,700                                          1,137
      o Sybron Dental Specialties, Inc.    86,000                          3,247
     @o Tanox, Inc.    96,840                                              1,149
      o Thoratec Corp.    124,300                                          1,237
      o Transkaryotic Therapies, Inc.    77,500                            1,858
      o United Surgical Partners International, Inc.    62,700             2,470
     @o United Therapeutics Corp.    44,600                                1,903
     @o USANA Health Sciences, Inc.    43,400                              1,579
      o Ventana Medical Systems, Inc.    36,300                            2,442
      o Vertex Pharmaceuticals, Inc.    177,400                            1,804
      o Viasys Healthcare, Inc.    67,610                                  1,237
     =o Vicuron Pharmaceuticals, Inc.    120,300                           1,823
     =o Visx, Inc.    108,700                                              2,922
        West Pharmaceutical Services, Inc.    67,200                       1,754
      o Wright Medical Group, Inc.    72,400                               1,987
     @o XOMA Ltd.    195,400                                                 385
                                                                     -----------
                                                                         187,166
        HOUSEHOLD PRODUCTS  0.2%
        ------------------------------------------------------------------------
      o Elizabeth Arden, Inc.    62,800                                    1,487
      o Playtex Products, Inc.    131,500                                  1,069
                                                                     -----------
                                                                           2,556
        INSURANCE  3.3%
        ------------------------------------------------------------------------
        Alfa Corp.    177,100                                              2,571
      o Argonaut Group, Inc.    60,600                                     1,298
        Baldwin & Lyons, Inc., Class B    35,200                             932

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
      o CNA Surety Corp.    94,200                                         1,234
   (10) Commerce Group, Inc.    72,300                                     4,722
        Delphi Financial Group, Inc., Class A    68,376                    3,073
        FBL Financial Group, Inc., Class A    64,700                       1,799
        Great American Financial Resources, Inc.    107,350                1,736
        Harleysville Group, Inc.    65,600                                 1,417
        Hooper Holmes, Inc.    148,500                                       750
        Horace Mann Educators Corp.    93,900                              1,730
        Kansas City Life Insurance Co.    26,867                           1,359
        Landamerica Financial Group, Inc.    38,900                        2,001
        Liberty Corp.    42,200                                            1,673
      o Navigators Group, Inc.    27,500                                     821
      o Ohio Casualty Corp.    136,000                                     3,127
      o Philadelphia Consolidated Holding Co.    49,200                    3,300
        Presidential Life Corp.    64,700                                  1,070
      o ProAssurance Corp.    63,596                                       2,432
        RLI Corp.    56,050                                                2,436
      @ Selective Insurance Group, Inc.    61,500                          2,655
        State Auto Financial Corp.    86,200                               2,283
        Sterling Financial Corp.    47,750                                 1,325
        Stewart Information Services Corp.    37,300                       1,504
      o Triad Guaranty, Inc.    31,900                                     1,726
        UICI    102,700                                                    3,175
        United Fire & Casualty Co.    44,000                               1,494
      o USI Holdings Corp.    106,200                                      1,200
      @ Zenith National Insurance Corp.    42,600                          2,014
                                                                     -----------
                                                                          56,857
        MEDIA  2.0%
        ------------------------------------------------------------------------
      o Adolor Corp.    85,500                                               755
      o Applied Films Corp.    33,800                                        722
        Banta Corp.    56,800                                              2,460
      @ Blockbuster, Inc., Class A    85,600                                 784
      o CNET Networks, Inc.    317,400                                     3,491
      o Consolidated Graphics, Inc.    29,600                              1,249
      o Entravision Communications Corp., Class A    130,600               1,045
      o Gaylord Entertainment Co.    87,400                                3,431
        Gray Television, Inc.    109,400                                   1,582
      o Insight Communications Co., Class A    133,100                     1,346
      o Journal Register Co.    93,500                                     1,695
      o Lin TV Corp., Class A    60,400                                    1,124
      o Mediacom Communications Corp., Class A    244,200                  1,460
        Movie Gallery, Inc.    74,900                                      1,569
      o Primedia, Inc.    578,300                                          2,244
        Pulitzer, Inc.    21,600                                           1,371
      @ Regal Entertainment Group, Class A    117,200                      2,332
      o Salem Communications Corp., Class A    52,800                      1,174
        Sinclair Broadcast Group, Inc., Class A    190,300                 1,566
      o Spanish Broadcasting System, Class A    141,716                    1,456
     @o Tivo, Inc.    179,800                                                721
      o Valuevision Media, Inc., Class A    80,600                         1,149
                                                                     -----------
                                                                          34,726
        MISCELLANEOUS  0.3%
        ------------------------------------------------------------------------
     @o Coinstar, Inc.    46,600                                           1,165
     @o NetFlix, Inc.    115,600                                           1,329
      o Salix Pharmaceuticals Ltd.    79,700                               1,200
      o Saxon Capital, Inc.    66,000                                      1,429
                                                                     -----------
                                                                           5,123
        MISCELLANEOUS FINANCE  5.1%
        ------------------------------------------------------------------------
        1st Source Corp.    47,800                                         1,146
        Amcore Financial, Inc.    54,250                                   1,650
      o Bankunited Financial Corp., Class A    66,100                      1,929
        Blackrock, Inc., Class A    41,200                                 3,308
        Cash America International, Inc.    58,470                         1,672
      = Cathay General Bancorp., Inc.    109,500                           3,978
        Central Pacific Financial Co.    49,200                            1,806
        CharterMac    109,000                                              2,559
        The Commercial Capital Bancorp, Inc.    117,233                    2,332
        Commercial Federal Corp.    86,900                                 2,440
      o CompuCredit Corp.    100,300                                       2,875
      o Corrections Corp. of America    78,100                             3,209
        CVB Financial Corp.    134,342                                     2,604
        Downey Financial Corp.    61,040                                   3,894
        East-West Bancorp, Inc.    109,700                                 4,272
      o eSpeed, Inc., Class A    124,240                                   1,338
        Fidelity Bankshares, Inc.    50,400                                1,355
      o Financial Federal Corp.    41,400                                  1,428
        First Community Bancorp    34,800                                  1,481
        First Financial Corp. Indiana    29,600                              937
        First Financial Holdings, Inc.    27,100                             792
        Glacier Bancorp, Inc.    54,287                                    1,730
        IBERIABANK Corp.    14,700                                           891
        Independent Bank Corp. Michigan    44,720                          1,376
      o Investment Technology Group, Inc.    99,400                        1,979
     =o La Quinta Corp.    391,100                                         3,399
      o LabOne, Inc.    37,500                                             1,258

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
     @o LaBranche & Co., Inc.    135,700                                   1,354
        MB Financial, Inc.    61,600                                       2,445
      @ MCG Capital Corp.    83,700                                        1,465
      o Meritage Corp.    57,800                                           3,737
        The Midland Co.    41,100                                          1,374
      o National Western Life Insurance Co., Class A    7,500              1,299
        Northwest Bancorp, Inc.    107,049                                 2,406
     @o Ocwen Financial Corp.    138,260                                   1,189
     @o Portfolio Recovery Associates, Inc.    31,800                      1,317
        Provident Financial Services, Inc.    20,838                         377
        United Community Banks, Inc. Georgia    77,500                     2,013
   o(2) UnitedGlobalCom, Inc., Class A    858,200                          8,385
        Value Line, Inc.    22,987                                           960
      o World Acceptance Corp.    41,000                                   1,223
                                                                     -----------
                                                                          87,182
        NON-DURABLES & ENTERTAINMENT  2.9%
        ------------------------------------------------------------------------
     @o AFC Enterprises, Inc.    62,600                                    1,549
     =o CEC Entertainment, Inc.    80,850                                  3,164
        Churchill Downs, Inc.    29,500                                    1,181
     @o CKE Restaurants, Inc.    127,200                                   1,844
      o Electronics Boutique Holdings Corp.    55,300                      1,940
        Handleman Co.    53,400                                            1,039
      o Hibbet Sporting Goods, Inc.    50,950                              1,315
        IHOP Corp.    44,100                                               1,902
      o Isle of Capri Casinos, Inc.    63,600                              1,617
      o Jack in the Box, Inc.    80,200                                    2,773
      @ Landry's Restaurants, Inc.    60,400                               1,703
     @o Leapfrog Enterprises, Inc.    132,700                              1,758
        Lone Star Steakhouse & Saloon, Inc.    47,500                      1,306
      o P.F. Chang's China Bistro, Inc.    56,100                          3,119
      o Papa John's International, Inc.    39,700                          1,277
   o(3) Penn National Gaming, Inc.    88,940                               5,834
      o Rare Hospitality International Inc.    74,450                      2,345
        Russ Berrie & Co., Inc.    45,400                                  1,065
      o Ryan's Restaurant Group, Inc.    92,250                            1,268
      o Sotheby's Holdings, Inc., Class A    140,800                       2,526
      o The Steak N Shake Co.    62,100                                    1,224
      o Stewart Enterprises, Inc., Class A    229,900                      1,476
        The Topps Co., Inc.    89,200                                        887
        Triarc Cos., Class B    137,200                                    2,024
        Tupperware Corp.    129,400                                        2,602
                                                                     -----------
                                                                          48,738
        NON-FERROUS METALS  0.9%
        ------------------------------------------------------------------------
     @o Century Aluminum Co.    68,500                                     1,707
        Commercial Metals Co.    126,532                                   3,657
        Gibraltar Industries, Inc.    64,650                               1,568
      o Hecla Mining Co.    262,000                                        1,449
        Minerals Technologies, Inc.    45,100                              2,818
        Reliance Steel & Aluminum Co.    72,075                            2,765
      @ Southern Peru Copper Corp.    31,000                               1,460
                                                                     -----------
                                                                          15,424
        OIL: DOMESTIC  3.1%
        ------------------------------------------------------------------------
      o CAL Dive International, Inc.    83,900                             3,666
      o Comstock Resources, Inc.    76,600                                 1,797
      o Encore Acquisition Co.    72,500                                   2,704
      o Energy Partners Ltd.    73,300                                     1,609
        Frontier Oil Corp.    58,200                                       1,628
      o Global Industries Ltd.    245,300                                  1,980
        Holly Corp.    69,950                                              2,117
      o KCS Energy, Inc.    107,500                                        1,564
      o Magnum Hunter Resources, Inc.    190,100                           2,834
   o(9) Plains Exploration & Production Co.    168,778                     4,857
   o(8) Quicksilver Resources, Inc.    110,000                             4,887
      o Remington Oil & Gas Corp.    59,000                                1,726
      o Spinnaker Exploration Co.    72,310                                2,371
        St. Mary Land & Exploration Co.    62,500                          2,688
      o Stone Energy Corp.    58,940                                       2,523
      o Superior Energy Services, Inc.    165,800                          2,640
      o Tesoro Petroleum Corp.    145,300                                  4,626
      o Universal Compression Holdings, Inc.    68,900                     2,682
        Vintage Petroleum, Inc.    142,800                                 3,457
                                                                     -----------
                                                                          52,356
        OPTICAL & PHOTO  0.1%
        ------------------------------------------------------------------------
      o August Technology Corp.    40,700                                    396
      o Photronics, Inc.    71,400                                         1,071
                                                                     -----------
                                                                           1,467
        PAPER & FOREST PRODUCTS  0.8%
        ------------------------------------------------------------------------
      o Buckeye Technologies, Inc.    84,000                               1,080
      o Caraustar Industries, Inc.    64,700                                 874
        Chesapeake Corp.    43,300                                         1,051
        Glatfelter    98,500                                               1,338
        Longview Fibre Co.    113,100                                      1,756
        Potlatch Corp.    65,300                                           3,005
        Rock-Tennessee Co., Class A    79,600                              1,104
        Universal Forest Products, Inc.    38,800                          1,518

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Wausau-Mosinee Paper Corp.    115,025                              1,705
                                                                     -----------
                                                                          13,431
        PRODUCER GOODS & MANUFACTURING  6.2%
        ------------------------------------------------------------------------
      o Actuant Corp., Class A    52,200                                   2,727
      o Advanced Energy Industries, Inc.    74,400                           532
      o Aeroflex, Inc.    164,400                                          1,582
        Albany International Corp., Class A    72,583                      2,479
        Applied Industrial Technologies, Inc.    64,350                    1,862
      = Aptargroup, Inc.    79,800                                         3,870
        Baldor Electric Co.    72,620                                      2,036
        Barnes Group, Inc.    52,100                                       1,336
        Clarcor, Inc.    55,050                                            2,999
      o Cuno, Inc.    37,200                                               2,136
        Curtiss-Wright Corp.    45,600                                     2,334
        Federal Signal Corp.    106,300                                    1,757
        Franklin Electric Co., Inc.    46,800                              2,059
      o Gardner Denver, Inc.    43,800                                     1,658
        Helix Technology Corp.    59,200                                     868
      = Hughes Supply, Inc.    133,800                                     4,065
      = IDEX Corp.    108,300                                              4,175
     @o Ionics, Inc.    49,700                                             2,180
      o Jacuzzi Brands, Inc.    165,000                                    1,666
      o Jarden Corp.    60,300                                             2,774
        JLG Industries, Inc.    96,200                                     1,694
        Kaydon Corp.    62,500                                             1,939
      = Kennametal, Inc.    79,900                                         3,910
     =o Kos Pharmaceuticals, Inc.    81,700                                2,698
        Lennox International, Inc.    128,500                              2,565
        Libbey, Inc.    31,191                                               748
        Lincoln Electric Holdings, Inc.    90,200                          2,900
      o Lone Star Technologies, Inc.    63,600                             2,594
        Manitowoc Co., Inc.    59,162                                      2,153
        Matthews International Corp., Class A    71,400                    2,478
      o Maverick Tube Corp.    94,400                                      3,215
      o Moog, Inc., Class A    57,050                                      2,481
        MSC Industrial Direct Co., Class A    90,200                       3,123
        NACCO Industries, Inc., Class A    16,050                          1,604
      o Oceaneering International, Inc.    55,300                          2,107
     @o Plug Power, Inc.    165,600                                          901
        Regal Beloit Corp.    56,000                                       1,688
      o Safeguard Scientifics, Inc.    273,000                               470
        Sauer-Danfoss, Inc.    106,400                                     2,083
      o Sequa Corp., Class A    23,400                                     1,375
     @o The Shaw Group, Inc.    133,900                                    2,251
     @o Sonic Solutions, Inc.    49,100                                      874
        Steelcase, Inc., Class A    111,400                                1,517
        Stewart & Stevenson Services, Inc.    62,700                       1,282
        Tecumseh Products Co., Class A    40,900                           1,662
        Tennant Co.    20,500                                                794
      o Triumph Group, Inc.    34,800                                      1,234
      o Tyler Technologies, Inc.    94,000                                   719
      o Ultratech Stepper, Inc.    50,400                                    746
        Valmont Industries, Inc.    52,900                                 1,282
        Watsco, Inc.    51,100                                             1,769
        Watts Water Technologies, Inc., Class A    72,000                  2,308
        Woodward Governor Co.    24,800                                    1,767
                                                                     -----------
                                                                         106,026
        RAILROAD & SHIPPING  0.4%
        ------------------------------------------------------------------------
      o Genesee & Wyoming, Inc., Class A    51,700                         1,306
     @o Kansas City Southern Railway    139,200                            2,430
      o RailAmerica, Inc.    76,800                                          996
        Westinghouse Air Brake Technologies Corp.    99,221                1,850
                                                                     -----------
                                                                           6,582
        REAL PROPERTY  6.0%
        ------------------------------------------------------------------------
      o Alexander's, Inc.    11,000                                        2,408
        Alexandria Real Estate Equities, Inc.    43,000                    2,862
        American Home Mortgage Investment Corp.    87,900                  2,939
        AMLI Residential Properties    54,500                              1,587
        Anthracite Capital, Inc.    115,100                                1,380
        Anworth Mortgage Asset Corp.    101,200                            1,008
        Bedford Property Investors, Inc.    36,000                           904
        Brandywine Realty Trust    117,700                                 3,260
        Capital Automotive Real Estate Investment Trust    81,300          2,656
        Colonial Properties Trust    60,200                                2,185
        Commercial Net Lease Realty    114,800                             2,153
        Cornerstone Realty Income Trust, Inc.    125,900                   1,210
        Corporate Office Properties Trust SBI    75,200                    1,935
        CRT Properties, Inc.    59,000                                     1,355
        EastGroup Properties, Inc.    46,200                               1,672
        Entertainment Properties Trust    53,600                           2,257
        Equity Inns, Inc.    101,700                                       1,109
        Equity Lifestyle Properties, Inc.    50,100                        1,717
      o FelCor Lodging Trust, Inc.    132,800                              1,854
        Gables Residential Trust    64,300                                 2,152
        Getty Realty Corp.    54,600                                       1,457
        Glenborough Realty Trust, Inc.    71,200                           1,371
        Glimcher Realty Trust    78,600                                    2,011
      o Homestore, Inc.    259,300                                           612
        IMPAC Mortgage Holdings, Inc.    139,600                           3,189

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        Investors Real Estate Trust    91,900                                920
      o Jones Lang LaSalle, Inc.    71,300                                 2,549
        Kilroy Realty Corp.    62,300                                      2,435
        Kramont Realty Trust    52,900                                     1,238
        LaSalle Hotel Properties    60,900                                 1,848
        Lexington Corp. Properties Trust    107,000                        2,290
        LNR Property Corp.    43,800                                       2,759
      o Meristar Hospitality Corp.    196,100                              1,514
        MFA Mortgage Investments, Inc.    165,100                          1,380
        Mid-America Apartment Communities, Inc.    44,800                  1,694
        National Health Investors, Inc.    60,400                          1,545
        New Century Financial Corp.    76,200                              4,564
      @ Novastar Financial, Inc.    54,900                                 2,529
        Parkway Properties, Inc.    24,700                                 1,149
        Post Properties, Inc.    87,700                                    2,778
        PS Business Parks, Inc.    48,400                                  2,043
        RAIT Investment Trust    55,200                                    1,432
        Ramco-Gershenson Properties    36,800                              1,038
      @ Redwood Trust, Inc.    47,500                                      2,691
        Saul Centers, Inc.    36,600                                       1,222
        Senior Housing Properties Trust    139,000                         2,300
        Sovran Self Storage, Inc.    32,700                                1,301
        Summit Properties, Inc.    69,700                                  2,122
        Sun Communities, Inc.    41,700                                    1,547
        Tanger Factory Outlet Centers    60,000                            1,416
        Taubman Centers, Inc.    110,500                                   2,985
      @ The Town & Country Trust    39,000                                 1,002
      o Trammell Crow Co.    84,400                                        1,430
        US Restaurant Properties, Inc.    49,500                             829
                                                                     -----------
                                                                         101,793
        RETAIL  3.5%
        ------------------------------------------------------------------------
      o A.C. Moore Arts & Crafts, Inc.    43,200                           1,190
        Aaron Rents, Inc.    109,250                                       2,320
        Big 5 Sporting Goods Corp.    50,200                               1,374
        Burlington Coat Factory Warehouse Corp.    97,940                  2,528
        Casey's General Stores, Inc.    111,600                            1,966
        The Cato Corp., Class A    45,600                                  1,386
      o Central Garden & Pet Co.    40,600                                 1,664
      o Charming Shoppes, Inc.    254,900                                  2,116
      o The Children's Place Retail Stores, Inc.    59,120                 2,243
        Christopher & Banks Corp.    83,750                                1,488
      o Cost Plus, Inc.    48,300                                          1,267
      o The Dress Barn, Inc.    64,800                                     1,240
      o Drugstore.com, Inc.    178,700                                       510
        The Finish Line, Class A    105,800                                2,148
      o Guitar Center, Inc.    52,560                                      3,009
      o The Gymboree Corp.    70,100                                         903
      o Insight Enterprises, Inc.    102,650                               1,986
      o Jo-Ann Stores, Inc.    49,310                                      1,352
        Longs Drug Stores Corp.    82,100                                  2,156
      o The Men's Wearhouse, Inc.    82,250                                2,736
      o Payless Shoesource, Inc.    150,510                                1,778
      o Petco Animal Supplies, Inc.    31,700                              1,204
        Ruddick Corp.    103,500                                           2,184
     @o School Specialty, Inc.    39,400                                   1,532
     @o Sharper Image Corp.    34,300                                        590
      o ShopKo Stores, Inc.    66,100                                      1,192
      o Too, Inc.    72,300                                                1,964
     =o Tractor Supply Co.    84,680                                       3,032
     =o United Stationers, Inc.    73,100                                  3,173
        Weis Markets, Inc.    59,300                                       2,256
     @o West Marine, Inc.    44,900                                        1,060
     =o Zale Corp.    115,100                                              3,057
                                                                     -----------
                                                                          58,604
        STEEL  1.4%
        ------------------------------------------------------------------------
      o AK Steel Holding Corp.    240,300                                  3,487
    (7) Allegheny Technologies, Inc.    205,200                            4,925
        Carpenter Technology Corp.    50,600                               3,100
      @ Cleveland-Cliffs, Inc.    45,000                                   2,947
        Quanex Corp.    54,600                                             2,878
        Schnitzer Steel Industries, Inc., Class A    67,000                2,308
        Steel Dynamics, Inc.    109,000                                    4,120
                                                                     -----------
                                                                          23,765
        TELEPHONE  1.1%
        ------------------------------------------------------------------------
      o Autobytel.com, Inc.    83,900                                        468
      o Commonwealth Telephone Enterprises, Inc.    46,600                 2,229
      o Ditech Communications Corp.    70,700                                940
     @o Dobson Communications Corp., Class A    275,600                      507
      o Equinix, Inc.    40,100                                            1,682
      o Extreme Networks, Inc.    263,400                                  1,686
     @o Finisar Corp.    503,440                                             881
      o General Communication, Inc., Class A    130,000                    1,297
        Inter-Tel, Inc.    53,800                                          1,425
     =o Interdigital Communications Corp.    122,800                       2,193
     @o j2 Global Communications, Inc.    51,000                           1,656
      o Price Communications Corp.    124,900                              2,170
     @o Primus Telecommunications Group, Inc.    205,900                     474
        SureWest Communications    31,800                                    771
     @o Time Warner Telecom, Inc., Class A    169,391                        591

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
     @o Utstarcom, Inc.    22,800                                            375
                                                                     -----------
                                                                          19,345
        TOBACCO  0.3%
        ------------------------------------------------------------------------
        Schweitzer-Mauduit International, Inc.    32,700                   1,097
      o Universal Corp.    56,200                                          2,656
      @ Vector Group Ltd.    84,549                                        1,373
                                                                     -----------
                                                                           5,126
        TRAVEL & RECREATION  1.6%
        ------------------------------------------------------------------------
      o Argosy Gaming Co.    64,400                                        2,975
      o Aztar Corp.    75,900                                              2,446
        Central Parking Corp.    79,600                                    1,137
     @o Dick's Sporting Goods, Inc.    71,600                              2,434
      o Dollar Thrifty Automotive Group, Inc.    55,300                    1,726
     @o K2, Inc.    103,900                                                1,461
        The Marcus Corp.    46,225                                         1,152
     @o Multimedia Games, Inc.    61,600                                     543
   o(6) Scientific Games Corp., Class A    191,500                         4,925
      o Shuffle Master, Inc.    82,650                                     2,407
      o Six Flags, Inc.    203,500                                           871
     @o The Sports Authority, Inc.    56,100                               1,423
      o Vail Resorts, Inc.    63,100                                       1,513
      o WMS Industries, Inc.    66,700                                     2,090
                                                                     -----------
                                                                          27,103
        TRUCKING & FREIGHT  1.1%
        ------------------------------------------------------------------------
        Arkansas Best Corp.    55,300                                      2,221
      o Forward Air Corp.    47,500                                        2,024
      o Knight Transportation, Inc.    124,800                             3,070
      o Landstar Systems, Inc.    133,000                                  4,626
      o Old Dominion Freight Line    54,700                                1,934
      o Pacer International, Inc.    81,800                                1,600
        USF Corp.    61,500                                                2,027
      o Wabash National Corp.    59,600                                    1,513
                                                                     -----------
                                                                          19,015
        UTILITIES: ELECTRIC & GAS  2.3%
        ------------------------------------------------------------------------
        American States Water Co.    33,250                                  863
      o Aquila, Inc.    525,100                                            1,943
        Avista Corp.    105,900                                            1,871
        Black Hills Corp.    71,900                                        2,142
        California Water Service Group    38,800                           1,259
        CH Energy Group, Inc.    34,500                                    1,632
        Cleco Corp.    104,200                                             2,056
      o El Paso Electric Co.    105,400                                    2,049
        The Empire District Electric Co.    55,900                         1,279
        The Laclede Group, Inc.    46,700                                  1,415
        MGE Energy, Inc.    42,300                                         1,519
        New Jersey Resources Corp.    61,400                               2,692
        Northwest Natural Gas Co.    60,500                                2,054
        Otter Tail Corp.    58,300                                         1,458
        PNM Resources, Inc.    132,350                                     3,339
     @o Sierra Pacific Resources    259,300                                2,552
        South Jersey Industries    30,700                                  1,636
        Southwest Gas Corp.    78,600                                      1,994
        UIL Holdings Corp.    31,600                                       1,559
        Unisource Energy Corp.    70,780                                   2,159
      o Veritas DGC, Inc.    74,000                                        1,849
                                                                     -----------
                                                                          39,320

                                                          FACE
        SECURITY                                         AMOUNT
          RATE, MATURITY DATE                          ($ X 1,000)
        U.S. TREASURY OBLIGATIONS  0.0% of net assets
      = U.S. Treasury Bills
          2.01%-2.11%, 03/17/05                               220            219

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $1,346,761, and the unrealized gains and losses were $536,017 and $(185,712), respectively.

The fund's portfolio holdings include $134,009 of securities on loan.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
        SECURITY AND NUMBER OF SHARES                                ($ X 1,000)
        COLLATERAL INVESTED FOR SECURITIES ON LOAN
        8.5% of net assets

        SHORT-TERM INVESTMENT  8.5%
        ------------------------------------------------------------------------
        Securities Lending Investments Fund
        144,420,695                                                      144,421

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                         NUMBER
                                           OF          CONTRACT       UNREALIZED
                                        CONTRACTS        VALUE           LOSS
        FUTURES CONTRACTS
        Russell 2000 Index, Long
        Expires 03/18/05                    2             625             (30)

SCHWAB CAPITAL TRUST
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 >  Security is valued at fair value

 @  All or a portion of this security is on loan

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.7%  COMMON STOCK                                   1,080,573      1,191,881
  0.2%  SHORT-TERM INVESTMENTS                             2,712          2,712
  0.0%  U.S. TREASURY OBLIGATION                             434            434
  0.0%  PREFERRED STOCK                                       68             72
  0.0%  WARRANTS                                             286             13
  0.0%  RIGHTS                                               137              5
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                              1,084,210      1,195,117
  8.0%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                95,798         95,798
(7.9)%  OTHER ASSETS AND LIABILITIES, NET                               (95,111)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,195,804

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  99.7% of net assets

      AEROSPACE / DEFENSE  1.6%
      --------------------------------------------------------------------------
    o Aerosonic Corp.    300                                                   2
    o Armor Holdings, Inc.    500                                             22
      The Boeing Co.    68,800                                             3,481
    @ Crane Co.    5,000                                                     142
    o DRS Technologies, Inc.    1,382                                         56
      EDO Corp.    900                                                        29
      Engineered Support Systems, Inc.    2,475                              144
    o EnPro Industries, Inc.    920                                           25
    o ESCO Technologies, Inc.    1,400                                       101
    o Esterline Technologies Corp.    2,400                                   72
      GenCorp, Inc.    2,500                                                  46
      General Dynamics Corp.    15,700                                     1,621
      Goodrich Corp.    8,404                                                288
      Heico Corp., Class A    2,286                                           38
      Kaman Corp., Class A    1,300                                           15
    @ L-3 Communications Holdings, Inc.    9,100                             650
      Lockheed Martin Corp.    37,052                                      2,142
      Northrop Grumman Corp.    30,032                                     1,558
      Raytheon Co.    34,900                                               1,305
      Rockwell Automation, Inc.    15,700                                    889
      Rockwell Collins, Inc.    13,100                                       562
    o SatCon Technology Corp.    900                                           2
   @o Teledyne Technologies, Inc.    12,157                                  366
      Textron, Inc.    11,800                                                849
    o Transtechnology Corp.    500                                             3
    o Trimble Navigation Ltd.    5,700                                       203
      United Technologies Corp.    42,034                                  4,232
    o Veeco Instruments, Inc.    3,500                                        61
                                                                     -----------
                                                                          18,904
      AIR TRANSPORTATION  1.0%
      --------------------------------------------------------------------------
    o AAR Corp.    2,500                                                      29
   @o AirTran Holdings, Inc.    5,800                                         50
    o Alaska Air Group, Inc.    1,900                                         57
   @o AMR Corp.    12,000                                                    103
   @o ATA Holdings Corp.    1,200                                              1
    o Aviall, Inc.    2,500                                                   72
   @o Continental Airlines, Inc., Class B    5,000                            52
   @o Delta Air Lines, Inc.    10,300                                         55
    o EGL, Inc.    4,150                                                     125
    o ExpressJet Holdings, Inc.    3,000                                      33
      FedEx Corp.    28,063                                                2,684
    o Hawk Corp., Class A    1,800                                            16
   @o JetBlue Airways Corp.    7,975                                         158
    o MAIR Holdings, Inc.    1,100                                            10
   @o Mesa Air Group, Inc.    1,300                                           10
   @o Northwest Airlines Corp.    6,500                                       48
    @ Sabre Holdings Corp., Class A    12,401                                262
      SkyWest, Inc.    4,000                                                  69
      Southwest Airlines Co.    64,125                                       929
      United Parcel Service, Inc., Class B    91,480                       6,832
                                                                     -----------
                                                                          11,595

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      ALCOHOLIC BEVERAGES  0.4%
      --------------------------------------------------------------------------
    @ Adolph Coors Co., Class B    2,500                                     186
      Anheuser-Busch Cos., Inc.    67,000                                  3,295
      Brown-Forman Corp., Class B    9,912                                   478
    o Constellation Brands, Inc., Class A    8,800                           457
      National Beverage Corp.    7,400                                        65
                                                                     -----------
                                                                           4,481
      APPAREL  0.6%
      --------------------------------------------------------------------------
      Brown Shoe Co., Inc.    3,300                                           96
      The Buckle, Inc.    1,000                                               29
    o Carter's, Inc.    2,500                                                 91
    o Coach, Inc.    16,004                                                  898
    o Columbia Sportswear Co.    4,350                                       239
    o Finlay Enterprises, Inc.    1,000                                       17
    o Guess?, Inc.    2,700                                                   38
      Haggar Corp.    1,200                                                   26
    o Hampshire Group Ltd.    1,000                                           36
    o The J. Jill Group, Inc.    2,000                                        29
      Jones Apparel Group, Inc.    12,156                                    409
      K-Swiss, Inc., Class A    2,400                                         73
      Kellwood Co.    2,900                                                   84
      Kenneth Cole Productions, Inc., Class A    3,100                        83
      Liz Claiborne, Inc.    18,600                                          780
      Nike, Inc., Class B    20,700                                        1,793
      Oshkosh B'Gosh, Inc., Class A    1,200                                  23
      Phillips-Van Heusen Corp.    1,800                                      49
      Polo Ralph Lauren Corp.    6,500                                       253
   @o Quiksilver, Inc.    2,000                                               60
      Reebok International Ltd.    8,000                                     356
      Russell Corp.    2,600                                                  47
      Saucony, Inc., Class B    1,900                                         52
    o Skechers USA, Inc., Class A    6,500                                    95
    o Stage Stores, Inc.    1,200                                             47
    o Steven Madden Ltd.    1,800                                             35
      Stride Rite Corp.    2,900                                              35
      Superior Uniform Group, Inc.    1,600                                   24
      Tandy Brands Accessories, Inc.    1,000                                 15
    o Tarrant Apparel Group    1,700                                           4
    o Timberland Co., Class A    1,400                                        92
    o Unifi, Inc.    1,900                                                     6
      VF Corp.    15,000                                                     797
   @o The Warnaco Group, Inc.    2,500                                        54
      Wolverine World Wide, Inc.    5,200                                    163
                                                                     -----------
                                                                           6,928
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B    1,300                                      35
    o Aftermarket Technology Corp.    2,511                                   37
      American Axle & Manufacturing Holdings, Inc.    5,300                  142
      ArvinMeritor, Inc.    4,900                                             93
      Bandag, Inc.    3,200                                                  155
      BorgWarner, Inc.    5,400                                              290
      Carlisle Cos., Inc.    3,600                                           227
      Cascade Corp.    4,400                                                 161
    o Collins & Aikman Corp.    1,400                                          5
    @ Cooper Tire & Rubber Co.    6,400                                      138
    o CSK Auto Corp.    3,500                                                 55
      Cummins, Inc.    3,900                                                 303
      Dana Corp.    40,800                                                   648
      Danaher Corp.    24,000                                              1,317
    @ Delphi Corp.    45,600                                                 346
      Donaldson Co., Inc.    3,800                                           118
    o Dura Automotive Systems, Inc., Class A    12,100                       112
      Eaton Corp.    12,600                                                  857
      Federal Screw Works    250                                               9
    @ Ford Motor Co.    148,736                                            1,959
    @ General Motors Corp.    45,386                                       1,671
    @ Gentex Corp.    2,300                                                   78
    @ Genuine Parts Co.    13,500                                            571
   @o Goodyear Tire & Rubber Co.    12,500                                   193
    o Group 1 Automotive, Inc.    1,400                                       41
      Harley-Davidson, Inc.    25,500                                      1,533
    o Keystone Automotive Industries, Inc.    1,800                           40
      Lear Corp.    5,800                                                    313
      Lithia Motors, Inc., Class A    700                                     19
    o MarineMax, Inc.    800                                                  25
    o Midas, Inc.    1,300                                                    26
      Modine Manufacturing Co.    3,700                                      117
      Monaco Coach Corp.    1,200                                             22
    o Monro Muffler Brake, Inc.    1,050                                      27
      Myers Industries, Inc.    2,580                                         33
    o Navistar International Corp.    6,900                                  269
    @ Oshkosh Truck Corp.    4,500                                           330
      Polaris Industries, Inc.    3,200                                      216
    o Rush Enterprises, Inc., Class B    500                                   8
      Sonic Automotive, Inc.    1,400                                         33
      Standard Motor Products, Inc.    2,000                                  26
    o Stoneridge, Inc.    1,700                                               25
    @ Superior Industries International, Inc.    800                          20
    o TBC Corp.    100                                                         3
      Thor Industries, Inc.    4,500                                         155
      Titan International, Inc.    800                                        11
   @o Tower Automotive, Inc.    2,300                                          2
      United Auto Group, Inc.    1,000                                        28
    o United Defense Industries, Inc.    3,900                               187
    o UQM Technologies, Inc.    1,500                                          4
    @ Visteon Corp.    5,451                                                  40

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Winnebago Industries, Inc.    2,600                                     90
                                                                     -----------
                                                                          13,163
      BANKS  7.4%
      --------------------------------------------------------------------------
      ABC Bancorp    1,500                                                    30
      Abigail Adams National Bancorp    550                                   10
      Alabama National Bancorp    1,600                                      100
      AmSouth Bancorp.    28,403                                             708
      Anchor Bancorp Wisconsin, Inc.    3,100                                 84
      Arrow Financial Corp.    991                                            29
      Associated Banc-Corp.    13,100                                        433
      BancFirst Corp.    500                                                  38
      Bancorpsouth, Inc.    7,612                                            166
      Bank Mutual Corp.    6,168                                              74
  (7) Bank of America Corp.    338,518                                    15,697
      Bank of Hawaii Corp.    3,500                                          168
      The Bank of New York Co., Inc.    65,500                             1,946
      BankAtlantic Bancorp, Inc., Class A    2,200                            42
      Banknorth Group, Inc.    14,890                                        534
      BB&T Corp.    46,386                                                 1,831
      Berkshire Bancorp, Inc.    3,600                                        75
      Boston Private Financial Holdings, Inc.    2,129                        59
    @ Brookline Bancorp, Inc.    2,405                                        38
      Bryn Mawr Bank Corp.    1,400                                           30
      Camden National Corp.    700                                            26
      Capital City Bank Group, Inc.    1,500                                  59
    o Capital Crossing Bank    2,000                                          64
      Capitol Bancorp Ltd.    1,500                                           49
      Capitol Federal Financial    6,920                                     249
      Cascade Bancorp    2,655                                                52
    @ Cavalry Bancorp, Inc.    500                                            11
    o Central Coast Bancorp    1,464                                          33
      Century Bancorp, Inc., Class A    800                                   23
      Chemical Financial Corp.    1,383                                       51
      Chittenden Corp.    2,272                                               62
      Citizens Banking Corp. Michigan    4,590                               143
      Citizens South Banking Corp.    1,000                                   14
      City Holding Co.    1,800                                               59
      City National Corp.    3,100                                           216
      The Colonial BancGroup, Inc.    10,100                                 204
      Columbia Bancorp    700                                                 24
      Columbia Banking Systems, Inc.    1,951                                 46
      Comerica, Inc.    13,496                                               781
    @ Commerce Bancorp, Inc. N.J.    5,660                                   326
      Commerce Bancshares, Inc.    12,697                                    610
      Community Bank System, Inc.    1,400                                    33
      Community Trust Bancorp, Inc.    2,487                                  77
      Compass Bancshares, Inc.    11,400                                     534
      Corus Bankshares, Inc.    2,000                                        100
      Cullen/Frost Bankers, Inc.    3,300                                    155
      Dime Community Bancshares, Inc.    3,375                                55
      Doral Financial Corp.    9,900                                         428
      Exchange National Bancshares, Inc.    750                               22
      Fifth Third Bancorp    49,101                                        2,282
      First Bancorp Puerto Rico    2,100                                     114
      First Busey Corp.    1,500                                              31
      First Charter Corp.    3,500                                            80
      First Citizens BancShares, Inc., Class A    300                         43
      First Commonwealth Financial Corp.    2,504                             36
      First Financial Bancorp    1,839                                        32
      First Financial Bancshares, Inc.    1,500                               69
      First Horizon National Corp.    10,800                                 460
      First M & F Corp.    1,000                                              34
      First Merchants Corp.    1,041                                          27
      First Midwest Bancorp, Inc. Illinois    3,125                          108
      First Niagara Financial Group, Inc.    7,670                           105
      First Oak Brook Bancshares, Inc.    1,500                               45
      The First of Long Island Corp.    2,000                                 98
      First Republic Bank    800                                              40
    o FirstFed Financial Corp.    2,900                                      154
      FirstMerit Corp.    7,300                                              193
    @ FNB Corp.    2,639                                                      52
      Frontier Financial Corp.    700                                         27
      Fulton Financial Corp.    11,182                                       244
      Gold Banc Corp., Inc.    1,400                                          20
      Great Southern Bancorp, Inc.    1,400                                   51
      Greater Bay Bancorp    5,406                                           147
      Hancock Holding Co.    2,100                                            68
      Harbor Florida Bancshares, Inc.    1,100                                37
      Harleysville National Corp.    1,157                                    29
      Hibernia Corp., Class A    16,900                                      445
      Home Federal Bancorp    800                                             20
      Horizon Financial Corp.    2,156                                        43
      Hudson City Bancorp, Inc.    19,100                                    672
      Hudson United Bancorp    5,740                                         211
      Huntington Bancshares, Inc.    18,290                                  420
      Independent Bank Corp.    1,000                                         30
      Integra Bank Corp.    1,225                                             28
      Interchange Financial Services Corp.    1,050                           29
    o Internet Capital Group, Inc.    350                                      3
      Irwin Financial Corp.    3,700                                          91
      JPMorgan Chase & Co.    295,944                                     11,048
      KeyCorp, Inc.    34,300                                              1,146
      Lakeland Financial Corp.    1,100                                       44
      M&T Bank Corp.    8,962                                                917
      MAF Bancorp., Inc.    2,028                                             90
      Main Street Banks, Inc.    1,000                                        33
      MainSource Financial Group, Inc.    1,653                               37

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Marshall & Ilsley Corp.    19,150                                      820
      MASSBANK Corp.    1,500                                                 57
      Mellon Financial Corp.    35,800                                     1,051
      Mercantile Bankshares Corp.    5,574                                   282
      Merchants Bancshares, Inc.    750                                       21
      Mid-State Bancshares    3,500                                           99
      Midwest Banc Holdings, Inc.    1,300                                    29
      Nara Bancorp, Inc.    4,000                                             80
      National City Corp.    56,821                                        2,020
      National Penn Bancshares, Inc.    1,132                                 29
      NBT Bancorp., Inc.    1,400                                             33
      NetBank, Inc.    3,300                                                  31
      NewMil Bancorp, Inc.    1,000                                           30
      North Fork Bancorp., Inc.    38,411                                  1,102
      North Valley Bancorp    1,500                                           30
      Northern Trust Corp.    18,500                                         807
      OceanFirst Financial Corp.    1,050                                     25
      Old National Bancorp.    6,244                                         136
      Omega Financial Corp.    1,000                                          32
      Oriental Financial Group    1,663                                       47
      Park National Corp.    845                                             102
      Pennfed Finance Services, Inc.    4,000                                 64
      Peoples Bank-Bridgeport    8,250                                       305
      Peoples Financial Corp.    3,000                                        57
      PFF Bancorp, Inc.    1,120                                              48
      PNC Financial Services Group, Inc.    24,500                         1,320
      Popular, Inc.    26,800                                                715
      Prosperity Bancshares, Inc.    2,400                                    67
      Provident Bankshares Corp.    1,657                                     55
      Regions Financial Corp.    39,314                                    1,258
    @ Republic Bancorp, Inc.    5,135                                         73
      Republic Bancorp, Inc., Class A    1,575                                43
      Riggs National Corp.    1,500                                           33
      S&T Bancorp, Inc.    1,400                                              52
    o S1 Corp.    12,930                                                     107
      Sandy Spring Bancorp, Inc.    2,900                                    107
      Seacoast Banking Corp. of Florida    1,980                              41
      Shore Bancshares, Inc.    500                                           17
    o Silicon Valley Bancshares    2,200                                      96
      Simmons First National Corp., Class A    1,000                          27
      Sky Financial Group, Inc.    8,510                                     226
      The South Financial Group, Inc.    4,500                               137
      Southwest Bancorp of Texas, Inc.    7,000                              138
      Southwest Bancorp, Inc. Oklahoma    3,300                               73
      State Bancorp, Inc.    882                                              25
      State Street Corp.    28,000                                         1,255
      Sterling Bancorp NY    1,827                                            50
      Sterling Bancshares, Inc. Texas    2,100                                31
    o Sterling Financial Corp. Washington    1,218                            46
      Suffolk Bancorp    2,400                                                81
    o Sun Bancorp, Inc. N.J.    3,307                                         83
      SunTrust Banks, Inc.    31,842                                       2,293
      Susquehanna Bancshares, Inc.    3,168                                   78
      SY Bancorp, Inc.    1,400                                               34
      Synovus Financial Corp.    24,600                                      667
      TCF Financial Corp.    13,600                                          382
      Texas Regional Bancshares, Inc., Class A    2,326                       72
      Timberland Bancorp, Inc.    1,000                                       23
      Tompkins Trustco, Inc.    770                                           41
      TriCo Bancshares    400                                                  9
      Trustco Bank Corp. NY    2,857                                          36
      Trustmark Corp.    4,300                                               119
      U.S. Bancorp    158,531                                              4,764
      UCBH Holdings, Inc.    4,700                                           207
      UMB Financial Corp.    1,787                                            98
      Umpqua Holdings Corp.    343                                             8
      Union Bankshares Corp.    700                                           25
      UnionBanCal Corp.    22,600                                          1,392
      United Bankshares, Inc.    3,400                                       116
      Unizan Financial Corp.    1,371                                         33
      USB Holding Co., Inc.    1,865                                          44
      Valley National Bancorp    7,756                                       200
      Wachovia Corp.    133,649                                            7,331
      Washington Trust Bancorp, Inc.    1,000                                 30
    @ Wells Fargo & Co.    140,077                                         8,587
      WesBanco, Inc.    3,200                                                 90
      West Coast Bancorp    1,200                                             29
      Westamerica Bancorp.    1,700                                           88
      WestCorp., Inc.    4,707                                               214
      Whitney Holding Corp.    4,450                                         203
      Wilmington Trust Corp.    5,700                                        198
      Wintrust Financial Corp.    1,800                                      100
      WSFS Financial Corp.    1,000                                           57
      Zions Bancorp.    7,700                                                522
                                                                     -----------
                                                                          88,114
      BUSINESS MACHINES & SOFTWARE  7.3%
      --------------------------------------------------------------------------
    o 3Com Corp.    17,900                                                    66
    o 3D Systems Corp.    1,400                                               32
    o Adaptec, Inc.    5,700                                                  34
    @ Adobe Systems, Inc.    20,000                                        1,138
    o Advanced Digital Information Corp.    2,600                             27
      Analogic Corp.    4,700                                                193
    o Apple Computer, Inc.    30,800                                       2,369
    o Arbitron, Inc.    2,120                                                 87
    o Artesyn Technologies, Inc.    1,100                                     11
    o Ascential Software Corp.    2,912                                       42
    @ Autodesk, Inc.    16,800                                               493
    o Avici Systems, Inc.    375                                               3
    o Avocent Corp.    13,963                                                510

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o BEA Systems, Inc.    30,400                                            259
      Black Box Corp.    5,200                                               242
    o BMC Software, Inc.    19,000                                           320
   @o Borland Software Corp.    3,000                                         26
    o Cisco Systems, Inc.    563,969                                      10,174
    o Cogent, Inc.    5,000                                                  151
    o Cognitronics Corp.    2,600                                             11
    o Compuware Corp.    19,900                                              137
    o Comverse Technology, Inc.    13,400                                    299
    o Concurrent Computer Corp.    3,000                                       6
    o CoSine Communications, Inc.    730                                       2
    o Dell, Inc.    209,300                                                8,740
      Diebold, Inc.    5,300                                                 285
    o Digital Lightwave, Inc.    1,300                                         1
    o EMC Corp.    199,686                                                 2,616
    o Enterasys Networks, Inc.    8,500                                       12
      Fair Isaac Corp.    7,744                                              268
    o Flow International Corp.    900                                          3
    o Foundry Networks, Inc.    9,300                                         96
    o Gateway, Inc.    11,800                                                 56
    o General Binding Corp.    500                                             7
    o Hanger Orthopedic Group, Inc.    5,400                                  39
      Hewlett-Packard Co.    252,916                                       4,955
      IKON Office Solutions, Inc.    12,500                                  134
    o Imagistics International, Inc.    2,840                                 97
    o Immersion Corp.    800                                                   6
    o Input/Output, Inc.    4,200                                             26
    o Integrated Device Technology, Inc.    4,200                             49
   @o Intellisync Corp.    1,500                                               3
    o Intergraph Corp.    9,700                                              288
    o Interland, Inc.    510                                                   1
@(10) International Business Machines Corp.    142,350                    13,298
    o InterVoice, Inc.    1,678                                               20
    o Interwoven, Inc.    5,925                                               54
    o Iomega Corp.    12,400                                                  65
   @o Juniper Networks, Inc.    40,565                                     1,019
    o Lantronix, Inc.    1,900                                                 2
    o LaserCard Corp.    1,000                                                 8
    o Lawson Software, Inc.    8,000                                          52
   @o Lexmark International, Inc., Class A    10,900                         909
    o LTX Corp.    1,900                                                      11
    o Maxtor Corp.    17,748                                                  84
    o McData Corp., Class A    2,617                                          11
      Microchip Technology, Inc.    16,475                                   429
    o Micromuse, Inc.    2,900                                                15
    o Micros Systems, Inc.    5,500                                          384
 =(3) Microsoft Corp.    896,760                                          23,567
    o MIPS Technology, Inc., Class A    1,100                                 12
    o MSC.Software Corp.    1,800                                             19
    o NCR Corp.    23,800                                                    813
    o Network Appliance, Inc.    27,500                                      876
    o Novell, Inc.    25,600                                                 148
    o Oracle Corp.    429,500                                              5,914
   @o PalmOne, Inc.    1,569                                                  41
    o PalmSource, Inc.    2,500                                               26
    o Peregrine Systems, Inc.    144                                           3
      Pitney Bowes, Inc.    20,000                                           895
    o Precis, Inc.    1,200                                                    3
    o Printronix, Inc.    2,400                                               41
    o Sandisk Corp.    11,000                                                272
    o Scansource, Inc.    600                                                 39
   >o Seagate Escrow Security    7,500                                        --
    o Siebel Systems, Inc.    25,100                                         219
   @o Silicon Graphics, Inc.    4,800                                          6
   @o SoftBrands, Inc.    689                                                  1
    o Storage Technology Corp.    14,400                                     453
   >o StorageNetworks, Inc.    2,100                                          --
    o Sun Microsystems, Inc.    248,230                                    1,082
    o Sybase, Inc.    19,036                                                 371
    o Tech Data Corp.    5,300                                               223
    o The Titan Corp.    6,381                                               107
      Total System Services, Inc.    16,300                                  385
    o Unisys Corp.    27,600                                                 217
    o Versata, Inc.    9                                                      --
    o Vitria Technology, Inc.    925                                           4
    o Xerox Corp.    69,700                                                1,107
    o Zhone Technologies, Inc.    1,000                                        2
                                                                     -----------
                                                                          87,521
      BUSINESS SERVICES  5.6%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.    1,000                                      18
    o @Road, Inc.    4,400                                                    26
      Aaron Rents, Inc., Class A    2,175                                     42
      ABM Industries, Inc.    4,900                                           90
    o Actuate Corp.    2,300                                                   6
    o Adesa, Inc.    8,200                                                   169
    o Administaff, Inc.    2,800                                              41
    o Advent Software, Inc.    4,100                                          79
    o The Advisory Board Co.    1,000                                         36
      Advo, Inc.    4,050                                                    149
    o Aether Systems, Inc.    1,100                                            4
    o Affiliated Computer Services, Inc., Class A    12,000                  650
    o Affymetrix, Inc.    4,900                                              202
    o Agile Software Corp.    1,900                                           14
    o Akamai Technologies, Inc.    8,938                                     117
    o Aleris International, Inc.    2,459                                     41
    o The Allied Defense Group, Inc.    500                                   11
    o Allied Waste Industries, Inc.    26,600                                221
    o Altiris, Inc.    2,500                                                  81
      Ambassadors International, Inc.    1,700                                25
    o American Locker Group, Inc.    500                                       7
    o American Superconductor Corp.    700                                     8
    o AMN Healthcare Services, Inc.    4,110                                  59

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Analysts International Corp.    2,400                                    9
      Angelica Corp.    2,500                                                 72
    o Ansoft Corp.    2,300                                                   47
    o answerthink, Inc.    1,700                                               8
    o Ansys, Inc.    3,400                                                   110
    o Anteon International Corp.    2,000                                     69
   @o Apollo Group, Inc., Class A    17,050                                1,333
      Aramark Corp., Class B    9,300                                        242
    o Arena Pharmaceuticals, Inc.    800                                       5
    o Ariba, Inc.    5,270                                                    73
    o Artistdirect, Inc.    1,000                                             --
   @o Ask Jeeves, Inc.    4,400                                              125
    o Aspen Technology, Inc.    6,000                                         31
    o Atari, Inc.    1,600                                                     4
      Automatic Data Processing, Inc.    48,100                            2,091
    o BearingPoint, Inc.    7,100                                             56
    o BindView Development Corp.    1,700                                      6
    o The BISYS Group, Inc.    9,000                                         138
    o Blue Coat Systems, Inc.    340                                           9
    o Blue Martini Software, Inc.    285                                       1
    o Bottomline Technologies, Inc.    2,000                                  28
      Bowne & Co., Inc.    4,200                                              62
    o Bright Horizons Family Solutions, Inc.    1,300                         76
      The Brink's Co.    5,600                                               198
   @o BroadVision, Inc.    1,090                                               3
   @o Brocade Communications Systems, Inc.    21,000                         130
    o CACI International, Inc., Class A    2,100                             110
   @o Career Education Corp.    8,614                                        347
    o Carreker Corp.    3,700                                                 28
    o Casella Waste Systems, Inc., Class A    2,500                           36
      Catalina Marketing Corp.    5,900                                      152
    o Catapult Communications Corp.    1,600                                  36
      CDI Corp.    3,700                                                      78
      CDW Corp.    6,800                                                     398
    o Cell Genesys, Inc.    1,500                                             10
      Cendant Corp.    83,720                                              1,972
    o Centra Software, Inc.    2,400                                           5
    o Ceridian Corp.    19,500                                               345
    o Cerner Corp.    4,200                                                  209
      Certegy, Inc.    4,150                                                 145
    o Charles River Associates, Inc.    2,500                                109
    o Checkfree Corp.    7,900                                               308
      Chemed Corp.    700                                                     50
    o Chindex International, Inc.    2,200                                    17
    o ChoicePoint, Inc.    6,900                                             317
    o Chordiant Software, Inc.    1,100                                        2
    o Ciber, Inc.    1,900                                                    16
    @ Cintas Corp.    15,350                                                 668
    o Citrix Systems, Inc.    20,000                                         429
    o Clarent Corp.    1,545                                                  --
    o Clarus Corp.    1,200                                                   11
    o Click Commerce, Inc.    320                                              6
    o Closure Medical Corp.    3,400                                          67
    o Cognizant Technology Solutions Corp., Class A    10,600                402
    o Com21, Inc.    1,400                                                    --
    o Comarco, Inc.    500                                                     4
    @ Computer Associates International, Inc.    47,226                    1,284
    o Computer Sciences Corp.    16,238                                      837
    o Concord Communications, Inc.    1,600                                   17
    o Connetics Corp.    3,400                                                83
    o Convergys Corp.    10,500                                              150
    o Copart, Inc.    6,550                                                  151
    o Corillian Corp.    2,000                                                 8
    o Corinthian Colleges, Inc.    9,200                                     177
    o Corio, Inc.    1,400                                                     4
    o Cornell Cos., Inc.    2,100                                             32
    @ Corporate Executive Board Co.    2,700                                 173
    o Correctional Services Corp.    2,000                                     6
    o CoStar Group, Inc.    800                                               34
      Courier Corp.    4,200                                                 219
    o Covansys Corp.    5,000                                                 71
    o Credit Acceptance Corp.    2,400                                        59
    o Cross Country Healthcare, Inc.    1,600                                 26
    o CSG Systems International, Inc.    5,400                                98
    o CuraGen Corp.    2,100                                                  13
    o Datastream Systems, Inc.    1,300                                        9
      Deluxe Corp.    3,800                                                  145
    o Dendrite International, Inc.    3,600                                   65
   @o DeVry, Inc.    4,800                                                    85
    o Digimarc Corp.    3,500                                                 31
    o Digital Insight Corp.    2,300                                          38
   @o Digital River, Inc.    2,100                                            82
    o Digitas, Inc.    4,000                                                  42
    o Diversa Corp.    1,100                                                   8
    o Divine, Inc., Class A    161                                            --
    o DoubleClick, Inc.    10,737                                             88
    o DST Systems, Inc.    8,100                                             393
    o Dun & Bradstreet Corp.    16,000                                       930
    o Dyax Corp.    2,000                                                     11
    o E.piphany, Inc.    2,100                                                 9
    o Earthlink, Inc.    11,850                                              119
    o eBay, Inc.    55,424                                                 4,517
    o Echelon Corp.    3,700                                                  26
    o Eclipsys Corp.    1,800                                                 34
    o Edgewater Technology, Inc.    767                                        4
    o Education Management Corp.    5,900                                    188
    o eFunds Corp.    5,002                                                  112
      Electronic Data Systems Corp.    42,100                                902
    o eLoyalty Corp.    190                                                    1
    o Embarcadero Technologies, Inc.    2,900                                 23
    o Encysive Pharmaceuticals, Inc.    2,600                                 24
      Ennis, Inc.    4,500                                                    77
    o Entrust, Inc.    2,800                                                  10

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Epicor Software Corp.    4,000                                          54
    o EPIQ Systems, Inc.    550                                                8
   >o ePresence, Inc.    2,700                                                --
      Equifax, Inc.    11,800                                                334
    o eResearch Technology, Inc.    5,625                                     69
    o Euronet Worldwide, Inc.    2,500                                        60
    o Exelixis, Inc.    1,800                                                 14
    o Exponent, Inc.    3,000                                                 75
    o F5 Networks, Inc.    3,300                                             158
      Factset Research Systems, Inc.    2,500                                133
    o Falcon Products, Inc.    1,500                                          --
    o FalconStor Software, Inc.    1,200                                      10
    o Fargo Electronics, Inc.    2,000                                        28
   @o FileNet Corp.    3,800                                                  85
    o First Consulting Group, Inc.    1,800                                   10
      First Data Corp.    71,932                                           2,931
    o Firstwave Technologies, Inc.    1,000                                    2
    o Fiserv, Inc.    15,300                                                 585
    o Five Star Quality Care, Inc.    135                                      1
    o Forrester Research, Inc.    4,100                                       66
      Friedman Billings Ramsey Group, Inc., Class A    12,080                238
    o FTI Consulting, Inc.    2,700                                           52
      G&K Services, Inc., Class A    3,700                                   165
    o Gartner, Inc., Class A    10,300                                       116
    o Genaissance Pharmaceuticals, Inc.    1,800                               3
    o Genencor International, Inc.    14,000                                 267
    o Gentiva Health Services, Inc.    3,250                                  52
   >o Genuity, Inc., Class A    280                                           --
    o Geoworks Corp.    800                                                   --
    o Global Imaging Systems, Inc.    2,100                                   75
    @ Global Payments, Inc.    120                                             7
   @o Google, Inc., Class A    22,500                                      4,402
    o GP Strategies Corp.    1,500                                            12
      Grey Global Group, Inc.    200                                         218
    @ GTECH Holdings Corp.    9,400                                          220
    @ H&R Block, Inc.    21,300                                            1,029
   >o HA-LO Industries, Inc.    2,100                                         --
    o Heidrick & Struggles International, Inc.    3,100                      102
    o Hewitt Associates, Inc., Class A    10,320                             309
    o Hudson Highland Group, Inc.    360                                      11
    o Hyperion Solutions Corp.    2,850                                      137
   @o IAC/InterActiveCorp    57,117                                        1,384
    o iBEAM Broadcasting Corp.    290                                         --
    o ICOS Corp.    2,700                                                     68
    o ICT Group, Inc.    500                                                   5
    o Identix, Inc.    1,600                                                  10
    o IDX Systems Corp.    4,000                                             124
    o iGate Corp.    1,300                                                     6
      IMS Health, Inc.    19,300                                             451
    o InFocus Corp.    1,600                                                  12
    o Infonet Services Corp., Class B    11,200                               23
    o Informatica Corp.    6,700                                              52
    o Inforte Corp.    3,700                                                  24
   @o Infospace, Inc.    3,872                                               183
    o infoUSA, Inc.    2,300                                                  24
    o Innodata Isogen, Inc.    2,400                                          10
    o Interactive Intelligence, Inc.    1,000                                  4
    o Internet Security Systems    4,600                                     103
    o Interpublic Group of Cos., Inc.    34,144                              446
    o Intrado, Inc.    3,600                                                  48
    o Intuit, Inc.    16,715                                                 652
   @o Invitrogen Corp.    3,629                                              249
   @o Iron Mountain, Inc.    9,787                                           276
    o ITT Educational Services, Inc.    6,000                                295
      Jack Henry & Associates, Inc.    6,300                                 131
    o Jacobs Engineering Group, Inc.    3,800                                193
    o JDA Software Group, Inc.    2,000                                       24
      John H. Harland Co.    3,500                                           127
    o Kana Software, Inc.    528                                               1
    o Kanbay International, Inc.    3,000                                     81
    o Keane, Inc.    3,960                                                    52
    o Keith Cos., Inc.    3,000                                               51
      Kelly Services, Inc., Class A    3,200                                  93
    o Kforce, Inc.    405                                                      4
    o Kinder Morgan Management LLC    3,381                                  143
    o Korn/Ferry International    3,600                                       71
    o Kronos, Inc.    1,875                                                  101
   @o Lamar Advertising Co., Class A    9,200                                395
    o Laureate Education, Inc.    4,700                                      208
    o Learning Tree International, Inc.    1,400                              19
   >o Liberate Technologies    5,900                                          14
    o Lightbridge, Inc.    2,200                                              13
    o LookSmart Ltd.    2,400                                                  3
    o Luminex Corp.    800                                                     6
    o Macrovision Corp.    3,100                                              72
    o Magma Design Automation, Inc.    1,700                                  23
    o Management Network Group, Inc.    2,400                                  5
    o Manhattan Associates, Inc.    1,300                                     29
      Manpower, Inc.    6,991                                                340
    o Manugistics Group, Inc.    2,300                                         5
    o MAPICS, Inc.    1,000                                                   12
    o Mapinfo Corp.    3,125                                                  40
    o Matria Healthcare, Inc.    1,200                                        55
    o Matrixone, Inc.    1,700                                                 9
    o MAXIMUS, Inc.    1,700                                                  51
    o Maxygen, Inc.    1,500                                                  16
    o McAfee, Inc.    14,445                                                 373
    o Mechanical Technology, Inc.    1,800                                    10
    o Medical Staffing Network Holdings, Inc.    1,300                         9
    o Mentor Graphics Corp.    5,700                                          79
   @o Mercury Interactive Corp.    7,500                                     328
    o Meta Group, Inc.    1,100                                               11
    o MetaSolv, Inc.    2,800                                                  7
    o Metro One Telecommunications    4,400                                    6

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Michael Baker Corp.    500                                              10
    o MicroStrategy, Inc., Class A    856                                     62
   @o Microvision, Inc.    900                                                 5
    o Millenium Cell, Inc.    2,200                                            2
    o Mindspeed Technologies, Inc.    7,598                                   18
    o Moldflow Corp.    300                                                    5
    o Monster Worldwide, Inc.    9,800                                       307
    o MPS Group, Inc.    8,100                                                91
    o MRO Software, Inc.    3,900                                             50
    o Multi-Color Corp.    750                                                14
   @o Napster, Inc.    724                                                     6
    o Nassda Corp.    500                                                      3
      National Instruments Corp.    5,675                                    155
      Nautilus Group, Inc.    4,125                                           86
    o Navigant Consulting, Inc.    5,000                                     120
    o NAVTEQ Corp.    6,100                                                  234
    o NCO Group, Inc.    2,701                                                62
    @ NDCHealth Corp.    1,900                                                30
    o NeighborCare, Inc.    12,500                                           367
    o Neoforma, Inc.    1,500                                                 14
    o Neon Systems, Inc.    2,400                                              8
    o NeoRx Corp.    400                                                       1
    o NetIQ Corp.    7,704                                                    91
    o Netratings, Inc.    3,000                                               55
    o Netscout Systems, Inc.    1,800                                         11
      Newcastle Investment Corp.    2,200                                     67
    o NMS Communications Corp.    1,500                                        9
    o Nuance Communications, Inc.    1,000                                     4
    o NYFIX, Inc.    750                                                       4
      Omnicom Group, Inc.    16,800                                        1,426
    o On Assignment, Inc.    1,700                                             9
    o Onyx Software Corp.    350                                               1
    o Openwave Systems, Inc.    5,271                                         72
    o Opnet Technologies, Inc.    3,600                                       29
    o Opsware, Inc.    800                                                     5
      Option Care, Inc.    1,500                                              26
    o Orbital Sciences Corp.    2,600                                         26
    o Packeteer, Inc.    1,100                                                16
    o Parametric Technology Corp.    9,700                                    55
    o Paxar Corp.    2,300                                                    55
      Paychex, Inc.    32,400                                                988
    o PC-Tel, Inc.    1,400                                                   11
    o PDI, Inc.    2,900                                                      58
    o Pec Solutions, Inc.    1,000                                            12
    o Pegasus Solutions, Inc.    3,900                                        47
    o Per-Se Technologies, Inc.    10,000                                    146
    o Perot Systems Corp., Class A    9,100                                  134
    o Phoenix Technologies Ltd.    1,300                                      11
    o Pixar, Inc.    5,600                                                   488
    o PLATO Learning, Inc.    1,433                                           10
    o Polycom, Inc.    9,200                                                 159
    o Pomeroy IT Solutions, Inc.    2,100                                     30
    o Portal Software, Inc.    1,220                                           3
   @o Pre-Paid Legal Services, Inc.    3,600                                 134
    o PRG-Schultz International, Inc.    2,500                                14
   @o Priceline.com, Inc.    3,983                                            90
    o Progress Software Corp.    4,200                                        90
    o ProQuest Co.    1,700                                                   54
    o Quality Systems, Inc.    900                                            61
    o Quest Software, Inc.    7,700                                          109
    @ Quixote Corp.    1,300                                                  26
    o Quovadx, Inc.    2,600                                                   6
    o R.H. Donnelley Corp.    2,000                                          118
    o Radiant Systems, Inc.    1,300                                           8
    o RealNetworks, Inc.    6,000                                             36
   @o Red Hat, Inc.    7,100                                                  77
    o Redback Networks, Inc.    8,076                                         55
    o Register.com    1,296                                                    8
    o RemedyTemp, Inc., Class A    1,200                                      13
      Renaissance Learning, Inc.    2,100                                     34
      Republic Services, Inc.    17,700                                      584
   @o Resources Connection, Inc.    3,100                                    158
    o Retek, Inc.    3,843                                                    24
      The Reynolds & Reynolds Co., Class A    7,500                          205
    @ Robert Half International, Inc.    14,000                              425
      RPC, Inc.    3,400                                                      88
    o RSA Security, Inc.    5,000                                             88
    o Rural Cellular Corp., Class A    1,200                                   9
    o Saba Software, Inc.    500                                               3
    o SafeNet, Inc.    2,770                                                  94
    o Sagent Technology, Inc.    1,500                                        --
   @o Salesforce.com, Inc.    8,500                                          116
    o Sapient Corp.    9,100                                                  72
    o Seachange International, Inc.    3,350                                  55
    o Secure Computing Corp.    3,200                                         30
    o Seebeyond Technology Corp.    3,100                                     11
    o Selectica, Inc.    1,900                                                 7
    o Serena Software, Inc.    4,600                                          99
      The ServiceMaster Co.    22,900                                        295
    o SFBC International, Inc.    1,500                                       59
   @o Sirius Satellite Radio, Inc.    1,200                                    8
    o Sitel Corp.    2,800                                                     7
    o Sonic Foundry, Inc.    600                                               1
    o SONICblue, Inc.    2,600                                                --
    o SonicWALL, Inc.    4,900                                                32
    o SourceCorp    3,600                                                     65
      Spartech Corp.    4,200                                                 98
    o Spherion Corp.    1,830                                                 14
    o SPSS, Inc.    3,200                                                     51
    o SRA International, Inc., Class A    2,500                              139
      SS&C Technologies, Inc.    11,100                                      243
      The Standard Register Co.    4,100                                      51
      Startek, Inc.    1,400                                                  35
    o Stericycle, Inc.    4,700                                              242
    o Stratasys, Inc.    1,350                                                46
      Strayer Education, Inc.    700                                          75
    o SumTotal Systems, Inc.    463                                            3

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o SunGard Data Systems, Inc.    23,900                                   643
    o SupportSoft, Inc.    4,800                                              29
    o Sycamore Networks, Inc.    18,200                                       63
   @o Symantec Corp.    51,800                                             1,210
    o Symyx Technologies, Inc.    3,800                                       99
    o Synopsys, Inc.    13,684                                               233
    o Synplicity, Inc.    1,200                                                8
      Syntel, Inc.    2,500                                                   42
      Talx Corp.    1,700                                                     60
   @o TeleCommunication Systems, Inc., Class A    1,300                        3
    o TeleTech Holdings, Inc.    5,000                                        53
    o Tetra Tech, Inc.    12,031                                             178
    o Tetra Technologies, Inc.    3,700                                      103
    o TIBCO Software, Inc.    16,000                                         176
    o Tier Technologies, Inc., Class B    500                                  4
    o Transaction Systems Architects, Inc., Class A    5,200                 110
    o TRC Cos., Inc.    1,350                                                 21
    o Trizetto Group, Inc.    5,900                                           51
    o Tumbleweed Communications Corp.    2,000                                 5
    o United Online, Inc.    6,150                                            66
    o Universal Electronics, Inc.    2,200                                    37
   @o UNOVA, Inc.    5,600                                                   129
    o URS Corp.    3,700                                                     104
    o Usinternetworking, Inc.    1,100                                        --
   @o VA Software Corp.    1,427                                               3
    o Valueclick, Inc.    6,000                                               79
    o Vastera, Inc.    2,000                                                   6
    o Ventiv Health, Inc.    2,233                                            52
    o Verint Systems, Inc.    2,500                                           95
    o VeriSign, Inc.    20,875                                               539
    o Verisity Ltd.    4,500                                                  52
    o Veritas Software Corp.    35,024                                       901
    o Verity, Inc.    4,100                                                   49
    o Vertel Corp.    900                                                     --
   @o Vertrue, Inc.    4,500                                                 169
      Viad Corp.    3,625                                                    101
    o Viewpoint Corp.    2,000                                                 5
    o Vignette Corp.    8,948                                                 12
    o Volt Information Sciences, Inc.    2,100                                67
    o Waste Connections, Inc.    5,250                                       165
      Waste Industries USA, Inc.    1,500                                     19
      Waste Management, Inc.    48,100                                     1,395
    o WatchGuard Technologies, Inc.    1,800                                   7
      Watson Wyatt & Co. Holdings    4,600                                   121
    o WebEx Communications, Inc.    2,500                                     50
    o WebMD Corp.    19,426                                                  147
    o webMethods, Inc.    1,921                                               11
    o Websense, Inc.    2,500                                                134
    o Weight Watchers International, Inc.    8,700                           408
    o Westaff, Inc.    2,000                                                  10
    o Wind River Systems, Inc.    6,760                                       85
    o Wireless Facilities, Inc.    1,800                                      15
    o Witness Systems, Inc.    2,100                                          37
   @o WorldGate Communications, Inc.    2,000                                  7
    o Wynn Resorts Ltd.    4,000                                             262
    o Xybernaut Corp.    1,400                                                 1
    o Yahoo! Inc.    111,144                                               3,913
   @o Zix Corp.    900                                                         3
                                                                     -----------
                                                                          66,931
      CHEMICALS  1.6%
      --------------------------------------------------------------------------
      A. Schulman, Inc.    2,300                                              41
      Aceto Corp.    11,812                                                  111
    o AEP Industries, Inc.    400                                              8
      Air Products & Chemicals, Inc.    17,700                             1,043
      Airgas, Inc.    5,000                                                  118
      Albemarle Corp.    4,500                                               158
      Amcol International Corp.    5,000                                     109
      Arch Chemicals, Inc.    2,700                                           74
    o Bio-Rad Laboratories, Inc., Class A    1,000                            59
      Brady Corp., Class A    1,400                                           40
      Cabot Corp.    5,200                                                   182
      Calgon Carbon Corp.    2,300                                            21
    o Celgene Corp.    13,500                                                369
      Crompton Corp.    8,924                                                104
      Cytec Industries, Inc.    7,400                                        377
      Dow Chemical Co.    78,766                                           3,915
      E.I. du Pont de Nemours & Co.    83,195                              3,957
      Eastman Chemical Co.    5,600                                          303
      Ecolab, Inc.    21,500                                                 723
    o Entegris, Inc.    6,000                                                 53
      Ferro Corp.    4,200                                                    83
    o Foamex International, Inc.    2,600                                      8
      Georgia Gulf Corp.    3,300                                            169
      Great Lakes Chemical Corp.    3,600                                     95
      H.B. Fuller Co.    2,000                                                53
      Hawkins, Inc.    1,900                                                  22
    o Hercules, Inc.    8,500                                                123
    o Kronos Worldwide, Inc.    2,531                                        119
      Lubrizol Corp.    3,400                                                122
      Lyondell Chemical Co.    19,930                                        586
      MacDermid, Inc.    3,800                                               122
    o Matrixx Initiatives, Inc.    1,700                                      16
      Monsanto Co.    21,645                                               1,172
    o The Mosaic Co.    29,500                                               487
    o NewMarket Corp    2,000                                                 40
      Oil-Dri Corp. of America    400                                          7
      Olin Corp.    4,820                                                    107
    o OM Group, Inc.    2,400                                                 78
    o Omnova Solutions, Inc.    3,400                                         17
    o Oxigene, Inc.    900                                                     5
      Penford Corp.    2,700                                                  39

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o PolyOne Corp.    3,200                                                  28
      PPG Industries, Inc.    13,900                                         956
      Praxair, Inc.    25,700                                              1,109
    o Rogers Corp.    300                                                     13
      Rohm & Haas Co.    26,753                                            1,184
      Rollins, Inc.    4,450                                                 110
      RPM International, Inc.    9,600                                       169
      Sigma-Aldrich Corp.    6,300                                           396
      Stepan Co.    1,200                                                     28
      Tredegar Corp.    2,600                                                 44
    o Trex Co., Inc.    500                                                   25
    o Uniroyal Technology Corp.    1,100                                      --
      Valspar Corp.    4,200                                                 206
      WD-40 Co.    1,600                                                      52
      Wellman, Inc.    5,400                                                  57
    o Westlake Chemical Corp.    1,000                                        31
   @o Zoltek Cos., Inc.    1,500                                              25
                                                                     -----------
                                                                          19,668
      CONSTRUCTION  1.0%
      --------------------------------------------------------------------------
      American Woodmark Corp.    1,000                                        41
      Ameron International Corp.    3,400                                    123
      Apogee Enterprises, Inc.    1,200                                       16
   @o Armstrong Holdings, Inc.    1,600                                        3
      Beazer Homes USA, Inc.    851                                          126
      Brookfield Homes Corp.    3,500                                        125
      Building Material Holding Corp.    4,000                               148
    o Cavco Industries, Inc.    205                                           10
      Centex Corp.    10,700                                                 656
      Craftmade International, Inc.    2,800                                  60
    @ D.R. Horton, Inc.    18,453                                            734
    o Dominion Homes, Inc.    500                                             11
    o Dycom Industries, Inc.    5,399                                        147
      Eagle Materials, Inc.    3,381                                         270
      ElkCorp    3,450                                                       140
    o EMCOR Group, Inc.    700                                                30
    @ Florida Rock Industries, Inc.    2,325                                 145
      Fluor Corp.    5,600                                                   300
    o Global Power Equipment Group, Inc.    1,000                             10
      Granite Construction, Inc.    4,850                                    121
    o Hovnanian Enterprises, Inc., Class A    6,200                          324
    o Huttig Building Products, Inc.    811                                    9
    o Insituform Technologies, Inc., Class A    1,300                         20
    o Integrated Electrical Services, Inc.    1,800                            7
      KB Home    3,900                                                       424
      Lafarge North America, Inc.    6,200                                   336
    @ Lennar Corp., Class A    14,490                                        818
    o Levitt Corp., Class A    550                                            16
      M/I Homes, Inc.    1,800                                               102
      Martin Marietta Materials, Inc.    4,200                               227
    @ Masco Corp.    35,800                                                1,317
    o Mastec, Inc.    5,350                                                   48
      MDC Holdings, Inc.    1,903                                            139
    o NCI Building Systems, Inc.    2,900                                    110
   @o NVR, Inc.    500                                                       396
    o Palm Harbor Homes, Inc.    2,700                                        39
    o Performance Technologies, Inc.    1,600                                 15
      Pulte Homes, Inc.    11,372                                            751
    o Quanta Services, Inc.    8,900                                          67
      The Ryland Group, Inc.    6,800                                        441
    o SBA Communications Corp.    1,300                                       11
      The Sherwin-Williams Co.    13,000                                     562
      Simpson Manufacturing Co., Inc.    3,200                               115
    o Socket Communications, Inc.    800                                       1
      Standard-Pacific Corp.    2,400                                        160
    @ The Stanley Works    6,600                                             314
    o Surebeam Corp., Class A    2,711                                        --
      Technical Olympic USA, Inc.    2,250                                    61
      Texas Industries, Inc.    1,000                                         64
    o Toll Brothers, Inc.    5,600                                           437
      United Mobile Homes, Inc.    1,600                                      25
    o USG Corp.    3,900                                                     125
      Vulcan Materials Co.    9,400                                          531
      Walter Industries, Inc.    1,900                                        66
    o WCI Communities, Inc.    3,800                                         121
    o WESCO International, Inc.    4,800                                     162
    o West Corp.    4,500                                                    150
    o Westell Technologies, Inc., Class A    2,560                            19
    o Yankee Candle Co., Inc.    3,700                                       121
                                                                     -----------
                                                                          11,867
      CONSUMER DURABLES  0.4%
      --------------------------------------------------------------------------
    o Applica, Inc.    3,100                                                  17
      Black & Decker Corp.    7,100                                          585
    o Champion Enterprises, Inc.    4,700                                     51
    o Chromcraft Revington, Inc.    1,300                                     17
    o Compx International, Inc.    800                                        14
    @ Ethan Allen Interiors, Inc.    4,200                                   148
      Flexsteel Industries, Inc.    600                                       10
      Furniture Brands International, Inc.    4,700                          111
    o Gemstar -- TV Guide International, Inc.    21,160                      117
    o Genlyte Group, Inc.    1,600                                           128
    o Griffon Corp.    2,590                                                  70
      Haverty Furniture Cos., Inc.    4,200                                   75
    o Helen of Troy Ltd.    2,000                                             64
      Hillenbrand Industries, Inc.    5,800                                  315
    o Interface, Inc., Class A    3,300                                       31
      Kimball International, Inc., Class B    3,600                           52

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      La-Z-Boy, Inc.    5,800                                                 81
      Leggett & Platt, Inc.    16,200                                        462
    @ Maytag Corp.    7,100                                                  111
    o MITY Enterprises, Inc.    600                                            9
   @o Mohawk Industries, Inc.    4,819                                       426
      National Presto Industries, Inc.    400                                 17
      Newell Rubbermaid, Inc.    23,900                                      514
    o Recoton Corp.    500                                                    --
    o Restoration Hardware, Inc.    1,700                                     10
   @o Salton, Inc.    1,100                                                    5
      Skyline Corp.    100                                                     4
      Stanley Furniture Co., Inc.    2,600                                   121
      Sturm Ruger & Co., Inc.    2,800                                        24
    o Tempur-Pedic International, Inc.    8,000                              171
      Thomas Industries, Inc.    3,200                                       125
      Toro Co.    800                                                         67
    o United Rentals, Inc.    5,900                                          100
    o Virco Manufacturing Corp.    1,170                                       9
    o Water Pik Technologies, Inc.    195                                      4
      Whirlpool Corp.    6,000                                               410
                                                                     -----------
                                                                           4,475
      CONTAINERS  0.2%
      --------------------------------------------------------------------------
      Ball Corp.    12,600                                                   538
      Bemis Co.    6,400                                                     186
    o Crown Holdings, Inc.    6,100                                           82
      Greif, Inc., Class A    3,700                                          214
    o Mobile Mini, Inc.    600                                                21
    o Mod-Pac Corp.    500                                                     6
    o Owens-Illinois, Inc.    16,200                                         368
      Packaging Dynamics Corp.    260                                          4
    o Pactiv Corp.    12,400                                                 275
    o Sealed Air Corp.    8,500                                              436
      Silgan Holdings, Inc.    2,900                                         173
    @ Sonoco Products Co.    4,100                                           107
                                                                     -----------
                                                                           2,410
      ELECTRONICS  5.0%
      --------------------------------------------------------------------------
    o ACT Teleconferencing, Inc.    1,100                                      1
    o Actel Corp.    1,100                                                    19
      Acuity Brands, Inc.    5,200                                           143
    @ Acxiom Corp.    25,700                                                 593
    o ADC Telecommunications, Inc.    28,220                                  73
    o ADE Corp.    3,100                                                      56
   @o Adelphia Communications, Class A    6,301                                2
    o Advanced Micro Devices, Inc.    29,000                                 458
    o Advanced Power Technology, Inc.    1,500                                12
    o Agere Systems, Inc., Class A    70,116                                 101
    o Agilent Technologies, Inc.    39,317                                   869
      Agilysys, Inc.    1,600                                                 27
    o Alliance Semiconductor Corp.    1,200                                    4
    o Alliant Techsystems, Inc.    2,437                                     162
    o Altera Corp.    30,400                                                 584
    o American Physicians Capital, Inc.    2,500                              90
    @ American Power Conversion Corp.    16,600                              353
    o American Science & Engineering, Inc.    500                             19
    o American Technical Ceramics Corp.    500                                 4
    o AMIS Holdings, Inc.    2,500                                            27
    o Amkor Technology, Inc.    14,400                                        64
    o Amphenol Corp., Class A    8,800                                       346
   @o Anadigics, Inc.    1,150                                                 3
      Analog Devices, Inc.    30,200                                       1,084
    o Anaren, Inc.    3,300                                                   40
    o Andrew Corp.    10,925                                                 143
      Anixter International, Inc.    3,300                                   110
    o Applied Materials, Inc.    139,098                                   2,212
    o Applied Micro Circuits Corp.    12,238                                  41
    o Arris Group, Inc.    2,600                                              16
    o Arrow Electronics, Inc.    12,000                                      283
    o Aspect Communications Corp.    4,200                                    47
    o Astronics Corp.    1,250                                                 6
    o Asyst Technologies, Inc.    1,700                                        7
    o Atmel Corp.    37,900                                                  116
    o ATMI, Inc.    1,400                                                     32
    o Audiovox Corp., Class A    1,600                                        26
    o Avanex Corp.    2,100                                                    5
   @o Avid Technology, Inc.    3,600                                         227
    o Avnet, Inc.    11,288                                                  202
    @ AVX Corp.    14,000                                                    162
    o Aware, Inc.    1,100                                                     6
    o Axcelis Technologies, Inc.    7,044                                     53
    o AXT, Inc.    800                                                         1
      Badger Meter, Inc.    2,000                                             60
      BEI Technologies, Inc.    3,700                                        104
      Bel Fuse, Inc., Class A    1,200                                        33
    o Belden CDT, Inc.    4,400                                               89
    o Bell Microproducts, Inc.    1,000                                        8
    o Benchmark Electronics, Inc.    10,050                                  321
    o BioVeris Corp.    3,800                                                 25
      Boston Acoustics, Inc.    1,300                                         18
    o Broadcom Corp., Class A    26,200                                      834
    o Brooks Automation, Inc.    1,364                                        21
    o Bruker BioSciences Corp.    2,100                                        8
      C&D Technologies, Inc.    4,500                                         68
    o C-COR.net Corp.    3,100                                                25
    o Cabot Microelectronics Corp.    660                                     20
    o Cadence Design Systems, Inc.    22,600                                 301
    o CalAmp Corp.    1,000                                                    8
    o Captaris, Inc.    2,200                                                 11
    o CCC Information Services Group, Inc.    7,322                          170

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Celera Genomics Group -- Applera Corp.    5,600                         74
    o Ceva, Inc.    433                                                        4
      Chase Corp.    100                                                       2
    o Checkpoint Systems, Inc.    4,600                                       72
    o Chronimed, Inc.    600                                                   4
    o CIENA Corp.    17,294                                                   44
    o Cirrus Logic, Inc.    3,800                                             17
    o ClearOne Communications, Inc.    1,000                                   4
    o CMGI, Inc.    14,086                                                    27
    o Coherent, Inc.    1,300                                                 39
      Cohu, Inc.    1,100                                                     19
    o CommScope, Inc.    4,900                                                74
    o Computer Network Technology Corp.    1,100                               6
    o Comtech Telecommunications Corp.    1,450                               48
   @o Conexant Systems, Inc.    25,046                                        41
    o Cox Radio, Inc., Class A    4,600                                       72
    o Credence Systems Corp.    1,700                                         14
    o Cree, Inc.    6,000                                                    144
      CTS Corp.    5,800                                                      77
   @o Cyberonics    3,700                                                     93
    o Cymer, Inc.    1,700                                                    45
    o Cypress Semiconductor Corp.    8,500                                    97
    o Daktronics, Inc.    2,600                                               65
    o DDi Corp.    8                                                          --
    o Diodes, Inc.    2,850                                                   60
    o Dionex Corp.    1,200                                                   71
    o DSP Group, Inc.    3,300                                                82
    o Ducommun, Inc.    4,300                                                 90
    o Dupont Photomasks, Inc.    1,900                                        50
    o Dynamics Research Corp.    1,200                                        20
    o Electro Rent Corp.    5,100                                             71
    o Electro Scientific Industries, Inc.    1,300                            23
    o Electroglas, Inc.    900                                                 4
    o Electronics for Imaging    3,400                                        58
    o Emcore Corp.    1,500                                                    4
    o EMS Technologies, Inc.    1,000                                         15
    o Emulex Corp.    5,900                                                   97
    o Energizer Holdings, Inc.    6,333                                      359
   @o Energy Conversion Devices, Inc.    600                                  10
    o ESS Technology, Inc.    2,100                                           13
    o Exar Corp.    3,300                                                     47
    o Excel Technology, Inc.    600                                           14
    o Fairchild Semiconductor International, Inc., Class A    8,600          123
    o FEI Co.    1,500                                                        30
    o First Virtual Communications, Inc.    240                               --
    o Flir Systems, Inc.    2,400                                            146
    o FormFactor, Inc.    2,500                                               57
    o Freescale Semiconductor, Inc., Class B    21,360                       373
      Frequency Electronics, Inc.    500                                       7
    o FSI International, Inc.    1,300                                         6
   @o FuelCell Energy, Inc.    1,200                                          11
    o General Cable Corp.    2,200                                            27
    o Genus, Inc.    500                                                       1
    o Gerber Scientific, Inc.    1,900                                        14
   @o Getty Images, Inc.    4,600                                            321
    o Glenayre Technologies, Inc.    2,300                                     5
    o GTC Biotherapeutics, Inc.    1,800                                       3
      Harman International Industries, Inc.    6,800                         827
    o Harmonic, Inc.    6,342                                                 72
    @ Harris Corp.    7,000                                                  453
    o Harvard Bioscience, Inc.    500                                          2
      Hearst-Argyle Television, Inc.    3,700                                 96
    o Herley Industries, Inc.    4,000                                        79
    o HI/FN, Inc.    800                                                       7
    o Hollywood Entertainment Corp.    4,300                                  61
   @o Hutchinson Technology, Inc.    16,600                                  586
    o Illumina, Inc.    1,500                                                 15
    o Integrated Circuit Systems, Inc.    5,400                              103
    o Integrated Silicon Solutions, Inc.    3,400                             22
      Intel Corp.    533,832                                              11,985
   @o Intelli-Check, Inc.    500                                               3
    o Interactive Data Corp.    20,700                                       441
    o Intermagnetics General Corp.    2,056                                   52
    o International Rectifier Corp.    6,600                                 258
    @ Intersil Corp., Class A    12,364                                      183
   @o Itron, Inc.    2,500                                                    58
      ITT Industries, Inc.    8,700                                          742
    o Ixia    5,200                                                           81
    o IXYS Corp.    900                                                        9
    o Jabil Circuit, Inc.    15,400                                          363
    o JDS Uniphase Corp.    112,424                                          241
      Keithley Instruments, Inc.    3,200                                     55
    o Kemet Corp.    6,700                                                    57
   @o KLA-Tencor Corp.    15,000                                             694
    o Kopin Corp.    2,500                                                     9
    o Kulicke & Soffa Industries, Inc.    4,400                               29
    o Lam Research Corp.    11,600                                           310
    o Lattice Semiconductor Corp.    4,600                                    21
    o LeCroy Corp.    900                                                     21
    o Lightpath Technologies, Inc., Class A    75                             --
      Linear Technology Corp.    25,000                                      943
    o Littelfuse, Inc.    2,000                                               64
    o Logicvision, Inc.    1,000                                               3
    o LSI Logic Corp.    29,964                                              183
    o Lucent Technologies, Inc.    301,923                                   984
    o Macromedia, Inc.    4,500                                              154
    o Mattson Technology, Inc.    4,100                                       34
      Maxim Integrated Products, Inc.    27,453                            1,071
    o Maxwell Technologies, Inc.    1,000                                     10
    o Measurement Specialties, Inc.    700                                    18
    o MEMC Electronic Materials, Inc.    16,300                              200

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Mercury Computer Systems, Inc.    3,600                                111
    o Mestek, Inc.    700                                                     16
      Methode Electronics, Class A    3,600                                   45
   @o Micron Technology, Inc.    49,500                                      515
    o Microsemi Corp.    7,000                                               108
    o MKS Instruments, Inc.    4,300                                          67
      Mocon, Inc.    600                                                       5
      Molex, Inc.    16,125                                                  463
    o Monolithic System Technology, Inc.    1,200                              7
      Motorola, Inc.    193,455                                            3,045
    o MRV Communications, Inc.    4,307                                       16
      MTS Systems Corp.    4,500                                             160
    o Mykrolis Corp.    3,021                                                 40
    o Nanogen, Inc.    1,500                                                   8
    o Nanometrics, Inc.    300                                                 4
    o National Semiconductor Corp.    29,200                                 494
    o Netopia, Inc.    2,100                                                   9
    o Newport Corp.    4,200                                                  55
   @o Novellus Systems, Inc.    11,171                                       292
    o Novoste Corp.    1,600                                                   2
    o Nvidia Corp.    7,000                                                  160
   @o Omnivision Technologies, Inc.    2,800                                  45
    o Oplink Communications, Inc.    4,600                                     7
    o Optical Communication Products, Inc.    500                              1
    o OSI Systems, Inc.    3,700                                              60
      Park Electrochemical Corp.    3,600                                     70
   @o Parkervision, Inc.    400                                                4
    o Paxson Communications Corp.    1,900                                     3
    o Pemstar, Inc.    1,600                                                   2
    o Pericom Semiconductor Corp.    600                                       5
      PerkinElmer, Inc.    11,477                                            264
   @o Photon Dynamics, Inc.    3,400                                          73
    o Pinnacle Systems, Inc.    1,800                                          8
    o Pixelworks, Inc.    4,100                                               38
    o Planar Systems, Inc.    3,700                                           34
      Plantronics, Inc.    4,000                                             149
    o Plexus Corp.    1,700                                                   20
    o PLX Technology, Inc.    1,300                                           12
    o Powell Industries, Inc.    1,000                                        18
    o Power Integrations, Inc.    1,400                                       26
    o Power-One, Inc.    6,000                                                45
    o Powerwave Technologies, Inc.    3,200                                   25
    o QLogic Corp.    8,522                                                  326
      Qualcomm, Inc.    135,100                                            5,031
    o Quantum Corp.    5,500                                                  16
    o QuickLogic Corp.    900                                                  3
    o Radisys Corp.    3,700                                                  65
   @o Rambus, Inc.    8,200                                                  148
      Raven Industries, Inc.    2,800                                         51
    o Rayovac Corp.    2,800                                                 105
    o Remec, Inc.    2,500                                                    18
    o Rex Stores Corp.    1,875                                               27
    o RF Micro Devices, Inc.    13,700                                        75
      Richardson Electronics Ltd.    1,300                                    14
    o Rofin-Sinar Technologies, Inc.    1,900                                 76
    o Rudolph Technologies, Inc.    500                                        8
    o Sanmina -- SCI Corp.    41,316                                         255
    o SBS Technologies, Inc.    1,700                                         22
    o ScanSoft, Inc.    1,204                                                  5
      Scientific-Atlanta, Inc.    11,900                                     361
    o SCM Microsystems, Inc.    1,200                                          5
    o Seagate Technology    12,500                                           211
    o Semitool, Inc.    4,300                                                 43
    o Semtech Corp.    6,000                                                 110
   @o Silicon Image, Inc.    2,000                                            24
    o Silicon Laboratories, Inc.    5,000                                    170
    o Silicon Storage Technology, Inc.    7,000                               32
    o Siliconix, Inc.    8,100                                               245
    o Sipex Corp.    1,600                                                     4
    o Sirenza Microdevices, Inc.    1,300                                      6
    o Sirf Technology Holdings, Inc.    3,500                                 37
    o Skyworks Solutions, Inc.    5,689                                       43
    o Solectron Corp.    81,520                                              405
    o Somera Communications, Inc.    1,900                                     3
      Spectralink Corp.    1,000                                              17
    o Spherix, Inc.    500                                                     2
    o Standard Microsystems Corp.    3,600                                    57
    o Stratex Networks, Inc.    2,800                                          6
  @>o Superior Telecom, Inc.    1,124                                         --
    o Supertex, Inc.    1,400                                                 27
      Symbol Technologies, Inc.    19,437                                    356
    o Symmetricom, Inc.    8,450                                              82
    o Synaptics, Inc.    3,500                                               130
   @o Taser International, Inc.    1,700                                      31
    o Technitrol, Inc.    4,000                                               71
    o Tekelec    8,700                                                       159
      Tektronix, Inc.    9,202                                               265
  @>o TelCove    4,638                                                        --
    o Tellabs, Inc.    34,564                                                246
    o Teradyne, Inc.    15,559                                               218
    o Terayon Communication Systems Corp.    2,800                             9
    o Tessco Technologies, Inc.    900                                        13
    o Tessera Technologies, Inc.    3,000                                    117
      Texas Instruments, Inc.    143,397                                   3,328
    o Therma-Wave, Inc.    1,000                                               3
    o Thermo Electron Corp.    26,550                                        795
    o Thomas & Betts Corp.    7,300                                          213
    o THQ, Inc.    1,950                                                      43
    o Three-Five Systems, Inc.    1,099                                        2
    o Tollgrade Communications, Inc.    3,600                                 37
    o Transmeta Corp.    4,500                                                 5
    o Transwitch Corp.    3,100                                                4
    o Tripath Technology, Inc.    1,800                                        2
    o Triquint Semiconductor, Inc.    5,310                                   18
    o Troy Group, Inc.    2,000                                                6

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o TTM Technologies, Inc.    4,400                                         41
    o Tweeter Home Entertainment Group, Inc.    1,100                          7
      United Industrial Corp.    1,200                                        41
      Unitil Corp.    600                                                     16
    o Valence Technology, Inc.    1,400                                        4
    o Varian Semiconductor Equipment Associates, Inc.    1,500                51
    o Varian, Inc.    5,800                                                  232
    o Viasat, Inc.    3,500                                                   78
    o Vicor Corp.    4,200                                                    59
    o Virage Logic Corp.    1,400                                             21
   @o Vishay Intertechnology, Inc.    11,781                                 154
    o Vitesse Semiconductor Corp.    6,986                                    20
    o Waters Corp.    8,700                                                  427
    o Western Digital Corp.    15,700                                        169
    o Western Wireless Corp., Class A    7,700                               291
    o Wilson Greatbatch Technologies, Inc.    1,100                           20
    o WJ Communications, Inc.    2,300                                         8
      Xilinx, Inc.    27,600                                                 806
    o YDI Wireless, Inc.    100                                               --
    o Zebra Technologies Corp., Class A    6,375                             325
    o Zoran Corp.    1,761                                                    18
                                                                     -----------
                                                                          59,371
      ENERGY: RAW MATERIALS  2.2%
      --------------------------------------------------------------------------
      Alliance Resource Partners L.P.    1,700                               119
      Anadarko Petroleum Corp.    19,530                                   1,293
      Apache Corp.    28,372                                               1,544
      APCO Argentina, Inc.    200                                              7
      Arch Coal, Inc.    3,500                                               128
    o Atwood Oceanics, Inc.    1,200                                          73
      Baker Hughes, Inc.    28,300                                         1,225
      Berry Petroleum Co., Class A    2,000                                  108
      BJ Services Co.    14,300                                              687
    @ Buckeye Partners L.P.    3,400                                         153
      Burlington Resources, Inc.    34,000                                 1,486
      Cabot Oil & Gas Corp.    14,400                                        678
      CARBO Ceramics, Inc.    3,000                                          215
    o Cimarex Energy Co.    3,122                                            113
    o Cooper Cameron Corp.    3,300                                          186
    o CREDO Petroleum Corp.    1,800                                          25
    o Denbury Resources, Inc.    4,900                                       143
      Devon Energy Corp.    37,360                                         1,519
    @ ENSCO International, Inc.    11,200                                    383
    @ Enterprise Products Partners L.P.    29,500                            809
      EOG Resources, Inc.    11,400                                          846
    o FMC Technologies, Inc.    4,591                                        141
    o Forest Oil Corp.    4,450                                              150
    o Grant Prideco, Inc.    6,100                                           120
    o Grey Wolf, Inc.    5,800                                                31
      Halliburton Co.    36,700                                            1,510
    o Hanover Compressor Co.    5,600                                         79
    o Headwaters, Inc.    2,500                                               80
      Helmerich & Payne, Inc.    4,800                                       182
    o Hydril Co.    2,500                                                    125
    @ Inergy L.P.    2,000                                                    64
      Joy Global, Inc.    12,900                                             360
    o Key Energy Services, Inc.    10,300                                    128
    o Kirby Corp.    2,800                                                   123
      Lufkin Industries, Inc.    500                                          20
    @ Massey Energy Co.    6,800                                             258
    @ Natural Resource Partners L.P.    2,000                                116
      NL Industries, Inc.    5,300                                           113
    o Noble Corp.    10,100                                                  539
      Noble Energy, Inc.    3,500                                            207
      Occidental Petroleum Corp.    33,100                                 1,932
    o Offshore Logistics, Inc.    3,600                                      115
    o Oil States International, Inc.    3,600                                 69
    o Parker Drilling Co.    2,800                                            12
      Peabody Energy Corp.    3,800                                          322
      Penn Virginia Resource Partners L.P.    2,500                          135
    @ Plains All American Pipeline L.P.    4,600                             184
      Range Resources Corp.    5,400                                         120
    o Reliant Energy, Inc.    25,125                                         313
    o Rowan Cos., Inc.    3,400                                               96
      Schlumberger Ltd.    50,000                                          3,402
    o Seacor Holdings, Inc.    1,250                                          70
    o Smith International, Inc.    7,400                                     438
    o Swift Energy Co.    2,500                                               76
    @ TC Pipelines L.P.    2,400                                              90
    @ Tidewater, Inc.    2,700                                               105
    o Unit Corp.    4,400                                                    161
      USEC, Inc.    3,000                                                     35
      Valero Energy Corp.    22,298                                        1,160
    o W-H Energy Services, Inc.    900                                        20
   @o Weatherford International Ltd.    10,600                               575
      Western Gas Resources, Inc.    4,000                                   122
    o Westmoreland Coal Co.    3,500                                         104
      World Fuel Services Corp.    3,000                                     152
    o Xanser Corp.    1,400                                                    4
                                                                     -----------
                                                                          25,898
      FOOD & AGRICULTURE  3.5%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    5,000                                                119
    @ American Italian Pasta Co., Class A    1,000                            27
      The Andersons, Inc.    1,500                                            38
      Archer-Daniels-Midland Co.    53,958                                 1,306
   >o Aurora Foods, Inc.    2,500                                             --
      Bridgford Foods Corp.    300                                             3
      Campbell Soup Co.    35,400                                          1,038

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Chiquita Brands International, Inc.    10,000                          229
      Coca-Cola Bottling Co. Consolidated    400                              21
      The Coca-Cola Co.    202,200                                         8,389
      Coca-Cola Enterprises, Inc.    39,700                                  871
      ConAgra Foods, Inc.    43,293                                        1,277
      Consolidated-Tomoka Land Co.    900                                     42
      Corn Products International, Inc.    15,600                            458
    o Dean Foods Co.    8,613                                                303
    o Del Monte Foods Co.    8,931                                           101
      Delta & Pine Land Co.    2,000                                          59
    o Embrex, Inc.    1,300                                                   16
   @> Fleming Cos., Inc.    3,400                                             --
      Flowers Foods, Inc.    19,515                                          595
      Fresh Brands, Inc.    1,800                                             13
      Fresh Del Monte Produce, Inc.    4,200                                 134
      General Mills, Inc.    31,300                                        1,659
    o Green Mountain Coffee Roasters, Inc.    900                             22
    o Griffen Land & Nurseries, Inc.    300                                    7
      H.J. Heinz Co.    27,900                                             1,055
    o Hain Celestial Group, Inc.    1,406                                     28
      Hershey Foods Corp.    21,400                                        1,252
      Hormel Foods Corp.    9,000                                            283
      Ingles Markets, Inc., Class A    300                                     4
      Interstate Bakeries    3,200                                            19
      J & J Snack Foods Corp.    3,200                                       154
    @ The J.M. Smuckers Co.    2,438                                         114
    o John B. Sanfilippo & Son    5,000                                      129
      Kellogg Co.    34,400                                                1,536
    @ Kraft Foods, Inc., Class A    112,000                                3,806
      Lance, Inc.    2,900                                                    50
    o Lesco, Inc.    500                                                       7
      Marsh Supermarkets, Inc., Class B    1,000                              14
    o Maui Land & Pineapple Co., Inc.    800                                  33
      McCormick & Co., Inc.    11,300                                        420
      MGP Ingredients, Inc.    3,400                                          26
    o Monterey Pasta Co.    700                                                3
      Nash Finch Co.    1,700                                                 71
    o Neogen Corp.    625                                                     12
    o The Pantry, Inc.    400                                                 11
    o Peet's Coffee & Tea, Inc.    1,800                                      46
      The Pepsi Bottling Group, Inc.    23,400                               640
      PepsiAmericas, Inc.    13,200                                          280
      PepsiCo, Inc.    140,800                                             7,561
    o Performance Food Group Co.    1,900                                     52
      Pilgrim's Pride Corp., Class B    1,400                                 49
      Ralcorp Holdings, Inc.    6,700                                        295
      Rocky Mountain Chocolate Factory, Inc.    1,650                         28
      Sanderson Farms, Inc.    5,250                                         229
      Sara Lee Corp.    64,378                                             1,512
    o The Scotts Co., Class A    2,800                                       190
      Seaboard Corp.    200                                                  210
    @ Sensient Technologies Corp.    2,300                                    52
    o Smart & Final, Inc.    2,700                                            39
    o Smithfield Foods, Inc.    6,300                                        191
    o Spartan Stores, Inc.    500                                              4
      Standard Commercial Corp.    1,100                                      21
      Supervalu, Inc.    18,087                                              572
      Sysco Corp.    52,036                                                1,820
      Tasty Baking Co.    500                                                  4
    o Tejon Ranch Co.    674                                                  29
      Tootsie Roll Industries, Inc.    2,255                                  73
      Tyson Foods, Inc., Class A    30,340                                   521
    o United Natural Foods, Inc.    2,600                                     82
    o VistaCare, Inc., Class A    1,000                                       15
    o Wild Oats Markets, Inc.    3,800                                        28
      Wm. Wrigley Jr. Co.    19,100                                        1,344
    o Zapata Corp.    1,000                                                   66
                                                                     -----------
                                                                          41,707
      GOLD  0.1%
      --------------------------------------------------------------------------
    o Glamis Gold Ltd.    11,100                                             175
    o Meridian Gold, Inc.    6,600                                           122
      Newmont Mining Corp.    34,251                                       1,425
      Royal Gold, Inc.    3,100                                               50
                                                                     -----------
                                                                           1,772
      HEALTHCARE / DRUGS & MEDICINE  11.6%
      --------------------------------------------------------------------------
    o 1-800 Contacts, Inc.    500                                             12
   @o aaiPharma, Inc.    4,300                                                11
      Abbott Laboratories    128,205                                       5,772
    o Abgenix, Inc.    7,100                                                  62
    o Abiomed, Inc.    800                                                     9
    o Accelrys, Inc.    1,300                                                  7
    o Accredo Health, Inc.    2,841                                           85
   @o Advanced Medical Optics, Inc.    2,400                                 102
    o Advanced Neuromodulation Systems, Inc.    1,050                         41
   @o AeroGen, Inc.    640                                                     1
    o Albany Molecular Research, Inc.    1,600                                18
    o Align Technology, Inc.    8,700                                         75
   @o Alkermes, Inc.    3,100                                                 39
      Allergan, Inc.    11,900                                               904
    o Alliance Imaging, Inc.    1,800                                         24
    o Allscripts Healthcare Solutions, Inc.    1,900                          20
      Alpharma, Inc., Class A    3,700                                        56
    o Amedisys, Inc.    2,500                                                 75
    o America Service Group, Inc.    4,950                                   136
    o American Healthways, Inc.    3,100                                      97
    o American Medical Systems Holdings, Inc.    3,900                       153

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o AMERIGROUP Corp.    1,800                                               74
      AmerisourceBergen Corp.    10,324                                      602
    o Amgen, Inc.    107,168                                               6,670
    o Amsurg Corp.    4,800                                                  127
    o Amylin Pharmaceuticals, Inc.    2,300                                   52
    o Andrx Corp.    6,400                                                   140
   @o Antigenics, Inc.    1,400                                               12
    o Aphton Corp.    800                                                      2
      Applied Biosystems Group -- Applera Corp.    16,500                    331
   @o Apria Healthcare Group, Inc.    10,500                                 344
    o Arqule, Inc.    8,800                                                   54
      Arrow International, Inc.    6,400                                     205
    o Arthrocare Corp.    1,400                                               42
    o Aspect Medical Systems, Inc.    3,700                                   83
    o AVANIR Pharmaceuticals, Class A    1,900                                 6
    o Avant Immunotherapeutics, Inc.    3,000                                  5
    o Avigen, Inc.    900                                                      3
    o Barr Pharmaceuticals, Inc.    8,781                                    418
      Bausch & Lomb, Inc.    3,400                                           248
      Baxter International, Inc.    50,118                                 1,692
      Beckman Coulter, Inc.    5,100                                         342
      Becton Dickinson & Co.    21,300                                     1,207
    o Beverly Enterprises, Inc.    8,800                                     108
    o BioCryst Pharmaceuticals, Inc.    1,400                                  9
    o Biogen Idec, Inc.    28,125                                          1,827
    o BioMarin Pharmaceuticals, Inc.    1,800                                 11
      Biomet, Inc.    20,125                                                 855
   @o Biosite, Inc.    1,400                                                  81
    o Biosource International, Inc.    1,500                                  10
    o Bone Care International, Inc.    1,400                                  40
    o Boston Scientific Corp.    70,300                                    2,324
    o Bradley Pharmaceuticals, Inc.    1,700                                  24
      Bristol-Myers Squibb Co.    161,550                                  3,787
      C.R. Bard, Inc.    8,000                                               542
    o Caliper Life Sciences, Inc.    700                                       5
      Cambrex Corp.    3,400                                                  76
      Cardinal Health, Inc.    36,160                                      2,037
   @o Caremark Rx, Inc.    37,090                                          1,450
   @o Cell Therapeutics, Inc.    1,400                                        13
    o Centene Corp.    1,000                                                  34
   @o Cephalon, Inc.    3,500                                                172
    o Cerus Corp.    500                                                       2
    o Charles River Laboratories International, Inc.    6,416                304
    o Chattem, Inc.    1,200                                                  43
    o Chiron Corp.    15,100                                                 496
    o Cholestech Corp.    1,700                                               21
   @o ChromaVision Medical Systems, Inc.    1,100                              2
    o Ciphergen Biosystems, Inc.    1,700                                      5
      CNS, Inc.    5,000                                                      77
    o Collagenex Pharmaceuticals, Inc.    3,000                               14
    o Community Health Systems, Inc.    7,100                                206
    o Conmed Corp.    1,700                                                   49
      Cooper Cos., Inc.    2,781                                             213
    o Corixa Corp.    1,802                                                    7
    o Corvel Corp.    1,900                                                   43
    o Covance, Inc.    5,800                                                 246
    o Coventry Health Care, Inc.    15,958                                   908
   @o CryoLife, Inc.    750                                                    6
    o CTI Molecular Imaging, Inc.    2,000                                    29
    o Cubist Pharmaceuticals, Inc.    1,900                                   22
    o Curis, Inc.    3,140                                                    13
    o CV Therapeutics, Inc.    1,100                                          23
    o Cytogen Corp.    230                                                     3
    o Cytyc Corp.    7,800                                                   195
      D&K Healthcare Resources, Inc.    3,200                                 24
    o Dade Behring Holdings, Inc.    2,600                                   149
      Datascope Corp.    2,500                                                99
    o DaVita, Inc.    8,250                                                  346
    o Deltagen, Inc.    2,200                                                 --
    o Dendreon Corp.    1,400                                                 10
      Dentsply International, Inc.    6,550                                  367
      Diagnostic Products Corp.    1,700                                      86
    o Digene Corp.    1,400                                                   36
    o DJ Orthopedics, Inc.    3,000                                           72
    o Durect Corp.    2,000                                                    6
   @o Dynacq Healthcare, Inc.    3,616                                        17
   @o Edwards Lifesciences Corp.    3,900                                    159
      Eli Lilly & Co.    92,400                                            5,012
   @o Emisphere Technologies, Inc.    800                                      4
    o Endo Pharmaceutical Holdings, Inc.    10,500                           221
    o Enpath Medical, Inc.    3,000                                           31
    o Entremed, Inc.    1,200                                                  5
    o Enzo Biochem, Inc.    1,781                                             32
    o Enzon Pharmaceuticals, Inc.    4,400                                    57
    o Eon Labs, Inc.    7,800                                                200
    o Express Scripts, Inc.    6,300                                         467
    o Eyetech Pharmaceuticals, Inc.    2,500                                  92
    o First Horizon Pharmaceutical Corp.    3,400                             61
    o Forest Laboratories, Inc.    27,500                                  1,142
    o Gen-Probe, Inc.    3,400                                               166
    o Gene Logic, Inc.    1,300                                                4
    o Genelabs Technologies, Inc.    800                                       1
   @o Genentech, Inc.    73,300                                            3,497
    o Genesis HealthCare Corp.    6,250                                      217
    o Genta, Inc.    2,900                                                     5
    o Genzyme Corp.    15,232                                                887
    o Geron Corp.    1,000                                                     8
    o Gilead Sciences, Inc.    36,620                                      1,212
      Guidant Corp.    25,816                                              1,871
    o Guilford Pharmaceuticals, Inc.    1,200                                  6
    o Haemonetics Corp.    3,700                                             144
    @ HCA, Inc.    34,000                                                  1,514

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Health Management Associates, Inc., Class A    15,900                  351
   @o Health Net, Inc.    16,600                                             483
      Healthcare Services Group    3,750                                      73
    o HealthExtras, Inc.    1,900                                             29
    o HealthTronics Surgical Services, Inc.    3,500                          36
    o Henry Schein, Inc.    2,300                                            157
    o Hologic, Inc.    2,600                                                  93
    o Hospira, Inc.    14,070                                                406
    o Human Genome Sciences, Inc.    5,100                                    61
    o Humana, Inc.    18,900                                                 648
   @o ICU Medical, Inc.    550                                                14
    o Idexx Laboratories, Inc.    2,500                                      145
    o Ii-Vi, Inc.    1,900                                                    70
    o ImClone Systems, Inc.    6,935                                         291
    o Immucor, Inc.    2,530                                                  77
    o Immunogen, Inc.    1,500                                                10
    o Immunomedics, Inc.    2,400                                              8
    o IMPAC Medical Systems, Inc.    3,000                                    71
    o Impax Laboratories, Inc.    1,600                                       27
    o Inamed Corp.    13,950                                                 965
    o Incyte Corp.    2,600                                                   23
    o Indevus Pharmaceuticals, Inc.    1,800                                   9
    o Inspire Pharmaceuticals, Inc.    1,300                                  19
    o Integra LifeSciences Holdings Corp.    1,100                            41
    o InterMune, Inc.    1,100                                                13
    o Intuitive Surgical, Inc.    1,050                                       42
      Invacare Corp.    2,000                                                 93
    o Isis Pharmaceuticals, Inc.    1,900                                     10
    o IVAX Corp.    18,437                                                   277
  (6) Johnson & Johnson    246,370                                        15,940
    o Kendle International, Inc.    2,700                                     21
    o Kindred Healthcare, Inc.    4,624                                      127
    o Kinetic Concepts, Inc.    2,500                                        162
    o King Pharmaceuticals, Inc.    18,516                                   195
    o Kosan Biosciences, Inc.    2,500                                        18
    o KV Pharmaceutical Co., Class A    2,700                                 55
    o Kyphon, Inc.    3,000                                                   82
   @o Laboratory Corp. of America Holdings    12,800                         612
      Landauer, Inc.    1,100                                                 51
    o Lexicon Genetics, Inc.    6,900                                         46
    o LifePoint Hospitals, Inc.    2,300                                      87
    o Ligand Pharmaceuticals, Inc., Class B    2,300                          24
    o Lincare Holdings, Inc.    7,100                                        295
    o Magellan Health Services, Inc.    3,007                                112
      Manor Care, Inc.    8,000                                              276
    o Maxim Pharmaceuticals, Inc.    2,400                                     6
      McKesson Corp.    22,900                                               790
    o Med-Design Corp.    1,200                                                1
    o Medarex, Inc.    3,000                                                  29
    o Medcath Corp.    1,500                                                  35
    o Medco Health Solutions, Inc.    23,638                               1,006
    o Medical Action Industries, Inc.    2,500                                46
    o Medicines Co.    1,700                                                  47
      Medicis Pharmaceutical Corp., Class A    3,400                         123
    o Medimmune, Inc.    19,875                                              470
   @o Medis Technologies Ltd.    1,110                                        21
      Medtronic, Inc.    100,974                                           5,300
      Mentor Corp.    3,000                                                   94
      Merck & Co., Inc.    183,552                                         5,149
      Meridian Bioscience, Inc.    5,000                                      74
    o Merit Medical Systems, Inc.    2,222                                    32
    o MGI Pharma, Inc.    3,800                                               86
    o Millennium Pharmaceuticals, Inc.    25,856                             238
    o MIM Corp.    1,500                                                       9
      Mine Safety Appliances Co.    2,700                                    132
    o Molecular Devices Corp.    8,100                                       154
    o Molina Healthcare, Inc.    2,500                                       124
      Mylan Laboratories, Inc.    27,000                                     449
    o Myogen, Inc.    2,500                                                   17
    o Myriad Genetics, Inc.    1,400                                          35
    o Nabi Biopharmaceuticals    2,800                                        36
      National Healthcare Corp.    600                                        20
      Nature's Sunshine Products, Inc.    4,000                               80
    o NBTY, Inc.    16,000                                                   438
    o Nektar Therapeutics    2,200                                            37
    o Neose Technologies, Inc.    500                                          3
    o Neurocrine Biosciences, Inc.    1,400                                   64
    o Neurogen Corp.    800                                                    8
   @o Northfield Laboratories, Inc.    1,100                                  21
    o Noven Pharmacuticals, Inc.    5,500                                    100
    o NPS Pharmacuticals, Inc.    1,000                                       16
    o Nutraceutical International Corp.    5,000                              75
    o Nuvelo, Inc.    300                                                      2
    o Oakley, Inc.    6,700                                                   86
   @o OCA, Inc.    2,112                                                      12
    o Odyssey HealthCare, Inc.    2,250                                       26
      Omnicare, Inc.    7,500                                                231
    o Onyx Pharmaceuticals, Inc.    1,800                                     52
    o OraSure Technologies, Inc.    1,500                                      9
    o Orchid BioSciences, Inc.    280                                          3
    o Oscient Pharmaceuticals Corp.    2,100                                   7
    o OSI Pharmaceuticals, Inc.    1,692                                     110
      Owens & Minor, Inc.    2,000                                            57
   @o Pacificare Health Systems, Inc.    18,800                            1,157
    o Pain Therapeutics, Inc.    2,600                                        18
    o Par Pharmaceutical Cos., Inc.    1,900                                  72
    o Parexel International Corp.    2,400                                    57
   @o Patterson Cos., Inc.    10,600                                         494
    o Pediatrix Medical Group, Inc.    3,000                                 200
      Perrigo Co.    7,300                                                   125
  (8) Pfizer, Inc.    631,552                                             15,258

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Pharmaceutical Product Development, Inc.    5,000                      207
    o Pharmacopeia Drug Discovery, Inc.    650                                 4
    o Pharmacyclics, Inc.    1,100                                            10
    o Pharmion Corp.    2,500                                                 91
      PolyMedica Corp.    4,400                                              165
    o Pozen, Inc.    1,300                                                    10
    o Praecis Pharmaceuticals, Inc.    1,600                                   2
    o Priority Healthcare Corp., Class B    2,000                             46
    o Protein Design Labs, Inc.    4,100                                      83
    o Province Healthcare Co.    4,825                                       109
    o PSS World Medical, Inc.    5,800                                        73
   @o QMed, Inc.    500                                                        6
      Quest Diagnostics    7,410                                             706
    o Regeneration Technologies, Inc.    1,700                                17
    o Regeneron Pharmaceuticals, Inc.    1,900                                14
    o RehabCare Group, Inc.    4,000                                         108
    o Renal Care Group, Inc.    7,050                                        269
    o Res-Care, Inc.    4,500                                                 72
    o Resmed, Inc.    2,000                                                  103
    o Respironics, Inc.    1,900                                             110
    o Sangamo Biosciences, Inc.    1,200                                       6
    o Savient Pharmaceuticals, Inc.    2,300                                   7
      Schering-Plough Corp.    121,750                                     2,260
      Select Medical Corp.    7,500                                          133
    o Sepracor, Inc.    6,600                                                377
    o Serologicals Corp.    1,200                                             28
   @o Sierra Health Services, Inc.    11,700                                 643
    o Sola International, Inc.    2,700                                       75
    o SonoSite, Inc.    1,600                                                 51
    o Specialty Laboratories    700                                            7
    o St. Jude Medical, Inc.    29,600                                     1,163
    o Steris Corp.    6,100                                                  145
      Stryker Corp.    33,600                                              1,651
    o Sunrise Senior Living, Inc.    4,900                                   225
    o SuperGen, Inc.    900                                                    4
    o Sybron Dental Specialties, Inc.    4,633                               175
    o Symbion, Inc.    2,500                                                  50
    o Tanox, Inc.    4,900                                                    58
    o Techne Corp.    3,800                                                  133
    o Tenet Healthcare Corp.    36,650                                       364
    o Theragenics Corp.    2,500                                              10
    o Third Wave Technologies, Inc.    1,800                                  13
    o Thoratec Corp.    2,636                                                 26
    o Titan Pharmaceuticals, Inc.    800                                       2
    o Transgenomic, Inc.    1,200                                              1
    o Transkaryotic Therapies, Inc.    3,400                                  82
    o Triad Hospitals, Inc.    6,044                                         246
    o Trimeris, Inc.    500                                                    6
    o TriPath Imaging, Inc.    2,600                                          22
    o Tripos, Inc.    6,000                                                   25
    o United Surgical Partners International, Inc.    1,400                   55
      UnitedHealth Group, Inc.    66,300                                   5,894
      Universal Health Services, Class B    4,000                            172
    o Urologix, Inc.    1,800                                                 10
    o US Physical Therapy, Inc.    3,500                                      51
    o USANA Health Sciences, Inc.    1,000                                    36
      Utah Medical Products, Inc.    2,500                                    52
      Valeant Pharmaceuticals International    7,900                         197
    o Varian Medical Systems, Inc.    11,900                                 449
    o VCA Antech, Inc.    5,400                                              100
    o Ventana Medical Systems, Inc.    1,200                                  81
    o Vertex Pharmaceuticals, Inc.    3,144                                   32
    o Viasys Healthcare, Inc.    2,982                                        55
    o Vical, Inc.    1,600                                                     8
    o Virologic, Inc.    4,080                                                10
   @o Viropharma, Inc.    1,000                                                3
    o Visx, Inc.    3,100                                                     83
      Vital Signs, Inc.    1,900                                              76
    o Watson Pharmaceuticals, Inc.    7,732                                  231
    o WellPoint, Inc.    27,097                                            3,292
      West Pharmaceutical Services, Inc.    6,600                            172
    o Wright Medical Group, Inc.    1,700                                     47
      Wyeth    109,400                                                     4,336
    o XOMA Ltd.    2,400                                                       5
      Young Innovations, Inc.    2,000                                        70
    o Zimmer Holdings, Inc.    20,300                                      1,601
    o Zymogenetics, Inc.    2,000                                             41
                                                                     -----------
                                                                         138,255
      HOUSEHOLD PRODUCTS  1.9%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    6,950                                   377
      Avon Products, Inc.    39,000                                        1,647
      Church & Dwight Co., Inc.    4,950                                     170
      Clorox Co.    27,000                                                 1,604
      Colgate-Palmolive Co.    42,500                                      2,233
      The Estee Lauder Cos., Inc., Class A    10,300                         465
      The Gillette Co.    81,400                                           4,129
      Inter Parfums, Inc.    675                                              10
      International Flavors & Fragrances, Inc.    4,400                      186
    @ Nu Skin Enterprises, Inc., Class A    6,500                            152
    = Procter & Gamble Co.    213,400                                     11,359
                                                                     -----------
                                                                          22,332

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      INSURANCE  4.5%
      --------------------------------------------------------------------------
    @ 21st Century Holding Co.    1,500                                       21
      21st Century Insurance Group    7,200                                   98
      Aetna, Inc.    14,800                                                1,880
      AFLAC, Inc.    42,600                                                1,683
      Alfa Corp.    6,800                                                     99
    o Alleghany Corp.    216                                                  58
    o Allmerica Financial Corp.    4,900                                     160
      The Allstate Corp.    58,874                                         2,970
      AMBAC Financial Group, Inc.    10,250                                  788
      American Financial Group, Inc.    5,500                                169
  (9) American International Group, Inc.    216,222                       14,333
      American National Insurance Co.    1,300                               137
      AmerUs Group Co.    4,400                                              196
    @ AON Corp.    25,500                                                    580
    o Arch Capital Group Ltd.    3,900                                       143
    o Argonaut Group, Inc.    2,400                                           51
      Arthur J. Gallagher & Co.    6,800                                     202
      Assurant, Inc.    4,000                                                130
      Baldwin & Lyons, Inc., Class B    750                                   20
      Brown & Brown, Inc.    5,500                                           238
      Chubb Corp.    16,547                                                1,232
      CIGNA Corp.    12,800                                                1,027
      Cincinnati Financial Corp.    12,810                                   565
    o Clark, Inc.    1,700                                                    23
   @o CNA Financial Corp.    20,900                                          553
    o CNA Surety Corp.    2,200                                               29
      Commerce Group, Inc.    1,600                                          104
    o Conseco, Inc.    4,000                                                  76
      Crawford & Co., Class B    1,600                                        12
      Delphi Financial Group, Inc., Class A    4,515                         203
      EMC Insurance Group, Inc.    1,200                                      24
      Erie Indemnity Co., Class A    5,500                                   293
      FBL Financial Group, Inc., Class A    2,090                             58
      Fidelity National Financial, Inc.    16,017                            702
      First American Corp.    7,800                                          288
      First United Corp.    2,200                                             45
    o FPIC Insurance Group, Inc.    400                                       13
    @ Fremont General Corp.    6,200                                         152
    o Genworth Financial, Inc.    30,000                                     796
      Great American Financial Resources, Inc.    2,800                       45
      Harleysville Group, Inc.    1,800                                       39
      Hartford Financial Services Group, Inc.    24,400                    1,642
      HCC Insurance Holdings, Inc.    5,300                                  174
      Hilb, Rogal & Hobbs Co.    3,000                                       107
      Hooper Holmes, Inc.    4,600                                            23
      Horace Mann Educators Corp.    1,800                                    33
      Independence Holding Co.    2,700                                       54
      Infinity Property & Casualty Corp.    2,500                             82
      Jefferson-Pilot Corp.    7,600                                         379
      Landamerica Financial Group, Inc.    5,300                             273
      Liberty Corp.    1,000                                                  40
      Lincoln National Corp.    15,100                                       697
      Loews Corp.    15,000                                                1,020
    o Markel Corp.    300                                                    102
      Marsh & McLennan Cos., Inc.    43,000                                1,397
      MBIA, Inc.    11,250                                                   672
      Mercury General Corp.    5,400                                         307
      Metlife, Inc.    62,000                                              2,465
      MGIC Investment Corp.    9,300                                         594
    o MIIX Group, Inc.    2,400                                               --
    o National Medical Health Card Systems, Inc.    800                       17
      Nationwide Financial Services, Inc., Class A    1,300                   48
    o Navigators Group, Inc.    1,500                                         45
      NYMAGIC, Inc.    2,100                                                  49
    @ Odyssey Re Holdings Corp.    5,400                                     133
    o Ohio Casualty Corp.    5,500                                           126
      Old Republic International Corp.    16,350                             379
    o Penn Treaty American Corp.    600                                        1
    o Philadelphia Consolidated Holding Co.    1,000                          67
      The Phoenix Cos., Inc.    7,000                                         91
    o PMA Capital Corp., Class A    700                                        7
    @ The PMI Group, Inc.    8,100                                           322
      Presidential Life Corp.    1,000                                        17
      Principal Financial Group, Inc.    25,400                            1,031
    o ProAssurance Corp.    1,670                                             64
    @ The Progressive Corp.    21,300                                      1,782
      Protective Life Corp.    5,500                                         226
      Prudential Financial, Inc.    45,500                                 2,453
      Radian Group, Inc.    9,202                                            441
      Reinsurance Group of America, Inc.    5,100                            240
      RLI Corp.    2,800                                                     122
      Safeco Corp.    12,500                                                 579
      Safety Insurance Group, Inc.    1,000                                   33
      SCPIE Holdings, Inc.    700                                              7
      Selective Insurance Group, Inc.    1,200                                52
   >o SNTL Corp. -- Litigation Trust Certificates    1,300                    --
      The St. Paul Travelers Cos., Inc.    54,550                          2,048
      Stancorp Financial Group, Inc.    2,500                                213
      State Auto Financial Corp.    1,300                                     34
      Sterling Financial Corp.    1,250                                       35
      Stewart Information Services Corp.    3,700                            149
      Torchmark Corp.    10,600                                              579
      Transatlantic Holdings, Inc.    6,437                                  391

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Triad Guaranty, Inc.    1,700                                           92
      UICI    2,500                                                           77
    o United America Indemnity Ltd., Class A    1,086                         20
      United Fire & Casualty Co.    1,000                                     34
      Unitrin, Inc.    5,600                                                 240
      UnumProvident Corp.    23,914                                          411
    o USI Holdings Corp.    4,500                                             51
      W.R. Berkley Corp.    10,200                                           487
    o WellChoice, Inc.    6,800                                              362
    @ Zenith National Insurance Corp.    600                                  28
                                                                     -----------
                                                                          53,879
      MEDIA  3.9%
      --------------------------------------------------------------------------
    o Acme Communications, Inc.    1,900                                      11
    o Adolor Corp.    1,700                                                   15
    o Advanced Marketing Services, Inc.    2,400                              22
    o America's Car Mart, Inc.    2,500                                       92
   @o American Tower Corp., Class A    19,500                                353
      Banta Corp.    2,700                                                   117
      Belo Corp., Class A    9,400                                           220
      Blockbuster, Inc., Class A    6,900                                     63
   @o Cablevision Systems Corp., NY Group, Class A    18,800                 515
      Cadmus Communications Corp.    3,900                                    50
      Carmike Cinemas, Inc.    2,500                                          89
   @o Charter Communications, Inc., Class A    20,300                         33
    o Citadel Broadcasting Corp.    2,500                                     35
      Clear Channel Communications, Inc.    49,721                         1,612
    o CNET Networks, Inc.    9,983                                           110
    o Comcast Corp., Class A    148,336                                    4,775
   @o Comcast Corp., Special Class A    42,800                             1,353
    o Consolidated Graphics, Inc.    3,900                                   165
    o Crown Media Holdings, Inc., Class A    6,000                            57
    o Cumulus Media, Inc., Class A    5,100                                   71
      DAG Media, Inc.    2,500                                                10
    o Daily Journal Corp.    500                                              22
    o Dex Media, Inc.    4,000                                                94
    o DGSE Cos., Inc.    700                                                   2
    o The DIRECTV Group, Inc.    101,476                                   1,527
      Dow Jones & Co., Inc.    9,000                                         343
    @ The E.W. Scripps Co., Class A    12,000                                556
   @o EchoStar Communications Corp., Class A    21,300                       650
    o Emmis Communications Corp., Class A    4,300                            76
    o Entercom Communications Corp.    3,000                                  94
    o Entravision Communications Corp., Class A    5,000                      40
    o Fox Entertainment Group, Inc., Class A    36,250                     1,220
      Gannett Co., Inc.    23,500                                          1,881
    o Gaylord Entertainment Co.    2,625                                     103
      Gray Television, Inc.    5,600                                          81
      Harte-Hanks, Inc.    8,100                                             214
      Hollinger International, Inc., Class A    7,300                        106
    o Insight Communications Co., Class A    5,200                            53
      John Wiley & Sons, Class A    6,300                                    212
      Journal Communications, Inc., Class A    7,500                         129
    o Journal Register Co.    3,200                                           58
      Knight-Ridder, Inc.    5,700                                           371
      Lee Enterprises, Inc.    2,500                                         111
    o Liberty Media International, Inc., Class A    10,961                   496
    o Lifeline Systems, Inc.    4,600                                        126
    o Lin TV Corp., Class A    3,300                                          61
    o Lynch Interactive Corp.    900                                          26
   @o Martha Stewart Living Omnimedia, Class A    3,900                      128
      McClatchy Co., Class A    7,200                                        503
      The McGraw-Hill Cos., Inc.    17,300                                 1,566
      Media General, Inc., Class A    2,000                                  128
    o Mediacom Communications Corp., Class A    7,600                         45
      Meredith Corp.    6,000                                                288
    o Merrimac Industries, Inc.    600                                         5
      Metro-Goldwyn-Mayer, Inc.    13,134                                    157
    o Moscow CableCom Corp.    1,400                                           7
      Movie Gallery, Inc.    3,525                                            74
    o Network Equipment Technologies, Inc.    5,000                           39
      New York Times Co., Class A    13,200                                  513
    o News Corp, Inc., Class A    180,000                                  3,060
    o Nexstar Broadcasting Group, Inc., Class A    4,500                      39
    o Playboy Enterprises, Inc., Class B    4,500                             56
      Pulitzer, Inc.    3,000                                                190
    o Quipp, Inc.    900                                                      11
    @ R.R. Donnelley & Sons Co.    17,000                                    569
    o Radio One, Inc., Class A    9,500                                      148
   >o Radio Unica Communications Corp.    300                                 --
      The Reader's Digest Association, Inc., Class A    7,300                118
      Regal Entertainment Group, Class A    4,200                             84
    o Saga Communications, Inc., Class A    3,750                             64
    o Salem Communications Corp., Class A    900                              20
    o Scholastic Corp.    2,200                                               75

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Sinclair Broadcast Group, Inc., Class A    4,800                        39
    o The Source Interlink Cos., Inc.    5,000                                59
    o The Sportsman's Guide, Inc.    5,000                                   119
      Thomas Nelson, Inc.    3,300                                            74
    o Time Warner, Inc.    367,052                                         6,607
   @o Tivo, Inc.    4,500                                                     18
      Tribune Co.    26,900                                                1,075
   @o Univision Communications, Inc., Class A    25,510                      697
    o Valassis Communications, Inc.    5,900                                 200
    o Valuevision Media, Inc., Class A    1,400                               20
      Viacom, Inc., Class B    144,012                                     5,377
      The Walt Disney Co.    169,650                                       4,857
      Washington Post, Class B    600                                        549
    o Westwood One, Inc.    7,200                                            174
   @o XM Satellite Radio Holdings, Inc., Class A    15,300                   488
                                                                     -----------
                                                                          46,660
      MISCELLANEOUS  0.5%
      --------------------------------------------------------------------------
      3M Co.    65,000                                                     5,483
    o Alliance Data Systems Corp.    6,600                                   287
    o Coinstar, Inc.    5,200                                                130
    o The Geo Group, Inc.    3,800                                           114
    o i2 Technologies, Inc.    15,300                                          9
   >o Jupiter Media Metrix, Inc.    1,673                                     --
    o Life Time Fitness, Inc.    2,500                                        65
   @o National Patent Development Corp.    1,500                               3
   @o NetFlix, Inc.    6,000                                                  69
    o Saxon Capital, Inc.    3,500                                            76
                                                                     -----------
                                                                           6,236
      MISCELLANEOUS FINANCE  8.2%
      --------------------------------------------------------------------------
      1st Source Corp.    1,571                                               38
      A.G. Edwards, Inc.    5,900                                            252
    o Accredited Home Lenders Holding Co.    2,500                           121
  @>o Actrade Financial Technologies Ltd.    1,000                            --
      Advanta Corp., Class A    7,400                                        157
    o Affiliated Managers Group, Inc.    1,800                               114
      Alliance Capital Management Holding L.P.    7,700                      346
      Amcore Financial, Inc.    1,200                                         37
      American Express Co.    105,150                                      5,610
    o AmeriCredit Corp.    12,300                                            302
    o Ameritrade Holding Corp.    34,300                                     444
    o Asset Acceptance Capital Corp.    2,500                                 51
      Asta Funding, Inc.    2,000                                             51
      Astoria Financial Corp.    7,000                                       263
      Bank of the Ozarks, Inc.    2,800                                       94
    o Bankunited Financial Corp., Class A    2,200                            64
      Banner Corp.    1,200                                                   36
    o Bay View Capital Corp.    506                                            8
      The Bear Stearns Cos., Inc.    13,620                                1,376
    o Berkshire Hathaway, Inc., Class A    119                            10,698
      Berkshire Hills Bancorp, Inc.    1,400                                  50
      Blackrock, Inc., Class A    400                                         32
    o BOK Financial Corp.    4,540                                           191
   @o BP Prudhoe Bay Royalty Trust    2,200                                  116
      Camco Financial Corp.    700                                            11
      Capital Corp. of the West    1,050                                      47
      Capital One Financial Corp.    19,900                                1,558
      Cash America International, Inc.    2,500                               72
      Cathay General Bancorp., Inc.    3,200                                 116
    @ Central Pacific Financial Co.    3,400                                 125
    o Cenveo, Inc.    1,300                                                    4
    / The Charles Schwab Corp.    111,120                                  1,249
      Charter Financial Corp.    900                                          36
      CharterMac    3,900                                                     92
      Chicago Mercantile Exchange    1,800                                   386
      CIT Group, Inc.    18,600                                              751
 =(4) Citigroup, Inc.    427,436                                          20,966
      Citizens First Bancorp, Inc.    700                                     17
      Coastal Financial Corp.    3,034                                        51
    @ The Commercial Capital Bancorp, Inc.    5,362                          107
      Commercial Federal Corp.    3,000                                       84
    o CompuCredit Corp.    4,400                                             126
    o Corrections Corp. of America    3,828                                  157
      Countrywide Financial Corp.    53,000                                1,961
    o Cross Timbers Royalty Trust    1,500                                    62
      CVB Financial Corp.    4,227                                            82
      Downey Financial Corp.    2,000                                        128
    o E*TRADE Financial Corp.    30,035                                      413
      East-West Bancorp, Inc.    2,600                                       101
      Eaton Vance Corp.    11,600                                            290
    o eSpeed, Inc., Class A    3,300                                          36
      Fannie Mae    81,400                                                 5,257
      Federated Investors, Inc., Class B    9,950                            292
      Fidelity Bankshares, Inc.    2,899                                      78
    o Financial Federal Corp.    3,300                                       114
      Financial Industries Corp.    700                                        6
      First Financial Corp. Indiana    600                                    19
      First Financial Holdings, Inc.    1,400                                 41
      First Indiana Corp.    1,375                                            32
    o The First Marblehead Corp.    5,000                                    322
      First Place Financial Corp. Ohio    2,900                               60
      Flagstar Bancorp., Inc.    6,200                                       130
      Flushing Financial Corp.    3,300                                       60
      Franklin Resources, Inc.    20,600                                   1,398
      Freddie Mac    57,700                                                3,767

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Gabelli Asset Management, Inc., Class A    700                          34
      Glacier Bancorp, Inc.    3,812                                         121
      Golden West Financial Corp.    23,800                                1,538
      Goldman Sachs Group, Inc.    38,700                                  4,174
      Heritage Financial Corp.    700                                         15
    o Hugoton Royalty Trust    3,300                                          87
      IBERIABANK Corp.    700                                                 42
      Independence Community Bank Corp.    6,600                             259
      Independent Bank Corp. Michigan    1,636                                50
      IndyMac Bancorp, Inc.    3,400                                         126
    o Instinet Group, Inc.    1,200                                            7
      International Bancshares Corp.    3,662                                140
      Interpool, Inc.    1,200                                                29
    o Investment Technology Group, Inc.    4,750                              95
    @ Investors Financial Services Corp.    5,500                            277
    o iPayment, Inc.    2,500                                                117
    o ITLA Capital Corp.    700                                               39
      Janus Capital Group, Inc.    19,200                                    285
      Jefferies Group, Inc.    4,100                                         160
    o Knight Trading Group, Inc., Class A    9,700                            96
    o La Quinta Corp.    13,000                                              113
    o LabOne, Inc.    2,100                                                   70
    o LaBranche & Co., Inc.    2,400                                          24
    @ Legg Mason, Inc.    10,050                                             776
      Lehman Brothers Holdings, Inc.    23,872                             2,177
    o Leucadia National Corp.    7,704                                       279
      MB Financial, Inc.    1,800                                             71
      MBNA Corp.    104,650                                                2,782
      McGrath RentCorp    800                                                 34
    o Meritage Corp.    1,000                                                 65
      Merrill Lynch & Co., Inc.    79,800                                  4,794
    o Metris Cos., Inc.    3,000                                              36
    o MicroFinancial, Inc.    1,900                                            8
      The Midland Co.    1,800                                                60
    o MoneyGram International, Inc.    14,500                                281
      Moody's Corp.    13,300                                              1,114
      Morgan Stanley    90,300                                             5,053
      MutualFirst Financial, Inc.    2,000                                    49
      National Financial Partners Corp.    2,500                              98
    o National Western Life Insurance Co., Class A    300                     52
    o Nelnet, Inc., Class A    4,500                                         136
      New York Community Bancorp, Inc.    22,697                             405
    o NextCard, Inc.    2,600                                                 --
    o North American Scientific, Inc.    700                                   4
      Northrim BanCorp, Inc.    2,500                                         60
      Northway Financial, Inc.    200                                          7
      Northwest Bancorp, Inc.    5,000                                       112
      Nuveen Investments, Inc., Class A    7,300                             271
      Oak Hill Financial, Inc.    1,000                                       37
    o Ocwen Financial Corp.    5,920                                          51
      PAB Bankshares, Inc.    700                                             10
      Pacific Capital Bancorp.    2,844                                       87
      Partners Trust Financial Group, Inc.    3,970                           43
      The Peoples Holding Co.    750                                          24
    o Piper Jaffray Cos.    950                                               38
      PMC Commercial Trust    1,500                                           23
    o Portfolio Recovery Associates, Inc.    2,000                            83
      Provident Financial Holdings    750                                     21
      Provident Financial Services, Inc.    917                               17
    o Providian Financial Corp.    23,900                                    399
      R&G Financial Corp., Class B    2,550                                   94
      Raymond James Financial, Inc.    6,900                                 215
      Resource America, Inc., Class A    2,000                                62
      Santander BanCorp    4,686                                             159
      SEI Investments Co.    9,700                                           362
    o Siebert Financial Corp.    2,900                                        10
      SLM Corp.    37,300                                                  1,872
      Sovereign Bancorp, Inc.    28,942                                      658
      State Financial Services Corp., Class A    2,000                        59
      Student Loan Corp.    1,700                                            307
      SWS Group, Inc.    1,141                                                23
      T. Rowe Price Group, Inc.    10,700                                    640
   @o Tarragon Corp.    2,948                                                 81
      TF Financial Corp.    700                                               22
      United Community Banks, Inc. Georgia    3,750                           97
    o UnitedGlobalCom, Inc., Class A    31,000                               303
      Value Line, Inc.    300                                                 13
      W Holding Co., Inc.    11,938                                          156
      W.P. Carey & Co. LLC    4,100                                          132
      Waddell & Reed Financial, Inc., Class A    7,250                       159
      Washington Federal, Inc.    7,220                                      188
      Washington Mutual, Inc.    73,578                                    2,969
      Webster Financial Corp.    3,790                                       170
    o Wellsford Real Properties, Inc.    1,400                                20
      Wesco Financial Corp.    200                                            76
      Westwood Holdings Group, Inc.    285                                     5
    o WFS Financial, Inc.    4,100                                           205
      White Mountains Insurance Group Ltd.    200                            118
      Willow Grove Bancorp, Inc.    1,596                                     28
    o World Acceptance Corp.    1,000                                         30
                                                                     -----------
                                                                          97,743

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      NON-DURABLES & ENTERTAINMENT  1.6%
      --------------------------------------------------------------------------
    o A.T. Cross Co., Class A    2,400                                        13
      Action Performance Cos., Inc.    600                                     6
    o Activision, Inc.    11,175                                             253
    @ American Greetings Corp., Class A    8,500                             205
      Applebee's International, Inc.    7,912                                220
      Bob Evans Farms, Inc.    2,200                                          54
    @ Boyd Gaming Corp.    7,800                                             310
    o Boyds Collection Ltd.    2,200                                          11
    o Brinker International, Inc.    6,900                                   260
    o Buca, Inc.    1,100                                                      8
    o Cabela's, Inc., Class A    3,500                                        74
      CBRL Group, Inc.    3,300                                              136
   @o CEC Entertainment, Inc.    2,025                                        79
    o Centillium Communications, Inc.    1,000                                 2
   @o The Cheesecake Factory    2,887                                         93
      Churchill Downs, Inc.    900                                            36
   @o CKE Restaurants, Inc.    4,800                                          70
      Darden Restaurants, Inc.    13,300                                     393
    o Dave and Buster's, Inc.    1,700                                        32
    o Department 56, Inc.    3,300                                            53
      Dover Motorsports, Inc.    1,400                                         8
    o Drew Industries, Inc.    2,500                                          93
    o Electronic Arts, Inc.    25,200                                      1,621
    o Electronics Boutique Holdings Corp.    1,300                            46
    o EMAK Worldwide, Inc.    500                                              5
    o Enesco Group, Inc.    1,100                                              8
      Fortune Brands, Inc.    17,700                                       1,486
    o Fossil, Inc.    2,962                                                   83
      Handleman Co.    6,600                                                 128
      Hasbro, Inc.    14,500                                                 284
    o Hibbet Sporting Goods, Inc.    2,362                                    61
    o Hollywood Media Corp.    1,100                                           5
      IHOP Corp.    3,000                                                    129
      International Game Technology    29,100                                911
      International Speedway Corp., Class A    3,245                         178
    o Isle of Capri Casinos, Inc.    9,400                                   239
    o Jack in the Box, Inc.    4,200                                         145
    o Jackson Hewitt Tax Service, Inc.    3,000                               67
   @o Krispy Kreme Doughnuts, Inc.    2,100                                   18
      Lancaster Colony Corp.    3,400                                        144
    @ Landry's Restaurants, Inc.    1,800                                     51
    o Las Vegas Sands Corp.    14,000                                        608
      Lone Star Steakhouse & Saloon, Inc.    4,400                           121
    o Luby's, Inc.    1,400                                                    8
    o Marvel Enterprises, Inc.    11,700                                     209
    o Mattel, Inc.    34,300                                                 667
      McDonald's Corp.    105,300                                          3,411
    o Midway Games, Inc.    5,600                                             55
      Movado Group, Inc.    7,400                                            135
    o O'Charleys, Inc.    400                                                  7
   @o Oneida Ltd.    700                                                       2
      Outback Steakhouse, Inc.    7,000                                      322
   @o P.F. Chang's China Bistro, Inc.    800                                  45
   @o Panera Bread Co., Class A    800                                        41
    o Papa John's International, Inc.    1,700                                55
    o Penn National Gaming, Inc.    4,900                                    321
    o Rare Hospitality International Inc.    3,325                           105
    o RC2 Corp.    2,200                                                      64
      Regis Corp.    3,900                                                   156
    @ Ruby Tuesday, Inc.    5,600                                            143
      Russ Berrie & Co., Inc.    1,000                                        23
    o Ryan's Restaurant Group, Inc.    2,250                                  31
      SCP Pool Corp.    5,662                                                168
    o Service Corp. International    24,100                                  166
    o Smith & Wollensky Restaurant Group, Inc.    900                          4
    o Sonic Corp.    2,812                                                    90
    o Sotheby's Holdings, Inc., Class A    2,938                              53
    o Starbucks Corp.    31,300                                            1,690
    o The Steak N Shake Co.    1,580                                          31
    o Stewart Enterprises, Inc., Class A    7,200                             46
   @o Take-Two Interactive Software, Inc.    8,000                           282
      The Topps Co., Inc.    1,700                                            17
    o Trans World Entertainment Corp.    1,500                                19
      Triarc Cos., Class B    4,400                                           65
      Tupperware Corp.    4,800                                               97
    @ Wendy's International, Inc.    10,300                                  404
      World Wrestling Entertainment, Inc.    4,900                            62
      Yum! Brands, Inc.    24,000                                          1,112
                                                                     -----------
                                                                          18,853
      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
    o A.M. Castle & Co.    1,500                                              20
      Alcoa, Inc.    72,964                                                2,153
    o Brush Engineered Materials, Inc.    3,600                               62
    o Century Aluminum Co.    3,100                                           77
      Commercial Metals Co.    7,000                                         202
    o Encore Wire Corp.    3,000                                              38
      Engelhard Corp.    9,300                                               279
      Freeport-McMoran Copper & Gold, Inc., Class B    16,000                589
      Gibraltar Industries, Inc.    3,750                                     91
    o Kaiser Aluminum Corp.    2,000                                          --
      Minerals Technologies, Inc.    3,100                                   194
      Mueller Industries, Inc.    1,700                                       54
    @ Phelps Dodge Corp.    7,330                                            706
      Reliance Steel & Aluminum Co.    4,250                                 163
    o RTI International Metals, Inc.    4,000                                 98

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ Southern Peru Copper Corp.    5,400                                    254
    o Stillwater Mining Co.    1,133                                          12
    o Titanium Metals Corp.    900                                            27
    o Wolverine Tube, Inc.    1,000                                           12
                                                                     -----------
                                                                           5,031
      OIL: DOMESTIC  1.7%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    6,400                                            555
      Ashland, Inc.    7,000                                                 430
    o CAL Dive International, Inc.    4,000                                  175
    @ Chesapeake Energy Corp.    19,200                                      337
    o Comstock Resources, Inc.    4,500                                      106
      ConocoPhillips    56,098                                             5,205
      Consol Energy, Inc.    8,300                                           350
    @ Crosstex Energy L.P.    2,000                                           70
    @ Diamond Offshore Drilling, Inc.    12,300                              538
    o Enbridge Energy Management LLC    1,153                                 60
    o Encore Acquisition Co.    1,500                                         56
    o Energy Partners Ltd.    1,700                                           37
      Frontier Oil Corp.    3,600                                            101
    o Global Industries Ltd.    4,400                                         36
      Gulf Island Fabrication, Inc.    2,800                                  62
    o Gulfmark Offshore, Inc.    1,600                                        39
    o Harvest Natural Resources, Inc.    6,000                                78
      Holly Corp.    4,000                                                   121
    o Houston Exploration Co.    5,400                                       293
      Kaneb Services LLC    1,466                                             63
    @ Kerr-McGee Corp.    14,583                                             900
      Magellan Midstream Partners    1,200                                    74
   @o Magnum Hunter Resources, Inc.    5,750                                  86
      Marathon Oil Corp.    29,000                                         1,123
      Markwest Energy Partners L.P.    500                                    26
    o Meridian Resource Corp.    3,100                                        16
      Murphy Oil Corp.    8,500                                              759
   @o Nabors Industries Ltd.    11,817                                       596
    o National-Oilwell, Inc.    5,569                                        205
    o Newfield Exploration Co.    3,700                                      226
    o OYO Geospace Corp.    300                                                6
    @ Pacific Energy Partners L.P.    3,500                                  106
      Patina Oil & Gas Corp.    6,250                                        229
      Patterson-UTI Energy, Inc.    13,200                                   257
    @ Pioneer Natural Resources Co.    14,333                                550
    o Plains Exploration & Production Co.    6,579                           189
      Pogo Producing Co.    6,300                                            268
    o Premcor, Inc.    6,100                                                 293
   @o Pride International, Inc.    10,200                                    239
    o Quicksilver Resources, Inc.    2,800                                   124
    o Remington Oil & Gas Corp.    2,900                                      85
    o Spinnaker Exploration Co.    2,900                                      95
      St. Mary Land & Exploration Co.    3,700                               159
    o Stone Energy Corp.    976                                               42
    @ Sunoco Logistics Partners L.P.    2,000                                 81
      Sunoco, Inc.    5,500                                                  481
    o Superior Energy Services, Inc.    4,900                                 78
    o Syntroleum Corp.    4,000                                               44
    @ TEPPCO Partners L.P.    4,000                                          159
    o Tesoro Petroleum Corp.    4,800                                        153
    o Todco, Class A    5,500                                                113
    o Transmontaigne, Inc.    1,600                                           11
    o Transocean, Inc.    27,731                                           1,220
    o Ultra Petroleum Corp.    6,500                                         335
    o Universal Compression Holdings, Inc.    2,900                          113
      Unocal Corp.    22,507                                               1,071
    @ Valero L.P.    1,600                                                    99
    o Varco International, Inc.    7,140                                     219
      Vintage Petroleum, Inc.    10,500                                      254
      XTO Energy, Inc.    19,457                                             699
                                                                     -----------
                                                                          20,495
      OIL: INTERNATIONAL  3.2%
      --------------------------------------------------------------------------
    o ATP Oil & Gas Corp.    1,600                                            32
      ChevronTexaco Corp.    179,634                                       9,772
 =(2) Exxon Mobil Corp.    537,816                                        27,751
      GlobalSantaFe Corp.    19,155                                          678
                                                                     -----------
                                                                          38,233
      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o APA Optics, Inc.    1,000                                                2
    o August Technology Corp.    1,300                                        13
    o BMC Industries, Inc.    2,100                                           --
    o Corning, Inc.    115,607                                             1,265
      CPI Corp.    400                                                         6
      Eastman Kodak Co.    26,000                                            860
    o Fischer Imaging Corp.    500                                             2
      Imation Corp.    2,000                                                  69
    o Ingram Micro, Inc., Class A    13,400                                  247
    o Lexar Media, Inc.    5,400                                              21
    o Meade Instruments Corp.    800                                           2
    o Photronics, Inc.    1,400                                               21
   >o Polaroid Corp.    3,800                                                 --
    o Zomax, Inc.    2,000                                                     9
    o Zygo Corp.    500                                                        5
                                                                     -----------
                                                                           2,522
      PAPER & FOREST PRODUCTS  0.7%
      --------------------------------------------------------------------------
      Bowater, Inc.    2,300                                                  87
    o Buckeye Technologies, Inc.    1,200                                     16
      Chesapeake Corp.    1,000                                               24
      CSS Industries, Inc.    900                                             29
      Deltic Timber Corp.    700                                              28
    @ Georgia-Pacific Corp.    44,365                                      1,424

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      International Paper Co.    39,304                                    1,539
    o Kadant, Inc.    1                                                       --
      Kimberly-Clark Corp.    40,639                                       2,662
    @ Louisiana-Pacific Corp.    4,800                                       123
      MeadWestvaco Corp.    11,674                                           337
    o Neenah Paper, Inc.    1,231                                             39
      Packaging Corp. of America    6,000                                    134
      Potlatch Corp.    13,400                                               617
      Rayonier, Inc.    1,592                                                 71
      Rock-Tennessee Co., Class A    1,500                                    21
   @o Smurfit-Stone Container Corp.    10,900                                164
      Temple-Inland, Inc.    4,400                                           280
      Wausau-Mosinee Paper Corp.    4,700                                     70
      Weyerhaeuser Co.    16,750                                           1,045
                                                                     -----------
                                                                           8,710
      PRODUCER GOODS & MANUFACTURING  5.0%
      --------------------------------------------------------------------------
    o Aaon, Inc.    4,075                                                     59
    o Actuant Corp., Class A    2,840                                        148
    o Advanced Energy Industries, Inc.    3,900                               28
    o Aeroflex, Inc.    5,400                                                 52
   @o AGCO Corp.    3,762                                                     77
      Alamo Group, Inc.    500                                                13
      Albany International Corp., Class A    3,918                           134
    o American Standard Cos., Inc.    17,900                                 717
      Ametek, Inc.    4,200                                                  160
      Applied Industrial Technologies, Inc.    4,350                         126
      Aptargroup, Inc.    2,200                                              107
      Avery Dennison Corp.    9,700                                          583
      Baldor Electric Co.    3,800                                           107
    o BE Aerospace, Inc.    1,100                                             12
    o Blount International, Inc.    1,200                                     22
      Blyth, Inc.    4,800                                                   151
    @ Briggs & Stratton Corp.    6,000                                       233
    o Cantel Medical Corp.    3,571                                           88
    o Capstone Turbine Corp.    2,600                                          4
      Caterpillar, Inc.    28,700                                          2,557
      CIRCOR International, Inc.    3,750                                     86
      Clarcor, Inc.    1,700                                                  93
    @ Cognex Corp.    2,900                                                   76
    o Columbus McKinnon Corp.    2,400                                        22
      Cooper Industries Ltd., Class A    7,200                               500
    o Cuno, Inc.    1,300                                                     75
      Curtiss-Wright Corp.    300                                             15
   @o CyberCare, Inc.    900                                                  --
      Deere & Co.    21,500                                                1,493
    o DiamondCluster International, Inc., Class A    1,000                    15
      Dover Corp.    16,700                                                  640
    o Duratek, Inc.    4,000                                                 112
      Emerson Electric Co.    35,000                                       2,353
   @o Evergreen Solar, Inc.    1,000                                           5
    o The Fairchild Corp., Class A    3,100                                   11
      Fastenal Co.    6,600                                                  397
      Federal Signal Corp.    2,800                                           46
   @o Fisher Scientific International, Inc.    8,876                         561
    o Flowserve Corp.    3,900                                                97
    o FMC Corp.    3,100                                                     146
      Franklin Electric Co., Inc.    3,800                                   167
    o Gardner Denver, Inc.    1,700                                           64
 =(1) General Electric Co.    874,566                                     31,598
      The Gorman-Rupp Co.    2,875                                            65
      Graco, Inc.    7,012                                                   250
    o GrafTech International Ltd.    2,100                                    17
      Hardinge, Inc.    1,800                                                 25
      Harsco Corp.    3,100                                                  169
      Helix Technology Corp.    1,100                                         16
      Herman Miller, Inc.    5,700                                           152
    o Hexcel Corp.    2,000                                                   29
      HNI Corp.    4,000                                                     161
      Honeywell International, Inc.    71,062                              2,557
      Hubbell, Inc., Class B    3,800                                        188
      Hughes Supply, Inc.    2,600                                            79
    o Ibis Technology Corp.    800                                             2
      IDEX Corp.    3,150                                                    121
      Illinois Tool Works, Inc.    25,850                                  2,248
      Ingersoll-Rand Co., Class A    13,700                                1,019
    o Ionics, Inc.    400                                                     18
    o Jacuzzi Brands, Inc.    2,000                                           20
    o Jarden Corp.    1,650                                                   76
      JLG Industries, Inc.    1,800                                           32
      Johnson Controls, Inc.    15,000                                       887
      Juno Lighting, Inc.    1,429                                            57
      Kaydon Corp.    3,300                                                  102
      Kennametal, Inc.    4,000                                              196
      Knape & Vogt Manufacturing Co.    2,200                                 28
   @o Kos Pharmaceuticals, Inc.    700                                        23
    o Ladish Co., Inc.    1,300                                               14
      Lawson Products, Inc.    2,000                                         100
      Lennox International, Inc.    4,771                                     95
      Lincoln Electric Holdings, Inc.    3,900                               125
    o Lone Star Technologies, Inc.    1,200                                   49
    o Magnetek, Inc.    1,500                                                  9
      Manitowoc Co., Inc.    2,900                                           106
    o Material Sciences Corp.    4,000                                        61
      Matthews International Corp., Class A    1,900                          66
    o Maverick Tube Corp.    3,800                                           129
    o Merix Corp.    3,700                                                    34
    o Micrel, Inc.    6,800                                                   59
      Middleby Corp.    3,500                                                176
    o Milacron, Inc.    3,340                                                 11
    o Millipore Corp.    5,100                                               222
    o Modtech Holdings, Inc.    1,000                                          9
    o Moog, Inc., Class A    3,525                                           153

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      MSC Industrial Direct Co., Class A    4,300                            149
      NACCO Industries, Inc., Class A    1,300                               130
    o NATCO Group, Inc., Class A    1,200                                     12
      NN, Inc.    1,800                                                       22
      Nordson Corp.    4,000                                                 151
    o Oceaneering International, Inc.    3,600                               137
      Pall Corp.    10,900                                                   294
    o Park-Ohio Holdings Corp.    2,600                                       64
      Parker Hannifin Corp.    11,000                                        717
      Penn Engineering & Manufacturing Corp.    1,000                         18
      Pentair, Inc.    9,500                                                 421
    o Plug Power, Inc.    2,248                                               12
      Precision Castparts Corp.    5,151                                     362
    o Presstek, Inc.    1,100                                                  9
   @o Research Frontiers, Inc.    800                                          5
      Roper Industries, Inc.    1,500                                         87
    o Safeguard Scientifics, Inc.    3,300                                     6
      Sauer-Danfoss, Inc.    3,800                                            74
    o Sequa Corp., Class A    2,800                                          165
    o The Shaw Group, Inc.    2,000                                           34
      Snap-On, Inc.    4,000                                                 132
      SPX Corp.    8,610                                                     361
      Standex International Corp.    3,000                                    86
      Steelcase, Inc., Class A    3,500                                       48
      Stewart & Stevenson Services, Inc.    1,000                             20
    o Strattec Security Corp.    1,500                                        87
      Tecumseh Products Co., Class A    3,200                                130
      Teleflex, Inc.    4,300                                                218
      Tennant Co.    2,100                                                    81
    o Tenneco Automotive, Inc.    1,980                                       32
   @o Terex Corp.    3,700                                                   159
      The Timken Co.    6,600                                                170
      Trinity Industries, Inc.    1,100                                       33
    o Triumph Group, Inc.    1,200                                            43
    o Ultratech Stepper, Inc.    1,300                                        19
      Valhi, Inc.    8,600                                                   132
      Valmont Industries, Inc.    1,900                                       46
      W.W. Grainger, Inc.    7,300                                           447
      Watsco, Inc.    3,400                                                  118
      Watts Water Technologies, Inc., Class A    1,000                        32
      Woodward Governor Co.    500                                            36
      York International Corp.    3,800                                      138
                                                                     -----------
                                                                          59,342
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Alexander & Baldwin, Inc.    5,600                                     258
      Burlington Northern Santa Fe Corp.    30,300                         1,460
      CSX Corp.    17,100                                                    683
      Florida East Coast Industries, Class A    3,600                        155
      GATX Corp.    4,000                                                    119
    o General Maritime Corp.    3,000                                        138
      Greenbrier Cos., Inc.    1,600                                          45
    o Kansas City Southern Railway    5,050                                   88
      Maritrans, Inc.    2,500                                                44
      Norfolk Southern Corp.    31,400                                     1,096
      OMI Corp.    6,500                                                     114
    @ Overseas Shipholding Group    3,700                                    206
    o SCS Transportation, Inc.    4,100                                       96
      Union Pacific Corp.    22,000                                        1,311
      Westinghouse Air Brake Technologies Corp.    2,828                      53
                                                                     -----------
                                                                           5,866
      REAL PROPERTY  2.0%
      --------------------------------------------------------------------------
    o Affordable Residential Communities    3,000                             38
    o Alexander's, Inc.    700                                               153
      Alexandria Real Estate Equities, Inc.    2,500                         166
      AMB Property Corp.    7,300                                            272
      American Financial Realty Trust    8,500                               128
      American Home Mortgage Investment Corp.    4,500                       150
      American Land Lease, Inc.    1,700                                      39
      American Mortgage Acceptance Co.    1,500                               24
    o American Real Estate Partners L.P.    3,800                            104
    o American Realty Investors, Inc.    1,037                                10
    o American Retirement Corp.    700                                         9
      AMLI Residential Properties    1,000                                    29
    @ Annaly Mortgage Management, Inc.    9,400                              184
      Anthracite Capital, Inc.    4,900                                       59
      Anworth Mortgage Asset Corp.    1,000                                   10
    @ Apartment Investment & Management Co., Class A    7,400                266
      Archstone-Smith Trust    15,285                                        524
      Arden Realty, Inc.    5,500                                            185
      AvalonBay Communities, Inc.    6,100                                   408
    o Avatar Holdings, Inc.    700                                            34
      Bedford Property Investors, Inc.    2,900                               73
    @ Boston Properties, Inc.    9,900                                       572
      Brandywine Realty Trust    5,500                                       152
      BRE Properties, Class A    5,000                                       184
      Camden Property Trust    2,300                                         104
    @ Capital Automotive Real Estate Investment Trust    2,800                91
      Capstead Mortgage Corp.    2,240                                        22
      CarrAmerica Realty Corp.    5,400                                      164

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Catellus Development Corp.    9,689                                    260
    o CB Richard Ellis Group, Inc., Class A    4,500                         157
      CBL & Associates Properties, Inc.    2,200                             151
      Centerpoint Properties Trust    3,600                                  153
    @ Colonial Properties Trust    2,000                                      73
      Commercial Net Lease Realty    3,320                                    62
      Cornerstone Realty Income Trust, Inc.    2,200                          21
      Corporate Office Properties Trust SBI    3,500                          90
      Correctional Properties Trust    1,600                                  42
      Cousins Properties, Inc.    5,200                                      158
      Crescent Real Estate Equity Co.    7,400                               123
      CRT Properties, Inc.    2,700                                           62
      Developers Diversified Realty Corp.    7,612                           303
      Duke Realty Corp.    12,990                                            404
      EastGroup Properties, Inc.    900                                       33
      Entertainment Properties Trust    2,200                                 93
      Equity Inns, Inc.    2,700                                              29
      Equity Lifestyle Properties, Inc.    3,000                             103
      Equity Office Properties Trust    32,738                               916
      Equity One, Inc.    6,600                                              135
      Equity Residential    24,700                                           779
      Essex Property Trust, Inc.    2,600                                    187
      Federal Realty Investment Trust    5,200                               245
    o FelCor Lodging Trust, Inc.    5,700                                     80
      First Industrial Realty Trust    2,600                                 102
      Forest City Enterprises, Inc., Class A    5,200                        301
      Gables Residential Trust    3,000                                      100
      General Growth Properties, Inc.    20,460                              650
      Getty Realty Corp.    2,000                                             53
      Glenborough Realty Trust, Inc.    2,400                                 46
      Glimcher Realty Trust    3,800                                          97
    o Global Signal, Inc.    5,000                                           130
    o Golf Trust of America, Inc. L.P.    2,400                                5
      Health Care Property Investors, Inc.    10,648                         276
    @ Health Care Real Estate Investment Trust, Inc.    5,200                174
      Healthcare Realty Trust, Inc.    4,900                                 179
      Heritage Property Investment Trust    4,000                            118
      Highwoods Properties, Inc.    5,600                                    137
      Home Properties, Inc.    2,500                                         101
    o Homestore, Inc.    4,200                                                10
      Hospitality Properties Trust    6,000                                  256
   @o Host Marriott Corp.    28,400                                          454
      HRPT Properties Trust    13,500                                        161
    @ IMPAC Mortgage Holdings, Inc.    4,800                                 110
      Inland Real Estate Corp.    5,500                                       83
      Innkeepers USA Trust    1,500                                           20
      iStar Financial, Inc.    9,390                                         393
    o Jones Lang LaSalle, Inc.    2,300                                       82
      Kilroy Realty Corp.    1,800                                            70
      Kimco Realty Corp.    9,350                                            495
      Kramont Realty Trust    1,400                                           33
      LaSalle Hotel Properties    3,500                                      106
      Lexington Corp. Properties Trust    3,000                               64
      Liberty Property Trust    8,300                                        324
      LNR Property Corp.    1,200                                             76
      LTC Properties, Inc.    2,800                                           55
      The Macerich Co.    5,200                                              298
      Mack-Cali Realty Corp.    5,900                                        248
      Maguire Properties, Inc.    3,000                                       71
    o Meristar Hospitality Corp.    2,200                                     17
      MFA Mortgage Investments, Inc.    5,500                                 46
      Mid-America Apartment Communities, Inc.    2,500                        95
      The Mills Corp.    5,400                                               302
      National Health Investors, Inc.    3,100                                79
      National Health Realty, Inc.    2,300                                   45
      Nationwide Health Properties, Inc.    5,100                            111
    @ New Century Financial Corp.    3,600                                   216
      New Plan Excel Realty Trust    8,500                                   215
    @ Novastar Financial, Inc.    2,000                                       92
      Omega Healthcare Investors, Inc.    2,784                               31
      Pan Pacific Retail Properties, Inc.    2,201                           127
      Parkway Properties, Inc.    500                                         23
      Pennsylvania Real Estate Investment Trust    2,500                     100
      Plum Creek Timber Co., Inc.    15,047                                  537
      Post Properties, Inc.    2,200                                          70
      Prentiss Properties Trust    2,700                                      97
      ProLogis    15,074                                                     575
      PS Business Parks, Inc.    3,000                                       127
      Public Storage, Inc.    10,900                                         572
      RAIT Investment Trust    3,300                                          86
      Ramco-Gershenson Properties    1,400                                    39
      Realty Income Corp.    4,600                                           107
      Reckson Associates Realty Corp.    5,300                               163
      Redwood Trust, Inc.    2,500                                           142
      Regency Centers Corp.    5,700                                         282
      Saul Centers, Inc.    2,100                                             70
      Senior Housing Properties Trust    4,950                                82
   >o Shelbourne Properties I    500                                           5
   >o Shelbourne Properties III    500                                         3
      Shurgard Storage Centers, Inc., Class A    4,500                       184
      Simon Property Group, Inc.    18,574                                 1,101
    @ SL Green Realty Corp.    4,200                                         224
      Sovran Self Storage, Inc.    800                                        32
      The St. Joe Co.    5,300                                               365
      Summit Properties, Inc.    3,300                                       100
      Sun Communities, Inc.    3,000                                         111

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Tanger Factory Outlet Centers    1,600                                  38
      Taubman Centers, Inc.    4,100                                         111
    @ Thornburg Mortgage, Inc.    7,800                                      217
      The Town & Country Trust    1,000                                       26
    o Trammell Crow Co.    2,800                                              47
      Trizec Properties, Inc.    12,700                                      225
      United Dominion Realty Trust, Inc.    9,400                            209
      Universal Health Realty Income    900                                   27
      Urstadt Biddle Properties, Inc.    500                                   8
      Urstadt Biddle Properties, Inc., Class A    1,000                       16
      US Restaurant Properties, Inc.    1,000                                 17
      Ventas, Inc.    5,800                                                  148
      Vornado Realty Trust    10,500                                         726
    @ Washington Real Estate Investment Trust    3,100                        94
      Weingarten Realty Investment    7,975                                  285
                                                                     -----------
                                                                          23,458
      RETAIL  6.0%
      --------------------------------------------------------------------------
    o 1-800-Flowers.com, Inc., Class A    3,700                               27
   @o 99 Cents Only Stores    3,066                                           46
      Aaron Rents, Inc.    3,750                                              80
      Abercrombie & Fitch Co., Class A    8,300                              416
    o Advance Auto Parts, Inc.    6,360                                      274
      Albertson's, Inc.    30,468                                            697
    o Alloy, Inc.    3,100                                                    22
    o Amazon.com, Inc.    33,700                                           1,456
    @ American Eagle Outfitters, Inc.    5,050                               257
    o AnnTaylor Stores Corp.    9,825                                        211
      Arden Group, Inc., Class A    600                                       57
    o Asbury Automotive Group, Inc.    4,100                                  69
   @o Autonation, Inc.    21,600                                             411
   @o AutoZone, Inc.    8,900                                                794
    o Barnes & Noble, Inc.    7,400                                          242
    o Bed, Bath & Beyond, Inc.    23,700                                     955
    @ Best Buy Co., Inc.    26,150                                         1,407
    o Big Lots, Inc.    11,100                                               125
   @o BJ's Wholesale Club, Inc.    6,100                                     174
      Blair Corp.    1,500                                                    58
      Borders Group, Inc.    9,000                                           236
    o Brightpoint, Inc.    1,650                                              30
      Burlington Coat Factory Warehouse Corp.    2,500                        64
    o Carmax, Inc.    3,923                                                  113
      Casey's General Stores, Inc.    5,100                                   90
      The Cato Corp., Class A    1,200                                        36
    o Central Garden & Pet Co.    1,600                                       66
    o Charming Shoppes, Inc.    7,700                                         64
   @o Chico's FAS, Inc.    6,650                                             350
    o The Children's Place Retail Stores, Inc.    1,800                       68
      Christopher & Banks Corp.    2,650                                      47
      Circuit City Stores, Inc.    16,500                                    236
      Claire's Stores, Inc.    16,000                                        330
    o Coldwater Creek, Inc.    6,112                                         167
      Costco Wholesale Corp.    38,600                                     1,825
      CVS Corp.    33,500                                                  1,553
      DEB Shops, Inc.    1,600                                                44
      Dillards, Inc., Class A    5,500                                       144
      Dollar General Corp.    27,775                                         561
   @o Dollar Tree Stores, Inc.    8,650                                      236
    o The Dress Barn, Inc.    5,500                                          105
    o Duckwall-ALCO Stores, Inc.    1,800                                     33
      Family Dollar Stores, Inc.    10,200                                   341
      Federated Department Stores, Inc.    22,400                          1,272
      The Finish Line, Class A    3,600                                       73
      Foot Locker, Inc.    14,100                                            380
    o Footstar, Inc.    600                                                    3
      Fred's, Inc.    3,262                                                   54
      Friedman's, Inc., Class A    6,500                                       8
    o GameStop Corp., Class A    500                                          10
    @ The Gap, Inc.    73,900                                              1,627
    o Genesco, Inc.    4,300                                                 124
      Goody's Family Clothing, Inc.    5,000                                  47
    o Great Atlantic & Pacific Tea Co.    2,200                               20
    o Guitar Center, Inc.    1,700                                            97
      Home Depot, Inc.    187,000                                          7,716
    o HOT Topic, Inc.    6,300                                               122
    o Insight Enterprises, Inc.    4,650                                      90
      J.C. Penney Co., Inc. Holding Co.    22,400                            957
    o Jo-Ann Stores, Inc.    3,795                                           104
   @o Kmart Holding Corp.    3,000                                           283
    o Kohl's Corp.    25,800                                               1,213
    o Kroger Co.    60,800                                                 1,040
      Limitedbrands    36,820                                                873
    o Linens 'N Things, Inc.    4,300                                        111
      Longs Drug Stores Corp.    3,300                                        87
      Lowe's Cos., Inc.    63,700                                          3,630
      The May Department Stores Co.    24,000                                814
    o The Men's Wearhouse, Inc.    2,400                                      80
      Michaels Stores, Inc.    9,800                                         301
    @ The Neiman Marcus Group, Inc., Class A    2,700                        181
    o Nobel Learning Communities, Inc.    500                                  4
      Nordstrom, Inc.    10,300                                              497
    o O'Reilly Automotive, Inc.    2,200                                     101
    o Office Depot, Inc.    26,000                                           450
    @ OfficeMax, Inc.    6,400                                               189
      Pacific Sunwear of California    9,975                                 244
    o Party City Corp.    3,800                                               49
    o Pathmark Stores, Inc.    3,900                                          18
    o Payless Shoesource, Inc.    5,906                                       70
    o PC Connection, Inc.    3,000                                            24

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ Pep Boys-Manny, Moe & Jack    2,500                                     43
    o Petco Animal Supplies, Inc.    5,000                                   190
      PETsMART, Inc.    11,100                                               336
      Pier 1 Imports, Inc.    3,900                                           69
    o Pricesmart, Inc.    500                                                  4
      RadioShack Corp.    14,100                                             467
    o Rent-A-Center, Inc.    5,250                                           129
    o Retail Ventures, Inc.    700                                             5
    o Rite Aid Corp.    40,400                                               143
      Ross Stores, Inc.    13,400                                            383
      Ruddick Corp.    3,100                                                  65
   @o Safeway, Inc.    33,400                                                630
      Saks, Inc.    16,900                                                   240
    o School Specialty, Inc.    1,600                                         62
    @ Sears, Roebuck & Co.    18,700                                         940
    o Shoe Carnival, Inc.    1,200                                            15
    o ShopKo Stores, Inc.    3,400                                            61
    > Spiegel, Inc., Class A    5,000                                         --
      Staples, Inc.    41,200                                              1,349
    o Stein Mart, Inc.    3,800                                               75
      Talbots, Inc.    5,700                                                 154
      Target Corp.    74,600                                               3,787
    @ Tiffany & Co.    11,500                                                361
      TJX Cos., Inc.    40,400                                             1,012
    o Too, Inc.    1,742                                                      47
    o Toys 'R' Us, Inc.    18,300                                            393
    o Tractor Supply Co.    4,000                                            143
    o Tuesday Morning Corp.    2,500                                          72
      Unifirst Corp.    3,900                                                152
   @o United Stationers, Inc.    2,900                                       126
    o Urban Outfitters, Inc.    6,400                                        269
 =(5) Wal-Mart Stores, Inc.    350,100                                    18,345
      Walgreen Co.    84,400                                               3,596
      Weis Markets, Inc.    1,700                                             65
    o Whitehall Jewellers, Inc.    1,800                                      13
    @ Whole Foods Market, Inc.    6,100                                      545
   @o Williams-Sonoma, Inc.    9,200                                         318
    o Winmark Corp.    1,200                                                  30
    @ Winn-Dixie Stores, Inc.    16,800                                       61
    o Zale Corp.    5,020                                                    133
                                                                     -----------
                                                                          72,308
      STEEL  0.2%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.    7,027                                        102
    @ Allegheny Technologies, Inc.    7,700                                  185
      Ampco-Pittsburgh Corp.    2,800                                         38
      Carpenter Technology Corp.    2,500                                    153
    o International Steel Group, Inc.    7,900                               318
    @ Nucor Corp.    13,500                                                  758
      Quanex Corp.    3,750                                                  198
      Roanoke Electric Steel Corp.    800                                     16
      Ryerson Tull, Inc.    1,600                                             21
      Schnitzer Steel Industries, Inc., Class A    1,650                      57
    @ Steel Dynamics, Inc.    3,500                                          132
      Steel Technologies, Inc.    3,700                                      109
      United States Steel Corp.    9,900                                     513
      Worthington Industries, Inc.    7,200                                  147
                                                                     -----------
                                                                           2,747
      TELEPHONE  3.0%
      --------------------------------------------------------------------------
    @ Adtran, Inc.    7,000                                                  125
   @o Alamosa Holdings, Inc.    8,000                                        102
    o Alaska Communications Systems Group, Inc.    2,700                      24
    @ Alltel Corp.    26,435                                               1,455
      Applied Signal Technology, Inc.    2,100                                62
      AT&T Corp.    66,447                                                 1,275
    o AT&T Latin America Corp., Class A    2,100                              --
      Atlantic Tele-Network, Inc.    1,300                                    42
    o Avaya, Inc.    37,885                                                  544
      BellSouth Corp.    160,887                                           4,222
    o Carrier Access Corp.    2,500                                           18
    o Centennial Communications Corp.    8,000                                70
      CenturyTel, Inc.    10,500                                             342
    o Cincinnati Bell, Inc.    18,568                                         79
    @ Citizens Communications Co.    24,900                                  336
    o Commonwealth Telephone Enterprises, Inc.    9,400                      450
    o Copper Mountain Networks, Inc.    5,200                                  5
    o Covad Communications Group, Inc.    7,000                               12
    o Crown Castle International Corp.    20,900                             343
      CT Communications, Inc.    4,500                                        52
   >o CTC Communications Group, Inc.    1,550                                 --
      D&E Communications, Inc.    4,000                                       47
    o Ditech Communications Corp.    4,100                                    54
    o Equinix, Inc.    2,565                                                 108
    o Extreme Networks, Inc.    4,500                                         29
    o Finisar Corp.    7,900                                                  14
   @o Global Crossing Ltd.    2,500                                           59
      Hickory Tech Corp.    6,100                                             67
    o ID Systems, Inc.    3,000                                               43
    o IDT Corp., Class B    7,600                                            111
      Inter-Tel, Inc.    6,000                                               159
    o Interdigital Communications Corp.    4,500                              80
    o j2 Global Communications, Inc.    2,000                                 65
   @o Level 3 Communications, Inc.    53,000                                 145
    o Liberty Media Corp., Class A    223,239                              2,331
    o MCI, Inc.    26,300                                                    507
  @>o McLeodUSA, Inc., Class A Escrow    21,892                               --
    o Net2Phone, Inc.    1,600                                                 4

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Nextel Communications, Inc., Class A    88,900                       2,551
    o Nextel Partners, Inc., Class A    15,200                               302
      North Pittsburgh Systems, Inc.    3,500                                 84
    o Novatel Wireless, Inc.    160                                            2
    o NTL, Inc.    6,000                                                     408
      NWH, Inc.    2,500                                                      35
   @o Pegasus Communications Corp., Class A    6,320                          75
    o Price Communications Corp.    4,047                                     70
    o Primus Telecommunications Group, Inc.    7,500                          17
    o Qwest Communications International, Inc.    118,337                    497
   >o RCN Corp.    2,300                                                      --
      SBC Communications, Inc.    281,016                                  6,677
   @o Sonus Networks, Inc.    19,400                                         119
    o Spectrasite, Inc.    4,000                                             234
    o Sprint Corp. (FON Group)    116,750                                  2,782
      Sunrise Telecom, Inc.    2,000                                           6
    o Talk America Holdings, Inc.    5,000                                    33
      Telephone & Data Systems, Inc.    4,300                                354
    o Time Warner Telecom, Inc., Class A    4,500                             16
    o U.S. Cellular Corp.    6,100                                           274
    o U.S. Wireless Corp.    400                                              --
    o Ubiquitel, Inc.    10,000                                               70
    o Ulticom, Inc.    4,800                                                  66
    o Utstarcom, Inc.    1,200                                                20
      Verizon Communications, Inc.    232,468                              8,274
      Warwick Valley Telephone Co.    2,100                                   48
                                                                     -----------
                                                                          36,395
      TOBACCO  1.0%
      --------------------------------------------------------------------------
      Altria Group, Inc.    168,800                                       10,775
    o M&F Worldwide Corp.    1,200                                            17
    @ Reynolds American, Inc.    11,332                                      911
      Schweitzer-Mauduit International, Inc.    5,800                        195
    o Universal Corp.    1,800                                                85
      UST, Inc.    12,700                                                    643
      Vector Group Ltd.    3,388                                              55
                                                                     -----------
                                                                          12,681
      TRAVEL & RECREATION  1.0%
      --------------------------------------------------------------------------
   @o Alliance Gaming Corp.    3,000                                          30
      Ambassadors Group, Inc.    1,700                                        58
    o Amerco, Inc.    900                                                     41
      Ameristar Casinos, Inc.    1,700                                        74
    o Argosy Gaming Co.    1,600                                              74
    o Aztar Corp.    1,900                                                    61
    o Bally Total Fitness Holding Corp.    6,500                              26
      Brunswick Corp.    13,900                                              641
    o Caesars Entertainment, Inc.    24,300                                  470
      Callaway Golf Co.    5,600                                              75
    @ Carnival Corp.    50,000                                             2,880
      Cedar Fair L.P.    5,300                                               169
      Central Parking Corp.    1,600                                          23
      Choice Hotels International, Inc.    3,400                             197
   @o Dick's Sporting Goods, Inc.    1,000                                    34
    o Dollar Thrifty Automotive Group, Inc.    3,500                         109
      Dover Downs Gaming & Entertainment, Inc.    1,480                       20
   @o Empire Resorts, Inc.    500                                              5
    @ Harrah's Entertainment, Inc.    9,900                                  626
      Hilton Hotels Corp.    32,926                                          733
    o Interstate Hotels & Resorts, Inc.    82                                 --
    o K2, Inc.    1,700                                                       24
    o Laidlaw International, Inc.    8,200                                   179
    o Lakes Entertainment, Inc.    1,800                                      26
    @ Mandalay Resort Group    6,600                                         466
      The Marcus Corp.    4,600                                              115
      Marine Products Corp.    270                                             7
      Marriott International, Inc., Class A    18,700                      1,182
    o MGM Mirage    12,300                                                   883
    o MTR Gaming Group, Inc.    2,300                                         27
   @o Multimedia Games, Inc.    1,500                                         13
    o Navigant International, Inc.    4,300                                   56
    o Rent-Way, Inc.    3,200                                                 27
      Royal Caribbean Cruises Ltd.    16,500                                 875
    o Scientific Games Corp., Class A    6,500                               167
   @o Shuffle Master, Inc.    2,812                                           82
    o Six Flags, Inc.    7,500                                                32
      Speedway Motorsports, Inc.    4,800                                    186
    o The Sports Authority, Inc.    370                                        9
      Starwood Hotels & Resorts Worldwide, Inc.    17,730                  1,026
      Station Casinos, Inc.    4,650                                         286
    o Stellent, Inc.    1,100                                                  9
    o Vail Resorts, Inc.    3,800                                             91
    o WMS Industries, Inc.    1,500                                           47
                                                                     -----------
                                                                          12,161
      TRUCKING & FREIGHT  0.4%
      --------------------------------------------------------------------------
      Arkansas Best Corp.    1,100                                            44
      BancTrust Financial Group, Inc.    1,100                                24
      C.H. Robinson Worldwide, Inc.    7,500                                 386

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      CNF, Inc.    4,500                                                     211
      Expeditors International Washington, Inc.    8,100                     455
    o Forward Air Corp.    3,600                                             153
      Heartland Express, Inc.    6,706                                       142
      J.B. Hunt Transport Services, Inc.    6,500                            287
    o Knight Transportation, Inc.    2,700                                    66
    o Landstar Systems, Inc.    15,200                                       529
    o Old Dominion Freight Line    2,700                                      96
      Overnite Corp.    2,500                                                 77
      Paccar, Inc.    14,100                                                 996
    o Pacer International, Inc.    2,800                                      55
      Ryder Systems, Inc.    6,400                                           292
    o Swift Transportation Co., Inc.    5,970                                133
      USF Corp.    1,300                                                      43
   @o Wabash National Corp.    2,500                                          64
      Werner Enterprises, Inc.    5,832                                      124
    o Yellow Roadway Corp.    4,594                                          260
                                                                     -----------
                                                                           4,437
      UTILITIES: ELECTRIC & GAS  3.2%
      --------------------------------------------------------------------------
    o The AES Corp.    52,596                                                739
      AGL Resources, Inc.    4,300                                           149
    o Allegheny Energy, Inc.    10,500                                       203
      Allete, Inc.    2,733                                                  113
      Alliant Energy Corp.    9,300                                          256
    @ Ameren Corp.    15,100                                                 757
      American Electric Power Co., Inc.    33,820                          1,192
      American States Water Co.    950                                        25
      Aqua America, Inc.    3,671                                             88
    @ Atmos Energy Corp.    6,700                                            186
      Avista Corp.    3,800                                                   67
    o BayCorp Holdings Ltd.    6                                              --
      Black Hills Corp.    1,400                                              42
    o Calpine Corp.    12,300                                                 41
      Cascade Natural Gas Corp.    3,500                                      71
    @ Centerpoint Energy, Inc.    26,100                                     294
      Central Vermont Public Service Corp.    2,700                           62
      CH Energy Group, Inc.    1,900                                          90
      Cinergy Corp.    15,100                                                608
      Cleco Corp.    3,400                                                    67
   @o CMS Energy Corp.    5,000                                               53
    @ Consolidated Edison, Inc.    17,000                                    746
      Constellation Energy Group, Inc.    16,800                             840
    o Distributed Energy Systems Corp.    1,400                                5
      Dominion Resources, Inc.    26,610                                   1,846
      DPL, Inc.    11,452                                                    298
      DTE Energy Co.    13,801                                               605
      Duke Energy Corp.    76,800                                          2,057
    @ Duquesne Light Holdings, Inc.    6,100                                 113
      Edison International    49,200                                       1,597
    o El Paso Corp.    51,387                                                559
    o El Paso Electric Co.    2,800                                           54
      Energen Corp.    2,600                                                 152
      Energy East Corp.    12,214                                            320
      Entergy Corp.    18,200                                              1,265
      Equitable Resources, Inc.    4,400                                     251
      Exelon Corp.    54,474                                               2,410
      FirstEnergy Corp.    28,217                                          1,122
      Florida Public Utilities Co.    1,066                                   19
      FPL Group, Inc.    14,700                                            1,127
    @ Great Plains Energy, Inc.    9,000                                     273
      Green Mountain Power Corp.    3,800                                    110
      Hawaiian Electric Industries, Inc.    7,700                            224
      Idacorp, Inc.    4,200                                                 127
      KeySpan Corp.    13,400                                                529
      Kinder Morgan, Inc.    10,700                                          803
      The Laclede Group, Inc.    3,300                                       100
      MDU Resources Group, Inc.    10,950                                    293
      MGE Energy, Inc.    400                                                 14
      National Fuel Gas Co.    5,800                                         164
      New Jersey Resources Corp.    1,650                                     72
      Nicor, Inc.    3,000                                                   111
      NiSource, Inc.    22,864                                               524
      Northeast Utilities, Inc.    10,124                                    189
      Northwest Natural Gas Co.    2,700                                      92
    o NRG Energy, Inc.    9,000                                              315
      NSTAR    3,867                                                         218
      OGE Energy Corp.    6,500                                              170
      Oneok, Inc.    7,400                                                   205
      Otter Tail Corp.    1,100                                               27
      Peoples Energy Corp.    3,200                                          137
      Pepco Holdings, Inc.    14,000                                         306
    o PG&E Corp.    34,900                                                 1,221
      Piedmont Natural Gas Co.    3,200                                       74
      Pinnacle West Capital Corp.    6,800                                   284
      PNM Resources, Inc.    5,500                                           139
      PPL Corp.    15,000                                                    810
    @ Progress Energy, Inc.    21,159                                        936
      Public Service Enterprise Group, Inc.    19,000                      1,002
      Puget Energy, Inc.    7,500                                            180
      Questar Corp.    8,100                                                 411
      SCANA Corp.    7,905                                                   309
    @ Sempra Energy    19,175                                                714
    o Sierra Pacific Resources    4,476                                       44
    @ The Southern Co.    60,900                                           2,057
    o Southern Union Co.    5,785                                            135
      Southwest Gas Corp.    3,600                                            91

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ TECO Energy, Inc.    5,600                                              90
      TXU Corp.    26,400                                                  1,827
      UGI Corp.    4,100                                                     171
      UIL Holdings Corp.    5,400                                            266
      Unisource Energy Corp.    3,800                                        116
      Vectren Corp.    5,766                                                 159
    o Veritas DGC, Inc.    3,000                                              75
      Westar Energy, Inc.    8,200                                           191
      WGL Holdings, Inc.    3,000                                             91
      Williams Cos., Inc.    42,360                                          712
      Wisconsin Energy Corp.    11,400                                       390
      WPS Resources Corp.    2,400                                           123
      Xcel Energy, Inc.    34,195                                            622
                                                                     -----------
                                                                          38,732
      PREFERRED STOCK  0.0% of net assets

      REAL PROPERTY  0.0%
      --------------------------------------------------------------------------
      Commercial Net Lease Realty    147                                       4
      Simon Property Group LP    1,200                                        68
                                                                     -----------
                                                                              72
      WARRANTS  0.0% of net assets

      AIR TRANSPORTATION  0.0%
      --------------------------------------------------------------------------
    o Timco Aviation Services expires 02/28/07    160                         --

      BUSINESS MACHINES & SOFTWARE  0.0%
      --------------------------------------------------------------------------
    o MicroStrategy, Inc. expires 06/24/04    57                              --

      BUSINESS SERVICES  0.0%
      --------------------------------------------------------------------------
    o Redback Networks, Inc. expires 01/02/11    81                            1
    o Redback Networks, Inc. expires 01/02/11    85                           --
                                                                     -----------
                                                                               1
      ELECTRONICS  0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc. expires 12/10/07    10,245                    12
   >o Pinnacle Holdings, Inc. expires 11/13/07    9                           --
                                                                     -----------
                                                                              12

      HEALTHCARE / DRUGS & MEDICINE  0.0%
      --------------------------------------------------------------------------
    o Magellan Health Services, Inc. expires 01/05/11    7                    --

      NON-FERROUS METALS  0.0%
      --------------------------------------------------------------------------
    o Metals USA, Inc. expires 10/31/07    97                                 --

      RIGHTS  0.0% of net assets

      BUSINESS MACHINES & SOFTWARE  0.0%
      --------------------------------------------------------------------------
    o Comdisco Holding Co.    4,700                                            2

      BUSINESS SERVICES  0.0%
      --------------------------------------------------------------------------
    o Information Resources, Inc.    2,500                                     2

      HEALTHCARE / DRUGS & MEDICINE  0.0%
      --------------------------------------------------------------------------
    o OSI Pharmaceuticals, Inc. expires 01/18/05    1,640                     --
    o Virologic, Inc. expires    4,080                                         1
                                                                     -----------
                                                                               1

      SHORT-TERM INVESTMENT  0.2% of net assets
      Provident Institutional TempFund    2,711,888                        2,712

      SECURITY                                          FACE AMOUNT     VALUE
       RATE, MATURITY DATE                              ($ X 1,000)  ($ X 1,000)
      U.S. TREASURY OBLIGATION  0.0% of net assets
    = U.S. Treasury Bill
             2.13%, 03/17/05                                    435          434

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $1,085,318, and the unrealized gains and losses were $277,311 and $(167,512), respectively.

The fund's portfolio holdings include $93,725 of securities on loan.

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

      SECURITY                                          FACE AMOUNT     VALUE
       RATE, MATURITY DATE                              ($ X 1,000)  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      8.0% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  1.7%
      --------------------------------------------------------------------------
      Bank of America
             2.30%, 02/01/05                                  1,895        1,895
      Concord Imperial Bank Corp.
             1.72%, 05/25/05                                  1,671        1,671
      Fortis Bank
             2.06%, 06/08/05                                  3,226        3,226
      Fortis Bank NY
             1.78%, 06/06/05                                    664          664
      Skandinav Enskilda Bank
             2.47%, 02/17/05                                 11,113       11,112
      Societe Generale
             2.41%, 02/14/05                                  1,492        1,492
                                                                     -----------
                                                                          20,060
      SHORT-TERM INVESTMENTS  0.8%
      --------------------------------------------------------------------------
      ABN Amro Bank, Time Deposit
             2.50%, 02/01/05                                  4,113        4,113
      Chase Manhattan Bank, Time Deposit
             2.50%, 02/01/05                                  5,619        5,619
                                                                     -----------
                                                                           9,732

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OTHER INVESTMENT COMPANIES  5.5%
      --------------------------------------------------------------------------
      Institutional Money Market Trust    66,005,984                      66,006

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                   NUMBER
                                     OF             CONTRACT          UNREALIZED
                                  CONTRACTS          VALUE               LOSS
      FUTURES  CONTRACTS
      Russell 2000 Index,
      Long Expires 03/18/05           4              1,251               (32)
      S&P 500 Index,
      Long Expires 03/18/05           6              1,773               (28)
                                                                      ----------
                                                                         (60)

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL INDEX FUND(R)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 *  American Depositary Receipt

 @  All or a portion of this security is on loan

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                     ($x1,000)     ($x1,000)
--------------------------------------------------------------------------------
 99.4% FOREIGN COMMON STOCK                              1,008,031    1,328,513
  0.6% SHORT-TERM INVESTMENT                                 7,860        7,860
  0.1% FOREIGN PREFERRED STOCK                                 766        1,085
  0.0% WARRANTS                                                200           --
--------------------------------------------------------------------------------
100.1% TOTAL INVESTMENTS                                 1,016,857    1,337,458
  6.2% COLLATERAL INVESTED FOR
       SECURITIES ON LOAN                                   83,448       83,448
(6.3)% OTHER ASSETS AND
       LIABILITIES, NET                                                 (84,416)
--------------------------------------------------------------------------------
100.0% TOTAL NET ASSETS                                               1,336,490

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      FOREIGN COMMON STOCK  99.4% of net assets

      AUSTRALIA  4.4%
      --------------------------------------------------------------------------
      AMP Ltd.    334,425                                                  1,977
      Australia & New Zealand Banking Group Ltd.    321,102                5,124
      BHP Billiton Ltd.    639,314                                         8,061
      Coles Myer Ltd.    193,940                                           1,395
      Commonwealth Bank of Australia    221,388                            5,751
      Foster's Group Ltd.    374,154                                       1,511
      Insurance Australia Group Ltd.    299,917                            1,511
      Macquarie Bank Ltd.    41,612                                        1,575
      Macquarie Infrastructure Group    386,221                            1,140
      National Australia Bank Ltd.    288,234                              6,585
    @ QBE Insurance Group Ltd.    125,449                                  1,482
    @ Rio Tinto Ltd.    60,818                                             2,022
      St. George Bank Ltd.    92,734                                       1,776
      Suncorp-Metway Ltd.    94,261                                        1,362
      Telstra Corp. Ltd.    1,070,140                                      4,097
      Wesfarmers Ltd.    68,881                                            2,098
    o Westfield Group    272,373                                           3,597
      Westpac Banking Corp.    334,397                                     4,975
      Woodside Petroleum Ltd.    81,387                                    1,302
      Woolworths Ltd.    186,347                                           2,107
                                                                     -----------
                                                                          59,448
      BELGIUM  0.9%
      --------------------------------------------------------------------------
    @ Dexia    114,121                                                     2,550
      Electrabel SA    4,910                                               2,163
      Fortis    217,864                                                    5,879
      Solvay SA    11,315                                                  1,213
                                                                     -----------
                                                                          11,805
      CANADA  6.0%
      --------------------------------------------------------------------------
    @ Alcan, Inc.    62,405                                                2,489
      Bank of Montreal    87,288                                           3,889
    @ Bank of Nova Scotia    180,984                                       5,762
      Barrick Gold Corp.    92,119                                         2,012
    @ BCE, Inc.    166,296                                                 3,966
    @ Brascan Corp.    42,775                                              1,456
    @ Canadian Imperial Bank of Commerce    61,163                         3,374
      Canadian National Railway Co.    51,520                              3,060
      Canadian Natural Resources Ltd.    47,454                            2,094
    @ Enbridge, Inc.    29,990                                             1,521
      EnCana Corp.    85,217                                               5,038
      Imperial Oil Ltd.    17,349                                          1,074
      Inco Ltd.    37,300                                                  1,233
      Loblaw Cos. Ltd.    21,098                                           1,252
    @ Magna International, Inc., Class A    16,447                         1,251
    @ Manulife Financial Corp.    143,695                                  6,321
    @ National Bank of Canada    32,393                                    1,284
      Nortel Networks Corp.    784,900                                     2,568
    o Novelis, Inc.    1                                                      --
      Petro-Canada    43,200                                               2,228
    @ Placer Dome, Inc.    83,200                                          1,415
      Potash Corp. Saskatchewan    19,697                                  1,599
      Power Corp. of Canada    59,004                                      1,460
    @ Power Financial Corp.    45,375                                      1,170
    @ Royal Bank of Canada    116,611                                      5,930
    @ Sun Life Financial Services of Canada, Inc.    104,587               3,384
      Suncor Energy, Inc.    81,600                                        2,612

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Talisman Energy, Inc.    70,312                                      2,097
    @ Thomson Corp.    40,000                                              1,359
      Toronto-Dominion Bank    117,940                                     4,577
    @ TransCanada Corp.    94,561                                          2,271
                                                                     -----------
                                                                          79,746
      DENMARK  0.7%
      --------------------------------------------------------------------------
      AP Moller-Maersk A/S    202                                          1,656
      AP Moller-Maersk A/S    178                                          1,447
      Danske Bank A/S    87,562                                            2,558
      Novo-Nordisk A/S, Class B    46,150                                  2,457
      TDC A/S    23,628                                                      981
                                                                     -----------
                                                                           9,099
      FRANCE  10.7%
      --------------------------------------------------------------------------
      Accor SA    37,106                                                   1,623
      Air Liquide SA    20,461                                             3,518
    o Alcatel SA, Class A    233,944                                       3,358
      Arcelor SA    107,796                                                2,406
      AXA    280,494                                                       6,808
      BNP Paribas    148,222                                              10,694
      Bouygues    38,132                                                   1,494
      Carrefour SA    108,880                                              5,613
      Cie Generale D'Optique Essilor International SA    19,882            1,413
      Compagnie de Saint-Gobain    57,691                                  3,562
      Credit Agricole SA    122,995                                        3,664
      France Telecom SA    253,842                                         7,965
    o Groupe Danone    44,351                                              4,134
      L'Oreal SA    56,322                                                 4,218
      Lafarge SA    30,598                                                 3,155
      Lagardere S.C.A.    22,248                                           1,679
      LVMH Moet-Hennessy Louis Vuitton SA    44,980                        3,125
      Michelin (C.G.D.E.), Class B    25,956                               1,679
      Pernod-Ricard    9,539                                               1,350
      Peugeot SA    32,613                                                 2,029
      Pinault-Printemps-Redoute SA    12,173                               1,283
      Renault SA    34,255                                                 2,800
      Sanofi-Aventis    173,827                                           12,972
      Schneider Electric SA    40,373                                      3,084
      Societe Generale, Class A    72,960                                  7,266
      STMicroelectronics NV    108,291                                     1,807
      Suez SA    167,555                                                   4,508
  (4) Total SA    112,913                                                 24,212
      Veolia Environnement    47,306                                       1,691
      Vinci SA    13,931                                                   1,998
   @o Vivendi Universal SA    192,671                                      6,096
    * Vivendi Universal SA    54,392                                       1,721
                                                                     -----------
                                                                         142,925
      GERMANY  7.4%
      --------------------------------------------------------------------------
      Adidas-Salomon AG    8,093                                           1,212
      Allianz AG    61,988                                                 7,349
      BASF AG    98,512                                                    6,728
      Bayer AG    122,806                                                  3,904
    o Bayerische Hypo-und Vereinsbank AG    92,068                         2,025
    o Bayerische Motoren Werke AG    50,849                                2,132
   @o Commerzbank AG    79,604                                             1,694
      Continental AG    26,167                                             1,816
      DaimlerChrysler AG    161,804                                        7,357
      Deutsche Bank AG    97,835                                           8,322
      Deutsche Boerse AG    19,400                                         1,206
      Deutsche Post AG    75,227                                           1,752
    o Deutsche Telekom AG    428,462                                       9,260
      E.ON AG    116,117                                                  10,402
    o Infineon Technologies AG    123,500                                  1,146
    o Lanxess    12,281                                                      238
      Linde AG    14,312                                                     908
      Metro AG    25,777                                                   1,347
      Muenchener Rueckversicherungs AG    30,394                           3,474
      RWE AG    69,676                                                     4,017
      SAP AG    38,035                                                     5,914
      Schering AG    33,246                                                2,249
    @ Siemens AG    148,778                                               11,799
      ThyssenKrupp AG    55,728                                            1,191
      Volkswagen AG    40,893                                              1,962
                                                                     -----------
                                                                          99,404
      HONG KONG / CHINA  1.2%
      --------------------------------------------------------------------------
      Cheung Kong Holdings Ltd.    280,240                                 2,569
      CLP Holdings Ltd.    340,080                                         1,932
      Hang Seng Bank Ltd.    141,836                                       1,918
      Hong Kong & China Gas Co.    718,400                                 1,492
      HongKong Electric Holdings    188,756                                  842
      Hutchison Whampoa Ltd.    394,370                                    3,590
      Sun Hung Kai Properties Ltd.    247,604                              2,294
      Swire Pacific Ltd., Class A    167,890                               1,318
                                                                     -----------
                                                                          15,955
      IRELAND  0.1%
      --------------------------------------------------------------------------
      Depfa Bank PLC    63,448                                             1,121

      ITALY  4.1%
      --------------------------------------------------------------------------
      Alleanza Assicurazioni SPA    87,330                                 1,182
      Assicurazioni Generali SPA    200,626                                6,640
      Banca Intesa SPA    792,620                                          3,681
      Banco Popolare di Verona e Novara    66,166                          1,271

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Capitalia SPA    324,968                                             1,470
      Enel SPA    611,906                                                  5,751
      ENI-Ente Nazionale Idrocarburi SPA    483,253                       11,742
      Mediaset SPA    110,368                                              1,538
    @ Mediobanca SPA    83,733                                             1,422
      Riunione Adriatica di Sicurta SPA    52,500                          1,187
      Sanpaolo IMI SPA    230,234                                          3,211
      Telecom Italia RNC SPA    1,076,571                                  3,452
      Telecom Italia SPA    1,375,038                                      5,449
    @ TIM SPA    401,258                                                   2,793
      UniCredito Italiano SPA    824,349                                   4,535
                                                                     -----------
                                                                          55,324
      JAPAN  17.7%
      --------------------------------------------------------------------------
      Aeon Co. Ltd.    117,000                                             1,968
      Ajinomoto Co., Inc.    111,000                                       1,345
      Asahi Glass Co. Ltd.    146,000                                      1,541
      Asahi Kasei Corp.    250,000                                         1,237
      Bridgestone Corp.    116,657                                         2,295
      Canon, Inc.    139,395                                               7,276
      Central Japan Railway Co.    120                                       973
      Chubu Electric Power Co., Inc.    122,100                            2,892
      Dai Nippon Printing Co. Ltd.    117,000                              1,848
      Daiwa Securities Group, Inc.    225,045                              1,527
      Denso Corp.    92,000                                                2,392
      East Japan Railway Co.    621                                        3,355
      Eisai Co. Ltd.    37,000                                             1,202
      Fanuc Ltd.    32,300                                                 2,182
      Fuji Photo Film Co. Ltd.    86,811                                   3,122
      Fujisawa Pharmaceutical Co. Ltd.    47,000                           1,213
      Fujitsu Ltd.    326,000                                              1,897
      Hitachi Ltd.    505,079                                              3,359
      Honda Motor Co. Ltd.    141,539                                      7,429
      Hoya Corp.    19,907                                                 2,053
      Ito-Yokado Co. Ltd.    63,503                                        2,547
      Itochu Corp.    273,000                                              1,293
      Japan Tobacco, Inc.    126                                           1,340
      JFE Holdings, Inc.    94,000                                         2,603
      The Kansai Electric Power Co.    130,000                             2,526
      Kao Corp.    101,619                                                 2,367
      KDDI Corp.    401                                                    2,053
      Keyence Corp.    5,900                                               1,356
      Kintetsu Corp.    305,830                                            1,011
      Kirin Brewery Co. Ltd.    127,000                                    1,287
      Komatsu Ltd.    166,609                                              1,238
      Konica Minolta Holdings, Inc.    81,000                              1,018
      Kyocera Corp.    31,500                                              2,271
      Kyushu Electric Power Co.    73,493                                  1,456
      Matsushita Electric Industrial Co. Ltd.    403,912                   6,001
      Millea Holdings, Inc.    272                                         3,760
      Mitsubishi Corp.    198,000                                          2,327
      Mitsubishi Electric Corp.    303,000                                 1,494
      Mitsubishi Estate Co. Ltd.    173,502                                2,195
      Mitsubishi Heavy Industries Ltd.    565,000                          1,535
      Mitsubishi Tokyo Financial Group, Inc.    687                        6,488
      Mitsui & Co. Ltd.    239,000                                         2,220
      Mitsui Fudosan Co. Ltd.    125,777                                   1,566
      Mitsui Sumitomo Insurance Co. Ltd.    225,875                        1,985
      Mizuho Financial Group, Inc.    1,295                                6,246
      Murata Manufacturing Co. Ltd.    40,574                              2,122
      NEC Corp.    269,000                                                 1,544
      Nikko Cordial Corp.    240,000                                       1,134
      Nintendo Co. Ltd.    18,239                                          2,070
      Nippon Oil Corp.    250,000                                          1,716
      Nippon Steel Corp.    1,020,000                                      2,485
      Nippon Telegraph & Telephone Corp.    1,667                          7,041
      Nissan Motor Co. Ltd.    387,196                                     4,098
      Nitto Denko Corp.    28,000                                          1,491
      Nomura Holdings, Inc.    345,000                                     4,539
      NTT DoCoMo, Inc.    3,141                                            5,465
      Omron Corp.    43,000                                                1,039
      Osaka Gas Co. Ltd.    394,000                                        1,192
    o Resona Holdings, Inc.    1,883,903                                   3,842
      Ricoh Co. Ltd.    118,000                                            2,086
      Rohm Co. Ltd.    19,112                                              1,742
      Sankyo Co. Ltd.    59,000                                            1,315
      Sanyo Electric Co. Ltd.    258,655                                     835
      Secom Co. Ltd.    38,500                                             1,533
      Sekisui House Ltd.    94,000                                         1,090
    @ Seven-Eleven Japan Co. Ltd.    71,000                                2,155
      Sharp Corp.    172,785                                               2,651
      Shin-Etsu Chemical Co. Ltd.    64,280                                2,547
      SMC Corp.    11,000                                                  1,287
    @ Softbank Corp.    41,000                                             1,942
      Sompo Japan Insurance, Inc.    140,920                               1,384
      Sony Corp.    168,500                                                6,254
      Sumitomo Corp.    188,000                                            1,614
      Sumitomo Electric Industries Ltd.    131,000                         1,433
    @ Sumitomo Mitsui Financial Group, Inc.    638                         4,477
      The Sumitomo Trust & Banking Co. Ltd.    130,950                       890
      Suzuki Motor Corp.    66,294                                         1,214
      Takeda Pharmaceutical Co. Ltd.    141,200                            6,715
      TDK Corp.    22,000                                                  1,531
      Tohoku Electric Power Co.    83,700                                  1,490
      The Tokyo Electric Power Co., Inc.    211,890                        5,059

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Tokyo Electron Ltd.    28,000                                        1,635
    @ Tokyo Gas Co. Ltd.    463,201                                        1,916
      Toppan Printing Co. Ltd.    104,653                                  1,123
      Toshiba Corp.    524,178                                             2,123
  (9) Toyota Motor Corp.    476,703                                       18,570
    o UFJ Holdings, Inc.    486                                            2,905
      West Japan Railway Co.    225                                          890
    o Yahoo! Japan Corp.    230                                            1,167
      Yamanouchi Pharmaceutical Co. Ltd.    59,000                         2,150
      Yamato Transport Co. Ltd.    78,000                                  1,169
                                                                     -----------
                                                                         235,959
      NETHERLANDS  5.7%
      --------------------------------------------------------------------------
      ABN Amro Holdings NV    306,202                                      8,286
      Aegon NV    246,696                                                  3,345
      Akzo Nobel NV    51,942                                              2,169
   @o ASML Holding NV    93,364                                            1,525
    @ European Aeronautic Defense & Space Co.    45,714                    1,397
      Heineken NV    43,627                                                1,493
      ING Groep NV    387,754                                             11,161
    o Koninklijke Ahold NV    279,023                                      2,302
      Koninklijke Philips Electronics NV    249,213                        6,517
      Reed Elsevier NV    117,871                                          1,590
  (6) Royal Dutch Petroleum Co.    375,998                                21,835
      Royal KPN NV    360,914                                              3,467
      TPG NV    67,143                                                     1,842
      Unilever NV    107,270                                               6,992
      VNU NV    47,654                                                     1,392
      Wolters Kluwer NV    55,267                                            996
                                                                     -----------
                                                                          76,309
      SPAIN  4.4%
      --------------------------------------------------------------------------
    @ ACS Actividades Cons y Serv    44,790                                1,123
      Altadis SA    49,394                                                 2,156
      Banco Bilbao Vizcaya Argentaria SA    587,573                        9,896
      Banco Popular Espanol    29,001                                      1,924
   @o Banco Sabadell SA    46,907                                          1,197
    @ Banco Santander Central Hispano SA    1,114,188                     13,231
      Endesa SA    173,742                                                 3,957
      Iberdrola SA    142,297                                              3,524
      Inditex SA    41,211                                                 1,167
      Repsol YPF SA    171,807                                             4,389
      Telefonica SA    884,400                                            16,094
                                                                     -----------
                                                                          58,658
      SWEDEN  2.1%
      --------------------------------------------------------------------------
      Electrolux AB, Series B    53,392                                    1,139
    o ForeningsSparbanken AB    74,977                                     1,749
      Hennes & Mauritz AB, Series B    88,355                              2,915
      Nordea Bank AB    402,520                                            3,730
      Sandvik AB    39,679                                                 1,619
      Skandinaviska Enskilda Banken, Series A    85,410                    1,522
      Svenska Cellulosa AB, Series B    35,963                             1,377
      Svenska Handelsbanken AB, Series A    105,553                        2,500
    o Telefonaktiebolaget LM Ericsson, Class B    2,704,844                7,937
      Telia AB    343,834                                                  1,949
      Volvo AB, Series B    40,445                                         1,641
                                                                     -----------
                                                                          28,078
      SWITZERLAND  7.2%
      --------------------------------------------------------------------------
    o ABB Ltd.    336,908                                                  1,854
      Adecco SA, Registered    26,587                                      1,378
      Compangnie Financiere Richemont AG, Series A    96,843               3,031
    o Credit Suisse Group    204,016                                       8,214
      Holcim Ltd.    30,865                                                1,928
  (8) Nestle SA, Registered    72,759                                     19,100
  (7) Novartis AG, Registered    437,838                                  20,999
      Roche Holdings - Genus    126,304                                   13,454
      Swiss Reinsurance, Registered    56,990                              3,898
      Swisscom AG, Registered    3,997                                     1,512
    o Syngenta AG    20,323                                                2,187
      UBS AG, Registered    182,811                                       14,836
      Zurich Financial Services AG    27,468                               4,569
                                                                     -----------
                                                                          96,960
      UNITED KINGDOM  26.8%
      --------------------------------------------------------------------------
      Allied Domecq PLC    198,976                                         1,839
      AstraZeneca PLC    297,671                                          11,173
      Aviva PLC    395,033                                                 4,731
      BAA PLC    195,619                                                   2,302
      BAE Systems PLC    566,657                                           2,624
      Barclays PLC    1,159,501                                           12,728
      BG Group PLC    653,022                                              4,455
      BHP Billiton PLC    456,370                                          5,655
      BOC Group PLC    97,556                                              1,807
      Boots Group PLC    147,694                                           1,857
  (1) BP PLC    3,825,459                                                 37,735
      British American Tobacco PLC    268,458                              4,658
      British Land Co. PLC    90,252                                       1,466
      British Sky Broadcasting PLC    230,143                              2,452
      BT Group PLC    1,530,743                                            6,005

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Cable & Wireless PLC    485,728                                      1,127
      Cadbury Schweppes PLC    376,410                                     3,376
      Carnival PLC    30,775                                               1,848
      Centrica PLC   645,293                                               2,839
      Compass Group PLC    401,745                                         1,826
      Diageo PLC    543,966                                                7,423
      Dixons Group PLC    356,181                                          1,065
      Friends Provident PLC    333,413                                     1,005
      Gallaher Group PLC    117,546                                        1,733
  (5) GlaxoSmithKline PLC    1,048,000                                    23,225
      GUS PLC    188,042                                                   3,419
      Hanson PLC  128,676                                                  1,202
      HBOS PLC    697,524                                                 11,136
      Hilton Group PLC    287,543                                          1,603
  (2) HSBC Holdings PLC    2,004,772                                      33,218
      Imperial Tobacco Group PLC    135,528                                3,558
      Intercontinental Hotels Group PLC    102,143                         1,286
      ITV PLC    564,218                                                   1,242
      J. Sainsbury PLC    234,962                                          1,254
      Kingfisher PLC    442,761                                            2,547
      Land Securities Group PLC    88,563                                  2,300
      Legal & General Group PLC    1,136,832                               2,466
      Lloyds TSB Group PLC    999,063                                      9,351
      Man Group PLC    50,854                                              1,304
      Marks & Spencer Group PLC    275,748                                 1,877
      mmO2 PLC    1,558,989                                                3,698
      National Grid Transco PLC    565,797                                 5,509
      Next PLC    51,729                                                   1,533
      Pearson PLC    143,637                                               1,669
      Prudential PLC    382,001                                            3,314
      Reckitt Benckiser PLC    111,099                                     3,304
      Reed Elsevier PLC    236,461                                         2,152
      Rentokil Initial PLC    364,152                                      1,044
      Reuters Group PLC    267,194                                         2,007
      Rio Tinto PLC    186,911                                             5,817
      Rolls-Royce Group PLC    296,618                                     1,460
      Rolls-Royce Group PLC, B Shares    9,432,452                            18
 (10) Royal Bank of Scotland Group PLC    543,023                         18,036
      SABMiller PLC    151,731                                             2,328
      Scottish & Newcastle PLC    145,929                                  1,205
      Scottish & Southern Energy PLC    162,837                            2,732
      Scottish Power PLC    347,294                                        2,761
      Severn Trent Water PLC    60,427                                     1,051
      Shell Transport & Trading Co. PLC    1,732,396                      15,145
      Smith & Nephew PLC    175,479                                        1,718
      Smiths Group PLC    107,917                                          1,713
      Standard Chartered PLC    214,229                                    3,940
      Tesco PLC    1,416,291                                               8,234
      Unilever PLC    505,156                                              4,802
      United Utilities PLC    99,658                                       1,204
  (3) Vodafone Group PLC    11,731,042                                    30,312
      Wm. Morrison Supermarkets    434,304                                 1,651
      Wolseley PLC    111,522                                              2,311
      WPP Group PLC    214,518                                             2,337
                                                                     -----------
                                                                         357,722
      FOREIGN PREFERRED STOCK  0.1% of net assets

      GERMANY  0.1%
      --------------------------------------------------------------------------
      Henkel KGaA    12,100                                                1,085

      WARRANTS  0.0% of net assets

      FRANCE  0.0%
      --------------------------------------------------------------------------
    o Casino Guichard Perrachon SA, expires 12/15/05    1,026                 --

      UNITED STATES  0.0%
      --------------------------------------------------------------------------
    o NTL, Inc., Series A, expires 01/13/11    48                             --

                                                         FACE
                                                        AMOUNT
      SECURITY RATE, MATURITY DATE                   ($ X 1,000)
      SHORT-TERM INVESTMENT  0.6% of net assets

      Wachovia Bank NA, Grand Cayman Time Deposit
          1.94%, 02/01/05                             7,860                7,860

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $1,021,816, and the unrealized gains and losses were $377,417 and $(61,775), respectively.

The fund's portfolio holdings include $80,742 of securities on loan.

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      6.2% of net assets

      SHORT-TERM INVESTMENT  6.2%
      --------------------------------------------------------------------------
      Securities Lending Investments Fund    83,447,586                   83,448


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST
SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 97.9%  COMMON STOCK                                     245,717        287,860
  1.8%  SHORT-TERM INVESTMENT                              5,296          5,296
  0.1%  U.S. TREASURY OBLIGATIONS                            249            249
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                251,262        293,405
  4.0%  COLLATERAL INVESTED FOR SECURITIES ON LOAN        11,802         11,802
(3.8)%  OTHER ASSETS AND LIABILITIES, NET                               (11,129)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                294,078

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  97.9% of net assets

      AEROSPACE / DEFENSE  8.8%
      --------------------------------------------------------------------------
  (3) The Boeing Co.    281,200                                           14,229
      Goodrich Corp.    25,500                                               875
    = Lockheed Martin Corp.    20,000                                      1,156
      Raytheon Co.    80,000                                               2,992
    = Rockwell Automation, Inc.    34,000                                  1,926
      Textron, Inc.    1,300                                                  93
      United Technologies Corp.    47,200                                  4,752
                                                                     -----------
                                                                          26,023
      AIR TRANSPORTATION  0.2%
      --------------------------------------------------------------------------
      FedEx Corp.    4,800                                                   459

      APPAREL  1.0%
      --------------------------------------------------------------------------
      Nike, Inc., Class B    32,900                                        2,850

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.1%
      --------------------------------------------------------------------------
    = Eaton Corp.    24,400                                                1,659
    @ Ford Motor Co.    120,300                                            1,584
                                                                     -----------
                                                                           3,243
      BANKS  4.9%
      --------------------------------------------------------------------------
      JPMorgan Chase & Co.    36,960                                       1,380
      Northern Trust Corp.    17,500                                         764
  (4) UnionBanCal Corp.    197,600                                        12,168
                                                                     -----------
                                                                          14,312
      BUSINESS MACHINES & SOFTWARE  7.8%
      --------------------------------------------------------------------------
    o Apple Computer, Inc.    28,400                                       2,184
    @ Autodesk, Inc.    4,000                                                117
      International Business Machines Corp.    38,600                      3,606
    = Microsoft Corp.    209,800                                           5,514
    o NCR Corp.    126,000                                                 4,307
    o Oracle Corp.    213,500                                              2,940
    o Sybase, Inc.    62,200                                               1,211
   =o Xerox Corp.    184,900                                               2,936
                                                                     -----------
                                                                          22,815
      BUSINESS SERVICES  3.4%
      --------------------------------------------------------------------------
      Automatic Data Processing, Inc.    14,000                              609
   =o Checkfree Corp.    16,000                                              624
    o Citrix Systems, Inc.    26,500                                         568
    @ Computer Associates International, Inc.    56,100                    1,525
    o Dun & Bradstreet Corp.    2,900                                        168
      Electronic Data Systems Corp.    80,200                              1,718
    o Intuit, Inc.    35,000                                               1,365
   @o Invitrogen Corp.    15,000                                           1,031
    o McAfee, Inc.    53,000                                               1,370
   =o Polycom, Inc.    10,000                                                173
   =o Synopsys, Inc.    41,500                                               706
    o VeriSign, Inc.    10,000                                               258
                                                                     -----------
                                                                          10,115
      CHEMICALS  4.2%
      --------------------------------------------------------------------------
    = Dow Chemical Co.    89,800                                           4,463
 (10) PPG Industries, Inc.    115,600                                      7,951
                                                                     -----------
                                                                          12,414

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      CONSUMER DURABLES  2.6%
      --------------------------------------------------------------------------
      Black & Decker Corp.    24,900                                       2,052
    o Gemstar -- TV Guide International, Inc.    990,000                   5,465
                                                                     -----------
                                                                           7,517
      ELECTRONICS  2.8%
      --------------------------------------------------------------------------
      Intel Corp.    180,000                                               4,041
      Motorola, Inc.    266,900                                            4,201
                                                                     -----------
                                                                           8,242
      ENERGY: RAW MATERIALS  1.3%
      --------------------------------------------------------------------------
      Burlington Resources, Inc.    88,000                                 3,846

      FOOD & AGRICULTURE  0.4%
      --------------------------------------------------------------------------
      Kellogg Co.    26,700                                                1,192

      HEALTHCARE / DRUGS & MEDICINE  11.0%
      --------------------------------------------------------------------------
    = Applied Biosystems Group -- Applera Corp.    5,500                     110
    = Bausch & Lomb, Inc.    3,000                                           219
      Becton Dickinson & Co.    107,300                                    6,079
    o Coventry Health Care, Inc.    68,450                                 3,895
 =(8) Johnson & Johnson    138,600                                         8,967
   @o Pacificare Health Systems, Inc.    57,000                            3,507
 @(7) UnitedHealth Group, Inc.    108,414                                  9,638
                                                                     -----------
                                                                          32,415
      HOUSEHOLD PRODUCTS  1.2%
      --------------------------------------------------------------------------
      The Gillette Co.    70,000                                           3,550

      INSURANCE  8.1%
      --------------------------------------------------------------------------
    = Aetna, Inc.    25,000                                                3,176
    = AFLAC, Inc.    91,900                                                3,631
    = Arthur J. Gallagher & Co.    85,000                                  2,520
      Chubb Corp.    28,100                                                2,093
   @o CNA Financial Corp.    15,500                                          410
 =(5) Metlife, Inc.    263,500                                            10,474
      Prudential Financial, Inc.    28,500                                 1,537
                                                                     -----------
                                                                          23,841
      MEDIA  3.9%
      --------------------------------------------------------------------------
      The McGraw-Hill Cos., Inc.    19,100                                 1,729
=o(6) Time Warner, Inc.    538,250                                         9,688
                                                                     -----------
                                                                          11,417
      MISCELLANEOUS FINANCE  2.8%
      --------------------------------------------------------------------------
      Franklin Resources, Inc.    87,600                                   5,944
      Moody's Corp.    27,400                                              2,296
                                                                     -----------
                                                                           8,240
      NON-DURABLES & ENTERTAINMENT  1.3%
      --------------------------------------------------------------------------
      McDonald's Corp.    94,500                                           3,061
    = Yum! Brands, Inc.    14,000                                            649
                                                                     -----------
                                                                           3,710
      OIL: INTERNATIONAL  6.6%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    92,000                                        5,005
  (2) Exxon Mobil Corp.    279,600                                        14,427
                                                                     -----------
                                                                          19,432
      OPTICAL & PHOTO  0.4%
      --------------------------------------------------------------------------
   =o Ingram Micro, Inc., Class A    57,200                                1,057

      PAPER & FOREST PRODUCTS  3.0%
      --------------------------------------------------------------------------
  (9) Weyerhaeuser Co.    140,000                                          8,736

      PRODUCER GOODS & MANUFACTURING  3.3%
      --------------------------------------------------------------------------
      Cooper Industries Ltd., Class A    9,000                               626
    = Emerson Electric Co.    88,800                                       5,971
    o FMC Corp.    7,300                                                     345
    o Kos Pharmaceuticals, Inc.    23,000                                    759
    = Parker Hannifin Corp.    18,000                                      1,173
      W.W. Grainger, Inc.    16,000                                          979
                                                                     -----------
                                                                           9,853
      RETAIL  0.2%
      --------------------------------------------------------------------------
    o Petco Animal Supplies, Inc.    2,000                                    76
   =o Rite Aid Corp.    103,000                                              365
      Staples, Inc.    6,400                                                 210
   =o Toys 'R' Us, Inc.    3,100                                              66
                                                                     -----------
                                                                             717
      TELEPHONE  6.6%
      --------------------------------------------------------------------------
    @ Alltel Corp.    3,500                                                  193
      AT&T Corp.    58,020                                                 1,113
    o Avaya, Inc.    395,100                                               5,670
      BellSouth Corp.    126,500                                           3,319
      SBC Communications, Inc.    112,200                                  2,666
      Verizon Communications, Inc.    177,400                              6,314
                                                                     -----------
                                                                          19,275

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TOBACCO  5.0%
      --------------------------------------------------------------------------
  (1) UST, Inc.    293,200                                                14,854

      TRAVEL & RECREATION  0.2%
      --------------------------------------------------------------------------
    o Caesars Entertainment, Inc.    37,000                                  715

      TRUCKING & FREIGHT  2.0%
      --------------------------------------------------------------------------
    = CNF, Inc.    113,500                                                 5,324
      Paccar, Inc.    9,000                                                  636
                                                                     -----------
                                                                           5,960
      UTILITIES: ELECTRIC & GAS  3.8%
      --------------------------------------------------------------------------
    o The AES Corp.    556,900                                             7,825
      Duke Energy Corp.    9,000                                             241
      Edison International    36,800                                       1,195
    = TXU Corp.    26,000                                                  1,799
                                                                     -----------
                                                                          11,060
      SHORT-TERM INVESTMENT  1.8% of net assets

      Provident Institutional TempFund    5,296,284                        5,296

      SECURITY                                          FACE AMOUNT
       RATE, MATURITY DATE                              ($ X 1,000)
      U.S. TREASURY OBLIGATIONS  0.1% of net assets

    = U.S. Treasury Bills
             2.01%-2.13%, 03/17/05                              250          249

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $251,374, and the unrealized gains and losses were $44,856 and $(2,825), respectively.

The fund's portfolio holdings include $11,676 of securities on loan.

      SECURITY                                          FACE AMOUNT     VALUE
       RATE, MATURITY DATE                              ($ X 1,000)  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN  4.0% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.4%
      --------------------------------------------------------------------------
      Skandinav Enskilda Bank
          2.47%, 02/17/05                                     7,079        7,079

      SHORT-TERM INVESTMENT  0.1%
      --------------------------------------------------------------------------
      ABN Amro Bank, Time Deposit
          2.50%, 02/01/05                                       286          286

      SECURITY AND NUMBER OF SHARES
      OTHER INVESTMENT COMPANY  1.5%
      --------------------------------------------------------------------------
      Institutional Money Market Trust    4,437,081                        4,437

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                  NUMBER
                                    OF              CONTRACT          UNREALIZED
                                 CONTRACTS           VALUE               LOSS
      FUTURES CONTRACTS
      S&P 500 Index,
      Long Expires 03/18/05         15                4,431              (83)

SCHWAB CAPITAL TRUST
SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------

 98.0%  COMMON STOCK                                     587,657        654,829
  2.5%  SHORT-TERM INVESTMENTS                            16,925         16,925
  0.0%  U.S. TREASURY OBLIGATION                             199            199
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                                604,781        671,953
(0.5)%  OTHER ASSETS AND LIABILITIES, NET                                (3,215)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                668,738

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  98.0% of net assets

      AEROSPACE / DEFENSE  4.7%
      --------------------------------------------------------------------------
      Goodrich Corp.    185,000                                            6,346
      Raytheon Co.    211,000                                              7,891
 =(1) Rockwell Automation, Inc.    156,600                                 8,871
  (6) Textron, Inc.    113,000                                             8,134
                                                                     -----------
                                                                          31,242
      APPAREL  1.1%
      --------------------------------------------------------------------------
      VF Corp.    132,900                                                  7,064

      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.7%
      --------------------------------------------------------------------------
      Ford Motor Co.    525,200                                            6,917
      Genuine Parts Co.    111,000                                         4,698
                                                                     -----------
                                                                          11,615
      BANKS  16.9%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    207,900                                          5,185
 =(7) Bank of America Corp.    174,400                                     8,087
      Comerica, Inc.    125,500                                            7,261
      Hudson United Bancorp    52,000                                      1,912
      Huntington Bancshares, Inc.    163,000                               3,744
 =(4) JPMorgan Chase & Co.    228,584                                      8,533
      KeyCorp, Inc.    232,500                                             7,770
      Mellon Financial Corp.    253,000                                    7,426
      National City Corp.    161,400                                       5,738
      North Fork Bancorp., Inc.    149,350                                 4,286
      Peoples Bank-Bridgeport    135,000                                   4,999
      PNC Financial Services Group, Inc.    139,400                        7,510
      Regions Financial Corp.    151,855                                   4,859
      SunTrust Banks, Inc.    109,487                                      7,885
    = U.S. Bancorp    243,300                                              7,311
      UnionBanCal Corp.    89,000                                          5,481
      Wachovia Corp.    144,700                                            7,937
      Wells Fargo & Co.    119,200                                         7,307
                                                                     -----------
                                                                         113,231
      BUSINESS MACHINES & SOFTWARE  2.0%
      --------------------------------------------------------------------------
      Hewlett-Packard Co.    380,000                                       7,444
      Pitney Bowes, Inc.    130,700                                        5,848
                                                                     -----------
                                                                          13,292
      BUSINESS SERVICES  2.6%
      --------------------------------------------------------------------------
      Automatic Data Processing, Inc.    180,000                           7,826
      Electronic Data Systems Corp.    350,000                             7,497
      The ServiceMaster Co.    167,800                                     2,163
                                                                     -----------
                                                                          17,486
      CHEMICALS  5.7%
      --------------------------------------------------------------------------
      Dow Chemical Co.    161,300                                          8,016
      E.I. du Pont de Nemours & Co.    160,400                             7,629
      Eastman Chemical Co.    145,000                                      7,852
  (5) PPG Industries, Inc.    119,500                                      8,219
      Rohm & Haas Co.    149,000                                           6,592
                                                                     -----------
                                                                          38,308
      CONSTRUCTION  0.8%
      --------------------------------------------------------------------------
      The Stanley Works    108,000                                         5,136

      CONSUMER DURABLE  1.1%
      --------------------------------------------------------------------------
      Newell Rubbermaid, Inc.    324,000                                   6,972

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      CONTAINERS  0.2%
      --------------------------------------------------------------------------
      Sonoco Products Co.    60,000                                        1,558

      ELECTRONICS  1.7%
      --------------------------------------------------------------------------
      AVX Corp.    44,400                                                    515
      Motorola, Inc.    330,000                                            5,194
      PerkinElmer, Inc.    240,500                                         5,529
                                                                     -----------
                                                                          11,238
      FOOD & AGRICULTURE  4.0%
      --------------------------------------------------------------------------
      General Mills, Inc.    149,000                                       7,896
      H.J. Heinz Co.    161,500                                            6,106
      Kellogg Co.    174,900                                               7,808
      Sara Lee Corp.    205,000                                            4,813
                                                                     -----------
                                                                          26,623
      HEALTHCARE / DRUGS & MEDICINE  4.4%
      --------------------------------------------------------------------------
      Abbott Laboratories    155,000                                       6,978
      Bristol-Myers Squibb Co.    291,200                                  6,826
      Merck & Co., Inc.    131,700                                         3,694
      Pfizer, Inc.    190,000                                              4,591
      Wyeth    180,000                                                     7,133
                                                                     -----------
                                                                          29,222
      HOUSEHOLD PRODUCTS  3.5%
      --------------------------------------------------------------------------
      Clorox Co.    131,500                                                7,814
  (2) The Gillette Co.    170,000                                          8,622
      Procter & Gamble Co.    135,200                                      7,197
                                                                     -----------
                                                                          23,633
      INSURANCE  6.8%
      --------------------------------------------------------------------------
 (10) The Allstate Corp.    159,200                                        8,030
      Arthur J. Gallagher & Co.    83,000                                  2,461
      Chubb Corp.    103,000                                               7,672
      Cincinnati Financial Corp.    104,745                                4,621
    = Fidelity National Financial, Inc.    183,000                         8,019
      Jefferson-Pilot Corp.    13,000                                        649
      Lincoln National Corp.    151,200                                    6,976
      Mercury General Corp.    82,100                                      4,672
      Unitrin, Inc.    60,500                                              2,591
                                                                     -----------
                                                                          45,691
      MISCELLANEOUS  1.1%
      --------------------------------------------------------------------------
      3M Co.    90,200                                                     7,609

      MISCELLANEOUS FINANCE  0.8%
      --------------------------------------------------------------------------
      Fannie Mae    77,000                                                 4,973

      CONSUMER NON-DURABLE  1.1%
      --------------------------------------------------------------------------
      Fortune Brands, Inc.    88,500                                       7,432

      OIL: DOMESTIC  2.4%
      --------------------------------------------------------------------------
  (8) ConocoPhillips    86,800                                             8,054
      Kerr-McGee Corp.    124,100                                          7,663
                                                                     -----------
                                                                          15,717
      OIL: INTERNATIONAL  2.4%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    147,600                                       8,029
      Exxon Mobil Corp.    154,800                                         7,988
                                                                     -----------
                                                                          16,017
      PAPER & FOREST PRODUCTS  3.9%
      --------------------------------------------------------------------------
      International Paper Co.    135,000                                   5,285
      Kimberly-Clark Corp.    120,000                                      7,861
      MeadWestvaco Corp.    186,000                                        5,374
      Weyerhaeuser Co.    124,000                                          7,738
                                                                     -----------
                                                                          26,258
      PRODUCER GOODS & MANUFACTURING  2.5%
      --------------------------------------------------------------------------
      Emerson Electric Co.    119,300                                      8,022
      Harsco Corp.    87,200                                               4,760
      Hubbell, Inc., Class B    78,800                                     3,902
                                                                     -----------
                                                                          16,684
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      GATX Corp.    120,000                                                3,574

      TELEPHONE  7.8%
      --------------------------------------------------------------------------
      Alltel Corp.    141,800                                              7,804
      AT&T Corp.    415,100                                                7,966
      BellSouth Corp.    288,600                                           7,573
      Citizens Communications Co.    465,000                               6,273
      SBC Communications, Inc.    311,500                                  7,401
    o Sprint Corp. (FON Group)    295,800                                  7,049
      Verizon Communications, Inc.    217,300                              7,734
                                                                     -----------
                                                                          51,800
      TOBACCO  3.5%
      --------------------------------------------------------------------------
      Altria Group, Inc.    125,300                                        7,998
    = Reynolds American, Inc.    95,000                                    7,640
    = UST, Inc.    158,500                                                 8,029
                                                                     -----------
                                                                          23,667

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      UTILITIES: ELECTRIC & GAS  14.8%
      --------------------------------------------------------------------------
      American Electric Power Co., Inc.    227,000                         8,002
      Centerpoint Energy, Inc.    397,500                                  4,472
  (3) Constellation Energy Group, Inc.    170,700                          8,535
      DPL, Inc.    253,000                                                 6,576
  (9) Duke Energy Corp.    299,814                                         8,032
      Duquesne Light Holdings, Inc.    120,000                             2,227
      Edison International    233,000                                      7,566
      Energy East Corp.    56,800                                          1,488
      Exelon Corp.    171,400                                              7,584
      FirstEnergy Corp.    162,100                                         6,445
      Kinder Morgan, Inc.    105,000                                       7,879
      National Fuel Gas Co.    139,300                                     3,928
      OGE Energy Corp.    149,200                                          3,902
      Pinnacle West Capital Corp.    118,000                               4,921
      The Southern Co.    225,000                                          7,598
      UGI Corp.    109,800                                                 4,575
      Xcel Energy, Inc.    278,000                                         5,057
                                                                     -----------
                                                                          98,787

                                                            FACE
      SECURITY                                             AMOUNT       VALUE
       RATE, MATURITY DATE                              ($ X 1,000)  ($ X 1,000)
      SHORT-TERM INVESTMENTS  2.5% of net assets

      Bank of America, London Time Deposit
          1.94%, 02/01/05                                     6,925        6,925
      Wachovia Bank NA, Grand Cayman Time Deposit
          1.94%, 02/01/05                                    10,000       10,000
                                                                     -----------
                                                                          16,925

      U.S. TREASURY OBLIGATION  0.0% of net assets

    = U.S. Treasury Bill
          2.16%, 03/17/05                                       200          199

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $604,782, and the unrealized gains and losses were $75,785 and $(8,704), respectively.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                  NUMBER
                                    OF              CONTRACT          UNREALIZED
                                 CONTRACTS           VALUE               LOSS
      FUTURES CONTRACTS

      S&P 500 Index,
      Long Expires 03/18/05         12                3,545              (89)

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited


The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------

 96.5%  COMMON STOCK                                      74,114         83,148
  2.8%  SHORT-TERM INVESTMENTS                             2,430          2,430
  0.2%  U.S. TREASURY OBLIGATIONS                            150            150
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                                 76,694         85,728
  2.5%  COLLATERAL INVESTED FOR SECURITIES ON LOAN         2,163          2,163
(2.0)%  OTHER ASSETS AND LIABILITIES, NET                                (1,743)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 86,148

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  96.5% of net assets

      AEROSPACE / DEFENSE  2.4%
      --------------------------------------------------------------------------
=o(6) ESCO Technologies, Inc.    29,000                                    2,083

      AIR TRANSPORTATION  4.7%
      --------------------------------------------------------------------------
=o(1) Alaska Air Group, Inc.    76,500                                     2,279
    o Aviall, Inc.    47,400                                               1,365
    o ExpressJet Holdings, Inc.    37,600                                    415
                                                                     -----------
                                                                           4,059
      ALCOHOLIC BEVERAGES  1.0%
      --------------------------------------------------------------------------
    o Boston Beer Co., Inc., Class A    37,800                               893

      APPAREL  2.5%
      --------------------------------------------------------------------------
      Cutter & Buck, Inc.    15,300                                          223
    o Guess?, Inc.    16,000                                                 227
    o Hartmarx Corp.    22,000                                               188
      K-Swiss, Inc., Class A    42,200                                     1,277
   @o Wilsons The Leather Expert    71,200                                   221
                                                                     -----------
                                                                           2,136
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  3.3%
      --------------------------------------------------------------------------
    o Dura Automotive Systems, Inc., Class A    48,300                       445
 =(7) Polaris Industries, Inc.    30,800                                   2,079
    o United Defense Industries, Inc.    6,900                               331
                                                                     -----------
                                                                           2,855
      BANKS  2.6%
      --------------------------------------------------------------------------
      BancFirst Corp.    7,300                                               560
    o Central Coast Bancorp    400                                             9
      Columbia Bancorp    700                                                 24
      Corus Bankshares, Inc.    4,400                                        221
      FFLC Bancorp, Inc.    1,900                                             78
      First Bancorp Puerto Rico    600                                        32
      First Charter Corp.    7,600                                           174
      First Merchants Corp.    14,500                                        376
      Great Southern Bancorp, Inc.    4,700                                  171
      Hancock Holding Co.    11,500                                          372
      Mid-State Bancshares    8,500                                          240
                                                                     -----------
                                                                           2,257
      BUSINESS MACHINES & SOFTWARE  2.2%
      --------------------------------------------------------------------------
    o Borland Software Corp.    88,000                                       755
    o Brooktrout, Inc.    19,700                                             227
    o Digi International, Inc.    63,311                                     943
                                                                     -----------
                                                                           1,925
      BUSINESS SERVICES  14.4%
      --------------------------------------------------------------------------
    o Administaff, Inc.    101,350                                         1,479
    o Advent Software, Inc.    52,200                                      1,005
    o Ansoft Corp.    4,500                                                   92
    o Ansys, Inc.    46,800                                                1,512
    o Clean Harbors, Inc.    7,033                                           133
      Computer Programs & Systems, Inc.    2,000                              42
    o Earthlink, Inc.    22,500                                              226
      Federal Agricultural Mortgage Corp., Class C    6,100                  132
    o FileNet Corp.    17,100                                                382
      G&K Services, Inc., Class A    5,000                                   223

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o Heidrick & Struggles International, Inc.    26,700                     882
    o Hyperion Solutions Corp.    6,000                                      288
    o Identix, Inc.    16,500                                                105
    o Intrado, Inc.    44,600                                                599
    o Korn/Ferry International    19,300                                     381
    o Kronos, Inc.    3,900                                                  210
    o NetIQ Corp.    26,500                                                  312
    o Parametric Technology Corp.    99,200                                  565
    o PDI, Inc.    7,700                                                     154
    o Premiere Global Services, Inc.    30,700                               302
    o Progress Software Corp.    68,700                                    1,480
      SS&C Technologies, Inc.    14,700                                      321
    o SupportSoft, Inc.    43,600                                            267
    o TeleTech Holdings, Inc.    11,721                                      124
    o United Online, Inc.    113,400                                       1,222
                                                                     -----------
                                                                          12,438
      CHEMICALS  0.7%
      --------------------------------------------------------------------------
   =o NewMarket Corp    24,200                                               482
      Rollins, Inc.    5,900                                                 146
                                                                     -----------
                                                                             628
      CONSTRUCTION  1.0%
      --------------------------------------------------------------------------
    o Cavco Industries, Inc.    6,900                                        329
      Walter Industries, Inc.    2,000                                        70
    o WESCO International, Inc.    14,100                                    476
                                                                     -----------
                                                                             875
      CONTAINERS  0.4%
      --------------------------------------------------------------------------
    o Crown Holdings, Inc.    25,000                                         337

      ELECTRONICS  5.6%
      --------------------------------------------------------------------------
      Acxiom Corp.    16,700                                                 386
    o Agere Systems, Inc., Class B    94,400                                 136
 =(9) Agilysys, Inc.    100,000                                            1,686
    o American Physicians Capital, Inc.    25,600                            917
   =o Aspect Communications Corp.    33,900                                  378
    o Emulex Corp.    20,000                                                 327
    o Neoware Systems, Inc.    12,500                                        112
    o Quantum Corp.    79,500                                                236
    o Siliconix, Inc.    4,900                                               148
    o Supertex, Inc.    11,700                                               223
    o Thomas & Betts Corp.    9,100                                          266
                                                                     -----------
                                                                           4,815
      ENERGY: RAW MATERIALS  2.5%
      --------------------------------------------------------------------------
=o(4) Hydril Co.    42,900                                                 2,145

      FOOD & AGRICULTURE  0.9%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    20,300                                               484
    o The Pantry, Inc.    9,200                                              265
                                                                     -----------
                                                                             749
      HEALTHCARE / DRUGS & MEDICINE  9.2%
      --------------------------------------------------------------------------
    o Alliance Imaging, Inc.    22,100                                       295
    o America Service Group, Inc.    13,950                                  383
    o AMERIGROUP Corp.    36,800                                           1,513
    o Centene Corp.    2,200                                                  74
      CNS, Inc.    22,300                                                    342
=o(8) Haemonetics Corp.    50,000                                          1,944
    o InterMune, Inc.    22,100                                              252
    = Medicis Pharmaceutical Corp., Class A    40,500                      1,462
    o Res-Care, Inc.    21,500                                               342
    o Sierra Health Services, Inc.    12,200                                 670
      Vital Signs, Inc.    15,300                                            614
                                                                     -----------
                                                                           7,891
      HOUSEHOLD PRODUCTS  0.3%
      --------------------------------------------------------------------------
      Balchem Corp.    10,350                                                244

      INSURANCE  8.8%
      --------------------------------------------------------------------------
      21st Century Insurance Group    7,700                                  105
 =(2) Delphi Financial Group, Inc., Class A    50,050                      2,249
      FBL Financial Group, Inc., Class A    3,000                             84
      Landamerica Financial Group, Inc.    26,450                          1,361
    @ Odyssey Re Holdings Corp.    40,700                                  1,005
    o Ohio Casualty Corp.    38,600                                          887
      Safety Insurance Group, Inc.    43,500                               1,449
    o WellChoice, Inc.    2,800                                              149
    @ Zenith National Insurance Corp.    6,700                               317
                                                                     -----------
                                                                           7,606
      MEDIA  1.6%
      --------------------------------------------------------------------------
    o Consolidated Graphics, Inc.    32,350                                1,365

      MISCELLANEOUS FINANCE  3.5%
      --------------------------------------------------------------------------
      Blackrock, Inc., Class A    14,200                                   1,140
      C&F Financial Corp.    600                                              23
      Fidelity Bankshares, Inc.    6,000                                     161
    o Instinet Group, Inc.    80,000                                         493
    o Investment Technology Group, Inc.    22,400                            446

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
   @o Portfolio Recovery Associates, Inc.    7,600                           315
      Santander BanCorp    8,500                                             288
      TierOne Corp.    4,200                                                 107
                                                                     -----------
                                                                           2,973
      NON-DURABLES & ENTERTAINMENT  2.0%
      --------------------------------------------------------------------------
      American Greetings Corp., Class A    11,000                            266
    o California Pizza Kitchen, Inc.    15,400                               391
      Dover Motorsports, Inc.    3,500                                        21
      Lancaster Colony Corp.    5,000                                        212
    o Luby's, Inc.    13,000                                                  77
    o Stewart Enterprises, Inc., Class A    33,500                           215
    o Trans World Entertainment Corp.    43,200                              542
                                                                     -----------
                                                                           1,724
      OIL: DOMESTIC  2.7%
      --------------------------------------------------------------------------
    o CAL Dive International, Inc.    27,100                               1,184
    o Meridian Resource Corp.    41,000                                      218
   =o Tesoro Petroleum Corp.    28,500                                       907
                                                                     -----------
                                                                           2,309
      PAPER & FOREST PRODUCTS  3.1%
      --------------------------------------------------------------------------
    o Buckeye Technologies, Inc.    46,700                                   601
  (5) Potlatch Corp.    45,900                                             2,112
                                                                     -----------
                                                                           2,713
      PRODUCER GOODS & MANUFACTURING  3.8%
      --------------------------------------------------------------------------
    o DiamondCluster International, Inc., Class A    9,500                   142
      Fedders Corp.    17,300                                                 56
    = Graco, Inc.    23,400                                                  834
    o Hexcel Corp.    10,100                                                 149
    o Kos Pharmaceuticals, Inc.    2,300                                      76
    = Matthews International Corp., Class A    28,700                        996
      Middleby Corp.    4,500                                                227
      Sauer-Danfoss, Inc.    8,000                                           157
      Steelcase, Inc., Class A    9,400                                      128
    o Tenneco Automotive, Inc.    29,200                                     471
                                                                     -----------
                                                                           3,236
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Overseas Shipholding Group    7,500                                    419

      REAL PROPERTY  1.4%
      --------------------------------------------------------------------------
    o American Retirement Corp.    40,000                                    502
      Capital Automotive Real Estate Investment Trust    3,000                98
      Essex Property Trust, Inc.    1,500                                    108
    o Jones Lang LaSalle, Inc.    3,900                                      139
      Kilroy Realty Corp.    2,000                                            78
      New Century Financial Corp.    3,000                                   180
      Shurgard Storage Centers, Inc., Class A    3,200                       131
                                                                     -----------
                                                                           1,236
      RETAIL  6.0%
      --------------------------------------------------------------------------
      Books-A-Million, Inc.    31,500                                        296
    o Brightpoint, Inc.    29,400                                            527
      The Cato Corp., Class A    35,600                                    1,082
    o Charming Shoppes, Inc.    188,300                                    1,563
    o Payless Shoesource, Inc.    114,200                                  1,349
      Ruddick Corp.    18,200                                                384
                                                                     -----------
                                                                           5,201
      STEEL  0.8%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.    16,100                                       234
      Carpenter Technology Corp.    6,500                                    398
    o Shiloh Industries, Inc.    3,000                                        46
                                                                     -----------
                                                                             678
      TELEPHONE  3.4%
      --------------------------------------------------------------------------
    o Alaska Communications Systems Group, Inc.    20,100                    176
o(10) Commonwealth Telephone Enterprises, Inc.    33,400                   1,598
      CT Communications, Inc.    2,300                                        27
      Inter-Tel, Inc.    30,200                                              800
      North Pittsburgh Systems, Inc.    10,700                               257
    o Ulticom, Inc.    5,900                                                  81
                                                                     -----------
                                                                           2,939
      TOBACCO  0.1%
      --------------------------------------------------------------------------
    @ Vector Group Ltd.    4,200                                              68
      TRAVEL & RECREATION  0.8%
      --------------------------------------------------------------------------
      Ameristar Casinos, Inc.    15,000                                      656

      TRUCKING & FREIGHT  1.5%
      --------------------------------------------------------------------------
    o Forward Air Corp.    9,900                                             422

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    = Heartland Express, Inc.    39,250                                      834
                                                                     -----------
                                                                           1,256
      UTILITIES: ELECTRIC & GAS  2.8%
      --------------------------------------------------------------------------
 =(3) Cleco Corp.    113,100                                               2,232
      UIL Holdings Corp.    4,200                                            207
                                                                     -----------
                                                                           2,439

                                                            FACE
      SECURITY                                             AMOUNT
       RATE, MATURITY DATE                              ($ X 1,000)
      SHORT-TERM INVESTMENTS  2.8% of net assets
      Bank of America, London Time Deposit
          1.94%, 02/01/05                                       930          930
      Wachovia Bank NA, Grand Cayman Time Deposit
          1.94%, 02/01/05                                     1,500        1,500
                                                                     -----------
                                                                           2,430
      U.S. TREASURY OBLIGATIONS  0.2% of net assets
    = U.S. Treasury Bills
          2.06%-2.13%, 03/17/05                                 150          150

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $76,694, and the unrealized gains and losses were $10,789 and $(1,755), respectively.

The fund's portfolio holdings include $2,103 of securities on loan.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      2.5% of net assets

      SHORT-TERM INVESTMENT  2.5%
      --------------------------------------------------------------------------
      Securities Lending Investments Fund    2,162,665                     2,163

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                  NUMBER
                                    OF              CONTRACT          UNREALIZED
                                 CONTRACTS           VALUE               LOSS
      FUTURES CONTRACTS
      Russell 2000 Index,
      Long Expires 03/18/05         10               3,127               (143)

SCHWAB CAPITAL TRUST
SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2005, unaudited

The following are the portfolio holdings at 1/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top five long holdings/ top five short positions

 o  Non-income producing security

 @  All or portion of this security is held as collateral for short sales

                                                     COST/PROCEEDS       VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
  99.5%   COMMON STOCK                                  76,396           88,736
   6.4%   SHORT-TERM INVESTMENTS                         5,704            5,704
--------------------------------------------------------------------------------
 105.9%   TOTAL INVESTMENTS                             82,100           94,440
 (34.6)%  SHORT SALES                                  (30,567)         (30,862)
  28.7%   OTHER ASSETS AND LIABILITIES, NET                              25,576
--------------------------------------------------------------------------------
 100.0%   TOTAL NET ASSETS                                               89,154

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.5% of net assets

      AEROSPACE / DEFENSE  4.9%
      --------------------------------------------------------------------------
    @ General Dynamics Corp.    2,500                                        258
    @ Goodrich Corp.    25,100                                               861
    @ Lockheed Martin Corp.    7,800                                         451
      Raytheon Co.    13,100                                                 490
    @ Rockwell International Corp.    9,600                                  544
    @ Textron, Inc.    10,900                                                784
    @ The Boeing Co.    12,900                                               653
    @ United Technologies Corp.    3,500                                     352
                                                                     -----------
                                                                           4,393
      APPAREL  1.3%
      --------------------------------------------------------------------------
      K-Swiss Inc., Class A    600                                            18
      Nike, Inc., Class B    4,700                                           407
    @ VF Corp.    13,100                                                     697
                                                                     -----------
                                                                           1,122
      AUTOMOBILE PRODUCTS / MOTOR VEHICLES  2.0%
      --------------------------------------------------------------------------
      Cummins Engine, Inc.    5,400                                          419
    @ Eaton Corp.    5,600                                                   381
      Ford Motor Co.    22,100                                               291
    @ Polaris Industries Partners LP    9,700                                655
                                                                     -----------
                                                                           1,746
      BANKS  3.6%
      --------------------------------------------------------------------------
      Associated Bancorp.    10,300                                          340
      Bank of Hawaii Corp.    4,800                                          230
      Comerica, Inc.    14,500                                               839
    @ Doral Financial Corp.    9,750                                         422
      National City Corp.    8,300                                           295
      Southwest Bancorp of Texas, Inc.    800                                16
    @ UnionBanCal Corp.    12,300                                            757
      Zions Bancorp.    4,649                                                315
                                                                     -----------
                                                                           3,214
      BUSINESS MACHINES & SOFTWARE  6.3%
      --------------------------------------------------------------------------
    @ Adobe Systems, Inc.    1,700                                            97
o@(2) Apple Computer, Inc.    11,900                                         915
    @ Autodesk, Inc.    16,262                                               478
    o Bea Systems, Inc.    24,000                                            204
   o@ BMC Software, Inc.    26,600                                           448
    o Comverse Technology, Inc.    23,100                                    516
    o Juniper Networks, Inc.    4,600                                        116
      Microsoft Corp.    16,400                                              431
   o@ NCR Corp.    19,400                                                    663
    o Oracle Systems Corp.    10,500                                         145
    o Siebel Systems, Inc.    12,900                                         112
   o@ Storage Technology Corp.    16,800                                     529
    o Sybase, Inc.    31,500                                                 613
    o Xerox Corp.    25,000                                                  397
                                                                     -----------
                                                                           5,664
      BUSINESS SERVICES  13.0%
      --------------------------------------------------------------------------
    o Ansys Inc.    7,360                                                    238
      Automatic Data Processing, Inc.    4,600                               200
      Catalina Marketing Corp.    19,400                                     499
    @ Cendant Corp.    16,400                                                386
    o Cerner Corp.    10,445                                                 520
   o@ CheckFree Corp.    17,600                                              686
   o@ Citrix Systems, Inc.    21,716                                         466
      Computer Associates International, Inc.    13,700                      372
    o Computer Sciences Corp.    9,100                                       469
    o CSG Systems International, Inc.    17,100                              310
    o Digital River, Inc.    12,000                                          469
    o Earthlink, Inc.    32,000                                              321
    o Education Management Corp.    6,460                                    206
      Electronic Data Systems Corp.    19,400                                415
    o FileNet Corp.    7,987                                                 178
   o@ Hyperion Solutions Corp.    10,217                                     491
    @ IMS Health, Inc.    15,900                                             372
    o Intuit, Inc.    3,200                                                  125
   o@ Invitrogen Corp.    4,100                                              282
    o Kronos, Inc.    6,989                                                  376
   o@ Macrovision Corp.    22,076                                            515
    o McAfee, Inc.    16,800                                                 434
    o Pixar    5,392                                                         470
   o@ Polycom, Inc.    26,857                                                464
    @ Robert Half International, Inc.    19,800                              601
      Sra International, Inc., Class A    3,200                              178
      The Brink's Co.    13,800                                              489
    o United Defense Industries, Inc.    7,900                               379
   o@ United Online, Inc.    21,944                                          236
   o@ VeriSign, Inc.    16,993                                               439
                                                                     -----------
                                                                          11,586
      CHEMICAL  3.1%
      --------------------------------------------------------------------------
      Cabot Corp.    9,900                                                   347
      Dow Chemical Co.    9,300                                              462
      Georgia Gulf Corp.    3,600                                            184
      MacDermid, Inc.    3,300                                               106

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    @ Monsanto Co.    12,500                                                 677
    @ PPG Industries, Inc.    6,200                                          426
    @ Rohm & Haas Co.    4,700                                               208
    @ Sigma Aldrich Corp.    6,316                                           397
                                                                     -----------
                                                                           2,807
      CONSTRUCTION  2.0%
      --------------------------------------------------------------------------
    @ Masco Corp.    14,000                                                  515
      The Stanley Works    400                                                19
      Vulcan Materials Co.    7,000                                          395
      Walter Industries, Inc.    15,100                                      529
    o Wesco International, Inc.    10,300                                    348
                                                                     -----------
                                                                           1,806
      CONSUMER DURABLES  1.4%
      --------------------------------------------------------------------------
    @ Black & Decker Corp.    5,300                                          437
    @ Newell Rubbermaid, Inc.    30,400                                      654
      Toro Co.    1,500                                                      125
                                                                     -----------
                                                                           1,216
      CONTAINERS  0.3%
      --------------------------------------------------------------------------
    o Crown Cork & Seal Co., Inc.    22,000                                  297

      ELECTRONICS  5.2%
      --------------------------------------------------------------------------
    @ Acxiom Corp.    14,884                                                 344
    o Aspect Telecommunications Corp.    1,200                                13
    o Dionex Corp.    3,691                                                  219
    o Getty Images, Inc.    7,100                                            495
    @ Harman International Industries, Inc.    3,900                         474
      ITT Industries, Inc.    300                                             26
      Linear Technology Corp.    7,500                                       283
    @ Motorola, Inc.    26,700                                               420
    @ PerkinElmer, Inc.    26,600                                            612
   o@ Synopsys, Inc.    30,700                                               522
    o Thermo Electron Corp.    400                                            12
      Thomas & Betts Corp.    15,000                                         438
    o Western Wireless Corp. Class  A    12,070                              456
    o Zebra Technology Corp., Class A    5,623                               286
                                                                     -----------
                                                                           4,600
      ENERGY : RAW MATERIALS  2.0%
      --------------------------------------------------------------------------
    @ Burlington Resources, Inc.    16,400                                   717
      Devon Energy Corp.    2,600                                            106
    o Hydril Co.    13,318                                                   666
    @ Occidental Petroleum Corp.    4,600                                    268
                                                                     -----------
                                                                           1,757
      FOOD & AGRICULTURE  1.8%
      --------------------------------------------------------------------------
    o 7-Eleven, Inc.    7,800                                                186
      Corn Products International, Inc.    17,600                            517
    @ Kellogg Co.    8,000                                                   357
    @ Supervalu, Inc.    16,500                                              521
                                                                     -----------
                                                                           1,581
      HEALTHCARE / DRUGS & MEDICINE  6.4%
      --------------------------------------------------------------------------
    o Amerigroup Corp.    2,000                                               82
      Applied Biosystems Group    20,900                                     419
    @ Bausch & Lomb, Inc.    6,200                                           452
    @ Becton Dickinson & Co.    10,200                                       578
    o Centene Corp.    800                                                    27
    o Cephalon, Inc.    8,406                                                413
   o@ Coventry Healthcare, Inc.    8,750                                     498
    o Humana, Inc.    4,600                                                  158
 @(3) Johnson & Johnson, Inc.    13,600                                      880
    @ Medicis Pharmaceutical Corp., Class A    17,300                        624
   o@ Pacificare Health Systems, Inc.    1,900                               117
    o Sierra Health Services, Inc.    8,900                                  489
    @ United Healthcare Corp.    4,800                                       427
    @ Valeant Pharmaceuticals International    21,200                        529
                                                                     -----------
                                                                           5,693
      HOUSEHOLD PRODUCTS  1.1%
      --------------------------------------------------------------------------
  (1) Gillette Co.    19,100                                                 969

      INSURANCE  7.1%
      --------------------------------------------------------------------------
      Aetna, Inc.    300                                                      38
    @ AFLAC, Inc.    7,300                                                   288
   o@ Allmerica Financial Corp.    7,900                                     258
    @ Allstate Corp.    5,700                                                288
      AMBAC, Inc.    4,200                                                   323
      Amerus Group Co.    10,800                                             481
      Arthur J. Gallagher & Co.    14,200                                    421
    o CNA Financial Corp.    8,500                                           225
    @ Fidelity National Financial, Inc.    2,805                             123
    @ First American Financial Corp.    19,500                               721
      Lincoln National Corp.    6,400                                        295
      Mercury General Corp.    5,900                                         336
    @ Nationwide Financial Services, Inc.    14,000                          517
      Odyssey Re Holdings Corp.    4,800                                     119
    o Ohio Casualty Corp.    3,401                                            78
      Reinsurance Group of America, Inc.    8,000                            376
      Safeco Corp.    6,891                                                  319
      StanCorp. Financial Group, Inc.    3,200                               272
      Transatlantic Holdings, Inc.    925                                     56
    @ W.R. Berkley Corp.    14,650                                           699
    o Wellchoice, Inc.    2,400                                              128
                                                                     -----------
                                                                           6,361
      MEDIA  1.5%
      --------------------------------------------------------------------------
      John Wiley & Sons, Inc.    8,700                                       293
      McClatchy Co., Class A    1,000                                         70
    @ McGraw Hill Cos., Inc.    5,100                                        461
    o Time Warner, Inc.    28,000                                            504
                                                                     -----------
                                                                           1,328
      MISCELLANEOUS FINANCE  3.4%
      --------------------------------------------------------------------------
   o@ Americredit Co.    19,700                                              484
      Blackrock, Inc.    10,600                                              851
    o Bok Financial Corp.    2,300                                            97
    @ Capital One Financial Corp.    5,500                                   431
    @ Countrywide Credit Industries, Inc.    12,500                          462
    @ Franklin Resources, Inc.    5,300                                      360
      MBNA Corp.    3,400                                                     90
    o Moody's Corp.    2,300                                                 193
      Northwest Bancorp, Inc.    1,960                                        44
      Santander Bancorp    330                                                11
                                                                     -----------
                                                                           3,023
      NON-DURABLE  0.3%
      --------------------------------------------------------------------------
    o Jack In The Box, Inc.    8,400                                         291

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      NON-DURABLES & ENTERTAINMENT  3.5%
      --------------------------------------------------------------------------
   o@ American Greetings Corp., Class A    23,600                            570
      Darden Restaurants, Inc.    24,400                                     721
      Lancaster Colony Corp.    11,547                                       489
      Marvel Enterprises, Inc.    10,600                                     189
      McDonald's Corp.    21,400                                             693
    @ Yum! Brands, Inc.    9,800                                             454
                                                                     -----------
                                                                           3,116
      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
   o@ Phelps Dodge Corp.    3,800                                            366

      OIL : DOMESTIC  2.3%
      --------------------------------------------------------------------------
   o@ Cal Dive International, Inc.    13,741                                 601
      ChevronTexaco Corp.    200                                              11
    o Pride International, Inc.    22,700                                    531
      Sunoco, Inc.    3,000                                                  262
   o@ Tesoro Petroleum Corp.    20,000                                       637
                                                                     -----------
                                                                           2,042
      OIL : INTERNATIONAL  1.0%
      --------------------------------------------------------------------------
o@(5) Exxon Mobil Corp.    16,700                                            862

      OPTICAL & PHOTO  1.5%
      --------------------------------------------------------------------------
    o Corning, Inc.    22,000                                                241
    @ Eastman Kodak Co.    17,500                                            579
   o@ Ingram Micro, Inc., Class A    27,200                                  502
                                                                     -----------
                                                                           1,322
      PAPER & FOREST PRODUCTS  2.0%
      --------------------------------------------------------------------------
    @ MeadWestavco Corp.    18,500                                           534
      Potlatch Corp.    13,500                                               621
      Temple-Inland, Inc.    6,800                                           433
      Weyerhaeuser Co.    3,700                                              231
                                                                     -----------
                                                                           1,819
      PRODUCER GOODS & MANUFACTURING  2.4%
      --------------------------------------------------------------------------
      Emerson Electric Co.    2,100                                          141
   o@ FMC Corp.    8,100                                                     382
    @ Graco, Inc.    7,950                                                   283
      Grainger, Inc.    4,400                                                269
    o KOS Pharmaceuticals, Inc.    24,900                                    822
      Mathews International Corp., Class A    3,159                          110
      Steelcase, Inc., Class A    12,000                                     164
                                                                     -----------
                                                                           2,171
      RAILROAD & SHIPPING  1.3%
      --------------------------------------------------------------------------
      Norfolk Southern Corp.    18,400                                       643
    @ Overseas Shipholding Group, Inc.    9,900                              552
                                                                     -----------
                                                                           1,195
      RETAIL  5.3%
      --------------------------------------------------------------------------
    @ Abercrombie & Fitch Co., Class A    11,400                             571
   o@ Barnes & Noble, Inc.    13,200                                         432
    o Charming Shoppes, Inc.    31,955                                       265
      Circuit City Stores, Inc.    32,000                                    458
      Costco Cos., Inc.    6,400                                             303
      J.C. Penny Co., Inc.    13,300                                         568
      Michael's Stores, Inc.    2,400                                         74
      Nordstrom, Inc.    3,100                                               150
   o@ Petco Animal Supplies, Inc.    16,057                                  610
    o Rite Aid Corp.    20,000                                                71
      Ruddick Corp.    5,000                                                 105
    o Staples, Inc.    12,957                                                424
   o@ Toys 'R' Us, Inc.    31,000                                            665
                                                                     -----------
                                                                           4,696
      STEEL  1.9%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.    31,700                                       460
    @ Carpenter Technology Corp.    9,700                                    594
    @ United States Steel Corp.    11,700                                    606
                                                                     -----------
                                                                           1,660
      TELEPHONE  2.2%
      --------------------------------------------------------------------------
    o Alamosa Holdings, Inc.    2,300                                         30
      Alltel Corp.    3,600                                                  198
      AT&T Corp.    5,000                                                     96
    o Avaya, Inc.    22,000                                                  316
      BellSouth Corp.    7,700                                               202
    @ Century Telephone Enterprises, Inc.    12,300                          401
    o Commonwealth Telephone Enterprises, Inc.    9,972                      477
      SBC Communications, Inc.    1,100                                       26
      Verizon Communications, Inc.    7,400                                  263
                                                                     -----------
                                                                           2,009

      TOBACCO  1.0%
      --------------------------------------------------------------------------
  (4) UST, Inc.    17,300                                                    876

      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
    @ Ameristar Casinos, Inc.    14,317                                      626
      Hilton Hotels Corp.    900                                              20
                                                                     -----------
                                                                             646
      TRUCKING & FREIGHT  2.6%
      --------------------------------------------------------------------------
      CNF, Inc.    14,400                                                    676
      Heartland Express, Inc.    10,845                                      230
      J.B. Hunt Transport Services, Inc.    10,300                           454
    o Landstar System, Inc.    13,476                                        469
      Paccar, Inc.    6,413                                                  453
                                                                     -----------
                                                                           2,282
      UTILITIES : ELECTRIC & GAS  4.7%
      --------------------------------------------------------------------------
    o AES Corp.    30,000                                                    421
    @ American Electric Power Co., Inc.    23,100                            814
      Constellation Energy Group, Inc.    8,700                              435
    @ Duke Energy Corp.    31,300                                            839
      FirstEnergy Corp.    7,100                                             282
      Kinder Morgan, Inc.    900                                              68
      National Fuel Gas Co.    8,600                                         243
      PPL Corp.    100                                                         5
    @ TXU Corp.    10,300                                                    713
      Xcel Energy, Inc.    22,000                                            400
                                                                     -----------
                                                                           4,220

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SHORT-TERM INVESTMENTS  6.4% of net assets

      OTHER INVESTMENT COMPANIES  6.4%
      --------------------------------------------------------------------------
      Provident Institutional Funds - TempFund    5,703,520                5,704

END OF INVESTMENTS.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      SHORT SALES  34.6% of net assets

      AIR TRANSPORTATION  0.3%
      --------------------------------------------------------------------------
      AirTran Holdings, Inc.    800                                            7
      Jetblue Airways Corp.    13,756                                        272
                                                                     -----------
                                                                             279
      ALCOHOLIC BEVERAGES  0.3%
      --------------------------------------------------------------------------
      Anheuser-Busch Co., Inc.    4,700                                      231

      APPAREL  0.6%
      --------------------------------------------------------------------------
      Columbia Sportswear Co.    4,299                                       236
      Reebok International Ltd.    5,900                                     263
                                                                     -----------
                                                                             499
      AUTOMOBILE PRODUCTS / MOTOR VEHICLES  1.3%
      --------------------------------------------------------------------------
      American Axle & Manufacturing Holdings, Inc.    5,200                  140
      Autonation, Inc.    2,900                                               55
      Carlisle Cos., Inc.    3,700                                           233
      General Motors Corp.    14,000                                         515
      Gentex Corp.    207                                                      7
      Modine Manufacturing Co.    600                                         19
      Sonic Automotive, Inc.    900                                           21
      Superior Industries International, Inc.    4,000                       101
      Visteon Corp.    2,100                                                  16
                                                                     -----------
                                                                           1,107
      BANKS  0.3%
      --------------------------------------------------------------------------
      First Tennessee National Corp.    6,000                                255
      FNB Corp.    2,500                                                      49
                                                                     -----------
                                                                             305
      BUSINESS MACHINES & SOFTWARE  1.0%
      --------------------------------------------------------------------------
      Dell Computer Corp.    800                                              33
      Diebold, Inc.    8,900                                                 479
      Novell, Inc.    18,209                                                 105
      Sandisk Corp.    7,800                                                 193
      Titan Corp.    7,400                                                   124
                                                                     -----------
                                                                             935
      BUSINESS SERVICES  4.5%
      --------------------------------------------------------------------------
      Allied Waste Industries, Inc.    32,000                                266
      Ask Jeeves, Inc.    13,300                                             377
  (4) Bearingpoint, Inc.    73,600                                           581
      Corinthian Colleges, Inc.    700                                        13
      Fiserv, Inc.    2,100                                                   80
      GTech Holdings Corp.    2,100                                           49
      Interpublic Group of Cos., Inc.    1,400                                18
      Loew Corp - Carolina Group    2,600                                     82
      Mentor Graphics Corp.    28,300                                        394
      Mercury Interactive Corp.    3,200                                     140
      National Instruments Corp.    11,568                                   316
      Realnetworks, Inc.    2,000                                             12
      Red Hat, Inc.    31,200                                                339
      Resources Connection, Inc.    2,400                                    122
  (1) Sirius Satellite Radio, Inc.    96,000                                 636
      Take Two Interactive Software, Inc.    3,200                           113
      Wynn Resorts Ltd.    7,200                                             472
                                                                     -----------
                                                                           4,011
      CHEMICAL  0.7%
      --------------------------------------------------------------------------
      Airgas, Inc.    8,600                                                  202
      Crompton Corp.    6,700                                                 78
      Valspar Corp.    7,300                                                 358
                                                                     -----------
                                                                             638
      CONSTRUCTION  1.2%
      --------------------------------------------------------------------------
      Fluor Corp.    10,200                                                  546
      Pulte Corp.    6,400                                                   423
      Standard Pacific Corp.    1,200                                         80
                                                                     -----------
                                                                           1,049
      CONSUMER DURABLES  0.3%
      --------------------------------------------------------------------------
      Mohawk Industries, Inc.    800                                          71
      United Rentals, Inc.    800                                             14
      Whirlpool Corp.    3,200                                               218
                                                                     -----------
                                                                             303
      ELECTRONICS  1.6%
      --------------------------------------------------------------------------
      Amkor Technology, Inc.    31,020                                       137
      Anixter International, Inc.    6,100                                   204
      Avnet, Inc.    16,900                                                  303
      Maxim Integrated Products, Inc.    1,800                                70
      Molex, Inc.    1,300                                                    37
      Silicon Laboratories, Inc.    6,318                                    215
      Varian Semiconductor Equipment Associates, Inc.    1,600                55
      Xilinx, Inc.    15,100                                                 441
                                                                     -----------
                                                                           1,463
      ENERGY : RAW MATERIALS  0.5%
      --------------------------------------------------------------------------
      Arch Coal, Inc.    6,900                                               252
      Massey Energy Co.    400                                                15
      Tidewater, Inc.    5,600                                               217
                                                                     -----------
                                                                             484
      FOOD & AGRICULTURE  1.3%
      --------------------------------------------------------------------------
      J.M. Smucker Co.    8,500                                              397
      Sensient Technologies Corp.    12,100                                  275
      Sysco Corp.    7,900                                                   276
      United Natural Foods, Inc.    5,322                                    168
                                                                     -----------
                                                                           1,116
      HEALTHCARE / DRUGS & MEDICINE  3.9%
      --------------------------------------------------------------------------
      Atherogenics, Inc.    500                                                9
      Community Health Systems, Inc.    1,100                                 32

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Eli Lilly & Co.    7,500                                               407
      Forest Laboratories, Inc.    2,000                                      83
      Genzyme Corp.    2,400                                                 140
      HCA, Inc.    1,900                                                      85
      Health Management Associates, Inc., Class A    9,500                   210
      Health Net, Inc.    2,000                                               58
      Henry Schein, Inc.    2,300                                            157
      Human Genome Sciences, Inc.    8,800                                   105
      Invacare Corp.    500                                                   23
      Ivax Corp.    25,425                                                   382
      KV Pharmaceutical Co., Class A    200                                    4
      Martek Biosciences Corp.    10,884                                     575
      Medimmune, Inc.    7,200                                               170
      Mentor Corp.    2,500                                                   78
      MGI Pharmaceuticals, Inc.    5,621                                     128
      NBTY, Inc.    6,800                                                    186
      Neurocrine Biosciences, Inc.    2,963                                  136
      Omnicare, Inc.    11,300                                               347
      Seperacor, Inc.    3,105                                               178
                                                                     -----------
                                                                           3,492
      INSURANCE  0.9%
      --------------------------------------------------------------------------
      Hilb, Rogal & Hobbs Co.    6,000                                       213
      Jefferson-Pilot Corp.    8,900                                         444
      MBIA, Inc.    2,700                                                    161
                                                                     -----------
                                                                             819
      MEDIA  0.7%
      --------------------------------------------------------------------------
      Blockbuster, Inc.    8,900                                              82
      Citadel Broadcasting Corp.    5,800                                     81
      EW Scripps Co., Class A    6,000                                       278
      Knight-Ridder, Inc.    2,800                                           182
      Westwood One, Inc.    100                                                2
                                                                     -----------
                                                                             626
      MISCELLANEOUS FINANCE  2.1%
      --------------------------------------------------------------------------
      Accredited Home Lenders Holding Co.    2,800                           136
      CapitalSource, Inc.    12,600                                          297
      Commercial Capital Bancorp, Inc.    900                                 18
      First Marblehead Corp. (The)    5,100                                  328
      IndyMac Bankcorp., Inc.    6,000                                       222
      MAF Bancorp, Inc.    4,136                                             183
      Morgan Stanley    3,900                                                218
      Queens County Bancorp, Inc.    28,300                                  505
                                                                     -----------
                                                                           1,907
      NON-DURABLES & ENTERTAINMENT  1.0%
      --------------------------------------------------------------------------
      Electronic Arts, Inc.    2,600                                         167
      Krispy Kreme Doughnuts, Inc.    3,500                                   31
      Leapfrog Enterprises, Inc.    2,100                                     28
      Mattel, Inc.    10,700                                                 208
      Outback Steakhouse, Inc.    6,300                                      290
      Panera Bread Co., Class A    600                                        31
      Wendy's International, Inc.    4,000                                   157
                                                                     -----------
                                                                             912
      NON-FERROUS METALS  0.1%
      --------------------------------------------------------------------------
      Alcoa, Inc.    2,200                                                    65

      OIL : DOMESTIC  0.6%
      --------------------------------------------------------------------------
      Encore Acquisition Co.    4,600                                        172
      Quicksilver Resources, Inc.    7,400                                   329
                                                                     -----------
                                                                             500
      PRODUCER GOODS & MANUFACTURING  1.9%
      --------------------------------------------------------------------------
      Avery Dennison Corp.    3,100                                          186
      Blyth, Inc.    4,300                                                   135
      Briggs & Stratton Corp.    200                                           8
      Curtiss-Wright Corp.    5,200                                          266
      Fisher Scientific International, Inc.    2,400                         152
      GrafTech International Ltd.    63,000                                  513
      Jarden Corp.    1,000                                                   46
      Johnson Controls, Inc.    1,600                                         95
      Trinity Industries, Inc.    1,000                                       30
      York International Corp.    6,200                                      225
                                                                     -----------
                                                                           1,656
      RAILROAD & SHIPPING  1.0%
      --------------------------------------------------------------------------
  (3) Alexander & Baldwin, Inc.    12,878                                    592
      Omi Corp.    15,400                                                    270
                                                                     -----------
                                                                             862
      RETAIL  4.5%
      --------------------------------------------------------------------------
      Autozone, Inc.    2,600                                                232
      Big Lots, Inc.    35,000                                               394
      Carmax, Inc.    7,100                                                  205
      CVS Corp.    2,700                                                     125
      Dollar Tree Stores, Inc.    3,300                                       90
      Family Dollar Stores, Inc.    5,400                                    181
      Foot Locker, Inc.    10,000                                            269
      Kohls Corp.    3,800                                                   179
      May Department Stores Co.    1,900                                      64
      Petsmart, Inc.    8,005                                                242
      Safeway, Inc.    13,000                                                245
      Saks, Inc.    15,500                                                   221
      Talbots, Inc.    3,400                                                  92
      Target Corp.    200                                                     10
      The TJX Max Cos., Inc.    4,800                                        120
      Tiffany & Co.    17,700                                                556
      Tractor Supply Co.    2,894                                            104
      Tuesday Morning Corp.    4,112                                         118
      Urban Outfitters, Inc.    1,900                                         80
      Walgreen Co.    2,300                                                   98
      Whole Foods Market, Inc.    4,312                                      386
      Zale Corp.    1,000                                                     27
                                                                     -----------
                                                                           4,038
      STEEL  0.2%
      --------------------------------------------------------------------------
      Worthington Industries, Inc.    10,500                                 215

      TELEPHONE  0.4%
      --------------------------------------------------------------------------
      UTStarcom, Inc.    23,545                                              387

      TOBACCO  0.3%
      --------------------------------------------------------------------------
      Universal Corp.    4,900                                               232

      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
      Callaway Golf Co.    4,600                                              61

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Carnival Corp.    400                                                   23
      Dick's Sporting Goods, Inc.    11,600                                  394
      Regal Entertainment Group, Class A    7,100                            141
                                                                     -----------
                                                                             620
      TRUCKING & FREIGHT  0.2%
      --------------------------------------------------------------------------
      Expeditors International of Washington, Inc.    1,500                   84
      Sirva, Inc.    10,600                                                   94
                                                                     -----------
                                                                             178
      UTILITIES : ELECTRIC & GAS  2.2%
      --------------------------------------------------------------------------
  (2) Calpine Corp.    179,700                                               598
      Dominion Resources, Inc.    4,100                                      284
      Equitable Resources, Inc.    3,300                                     188
      FPL Group, Inc.    400                                                  31
      New Jersey Resources Corp.    3,000                                    132
  (5) Potomac Electric Power Co.    26,700                                   583
      Southern Union Co.    2,700                                             63
      Westar Energy, Inc.    2,300                                            54
                                                                     -----------
                                                                           1,933

END OF SHORT SALE POSITIONS

At 1/31/05, the tax basis cost of the fund's investments was $82,321, and the unrealized gains and losses were $13,349 and ($1,230), respectively.

SCHWAB CAPITAL TRUST
SCHWAB FINANCIAL SERVICES FUND(TM)
(Formerly Financial Services Focus Fund)

PORTFOLIO HOLDINGS  as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                             COST        VALUE
HOLDINGS BY CATEGORY                                       ($x1,000)   ($x1,000)
--------------------------------------------------------------------------------
 98.4%  COMMON STOCK                                          17,615      20,175
  0.9%  SHORT-TERM INVESTMENT                                    184         184
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                                     17,799      20,359
  0.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                        49          49
  0.5%  OTHER ASSETS AND
        LIABILITIES, NET                                                     103
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  20,511

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     COMMON STOCK  98.4% of net assets

     BANKS  38.8%
     ---------------------------------------------------------------------------

     Associated Banc-Corp.    11,500                                         380
     BancFirst Corp.    2,500                                                192
     Bank of America Corp.    3,160                                          147
(10) Bank of Hawaii Corp.    15,000                                          719
     City National Corp.    7,100                                            495
     Columbia Bancorp    2,000                                                68
 (7) Comerica, Inc.    16,000                                                926
     Doral Financial Corp.    3,800                                          164
     Hancock Holding Co.    4,800                                            155
     Huntington Bancshares, Inc.    13,300                                   305
 (4) KeyCorp, Inc.    29,900                                                 999
 (6) Mellon Financial Corp.    32,900                                        966
 (8) Northern Trust Corp.    20,800                                          908
     SunTrust Banks, Inc.    2,900                                           209
 (5) UnionBanCal Corp.    15,700                                             967
     Wachovia Corp.    6,500                                                 356
                                                                     -----------
                                                                           7,956
     ELECTRONICS  1.0%
     ---------------------------------------------------------------------------
   o American Physicians Capital, Inc.    5,500                              197

     INSURANCE  25.5%
     ---------------------------------------------------------------------------
     AFLAC, Inc.    15,400                                                   608
     AMBAC Financial Group, Inc.    3,100                                    238
     Arthur J. Gallagher & Co.    10,100                                     300
     Chubb Corp.    4,800                                                    358
   o CNA Financial Corp.    7,300                                            193
     Delphi Financial Group, Inc., Class A    3,900                          175
     Fidelity National Financial, Inc.    6,900                              302
     First American Corp.    12,900                                          477
 (9) Metlife, Inc.    21,100                                                 839
     Nationwide Financial Services, Inc., Class A
     9,900                                                                   366
   @ Odyssey Re Holdings Corp.    2,900                                       72
     Principal Financial Group, Inc.    4,200                                170
     Prudential Financial, Inc.    6,300                                     340
     Reinsurance Group of America, Inc.    8,500                             400
     W.R. Berkley Corp.    8,500                                             405
                                                                     -----------
                                                                           5,243
     MISCELLANEOUS FINANCE  31.8%
     ---------------------------------------------------------------------------
 (3) American Express Co.    19,000                                        1,014
   o AmeriCredit Corp.    12,500                                             307
   o Ameritrade Holding Corp.    2,800                                        36
     Capital Corp. of the West    4,858                                      219
     Capital One Financial Corp.    6,800                                    532
     Countrywide Financial Corp.    17,198                                   636
   o E*TRADE Financial Corp.    25,800                                       355
 (1) Franklin Resources, Inc.    15,100                                    1,025
     Goldman Sachs Group, Inc.    4,000                                      431
   o Instinet Group, Inc.    50,000                                          308
   o Investment Technology Group, Inc.    2,100                               42
     MBNA Corp.    13,390                                                    356
 (2) Moody's Corp.    12,100                                               1,014
     Nuveen Investments, Inc., Class A    5,600                              208
     Santander BanCorp    1,000                                               34
                                                                     -----------
                                                                           6,517

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ X 1,000)
     REAL PROPERTY  1.3%
     ---------------------------------------------------------------------------
     The St. Joe Co.    2,600                                                179
   o Trammell Crow Co.    2,000                                               34
   o United Capital Corp.    2,100                                            49
                                                                     -----------
                                                                             262

                                                       FACE
      SECURITY                                        AMOUNT
        RATE, MATURITY DATE                         ($ X 1,000)
      SHORT-TERM INVESTMENT  0.9% of net assets
      Bank of America, London Time Deposit
          1.94%, 02/01/05                               184                  184

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $17,806, and the unrealized gains and losses were $2,684 and $(131), respectively.

The fund's portfolio holdings include $47 of securities on loan.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      0.2% of net assets

      OTHER INVESTMENT COMPANIES  0.2%
      --------------------------------------------------------------------------
      Securities Lending Investments Fund    49,400                           49

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST
SCHWAB HEALTH CARE FUND(TM)
(Formerly Health Care Focus Fund)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
  97.6%  COMMON STOCK                                     73,822         87,169
   1.6%  SHORT-TERM INVESTMENT                             1,416          1,416
   0.0%  RIGHTS                                               --             --
--------------------------------------------------------------------------------
  99.2%  TOTAL INVESTMENTS                                75,238         88,585
   3.7%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                              3,287          3,287
 (2.9)%  OTHER ASSETS AND
         LIABILITIES, NET                                                (2,612)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                                89,260

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  97.6% of net assets

      BUSINESS SERVICES  8.2%
      --------------------------------------------------------------------------
   @o Cerner Corp.    17,000                                                 846
    o Gentiva Health Services, Inc.    9,000                                 143
      IMS Health, Inc.    65,100                                           1,522
    o Invitrogen Corp.    42,700                                           2,934
    o PDI, Inc.    35,892                                                    717
    o Ventiv Health, Inc.    50,000                                        1,169
                                                                     -----------
                                                                           7,331
      ELECTRONICS  8.6%
      --------------------------------------------------------------------------
    o Celera Genomics Group -- Applera Corp.    95,800                     1,271
  (1) PerkinElmer, Inc.    141,400                                         3,251
 o(5) Thermo Electron Corp.    104,600                                     3,132
                                                                     -----------
                                                                           7,654
      HEALTHCARE / DRUGS & MEDICINE  68.0%
      --------------------------------------------------------------------------
      Abbott Laboratories    30,000                                        1,350
    o Alliance Imaging, Inc.    40,000                                       534
    o AMERIGROUP Corp.    59,600                                           2,450
      Applied Biosystems Group -- Applera Corp.    145,300                 2,913
    o Apria Healthcare Group, Inc.    1,700                                   56
      Bausch & Lomb, Inc.    23,800                                        1,735
      Becton Dickinson & Co.    53,200                                     3,014
      Bristol-Myers Squibb Co.    71,900                                   1,685
    o Caremark Rx, Inc.    18,000                                            704
    o Centene Corp.    61,700                                              2,070
   @o Cephalon, Inc.    51,400                                             2,529
      CNS, Inc.    10,000                                                    153
 o(2) Coventry Health Care, Inc.    55,900                                 3,181
    o DaVita, Inc.    27,025                                               1,134
      Dentsply International, Inc.    15,000                                 841
    o Express Scripts, Inc.    11,500                                        853
    o First Horizon Pharmaceutical Corp.    80,000                         1,430
    o Genesis HealthCare Corp.    15,000                                     520
    o Haemonetics Corp.    48,000                                          1,866
 o(3) Humana, Inc.    92,100                                               3,156
    o InterMune, Inc.    80,000                                              913
  (8) Johnson & Johnson    47,400                                          3,067
    o Laboratory Corp. of America Holdings    45,600                       2,182
    o Lincare Holdings, Inc.    31,400                                     1,303
 (10) Medicis Pharmaceutical Corp., Class A    84,500                      3,050
      Merck & Co., Inc.    32,200                                            903
 o(4) Pacificare Health Systems, Inc.    50,900                            3,132
      Pfizer, Inc.    101,600                                              2,455
    o Res-Care, Inc.    26,439                                               421
    o Sierra Health Services, Inc.    27,400                               1,505
    o Sola International, Inc.    26,100                                     721
    o Techne Corp.    10,000                                                 349
    o Third Wave Technologies, Inc.    111,100                               798
  (7) UnitedHealth Group, Inc.    34,500                                   3,067
    o Visx, Inc.    70,000                                                 1,881
      Vital Signs, Inc.    6,800                                             273
      Wyeth    63,100                                                      2,501
                                                                     -----------
                                                                          60,695
      INSURANCE  9.6%
      --------------------------------------------------------------------------
  (6) Aetna, Inc.    24,500                                                3,113
  (9) CIGNA Corp.    38,100                                                3,058

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    o WellChoice, Inc.    45,000                                           2,395
                                                                     -----------
                                                                           8,566

      PRODUCER GOODS & MANUFACTURING  3.2%
      --------------------------------------------------------------------------
    o Kos Pharmaceuticals, Inc.    63,500                                  2,097
      Matthews International Corp., Class A
      23,800                                                                 826
                                                                     -----------
                                                                           2,923

      RIGHTS  0.0% of net assets

      HEALTHCARE / DRUGS & MEDICINE  0.0%
      --------------------------------------------------------------------------
    o OSI Pharmaceuticals, Inc. expires
          01/18/05    458                                                     --

                                                         FACE
      SECURITY                                          AMOUNT
        RATE, MATURITY DATE                           ($ X 1,000)
      SHORT-TERM INVESTMENT  1.6% of net assets

      HSBC Bank, USA Grand Cayman Time Deposit
        1.94%, 02/01/05                                     1,416          1,416

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $75,374, and the unrealized gains and losses were $15,119 and $(1,908), respectively.

The fund's portfolio holdings include $3,059 of securities on loan.

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      3.7% of net assets

      OTHER INVESTMENT COMPANIES  3.7%
      --------------------------------------------------------------------------
      Securities Lending Investments Fund    3,287,325                     3,287

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

SCHWAB CAPITAL TRUST
SCHWAB TECHNOLOGY FUND(TM)
(Formerly Technology Focus Fund)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($x1,000)         ($x1,000)
--------------------------------------------------------------------------------
 101.1%  COMMON STOCK                                 43,394             48,978
--------------------------------------------------------------------------------
 101.1%  TOTAL INVESTMENTS                            43,394             48,978
 (1.1)%  OTHER ASSETS AND LIABILITIES, NET                                 (518)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                                48,460

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  101.1% of net assets

      BUSINESS MACHINES & SOFTWARE  40.9%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    22,200                                        1,263
    o Apple Computer, Inc.    6,900                                          531
      Autodesk, Inc.    41,600                                             1,222
    o Cisco Systems, Inc.    60,660                                        1,094
o(10) Digi International, Inc.    96,200                                   1,433
    o EMC Corp.    34,400                                                    451
  (2) International Business Machines Corp.    30,800                      2,877
      Microsoft Corp.    49,100                                            1,290
    o MIPS Technology, Inc., Class A    60,300                               681
 o(7) NCR Corp.    46,200                                                  1,579
 o(3) Oracle Corp.    186,448                                              2,567
    o Storage Technology Corp.    23,800                                     750
    o Sun Microsystems, Inc.    167,700                                      731
    o Sybase, Inc.    48,900                                                 952
 o(4) Xerox Corp.    152,100                                               2,415
                                                                     -----------
                                                                          19,836
      BUSINESS SERVICES  26.9%
      --------------------------------------------------------------------------
    o Advent Software, Inc.    4,400                                          85
    o Ansys, Inc.    20,000                                                  646
  (9) Automatic Data Processing, Inc.    33,700                            1,465
    o Checkfree Corp.    33,100                                            1,291
    o Citrix Systems, Inc.    39,800                                         854
    o Earthlink, Inc.    113,100                                           1,134
  (8) Electronic Data Systems Corp.    68,900                              1,476
    o Hewitt Associates, Inc., Class A    10,000                             299
    o Intuit, Inc.    14,600                                                 569
    o Parametric Technology Corp.    95,900                                  547
    o Pec Solutions, Inc.    8,000                                            98
    o Polycom, Inc.    52,800                                                912
    o Progress Software Corp.    52,800                                    1,137
      SS&C Technologies, Inc.    41,700                                      912
    o Synopsys, Inc.    33,000                                               561
    o United Online, Inc.    95,700                                        1,032
                                                                     -----------
                                                                          13,018
      ELECTRONICS  27.0%
      --------------------------------------------------------------------------
      Agilysys, Inc.    59,100                                               996
 o(6) Applied Materials, Inc.    125,400                                   1,994
    o Aspect Communications Corp.    51,200                                  571
  (1) Intel Corp.    128,760                                               2,891
    o Lam Research Corp.    13,400                                           359
      Linear Technology Corp.    26,200                                      989
    o Microtune, Inc.    59,300                                              274
  (5) Motorola, Inc.    129,000                                            2,031
      MTS Systems Corp.    29,000                                          1,033
      Scientific-Atlanta, Inc.    32,800                                     994
    o Siliconix, Inc.    2,447                                                74
    o Supertex, Inc.    21,000                                               401
    o Virage Logic Corp.    13,500                                           201
    o Zebra Technologies Corp., Class A    5,300                             270
                                                                     -----------
                                                                          13,078

      OPTICAL & PHOTO  4.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    1,500                                                  16
    o Ingram Micro, Inc., Class A    63,700                                1,177
    o Photronics, Inc.    50,338                                             755
                                                                     -----------
                                                                           1,948

SCHWAB TECHNOLOGY FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TELEPHONE  2.3%
      --------------------------------------------------------------------------
    o Avaya, Inc.      76,500                                              1,098

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $43,485, and the unrealized gains and losses were $7,135 and $(1,642), respectively.

SCHWAB CAPITAL TRUST
LAUDUS U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2005, unaudited

The following are the portfolio holdings at 1/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 92.6%  COMMON STOCK                                    143,547          162,819
  1.3%  FOREIGN COMMON STOCK                              1,688            2,361
  0.2%  SHORT-TERM INVESTMENTS                              299              299
  4.7%  OTHER INVESTMENTS                                 8,346            8,346
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                               153,880          173,825
  1.2%  OTHER ASSETS AND LIABILITIES, NET                                  2,081
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 175,906

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  92.6% of net assets

      AEROSPACE / DEFENSE  0.5%
      --------------------------------------------------------------------------
      Rockwell Collins, Inc.    18,700                                       802

      AIR TRANSPORTATION  1.1%
      --------------------------------------------------------------------------
      Southwest Airlines, Inc.    129,632                                  1,877

      APPAREL  1.3%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.    42,865                                  1,442
      Nike, Inc., Class B    9,400                                           814
                                                                     -----------
                                                                           2,256
      BANKS  5.4%
      --------------------------------------------------------------------------
      Bank of America Corp.    27,100                                      1,256
      Bank of New York Co., Inc.    52,200                                 1,551
      BankNorth Group, Inc.    20,900                                        749
      Commerce Bancorp, Inc.    13,700                                       788
      JP Morgan Chase & Co.    54,000                                      2,016
      Mellon Financial Corp.    20,300                                       596
      North Fork Bancorp, Inc.    35,400                                   1,016
      Wells Fargo & Co.    17,500                                          1,073
      Zions Bancorp.    7,500                                                509
                                                                     -----------
                                                                           9,554
      BUSINESS MACHINES & SOFTWARE  3.8%
      --------------------------------------------------------------------------
      3M Co.    10,200                                                       860
      Adobe Systems, Inc.    13,300                                          757
    o BMC Software, Inc.    22,200                                           374
    o Cisco Systems, Inc.    99,000                                        1,786
    o Juniper Networks, Inc.    23,200                                       583
      Microsoft Corp.    72,150                                            1,896
    o Unisys Corp.    61,800                                                 485
                                                                     -----------
                                                                           6,741
      BUSINESS SERVICES  9.1%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.    14,800                           802
    o Apollo Group Inc., Class A    10,000                                   782
  (3) Cendant Corp.    114,700                                             2,701
    o Eclipsys Corp.    46,000                                               865
      First Data Corp.    37,000                                           1,507
    o FTI Consulting, Inc.    31,900                                         619
    o IAC InterActiveCorp.    25,100                                         608
      Interpublic Group of Cos., Inc.    73,500                              959
      Mercury Interactive Corp.    19,300                                    845
      Reynolds & Reynolds Co., Class A    21,300                             581
      Sirius Satellite Radio, Inc.    41,740                                 276
    o Sungard Data Systems, Inc.    47,400                                 1,275
      Tyco International Ltd.    37,700                                    1,363
    o Veritas Software Corp.    29,800                                       766
      Waste Management, Inc.    70,000                                     2,030
                                                                     -----------
                                                                          15,979
      CHEMICAL  1.2%
      --------------------------------------------------------------------------
      Monsanto Co.    19,800                                               1,072
    * Teva Pharmaceutical Industries Ltd.    35,200                        1,011
                                                                     -----------
                                                                           2,083
      CONSTRUCTION  0.5%
      --------------------------------------------------------------------------
    o Lennar Corp., Class A    15,200                                        858

      CONSUMER DURABLES  0.9%
      --------------------------------------------------------------------------
      Hillenbrand Industries, Inc.    19,000                               1,032
      Leggett & Platt, Inc.    21,150                                        603
                                                                     -----------
                                                                           1,635
      ELECTRONICS  10.2%
      --------------------------------------------------------------------------
    o Agere Systems, Inc., Class B    691,600                                996
    o Alliant Techsystems, Inc.    13,000                                    866
    o Andrew Corp.    61,400                                                 802
      Anixter International, Inc.    12,400                                  415
    o Applied Materials, Inc.    53,600                                      852
    o Arrow Electronics, Inc.    30,300                                      715
    o Celestica, Inc.    49,435                                              645
    o Cox Radio, Inc.    16,400                                              259
    o Cypress Semiconductor Corp.    69,600                                  793
    o Freescale Semiconductor, Inc. Class B    27,600                        482
      Intel Corp.    34,100                                                  766
      Micron Technology, Inc.    52,700                                      549
      Motorola, Inc.    67,300                                             1,059
      National Semiconductor Corp.    51,625                                 874
    o Novellus Systems, Inc.    41,300                                     1,080
      PerkinElmer, Inc.    38,450                                            884
      Qualcomm, Inc.    16,150                                               601
    o Teradyne, Inc.    105,350                                            1,478
      Texas Instruments, Inc.    46,500                                    1,079
    o Thermo Electron Corp.    27,800                                        832
    o Varian, Inc.    23,900                                                 954

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Vishay Intertechnology, Inc.    78,400                               1,025
                                                                     -----------
                                                                          18,006
      ENERGY : RAW MATERIALS  1.5%
      --------------------------------------------------------------------------
    o Cooper Cameron Corp.    16,100                                         908
      ENSCO International, Inc.    13,400                                    459
      Halliburton Co.    31,700                                            1,304
                                                                     -----------
                                                                           2,671
      FOOD & AGRICULTURE  3.2%
      --------------------------------------------------------------------------
      Coca-Cola Co.    43,000                                              1,784
      Cott Corp.    1,900                                                     46
      Hershey Foods Corp.    11,800                                          690
   o* Petroleo Brasileiro SA    24,600                                     1,000
      The Pepsi Bottling Group, Inc.    74,000                             2,024
                                                                     -----------
                                                                           5,544
      HEALTHCARE / DRUGS & MEDICINE  11.1%
      --------------------------------------------------------------------------
    o Amgen, Inc.    23,450                                                1,460
    o Barr Pharmaceuticals, Inc.    5,600                                    266
      Baxter International, Inc.    60,000                                 2,026
      Beckman Coulter, Inc.    11,300                                        757
    o Boston Scientific Corp.    54,800                                    1,812
      Cardinal Health, Inc.    27,400                                      1,543
    o Caremark Rx, Inc.    27,450                                          1,073
    o Charles River Laboratories, Inc.    16,800                             796
    o Edwards Lifesciences Corp.    22,800                                   928
   o* GlaxoSmithKline PLC    19,400                                          865
      Health Management Associates, Inc., Class A    71,800                1,585
      Health Net, Inc.    38,450                                           1,119
    o Par Pharmaceutical Cos., Inc.    7,900                                 299
      Pfizer, Inc.    46,400                                               1,121
    o St. Jude Medical, Inc.    26,000                                     1,021
      United Healthcare Corp.    14,900                                    1,325
    o Univision Communications, Inc.    9,700                                265
      Wellpoint, Inc.    10,800                                            1,312
                                                                     -----------
                                                                          19,573
      HOUSEHOLD PRODUCTS  0.7%
      --------------------------------------------------------------------------
      Colgate-Palmolive Co.    24,500                                      1,287

      INSURANCE  4.1%
      --------------------------------------------------------------------------
      American International Group, Inc.    24,800                         1,644
      Arthur J. Gallagher & Co.    16,050                                    476
      Assurant, Inc.    38,200                                             1,243
      Cigna Corp.    9,600                                                   770
      Marsh & McLennan Cos., Inc.    33,900                                1,102
      Old Republic International Corp.    27,100                             629
      St. Paul Cos., Inc.    35,200                                        1,321
                                                                     -----------
                                                                           7,185
      MEDIA  7.0%
      --------------------------------------------------------------------------
 o(2) Cablevision Systems New York Group, Class A   100,000                2,739
 o(9) Comcast Corp., Class A    70,350                                     2,224
    o Directv Group, Inc.    99,311                                        1,495
    o Entercom Communications Corp.    8,150                                 255
    o Liberty Media International, Inc., Class A    11,400                   516
 o(1) Time Warner, Inc.    245,900                                         4,426
      Westwood One, Inc.    13,700                                           331
      XM Satellite Radio Holdings, Inc.    10,455                            334
                                                                     -----------
                                                                          12,320
      MISCELLANEOUS FINANCE  7.8%
      --------------------------------------------------------------------------
      Capital One Financial Corp.    15,400                                1,206
  (7) Citigroup, Inc.    49,350                                            2,421
    o E*TRADE Group, Inc.    46,500                                          639
      Freddie Mac    13,100                                                  855
      MBNA Corp.    29,600                                                   787
      Merrill Lynch & Co., Inc.    13,350                                    802
    o Piper Jaffray Cos., Inc.    10,700                                     423
      Sovereign Bancorp, Inc.    85,000                                    1,933
      T.Rowe Price Group, Inc.    11,400                                     682
      The Goldman Sachs Group, Inc.    19,650                              2,119
      Washington Mutual, Inc.    45,200                                    1,824
                                                                     -----------
                                                                          13,691
      NON-DURABLES & ENTERTAINMENT  4.8%
      --------------------------------------------------------------------------
    o American Greetings Corp., Class A    45,300                          1,093
      Darden Restaurants, Inc.    36,400                                   1,076
    o EMCOR Group, Inc.    15,355                                            660
  (5) McDonald's Corp.    80,000                                           2,591
  o*  Shanda Interactive Entertainment Ltd.    13,200                        433
  (4) Yum! Brands, Inc.    56,000                                          2,596
                                                                     -----------
                                                                           8,449
      OIL : DOMESTIC  2.5%
      --------------------------------------------------------------------------
    o Exxon Mobil Corp.    40,000                                          2,064
    o Transocean, Inc.    20,050                                             882
      Unocal Corp.    31,100                                               1,480
                                                                     -----------
                                                                           4,426
      OPTICAL & PHOTO  0.3%
      --------------------------------------------------------------------------
    o Corning, Inc.    49,800                                                545

      PRODUCER GOODS & MANUFACTURING  2.4%
      --------------------------------------------------------------------------
      Dover Corp.    12,700                                                  486
      General Electric Co.    51,000                                       1,843
      Grainger, Inc.    13,000                                               796
      Pall Corp.    11,950                                                   322
      York International Corp.    19,500                                     708
                                                                     -----------
                                                                           4,155
      RAILROADS  0.6%
      --------------------------------------------------------------------------
      Union Pacific Corp.    18,700                                        1,115

      RETAIL  8.8%
      --------------------------------------------------------------------------
    o Amazon.com, Inc.    11,600                                             501
    o Ann Taylor Stores Corp.    33,300                                      716
      Autozone, Inc.    11,670                                             1,042
      BJ Services Co.    15,300                                              735
  (8) Costco Cos., Inc.    50,000                                          2,363
    o Linens 'n Things, Inc.    34,791                                       901
      May Department Stores Co.    30,250                                  1,025
      Talbots, Inc.    30,800                                                834
 (10) Target Corp.    43,250                                               2,196
      The Gap, Inc.    90,000                                              1,981

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      The TJX Max Cos., Inc.    23,100                                       578
  (6) Tiffany & Co.    81,700                                              2,568
                                                                     -----------
                                                                          15,440
      TELEPHONE  3.1%
      --------------------------------------------------------------------------
      Alltel Corp.    22,000                                               1,211
    o Crown Castle International Corp.    30,200                             495
    o Ditech Communications Corp.    21,800                                  290
    o Liberty Media Corp., Class A    190,000                              1,983
    o NII Holdings, Inc.    27,800                                         1,496
                                                                     -----------
                                                                           5,475
      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
      Carnival Corp.    20,000                                             1,152

      FOREIGN COMMON STOCK  1.3% of net assets

      SOUTH KOREA  0.5%
      --------------------------------------------------------------------------
      Samsung Electronics Co. Ltd. Preferred    1,800                        869

      UNITED KINGDOM  0.8%
      --------------------------------------------------------------------------
    o Lloyds TSB Group PLC    159,400                                      1,492

      SECURITY                                       FACE AMOUNT
            RATE, MATURITY DATE                      ($ x 1,000)
      SHORT-TERM INVESTMENTS  0.2% of net assets

      U.S. GOVERNMENT SECURITIES  0.2%
      U.S. Treasury Bills
         2.12%, 03/17/05                                    300              299

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENTS  4.7% of net assets

      OTHER INVESTMENT COMPANIES  4.7%
      PNC Bank - Money Market Account    276,314                             276
      Provident Institutional Funds - TempCash    2,022,822                2,023
      Provident Institutional Funds - TempFund    6,046,855                6,047
                                                                     -----------
                                                                           8,346

END OF INVESTMENTS

At 01/31/05, the tax basis cost of the fund's investments was $155,434, and the unrealized gains and losses were $23,111 and ($4,720), respectively.

SCHWAB CAPITAL TRUST
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2005, unaudited

The following are the portfolio holdings at 1/31/05. For more information please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

                                                        COST             VALUE
HOLDINGS BY CATEGORY                                  ($x1,000)        ($x1,000)
--------------------------------------------------------------------------------
 96.9%  COMMON STOCK                                   107,201           127,415
  1.8%  OTHER INVESTMENTS                                2,398             2,398
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                              109,599           129,813
  1.3%  OTHER ASSETS AND LIABILITIES, NET                                  1,659
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 131,472

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  96.9% of net assets

      AIR TRANSPORTATION  0.2%
      --------------------------------------------------------------------------
      Southwest Airlines, Inc.    19,700                                     285

      APPAREL  1.5%
      --------------------------------------------------------------------------
      Columbia Sportswear Co.    12,300                                      675
    o Deckers Outdoor Corp.    15,925                                        617
      Jones Apparel Group, Inc.    11,085                                    373
      OshKosh B'Gosh, Inc.    12,600                                         245
                                                                     -----------
                                                                           1,910
      BANKS  1.0%
      --------------------------------------------------------------------------
      BankNorth Group, Inc.    9,100                                         326
      Mellon Financial Corp.    8,800                                        258
      North Fork Bancorp, Inc.    15,450                                     444
      Zions Bancorp.    3,200                                                217
                                                                     -----------
                                                                           1,245
      BUSINESS MACHINES & SOFTWARE  3.4%
      --------------------------------------------------------------------------
    o 3Com Corp.    156,130                                                  573
    o Ascential Software Corp.    54,500                                     780
    o Computer Horizons Corp.    105,300                                     413
    o F5 Networks, Inc.    14,300                                            686
    o Gateway, Inc.    116,100                                               549
    o Micromuse    27,000                                                    139
    o Serena Software, Inc.    29,000                                        623
    o Unisys Corp.    26,900                                                 211
    o Viisage Technology, Inc.    68,580                                     489
                                                                     -----------
                                                                           4,463
      BUSINESS SERVICES  17.5%
      --------------------------------------------------------------------------
    o Agile Software Corp.    83,200                                         608
      Analogic Corp.    14,890                                               611
    o Anteon International Corp.    10,000                                   343
    o Aspen Technology, Inc.    121,600                                      620
      Bowne & Co., Inc.    26,300                                            391
    o Brocade Communications Systems, Inc.    108,500                        673
o(10) Ciber, Inc.    160,870                                               1,355
    o DeVry, Inc.    16,000                                                  284
    o Digital River, Inc.    22,400                                          876
    o Doubleclick, Inc.    82,550                                            674
    o Eclipsys Corp.    35,780                                               673
    o Education Management Corp.    20,820                                   665
      Global Payments, Inc.    9,900                                         567
    o Hyperion Solutions Corp.    9,000                                      432
    o Indus International, Inc.    166,200                                   369
    o InFocus Corp.    54,300                                                399
    o Informatica Corp.    122,030                                           944
    o InFoSpace, Inc.    11,600                                              548
    o Internet Security Systems, Inc.    29,740                              665
    o Interpublic Group of Cos., Inc.    31,990                              417
    o Keane, Inc.    53,400                                                  698
    o Korn/Ferry International    27,900                                     550
    o Lionbridge Technologies, Inc.    23,600                                148
    o ManTech International Corp. Class A    52,360                        1,128
    o Maximus, Inc.    18,920                                                569
    o Navigant Consulting, Inc.    32,300                                    773
    o Performance Food Group Co.    27,760                                   755
    o Priority Healthcare Corp., Class B    34,900                           805
    o Resources Connection, Inc.    23,550                                 1,201
      Reynolds & Reynolds Co., Class A    9,200                              251
    o RSA Security, Inc.    59,400                                         1,046
    o Tetra Technologies, Inc.    22,850                                     638
    o Tibco Software, Inc.    26,980                                         296
    o Tier Technologies, Inc.    63,300                                      526
    o Watson Wyatt & Co. Holdings    20,880                                  548
    o Websense, Inc.    17,800                                               956
                                                                     -----------
                                                                          23,002
      CHEMICAL  0.5%
      --------------------------------------------------------------------------
      Olin Corp.    31,800                                                   708

      CONSTRUCTION  5.7%
      --------------------------------------------------------------------------
      Beazer Homes USA, Inc.    8,450                                      1,255
    o EMCOR Group, Inc.    6,650                                             286
    o Infrasource Services, Inc.    15,700                                   190
    o Insituform Technologies, Inc., Class A    15,625                       245
      Martin Marietta Materials, Inc.    12,920                              698
      Standard Pacific Corp.    11,100                                       739
      Texas Industries, Inc.    7,350                                        467
  (6) The Ryland Group, Inc.    23,400                                     1,518
    o Toll Brothers, Inc.    13,900                                        1,085
    o WCI Communities, Inc.    31,300                                        997
                                                                     -----------
                                                                           7,480
      CONSUMER DURABLES  1.2%
      --------------------------------------------------------------------------
    o Global Power Equipment Group, Inc.    63,700                           609
      Hillenbrand Industries, Inc.    8,200                                  445
      La-Z-Boy Chair Co.    20,840                                           291
      Leggett & Platt, Inc.    9,150                                         261
                                                                     -----------
                                                                           1,606

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CONTAINERS  0.2%
      --------------------------------------------------------------------------
    o Mobile Mini, Inc.    7,950                                             272

      ELECTRONICS  10.8%
      --------------------------------------------------------------------------
    o Agere Systems, Inc., Class B    300,300                                432
    o Alliant Techsystems, Inc.    5,700                                     380
    o Andrew Corp.    70,330                                                 919
      Anixter International, Inc.    5,350                                   179
    o Arrow Electronics, Inc.    13,100                                      309
    o Avid Technology, Inc.    17,300                                      1,091
    o Brooks Automation, Inc.    18,000                                      275
      C & D Technologies, Inc.    46,900                                     712
    o Captaris, Inc.    72,400                                               356
    o Celestica, Inc.    21,420                                              280
    o Cox Radio, Inc.    7,100                                               112
    o Cypress Semiconductor Corp.    30,200                                  344
      Faro Technologies, Inc.    11,300                                      326
    o Freescale Semiconductor, Inc. Class B    12,000                        210
    o General Cable Corp.    44,690                                          539
    o IXIA Communications    43,600                                          677
      National Semiconductor Corp.    22,360                                 379
    o Novellus Systems, Inc.    17,900                                       468
      OmniVision Technologies, Inc.    18,950                                308
      PerkinElmer, Inc.    16,700                                            384
    o Powerwave Technologies, Inc.    93,200                                 734
    o Rofin-Sinar Technologies, Inc.    22,300                               894
    o Sungard Data Systems, Inc.    19,650                                   528
    o Tekelec    56,400                                                    1,029
    o Teradyne, Inc.    28,600                                               401
    o Thermo Electron Corp.    12,100                                        362
    o TRC Cos., Inc.    41,580                                               656
    o Varian, Inc.    10,400                                                 415
    o Vishay Intertechnology, Inc.    34,000                                 444
                                                                     -----------
                                                                          14,143
      ENERGY : RAW MATERIALS  5.1%
      --------------------------------------------------------------------------
      Arch Coal, Inc.    31,500                                            1,151
    o Cooper Cameron Corp.    7,000                                          395
      ENSCO International, Inc.    5,800                                     198
    o Foundation Coal Holdings, Inc.    11,100                               244
      Helmerich & Payne, Inc.    20,860                                      791
  (9) Joy Global, Inc.    49,950                                           1,395
    o Offshore Logistics, Inc.    22,350                                     713
  (2) Tidewater, Inc.    45,670                                            1,770
                                                                     -----------
                                                                           6,657
      FOOD & AGRICULTURE  1.8%
      --------------------------------------------------------------------------
      American Italian Pasta Co. Class A    27,810                           754
      Cott Corp.    800                                                       19
  o   Hain Celestial Group, Inc.    40,740                                   820
      MGP Ingredients, Inc.    14,725                                        112
      Sensient Technologies Corp.    28,800                                  655
                                                                     -----------
                                                                           2,360
      GOLD  0.7%
      --------------------------------------------------------------------------
    o Kinross Gold Corp.    66,591                                           438
    o Meridian Gold, Inc.    28,900                                          535
                                                                     -----------
                                                                             973
      HEALTHCARE / DRUGS & MEDICINE  11.3%
      --------------------------------------------------------------------------
    o Accredo Heath, Inc.    20,890                                          622
    o Andrx Corp.    26,870                                                  587
    o Arthrocare Corp.    38,500                                           1,145
    o Barr Pharmaceuticals, Inc.    2,400                                    114
      Beckman Coulter, Inc.    4,900                                         328
    o Cardiodynamics International Corp.    93,900                           423
    o Centene Corp.    28,150                                                944
    o Charles River Laboratories, Inc.    7,300                              346
    o Cholestech Corp.    67,425                                             847
    o Cymer, Inc.    5,000                                                   133
 o(4) Cytyc Corp.    64,300                                                1,611
    o Edwards Lifesciences Corp.    10,000                                   407
    o Enzon, Inc.    47,500                                                  613
    o Eon Labs, Inc.    32,500                                               834
      Health Management Associates, Inc., Class A    8,700                   192
      Health Net, Inc.    16,700                                             486
      Human Genome Sciences, Inc.    36,850                                  440
    o Impax Laboratories, Inc.    28,720                                     492
      Ivax Corp.    22,137                                                   333
      NBTY, Inc.    22,840                                                   625
    o Par Pharmaceutical Cos., Inc.    15,410                                584
      Perrigo Co.    34,690                                                  595
    o Pharmaceutical Product Development, Inc.    27,950                   1,159
    o Synovis Life Technologies Inc.    27,800                               283
    o Theragenics Corp.    62,400                                            249
    o Thoratec Corp.    52,000                                               517
                                                                     -----------
                                                                          14,909
      INSURANCE  2.0%
      --------------------------------------------------------------------------
      Arthur J. Gallagher & Co.    7,000                                     208
      Assurant, Inc.    16,600                                               540
      Hilb, Rogal & Hobbs Co.    8,900                                       316
      Hooper Holmes, Inc.    246,390                                       1,244
      Old Republic International Corp.    11,800                             274
                                                                     -----------
                                                                           2,582
      MEDIA  1.4%
      --------------------------------------------------------------------------
    o Emmis Communications Corp.    26,800                                   471
    o Entercom Communications Corp.    3,550                                 111
    o Raindance Communications, Inc.    174,200                              387
    o Univision Communications, Inc.    4,200                                115
    o Valassis Communications, Inc.    18,860                                640
      Westwood One, Inc.    5,900                                            142
                                                                     -----------
                                                                           1,866

      MISCELLANEOUS FINANCE  4.7%
      --------------------------------------------------------------------------
    o Knight Trading Group, Inc.    52,630                                   522
      MDC Holdings, Inc.    14,848                                         1,081
    o Piper Jaffray Cos., Inc.    4,600                                      182
 o(3) Portfolio Recovery Associates, Inc.    40,700                        1,685
      Raymond James Financial, Inc.    22,880                                713
  (7) The Chicago Mercantile Exchange    6,900                             1,480
    o Wheeling-Pittsburgh Corp.    16,350                                    569
                                                                     -----------
                                                                           6,232
      NON-DURABLES & ENTERTAINMENT  1.9%
      --------------------------------------------------------------------------
    o California Pizza Kitchen, Inc.    27,860                               708

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Darden Restaurants, Inc.    15,800                                     467
      Leapfrog Enterprises, Inc.    43,200                                   572
    o O' Charleys, Inc.    42,640                                            786
                                                                     -----------
                                                                           2,533
      NON-FERROUS METALS  1.8%
      --------------------------------------------------------------------------
      Commercial Metals Co.    42,200                                      1,220
      Gibraltar Industries, Inc.    17,750                                   430
    o RTI International Metals, Inc.    27,900                               681
                                                                     -----------
                                                                           2,331
      OIL : DOMESTIC  1.7%
      --------------------------------------------------------------------------
    o Global Industry Ltd.    137,100                                      1,107
    o Transocean, Inc.    8,750                                              385
    o Whiting Petroleum Corp.    22,800                                      796
                                                                     -----------
                                                                           2,288
      PRODUCER GOODS & MANUFACTURING  8.2%
      --------------------------------------------------------------------------
    o Actuant Corp.    5,900                                                 308
      Baldor Electric Co.    32,800                                          919
    o BE Aerospace, Inc.    48,300                                           521
    o Bucyrus International, Inc.    30,050                                1,103
      Cognex Corp.    11,900                                                 311
    o Coherent, Inc.    12,875                                               386
      Dover Corp.    5,500                                                   210
    o Flowserve Corp.    26,400                                              659
      Grainger, Inc.    5,600                                                343
    o GSI Lumonics, Inc.    34,875                                           338
    o Knoll, Inc.    12,200                                                  204
    o Oceaneering International, Inc.    22,400                              854
      Pall Corp.    27,800                                                   749
  (5) Steelcase, Inc., Class A    113,670                                  1,548
      Teleflex, Inc.    10,900                                               553
    o Tenneco, Inc.    22,650                                                365
      The Manitowoc Co., Inc.    31,480                                    1,146
      York International Corp.    8,500                                      309
                                                                     -----------
                                                                          10,826
      REAL PROPERTY  1.5%
      --------------------------------------------------------------------------
    o FelCor Lodging Trust, Inc.    31,830                                   444
      Innkeepers USA Trust    36,660                                         495
      Post Properties, Inc.    12,910                                        409
      Washington Real Estate Investment Trust    19,910                      603
                                                                     -----------
                                                                           1,951
      RETAIL  4.7%
      --------------------------------------------------------------------------
    o 99 Cents Only Stores    42,760                                         642
    o Ann Taylor Stores Corp.    14,300                                      307
    o Coldwater Creek, Inc.    34,800                                        949
    o Genesco, Inc.    40,450                                              1,171
    o Guitar Center, Inc.    16,350                                          936
      Pier 1 Imports, Inc.    16,910                                         300
      Silgan Holdings, Inc.    14,850                                        887
      Talbots, Inc.    13,300                                                360
      The TJX Max Cos., Inc.    10,000                                       250
      Tiffany & Co.    13,700                                                431
                                                                     -----------
                                                                           6,233
      RETAIL- EATING & DRINKING PLACES  0.5%
      --------------------------------------------------------------------------
    o Texas Roadhouse, Inc. Class A    19,650                                632

      STEEL  5.3%
      --------------------------------------------------------------------------
 o(8) AK Steel Holding Corp.    96,700                                     1,403
      Allegheny Technologies, Inc.    47,200                               1,133
 o(1) Cleveland Cliffs, Inc.    32,100                                     2,102
      Schnitzer Steel Industries, Inc., Class A    38,300                  1,319
      Steel Dynamics, Inc.    25,500                                         964
                                                                     -----------
                                                                           6,921
      TRAVEL & RECREATION  1.5%
      --------------------------------------------------------------------------
      Central Parking Corp.    36,680                                        524
    o Six Flags, Inc.    141,921                                             607
    o Vail Resorts, Inc.    34,700                                           832
                                                                     -----------
                                                                           1,963
      TRUCKING & FREIGHT  0.8%
      --------------------------------------------------------------------------
      Arkansas Best Corp.    13,550                                          544
    o U.S. Xpress Enterprises, Inc., Class A    16,700                       500
                                                                     -----------
                                                                           1,044
      OTHER INVESTMENTS  1.8% OF NET ASSETS

      OTHER INVESTMENT COMPANIES  1.8%
      Provident Institutional Funds - TempFund
         2,397,731                                                         2,398

END OF INVESTMENTS.

At 1/31/05, the tax basis cost of the fund's investments was $110,326, and the unrealized gains and losses were $23,933 and ($4,446), respectively.

SCHWAB CAPITAL TRUST
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 =  All or a portion of this security is held as collateral for future contracts

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 95.4%   FOREIGN COMMON STOCK                          577,274          726,618
  0.1%   SHORT-TERM INVESTMENTS                            997              997
  5.5%   OTHER INVESTMENTS                              41,838           41,838
--------------------------------------------------------------------------------
101.0%   TOTAL INVESTMENTS                             620,109          769,453
 (1.0)%  OTHER ASSETS AND
         LIABILITIES, NET                                                (7,251)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               762,202

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOREIGN COMMON STOCK  95.4% of net assets

      AUSTRALIA  2.9%
      --------------------------------------------------------------------------
      Australia and New Zealand Banking Group Ltd. 376,000                 6,000
      Billabong International Ltd.    84,200                                 786
    o Bradken Ltd.    209,578                                                471
      John Fairfax Holdings Ltd.    958,000                                3,274
      Just Group    532,282                                                1,167
      Macarthur Coal Ltd.    234,124                                         898
      Macquarie Bank Ltd.    49,800                                        1,885
      Perpetual Trustees Australia Ltd.    19,300                          1,001
      SFE Corp.    101,076                                                   831
      Sigma Co. Ltd.    115,100                                              802
      Toll Holdings Ltd.    154,500                                        1,582
      Wesfarmers Ltd.    49,100                                            1,495
      West Australian Newspapers Holdings Ltd.    230,706                  1,564
                                                                     -----------
                                                                          21,756
      AUSTRIA  0.6%
      --------------------------------------------------------------------------
      Andritz AG    19,427                                                 1,526
      Erste Bank der Oesterreichischen Sparkassen AG  57,400               2,836
      Palfinger AG    5,650                                                  317
                                                                     -----------
                                                                           4,679
      BAHAMAS  0.2%
      --------------------------------------------------------------------------
    o Steiner Leisure Ltd.    45,973                                       1,426

      BELGIUM  0.4%
      --------------------------------------------------------------------------
      EVS Broadcast Equipment SA    3,247                                    372
      Interbrew SA    60,500                                               2,244
    o Option N.V.    22,754                                                  694
                                                                     -----------
                                                                           3,310
      BRAZIL  0.7%
      --------------------------------------------------------------------------
      Banco Itau SA Preferred    11,850                                    1,765
    * Companhia de Bebidas    19,800                                         505
      Companhia de Concessoes Rodoviaria    32,500                           652
    * Gol Linhas Aereas International    21,500                              634
    o Natura Cosmeticos SA    29,000                                         708
   o* Telesp Celular Participacoes SA    183,258                           1,136
                                                                     -----------
                                                                           5,400
      CANADA  3.0%
      --------------------------------------------------------------------------
    o Algoma Steel, Inc.    93,356                                         2,035
    o Alimentation Couche-Tard, Inc.    28,300                               890
      Canadian National Railway Co.    31,100                              1,847
      CHC Helicopter Corp.    27,097                                       1,158
      Corus Entertainment, Inc.    39,300                                    874
      Encana Corp.    36,000                                               2,129
    o Extendicare, Inc., Class A    95,214                                 1,447
      Four Seasons Hotel, Inc. Ltd.    16,700                              1,290
      Home Capital Group, Inc., Class B    35,560                            946
      Manulife Financial Corp.    40,100                                   1,764
   o* Nortel Networks Corp.    255,200                                       829
      Peyto Energy Trust    53,273                                         2,078
    o Precision Drilling Corp.    16,900                                   1,149
    o Research in Motion Ltd.    15,400                                    1,096
    o Shoppers Drug Mart Corp.    29,100                                     919
      Suncor Energy, Inc.    4,700                                           151
    o Transat A.T., Inc.    105,376                                        2,249
                                                                     -----------
                                                                          22,851
      CHILE  0.4%
      --------------------------------------------------------------------------
    * Banco Santander Chile SA    26,300                                     851
   o* Cencosud SA,144A    42,100                                           1,015
    * LanChile SA    28,300                                                1,004
      S.A.C.I. Falabella SA    216,500                                       480
                                                                     -----------
                                                                           3,350
      CROATIA  0.1%
      --------------------------------------------------------------------------
    o RONA, Inc.    16,300                                                   593

      CZECH REPUBLIC  0.2%
      --------------------------------------------------------------------------
      Cesky Telecom A/S    89,731                                          1,627

      DENMARK  0.8%
      --------------------------------------------------------------------------
      Bang Olufsen A/S Class B    21,880                                   1,470
      Kobenhavns Lufthavne    7,787                                        1,702
      Novo Nordisk A/S,    20,800                                          1,108
    o TopDanmark Development A/S    22,157                                 1,574
                                                                     -----------
                                                                           5,854

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      EGYPT  0.1%
      --------------------------------------------------------------------------
      Orascom Construction Industries    49,405                              846

      ESTONIA  0.1%
      --------------------------------------------------------------------------
      Hansabank Ltd.    38,800                                               506

      FINLAND  0.9%
      --------------------------------------------------------------------------
      Metso Oyj    171,100                                                 2,587
      Nokian Renkaat Oyj    22,405                                         3,220
      Perlos Oyj    64,600                                                   715
                                                                     -----------
                                                                           6,522
      FRANCE  9.2%
      --------------------------------------------------------------------------
    o Alten    35,356                                                        869
      April Group    19,208                                                  542
    o AXAlto Holding N.V.    85,855                                        2,496
      Banque National de Paris    59,000                                   4,257
      Carrefour SA    28,703                                               1,480
    o Christian Dior SA    13,000                                            834
      Essilor International SA    25,200                                   1,790
    o France Telecom SA    60,600                                          1,901
      Generale de Sante    40,639                                            940
      Hermes International    4,500                                          883
      Ipsos    5,270                                                         563
    o JC Decaux SA    165,600                                              4,428
      Klepierre    10,200                                                    887
      L'Oreal    68,500                                                    5,130
      Lvmh Moet Hennessy Louis Vutton SA    7,000                            486
      M6 Metropole Television    19,100                                      548
    o Michelin (C.G.D.E.), Class B    39,500                               2,556
      Neopost SA    78,100                                                 6,027
    o Nexity Co.    45,905                                                 1,616
    o Orpea    25,700                                                        996
    o PagesJaunes SA    57,513                                             1,381
      Pernod-Ricard    18,375                                              2,601
      Publicis Groupe SA    221,000                                        6,957
  (4) Sanofi-Aventis   118,360                                             8,833
      Spir Communication    2,973                                            564
      SR Teleperformance    61,312                                         1,664
      Technip SA    11,050                                                 1,851
      Total SA, Class B    5,000                                           1,072
      Trader Classified Media N.V.    35,558                                 484
    o Vivendi Universal SA    166,300                                      5,261
                                                                     -----------
                                                                          69,897
      GERMANY  7.4%
      --------------------------------------------------------------------------
      Allianz AG    10,795                                                 1,280
  (9) Bayerische Motoren-Werke AG    188,500                               7,905
      Bayerische Vereinsbank AG    60,510                                  1,331
      Bijou Brigitte Modische Accessoires AG    3,012                        434
      Celesio AG    21,800                                                 1,692
    o Commerzbank AG    58,800                                             1,251
    o Continental AG    28,900                                             2,006
      Deutsche Boerse AG    102,500                                        6,373
      DIS Deutscher Industrie Service AG    25,095                           916
      EON AG    30,600                                                     2,741
   o* Efes Breweries International GDR Ebidq.L    23,851                     766
      Funkwerk AG    18,090                                                  855
      GFK  AG    34,448                                                    1,302
      Grenskeleasing AG    8,947                                             402
      Hannover Rueckversicherung AG    96,000                              3,695
      Henkel KGaA    81,000                                                6,863
    o Hugo Boss AG Preferred    29,922                                       981
      Krones AG    6,922                                                     814
      Linde AG    25,585                                                   1,624
      Merck KGAA    6,400                                                    425
      MPC Muenchmeyer Petersen Capital AG    15,186                        1,128
    o Norddeutsche Affinerie AG    32,328                                    655
      ProSiebenSat.1 Media AG Preferred    91,675                          1,686
      Puma AG    3,230                                                       796
      Rational AG    4,376                                                   452
      SAP AG    20,650                                                     3,211
    o SBS Broadcasting SA    48,328                                        1,820
    o Software AG    31,546                                                1,028
    o Techem AG    23,687                                                  1,026
      Wincor Nixdorf AG    9,976                                             799
                                                                     -----------
                                                                          56,257
      GREECE  0.6%
      --------------------------------------------------------------------------
      Coca-Cola Hellenic Bottling Co. SA    50,300                         1,187
      EFG Eurobanck Ergasias    34,700                                     1,119
    o Fourlis SA    49,210                                                   373
      National Bank of Greece SA    55,880                                 1,884
                                                                     -----------
                                                                           4,563
      HONG KONG  2.9%
      --------------------------------------------------------------------------
      Cheung Kong Holdings Ltd.    99,600                                    913
      China Insurance International Holdings Co. Ltd.       1,056,900        440
      China Mobile Ltd.    948,300                                         2,973
      China Travel International Investment Ltd.         2,478,000           786
      Citic Pacific Ltd.    233,800                                          655
    o CNOOC Ltd.    4,340,900                                              2,296
      Esprit Holdings Ltd.    205,000                                      1,185
    o Foxconn International Holdings    282,400                              141
      Giordano International Ltd.    1,436,000                               888
      Hang Lung Group Ltd.    20,800                                          36
      Hang Lung Properties Ltd.    320,000                                   480
      Henderson Land Development Co.    40,200                               191
      Hong Kong & China Gas Co. Ltd.    324,600                              674
      HSBC Holdings PLC    91,200                                          1,508
      Hutchison Whampoa    32,600                                            297
      Lifestyle International Holdings Ltd.    117,500                       181
    o Pacific Basin Shipping Ltd.    2,518,000                             1,081
      Sinopec Beijing Yanhua Petrochemical Co. Ltd.      6,254,000         2,947
      Sung Hung Kai Properties    98,900                                     916
      Techtronic Industries Co., Ltd.    1,370,000                         3,065
                                                                     -----------
                                                                          21,653
      HUNGARY  0.2%
      --------------------------------------------------------------------------
      Otp Bank Rt.    49,900                                               1,615

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      INDIA  1.1%
      --------------------------------------------------------------------------
      Associated Cement Cos. Ltd.    116,800                                 956
    o Bharat Forge    513                                                      3
      Bharat Forge Ltd.    22,425                                            695
    o Bharti Televentures Ltd.    175,700                                    927
      HDFC Bank Ltd.    66,800                                               864
      Housing Development Finance Corp., Ltd.    57,700                    1,028
    o Infosys Technologies Ltd.    29,100                                  1,378
      Mahindra & Mahindra Ltd.    197,800                                  2,445
                                                                     -----------
                                                                           8,296
      INDONESIA  0.1%
      --------------------------------------------------------------------------
    o PT Bank Rakyat Indonesia    2,365,000                                  710
      IRELAND  1.7%
      --------------------------------------------------------------------------
      Anglo Irish Bank Corp. PLC    67,500                                 1,644
  (7) Bank of Ireland    532,000                                           8,391
    o Grafton Group PLC - UTS    65,800                                      808
    o Paddy Power PLC    51,951                                              792
    o United Drug PLC   273,046                                            1,328
                                                                     -----------
                                                                          12,963
      ISRAEL  0.2%
      --------------------------------------------------------------------------
   o* ECI Telecom Ltd.    141,349                                          1,086
   o* Orbotech Ltd.    25,000                                                522
                                                                     -----------
                                                                           1,608
      ITALY  2.9%
      --------------------------------------------------------------------------
      Assicurazioni Generali    65,860                                     2,180
      Banca Intesabci SPA    369,700                                       1,717
      Banco Popolare di Verona e Novara Scrl    254,800                    4,892
      Credito Emiliano SPA    73,900                                         738
    o Enel SPA    60,585                                                     569
      Eni SPA    62,400                                                    1,516
      Hera SPA    238,900                                                    715
      Marzotto SPA    47,938                                                 921
      Mediobanca SPA    14,200                                               241
      Pirelli & C. Real Estate SPA    15,500                                 853
      Saipem SPA    148,771                                                1,881
      San Paolo IMI SPA    135,000                                         1,883
      Unicredito Italiano SPA    724,000                                   3,983
                                                                     -----------
                                                                          22,089
      JAPAN  15.0%
      --------------------------------------------------------------------------
    o AEON Co. Ltd.    2,800                                                  47
      Aeon Credit Service Co. Ltd.    15,100                               1,063
      Aeon Mall Co. Ltd    12,300                                            946
      Arbeit-Times Co. Ltd.    20,109                                        758
      Arealink Co. Ltd.    420                                             1,401
      Arisawa Manufacturing Co. Ltd.    16,400                               672
    o Arnest One Corp.    22,200                                             576
      Askul Corp.    10,400                                                  573
      Canon, Inc.    62,400                                                3,257
    o Chiyoda Corp.    113,000                                               936
      Credit Saison Co. Ltd.    83,800                                     2,851
      Cybernet Systems Co. Ltd.    144                                       473
      Daiwa Securities Group, Inc.    176,000                              1,194
      Diamond City Co. Ltd.    18,800                                        536
      East Japan Railway Co.    198                                        1,070
      en-Japan, Inc.    555                                                1,513
      Exedy Corp.    24,500                                                  445
      Fast Retailing Co. Ltd.    24,400                                    1,663
    o Fuji Television Network, Inc.    346                                   759
      Global One Real Estate Investment Co. Ltd.    143                    1,241
      Hino Motors Ltd.    202,300                                          1,451
      Hitachi Koki Co. Ltd.    117,000                                     1,029
  (6) Honda Motor Co. Ltd.    162,200                                      8,513
      Honeys Co. Ltd    3,000                                                118
      Hoya Corp.    23,000                                                 2,372
      ITO EN Ltd.    12,600                                                  667
    o J-Oil Mills, Inc.    310,000                                         1,142
    o Japan Airlines System Corp.    208,000                                 621
    o Kennedy-Wilson Japan    248                                            527
    o Kennedy-Wilson Japan - W I    496                                      911
      Keyence Corp.    10,100                                              2,321
      Meitec Corp.    120,000                                              4,443
      Mitsubishi Tokyo Financial Group, Inc.    135                        1,275
      Mizuho Financial Group, Inc.    440                                  2,122
      Musashino Bank Ltd.    8,700                                           410
      Nakanishi, Inc.    7,000                                               533
    o Neomax Co. Ltd.    30,600                                              601
      Nidec Corp.    14,800                                                1,662
      Nikko Cordial Corp.    379,600                                       1,794
      Nippon Broadcasting System, Inc.    3,700                              214
      Nishimatsuya Chain Co. Ltd.    39,600                                1,462
      Nitori Co. Ltd.    11,180                                              701
      NIWS Co. Ltd.    688                                                 1,962
      Nomura Holdings, Inc.    77,300                                      1,017
      Okinawa Cellular Telephone Co.    203                                  911
      Olympus Optical Co. Ltd.    197,000                                  4,113
      Orix Corp.    36,600                                                 4,843
      Park24 Co. Ltd.    33,000                                              652
      Phoenix Electric Co. Ltd.    47,200                                    913
      Point, Inc.    76,640                                                2,556
      Promise Co. Ltd.    30,536                                           2,152
    o Roland DG Corp.    16,800                                              870
    o Ryohin Keikaku Co. Ltd.    13,000                                      667
      Sankyo Co., Ltd. Gunma    1,000                                         54
    o Sega Sammy Holdings, Inc.    42,224                                  2,722
      Sharp Corp.    199,900                                               3,067
      Shinsei Bank Ltd.    194,000                                         1,176
      SMC  Corp.    25,600                                                 2,994
      Sumitomo Trust and Banking Co. Ltd.    468,700                       3,185
      Sundrug Co. Ltd.    11,000                                             388
      Sysmex Corp.    53,000                                               2,936
    o Take and Give Needs Co. Ltd.    1,057                                1,287
      Takeda Pharmaceutical Co., Ltd.    155,000                           7,371
      The Bank of Yokohama Ltd.    96,800                                    611
      The Fuji Fire & Marine Insurance Co. Ltd.    3,350                      10
      Toagosei Chemical Ltd.    490,000                                    1,686
    o Toho Tenax Co. Ltd.    209,000                                         638
      Tokyo Broadcasting System, Inc.    29,100                              486
      Tokyu Corp.    189,100                                               1,044
      Toto Ltd.    102,000                                                   928
      Toyo Tire & Rubber Co. Ltd.    320,000                               1,073

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Trend Micro, Inc.    27,000                                          1,214
      Urban Corp.    32,600                                                  930
    o Urban Corp. W I    21,600                                              616
      USS Co. Ltd.    8,330                                                  690
    o Watabe Wedding Corp.    13,700                                         332
      Yamada Denki Co. Ltd.    17,500                                        738
      Yodogawa Steel Works Ltd.    162,000                                   872
                                                                     -----------
                                                                         114,567
      MALAYSIA  0.1%
      --------------------------------------------------------------------------
    o Airasia BHD    743,400                                                 346

      MEXICO  2.3%
      --------------------------------------------------------------------------
      America Mobil SA de CV    962,800                                    2,544
    o Consorcio ARA SA de CV    17,000                                        62
    o Corporacion Geo SA, Series B    1,576,850                            3,782
    * Grupo Aeroportuario del Sureste SA de CV    29,035                     773
    * Grupo Televisa SA de CV    104,700                                   6,159
    o Urbi Desarrollos Urbanos SA de CV    203,600                         1,100
      Walmart de Mexico, Series V    781,000                               2,691
                                                                     -----------
                                                                          17,111
      NETHERLANDS  3.8%
      --------------------------------------------------------------------------
      Aalberts Industries N.V.    26,583                                   1,209
      AKZO Nobel N.V.    170,000                                           7,098
    o ASM Lithography Holding N.V.    125,200                              2,045
    o ASML Holding N.V.    17,400                                            286
      Euronext N.V.    236,000                                             7,519
      Fortis N.V.    163,920                                               4,430
      Heineken Holding N.V.    175,000                                     5,340
    o Stork N.V.    31,992                                                 1,084
                                                                     -----------
                                                                          29,011
      NORWAY  2.2%
      --------------------------------------------------------------------------
      Aktiv Kapital ASA    113,821                                         2,114
      Ekornes ASA    42,310                                                  979
    o Fred Olsen Energy ASA    123,893                                     1,677
    o NextGenTel Holding ASA    65,165                                       409
    o Petroleum Geo Services ASA    6,717                                    468
      Statoil ASA    154,800                                               2,351
      Stolt Offshores SA    339,030                                        2,375
    o Tandberg Television ASA    291,688                                   3,007
      Telenor ASA    166,600                                               1,534
    o TGS Nopec Geophysical Co. ASA    75,211                              1,906
                                                                     -----------
                                                                          16,820
      PORTUGAL  0.2%
      --------------------------------------------------------------------------
    o Impresa Sociedade Gestora de Participacoes SA   107,978                830
    o SonaeCom SGPS SA    163,686                                            939
                                                                     -----------
                                                                           1,769
      RUSSIA  0.4%
      --------------------------------------------------------------------------
    * Lukoil Holding Co.    13,600                                         1,690
    * OAO Gazprom SP    6,663                                                228
   o* Sibneft SP    44,499                                                   701
                                                                     -----------
                                                                           2,619
      SINGAPORE  2.1%
      --------------------------------------------------------------------------
    o Accord Customer Care Solutions Ltd.    3,400,000                     1,797
      Cosco Investments    3,766,520                                       3,015
      DBS Group Holdings Ltd.    144,200                                   1,392
      Hyflux Ltd.    516,000                                                 886
      Jaya Holdings Ltd.    1,763,000                                      1,142
      Osim International Ltd.    299,600                                     188
    o Singapore Airlines Ltd.    120,800                                     864
      Singapore Telecommunications Ltd.    905,407                         1,411
      Sunningdale Precision Industries Ltd.    946,000                       497
      United Overseas Bank Ltd.    482,000                                 4,094
    o Yellow Pages (Singapore) Ltd.    674,000                               869
                                                                     -----------
                                                                          16,155
      SOUTH AFRICA  0.8%
      --------------------------------------------------------------------------
      Edgars Consolidated Stores Ltd.    19,400                              975
      Ellerine Holdings Ltd.    90,156                                       826
      Foschini Ltd.    403,767                                             2,514
      Massmart Holdings Ltd.    145,481                                    1,021
      MTN Group Ltd.    133,300                                            1,006
      Network Healthcare Holdings Ltd.    53,900                              47
                                                                     -----------
                                                                           6,389
      SOUTH KOREA  2.8%
      --------------------------------------------------------------------------
      Hana Bank    27,890                                                    741
      Hyundai Motor Co. Ltd.    55,200                                     3,133
o(10) Kookmin Bank    176,070                                              7,554
      Samsung Electronics Co. Ltd. Preferred    5,500                      2,655
      Shinhan Financial Group Co. Ltd.    18,440                             463
      SK Telecom Co. Ltd.    39,900                                        6,965
                                                                     -----------
                                                                          21,511
      SPAIN  1.9%
      --------------------------------------------------------------------------
      Aldeasa SA    18,025                                                   812
      Altadis SA    45,321                                                 1,978
      Banco Bilbao Vizcaya Argentaria SA    101,789                        1,714
      Banco Santander Central Hispano SA    95,400                         1,133
      Cortefiel SA    155,270                                              2,692
      Grupo Ferrovial SA    22,600                                         1,352
      Inditex SA    35,200                                                   997
      Prisa-Promotora de Informaciones SA    96,400                        1,876
      Telefonica SA    113,053                                             2,057
                                                                     -----------
                                                                          14,611
      SWEDEN  1.4%
      --------------------------------------------------------------------------
      Elekta Ab-B    60,269                                                1,872
    o Ericsson Telefonab LM AB, Class B    1,532,600                       4,497
   o* Ericsson Telefonab LM SP    52,200                                   1,531
      HIQ International AB    133,808                                        402
      JM AB    47,744                                                      1,315
      New Wave Group AB, Class B    8,014                                    155

Laudus International MarketMasters Fund

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Telelogic AB    520,812                                              1,178
                                                                     -----------
                                                                          10,950
      SWITZERLAND  8.5%
      --------------------------------------------------------------------------
    o Actelion Ltd.    6,900                                                 655
      Clariant AG    159,705                                               2,620
 o(5) Credit Suisse Group    216,970                                       8,736
      Galenica Holding AG    2,707                                           493
      Geberit AG    830                                                      618
      Givaudan AG    7,150                                                 4,512
      Julius Baer Holding AG, Class B    3,113                             1,089
    o Leica Geosystems AG    4,140                                         1,237
      Lonza Group AG    117,000                                            7,206
  (1) Nestle SA    44,607                                                 11,710
      Novartis AG    144,500                                               6,930
    o Roche Holding AG Genusschein    18,000                               1,917
      Serono SA, Class B    3,469                                          2,147
      Swatch Group AG    31,800                                            4,444
    o Syngenta AG    37,700                                                4,057
      United Bank of Switzerland AG    81,713                              6,631
                                                                     -----------
                                                                          65,002
      TAIWAN  0.6%
      --------------------------------------------------------------------------
    * Chunghwa Telecom Co. Ltd.    68,000                                  1,472
    o Eva Airways Corp.    1,320,969                                         631
      Hon Hai Precision Industry Co. Ltd.    523,549                       2,303
                                                                     -----------
                                                                           4,406
      THAILAND  0.0%
      --------------------------------------------------------------------------
      Advanced Info Service Public Co. Ltd.    72,100                        198

      TURKEY  0.7%
      --------------------------------------------------------------------------
      Akbank T.A.S.    89,200                                                558
    o Boyner Buyuk Magazacilik (BBM) A/S    551,670                        1,330
      Denizbank A/S    282,740                                               847
   o* Dogan Yayin Holding A/S    175,493                                     481
      Eregli Demir ve Celik Fabrikalari TAS    211,500                     1,029
      Migros Turk TAS    141,847                                           1,105
                                                                     -----------
                                                                           5,350
      UNITED KINGDOM  15.9%
      --------------------------------------------------------------------------
      Abbot Group PLC    63,386                                              239
      Aegis Group PLC    1,900,000                                         3,763
      Allied Domecq PLC    75,050                                            694
    o Ashtead Group PLC    1,402,882                                       2,176
      Associated British Ports Holdings PLC    596,000                     5,219
    o AstraZeneca PLC    3,900                                               146
      BG Group PLC    529,200                                              3,611
      BP PLC    299,000                                                    2,950
      British Sky Broadcasting Group PLC    632,039                        6,735
      Burren Energy PLC.    46,700                                           411
      Cadbury Schweppes PLC    748,000                                     6,709
    o Cairn Energy PLC    44,600                                             936
      Capital Group PLC    259,700                                         1,756
      Carnival PLC    74,233                                               4,458
      Cattles PLC    126,300                                                 929
      Compass Group PLC    211,499                                           961
    o CSR PLC    126,637                                                     959
  (3) Diageo PLC    652,000                                                8,897
      Domino Printing Sciences PLC    30,217                                 149
    o Enodis PLC    1,515,000                                              3,400
      First Choice Holidays PLC    345,702                                 1,123
  (2) GlaxoSmithKline PLC    421,000                                       9,330
      Intertek Group    54,800                                               755
      ITV PLC    1,619,102                                                 3,565
      Johnston Press PLC F P    77,100                                       778
      Kingfisher PLC    687,692                                            3,956
    o Lloyds TSB Group PLC    670,000                                      6,271
      Man Group PLC    31,900                                                818
      McCarthy & Stone PLC    47,800                                         557
      Michael Page Group PLC    1,204,300                                  4,344
      Morrison Wm. Supermarkets    304,532                                 1,157
    o NeTeller PLC    72,717                                                 703
      Next PLC    47,000                                                   1,393
    o Northgate PLC    35,653                                                622
    o Orascom Telecommunications    29,800                                   933
      Pearson PLC    86,700                                                1,007
      Reckitt Benkiser PLC    92,897                                       2,763
      Rio Tinto PLC    5,200                                                 162
      Rotork PLC    35,481                                                   297
      RTL Group SA    10,160                                                 756
      S I G PLC    35,527                                                    404
      Signet Group PLC    3,376,000                                        7,068
      Smith & Nephew PLC    30,280                                           296
      Standard Chartered PLC    122,600                                    2,255
    * Stolt Comex Seaway    184,547                                        1,294
  (8) Tesco PLC    1,376,500                                               8,003
    o Ultra Electronics Holdings PLC    49,373                               696
    o Vodafone Group PLC    1,946,000                                      5,028
                                                                     -----------
                                                                         121,432

      SECURITY                                    FACE AMOUNT
         RATE, MATURITY DATE                      ($ x 1,000)
      SHORT-TERM INVESTMENTS  0.1% of net assets

      U.S. GOVERNMENT SECURITIES  0.1%
      --------------------------------------------------------------------------
      U.S. Treasury Bills
    =    2.04%, 03/17/05                                 100                 100
    =    2.12%, 03/17/05                                 900                 897
                                                                     -----------
                                                                             997

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENTS  5.5% of net assets

      OTHER INVESTMENT COMPANIES  5.5%
      --------------------------------------------------------------------------
      Provident Institutional Funds - TempCash    5,233,001                5,233
    = Provident Institutional Funds - TempFund   36,604,930               36,605
                                                                     -----------
                                                                          41,838

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $623,140, and the unrealized gains and losses were $149,729 and ($3,416), respectively.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $1,015, or 0.1% of the fund's total net assets.

In addition to the above, the fund held the following at 1/31/05. All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                                       Number of            Contract             Unrealized
                                                       Contracts              Value            Gains/(Losses)
                                                       ---------              -----            --------------
S&P 500 Index
expires 03/17/05                                          18                  5,318                     42
CME E-Mini S&P 500 Index
expires 03/17/05                                          15                    886                      3
                                                                                               --------------
                                                                                                        45

FOREIGN CURRENCY CONTRACTS

                       Currency            Amount of                            Amount of
                          to              Currency to      Currency to         Currency to      Unrealized
Expiration Date       be Received         be Received     be Delivered         be Delivered    Gains/(Losses)
---------------       -----------         -----------     ------------         ------------    --------------
   02/01/05           British Pounds             75       U.S. Dollars              142             --*
   02/01/05           European Euro              60       U.S. Dollars               79             --*
   02/01/05           Norwegian Krona           902       U.S. Dollars              142             --*
   02/01/05           U.S. Dollars               76       Australian Dollars         98             --*
   02/01/05           U.S. Dollars              121       European Euro              93             --*
   02/01/05           U.S. Dollars              131       Japanese Yen           13,569             --*
   02/01/05           U.S. Dollars               82       Swiss Francs               98             --*
   02/02/05           Australian Dollars        176       U.S. Dollars              137             --*
   02/02/05           British Pounds             24       U.S. Dollars               46             --*
   02/02/05           European Euro              28       U.S. Dollars               37             --*
   02/02/05           Hong Kong Dollars       1,655       U.S. Dollars              212             --*
   02/02/05           Korean Won             95,916       U.S. Dollars               93             --*
   02/02/05           Swiss Francs               15       U.S. Dollars               13             --*
   02/02/05           U.S. Dollars              797       European Euro             611             --*
   02/02/05           U.S. Dollars              335       Japanese Yen           34,646             --*
   02/03/05           Hong Kong Dollars         148       U.S. Dollars               19             --*
   02/03/05           U.S. Dollars               21       Swiss Francs               25             --*
   02/03/05           U.S. Dollars              132       European Euro             101             --*
   02/03/05           U.S. Dollars              176       Japanese Yen           18,286             --*
                                                                                                 ------
                                                                                                    --*

FORWARD FOREIGN CURRENCY CONTRACTS

                                           Amount of                           Amount of
                      Currency to         Currency to      Currency to         Currency to      Unrealized
Expiration Date       be Received         be Received     be Delivered         be Delivered    Gains/(Losses)
---------------       -----------         -----------     ------------         ------------    --------------
    07/13/05          U.S. Dollars          10,424        British Pounds          5,800            (402)
    07/14/05          U.S. Dollars          10,483        British Pounds          5,800            (343)
    11/16/05          U.S. Dollars          13,369        Swiss Francs           15,500              81
    11/17/05          U.S. Dollars           7,757        Swiss Francs            9,000              40
    11/22/05          U.S. Dollars           5,738        Swiss Francs            6,600              76
    11/28/05          U.S. Dollars           6,087        British Pound           3,300             (41)
    12/07/05          U.S. Dollars           3,936        Swiss Francs            4,400             158
    12/07/05          U.S. Dollars           6,084        British Pounds          3,200             144
    12/09/05          U.S. Dollars           8,014        British Pounds          4,200             218
                                                                                                 ------
                                                                                                    (69)

*Amounts stated as "--" are less than $1.

SCHWAB CAPITAL TRUST
LAUDUS BALANCED MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS  As of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for future contracts, short sales, swap agreements and delayed-delivery security

 *  American Depositary Receipt

 +  Credit-enhanced security

 ~  Delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change or demand date.

                                                    COST/PROCEEDS        VALUE
HOLDINGS BY CATEGORY                                  ($X1,000)        ($X1,000)
--------------------------------------------------------------------------------
 64.3%   COMMON STOCK                                    84,114          88,679
 18.7%   U.S. GOVERNMENT SECURITIES                      25,617          25,689
  1.7%   FOREIGN GOVERNMENT SECURITIES                    2,385           2,375
  2.1%   CORPORATE BONDS                                  2,786           2,882
  1.3%   MUNICIPAL BONDS                                  1,708           1,772
  0.6%   AGENCY MORTGAGE-BACKED SECURITIES                  832             844
  1.1%   NON-AGENCY MORTGAGE-BACKED SECURITIES            1,521           1,515
  0.0%   PREFERRED STOCK                                     18              20
  9.5%   SHORT-TERM INVESTMENTS                          13,081          13,081
  5.8%   OTHER INVESTMENTS                                7,983           7,983
  0.0%   OPTIONS                                             --              --
--------------------------------------------------------------------------------
105.1%   TOTAL INVESTMENTS                              140,045         144,840
(6.1)%   SHORT SALES                                     (8,385)         (8,455)
  0.0%   OPTIONS WRITTEN                                    (31)            (10)
  1.0%   OTHER ASSETS AND LIABILITIES, NET                                1,475
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               137,850

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK  64.3% of net assets

      AEROSPACE / DEFENSE  2.6%
      --------------------------------------------------------------------------
    = Rockwell Collins, Inc.    11,000                                       472
    = Textron, Inc.    13,600                                                979
    = The Boeing Co.    26,500                                             1,341
    = United Technologies Corp.    7,900                                     795
                                                                     -----------
                                                                           3,587
      ALCOHOLIC BEVERAGES  0.2%
      --------------------------------------------------------------------------
    = Brown-Forman Corp., Class B    100                                       5
   =* Coors (Adolph) Co., Class B    3,100                                   231
                                                                     -----------
      APPAREL  0.6%                                                          236
      --------------------------------------------------------------------------
    = Jones Apparel Group, Inc.    11,600                                    390
    = Nike, Inc., Class B    5,500                                           477
                                                                     -----------
                                                                             867
      AUTOMOBILE PRODUCTS / MOTOR VEHICLES  1.3%
      --------------------------------------------------------------------------
   o= Advance Auto Parts, Inc.    3,100                                      134
    = Cooper Tire & Rubber Co.    8,100                                      175
    = General Motors Corp.    27,200                                       1,001
    = Genuine Parts Co.    2,700                                             114
   o= Lear Corp.    3,100                                                    168
   =* Magna International, Inc.    3,500                                     265
                                                                     -----------
                                                                           1,857
      BANKS  2.5%
      --------------------------------------------------------------------------
    = Brookline Bancorp, Inc.    9,900                                       158
    = Commerce Bancorp, Inc.    8,100                                        466
    = Compass Bancshares, Inc.    3,000                                      141
 =(9) JP Morgan Chase & Co.    41,400                                      1,545
    = Mellon Financial Corp.    4,800                                        141
    = Peoples Bank    4,100                                                  152
    = PNC Financial Services Group    6,300                                  339
    = State Street Corp.    6,500                                            291
    = Suntrust Banks, Inc.    2,678                                          193
                                                                     -----------
                                                                           3,426
      BUSINESS MACHINES & SOFTWARE  3.3%
      --------------------------------------------------------------------------
    = 3M Co.    5,900                                                        498
    = Adobe Systems, Inc.    7,800                                           444
   o= BMC Software, Inc.    13,900                                           234
   o= Cisco Systems, Inc.    25,850                                          466
   o= Foundry Networks, Inc.    13,200                                       136
   o= Integrated Device Technology, Inc.    17,500                           206
    = International Business Machines Corp.    7,900                         738
   o= Juniper Networks, Inc.    14,100                                       354
    = Microsoft Corp.    45,900                                            1,206
   o= Sybase, Inc.    5,000                                                   97
   o= Xerox Corp.    7,200                                                   114
                                                                     -----------
                                                                           4,493
      BUSINESS SERVICES  4.1%
      --------------------------------------------------------------------------
   o= Apollo Group Inc., Class A    6,100                                    477
    = Cendant Corp.    32,000                                                754
   o= Check Point Software Technologies Ltd.    5,400                        131
    = H&R Block, Inc.    4,500                                               217
   o= IAC InterActiveCorp.    21,500                                         521
   o= IDT Corp.    10,035                                                    143
   o= Jacobs Engineering Group, Inc.    6,800                                345
    = Manpower, Inc.    5,100                                                248

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    = Mercury Interactive Corp.    11,300                                    495
   o= Netiq Corp.    7,400                                                    87
    = Omnicom Group, Inc.    2,500                                           212
   o= Priority Healthcare Corp., Class B    3,700                             85
    = Republic Services, Inc., Class A    5,700                              188
    = The ServiceMaster Co.    12,500                                        161
    = Tyco International Ltd.    23,400                                      846
   o= Veritas Software Corp.    18,000                                       463
   o= Verity, Inc.    6,300                                                   76
    = Waste Management, Inc.    3,500                                        102
   o= Wireless Facilities, Inc.    12,200                                    104
                                                                     -----------
                                                                           5,655
      CHEMICAL  1.2%
      --------------------------------------------------------------------------
    = Air Products & Chemicals, Inc.    2,500                                147
    = Lubrizol Corp.    9,000                                                324
    = Monsanto Co.    11,700                                                 633
   =* Teva Pharmaceutical Industries Ltd.    20,700                          595
                                                                     -----------
                                                                           1,699
      CONSTRUCTION  1.4%
      --------------------------------------------------------------------------
   o= Lennar Corp., Class A    8,900                                         503
    = Pulte Corp.    2,700                                                   178
   =* Sony Corp.    30,000                                                 1,111
    = Standard Pacific Corp.    1,900                                        126
                                                                     -----------
                                                                           1,918
      CONSUMER DURABLES  0.1%
      --------------------------------------------------------------------------
    = Hillenbrand Industries, Inc.    3,600                                  196

      ELECTRONICS  4.2%
      --------------------------------------------------------------------------
   o= Advanced Micro Devices, Inc.    77,400                               1,223
   o= Applied Materials, Inc.    32,900                                      523
   o= Cox Radio, Inc.    6,000                                                94
   o= Fairchild Semiconductor International, Inc.    8,100                   116
    = Intel Corp.    20,600                                                  462
    = Intersil Holding Corp., Class A    49,500                              734
    = Micron Technology, Inc.    31,000                                      323
    = Motorola, Inc.    39,600                                               623
   o= QLogic Corp.    2,400                                                   92
    = Qualcomm, Inc.    11,000                                               410
   o= Solectron Corp.    80,500                                              400
   o= Synopsys, Inc.    7,500                                                127
   o= Teradyne, Inc.    23,300                                               327
   o= Vishay Intertechnology, Inc.    11,600                                 152
   o= Zoran Corp.    11,400                                                  116
                                                                     -----------
                                                                           5,722
      ENERGY : RAW MATERIALS  2.5%
      --------------------------------------------------------------------------
    = Apache Corp.    2,200                                                  120
    = Arch Coal, Inc.    3,700                                               135
   o= Cooper Cameron Corp.    4,800                                          271
    = Devon Energy Corp.    4,300                                            175
    = Halliburton Co.    28,200                                            1,160
    = Hewlett Packard Co.    61,000                                        1,195
    = Joy Global, Inc.    1,100                                               31
    = Noble Energy, Inc.    3,100                                            183
    = Western Gas Resources, Inc.    4,900                                   149
                                                                     -----------
                                                                           3,419
      FOOD & AGRICULTURE  2.3%
      --------------------------------------------------------------------------
    = Agrium, Inc.    9,600                                                  155
    = Flowers Foods, Inc.    17,800                                          543
    = H.J. Heinz Co.    5,100                                                193
    = Hershey Foods Corp.    3,800                                           222
    = Kraft Foods, Inc., Class A    39,300                                 1,336
    = Supervalu, Inc.    7,700                                               243
    = Tyson Foods, Inc.    25,700                                            441
                                                                     -----------
                                                                           3,133
      HEALTHCARE / DRUGS & MEDICINE  7.0%
      --------------------------------------------------------------------------
   o= Accredo Health, Inc.    2,200                                           65
   o= Amgen, Inc.    6,450                                                   401
    = Becton Dickinson & Co.    15,900                                       901
   o= Boston Scientific Corp.    17,100                                      565
   o= Caremark Rx, Inc.    16,200                                            633
   o= Endo Pharmaceutical Holdings, Inc.    4,600                             97
   o* GlaxoSmithKline PLC    11,400                                          508
 =(8) HCA, Inc.    37,100                                                  1,652
    = Health Management Associates, Inc., Class A    6,600                   146
    = Henry Schein, Inc.    3,100                                            211
   o= Laboratory Corporation of America Holdings    3,400                    163
   o= Lifepoint Hospitals, Inc.    3,400                                     128
    = Manor Care, Inc.    5,500                                              190
    = McKesson Corp.    3,050                                                105
   o= Medco Health Solutions, Inc.    30,000                               1,277
    = Omnicare, Inc.    9,300                                                286
    = Perrigo Co.    11,000                                                  189
   o= St. Jude Medical, Inc.    15,800                                       621
   o= Steris Corp.    10,300                                                 244
    = Tenet Healthcare Corp.    24,700                                       245
   o= Watson Pharmaceuticals, Inc.    14,300                                 427
    = Wyeth    16,200                                                        642
                                                                     -----------
                                                                           9,696
      INSURANCE  3.0%
      --------------------------------------------------------------------------
    = Allstate Corp.    17,000                                               858
    = American International Group, Inc.    22,000                         1,458
    = Chubb Corp.    9,100                                                   678
    = Cigna Corp.    5,800                                                   466
    = Everest Reinsurance Group Ltd.    1,900                                165
    = Mercury General Corp.    2,200                                         125
    = Old Republic International Corp.    14,450                             335
                                                                     -----------
                                                                           4,085
      MEDIA  4.0%
      --------------------------------------------------------------------------
    = Belo Corp., Class A    5,800                                           136
    = Comcast Corp.    33,600                                              1,081
   o= Comcast Corp., Class A    11,000                                       348
    = McGraw Hill Cos., Inc.    2,100                                        190
    = Readers Digest Association, Inc.    30,000                             483
    = The Walt Disney Co.    31,600                                          905
o=(6) Time Warner, Inc.    98,050                                          1,765
    = Tribune Co.    14,900                                                  596
    = Westwood One, Inc.    3,100                                             75
                                                                     -----------
                                                                           5,579

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MISCELLANEOUS FINANCE  6.4%
      --------------------------------------------------------------------------
    = American Express Co.    20,000                                       1,067
    = Archstone Communities Trust    3,200                                   110
    = Astoria Financial Corp.    4,900                                       184
   o= Berkshire Hathaway, Inc., Class B    188                               563
    = Capital One Financial Corp.    9,100                                   712
    = CIT Group, Inc.    4,700                                               190
    = Citigroup, Inc.    9,900                                               486
    = Federated Investors, Inc.    5,700                                     168
    = Franklin Resources, Inc.    1,700                                      115
    = Freddie Mac    7,700                                                   503
    = Home Properties of New York, Inc.    5,500                             222
    = Independence Community Bank Corp.    7,200                             283
    = IPC Holdings Ltd.    5,900                                             249
    = Legg Mason, Inc.    1,550                                              120
    = MBNA Corp.    17,500                                                   465
 =(7) Merrill Lynch & Co., Inc.    29,350                                  1,763
    = Provident Financial Services, Inc.    10,700                           193
    = T.Rowe Price Group, Inc.    6,700                                      401
    = The Goldman Sachs Group, Inc.    4,450                                 480
    = Waddell & Reed Financial, Inc.    8,600                                188
    = Washington Federal, Inc.    12,100                                     315
                                                                     -----------
                                                                           8,777
      NON-DURABLES & ENTERTAINMENT  1.5%
      --------------------------------------------------------------------------
    = Bob Evans Farms, Inc.    3,900                                          95
   o= Brinker International, Inc.    3,500                                   132
=(10) Mattel, Inc.    77,600                                               1,509
    = McDonald's Corp.    5,700                                              184
    = Wendy's International, Inc.    2,900                                   114
                                                                     -----------
                                                                           2,034
      OIL : DOMESTIC  2.4%
      --------------------------------------------------------------------------
   o= Cimarex Energy Co.    2,000                                             72
    = Conoco Phillips    10,600                                              983
   o= Houston Exploration Co.    1,600                                        87
   o= Nabors Industries Ltd.    3,400                                        171
   o= Newfield Exploration Co.    4,700                                      288
    = Patina Oil & Gas Corp.    2,400                                         88
    = Patterson Energy, Inc.    7,200                                        140
    = Pioneer Natural Resources Co.    3,200                                 123
    o Precision Drilling Corp.    2,700                                      184
   o= Stone Energy Corp.    2,800                                            120
   o= Transocean, Inc.    20,400                                             898
    = Unocal Corp.    3,200                                                  152
                                                                     -----------
                                                                           3,306
      OIL : INTERNATIONAL  0.4%
      --------------------------------------------------------------------------
    = Exxon Mobil Corp.    11,000                                            568

      OPTICAL & PHOTO  0.3%
      --------------------------------------------------------------------------
   o= Corning, Inc.    30,100                                                329
    = Eastman Kodak Co.    3,600                                             119
    = Imation Corp.    300                                                    11
                                                                     -----------
                                                                             459
      PAPER & FOREST PRODUCTS  1.9%
      --------------------------------------------------------------------------
    = Kimberly-Clark Corp.    14,100                                         924
    = MeadWestavco Corp.    41,700                                         1,205
    = Rayonier, Inc.    5,575                                                248
   o= Smurfit-Stone Container Corp.    6,200                                  93
    = Temple-Inland, Inc.    2,500                                           159
                                                                     -----------
                                                                           2,629
      PRODUCER GOODS & MANUFACTURING  1.7%
      --------------------------------------------------------------------------
    = Deere & Co.    3,800                                                   264
    = Dover Corp.    4,400                                                   168
    = Federal Signal Corp.    3,700                                           61
    = Grainger, Inc.    3,200                                                196
    = Honeywell International, Inc.    39,600                              1,425
   o= Millipore Corp.    3,900                                               170
                                                                     -----------
                                                                           2,284
      RAILROAD & SHIPPING  1.1%
      --------------------------------------------------------------------------
    = CSX Corp.    34,800                                                  1,391
   o= Kansas City Southern Industries, Inc.    8,400                         147
                                                                     -----------
                                                                           1,538
      REAL PROPERTY  0.4%
      --------------------------------------------------------------------------
    = Plum Creek Timber Co., Inc.    4,000                                   143
    = Prentiss Properties Trust    4,410                                     158
    = The Macerich Co.    2,410                                              138
    = Trizec Properties, Inc.    10,060                                      178
                                                                     -----------
                                                                             617
      RETAIL  4.2%
      --------------------------------------------------------------------------
   o= Amazon.com, Inc.    6,800                                              294
   o= Ann Taylor Stores Corp.    5,300                                       114
    = Big Lots, Inc.    12,500                                               141
    = BJ Services Co.    14,000                                              673
    = CVS Corp.    4,400                                                     204
    = May Department Stores Co.    22,400                                    759
   o= Office Depot, Inc.    34,100                                           590
    = Saks, Inc.    8,600                                                    122
    = Sears Roebuck & Co.    16,600                                          834
    = Talbots, Inc.    6,400                                                 173
    = Target Corp.    10,000                                                 508
   o= Toys 'R' Us, Inc.    65,200                                          1,398
                                                                     -----------
                                                                           5,810
      STEEL  0.1%
      --------------------------------------------------------------------------
    = Steel Dynamics, Inc.    3,400                                          128

      TELEPHONE  1.4%
      --------------------------------------------------------------------------
    = Alltel Corp.    3,300                                                  182
    = Century Telephone Enterprises, Inc.    8,500                           277
   o= Liberty Media Corp., Class A    27,100                                 283
   o= Qwest Communication International, Inc.    270,000                   1,134
                                                                     -----------
                                                                           1,876
      TRAVEL & RECREATION  0.1%
      --------------------------------------------------------------------------
   =* Fairmont Hotels & Resorts, Inc.    4,600                               144

      TRUCKING & FREIGHT  1.5%
      --------------------------------------------------------------------------
    = CNF, Inc.    29,000                                                  1,360
   o= Laidlaw International, Inc.    16,900                                  368
    = U.S. Freightways Corp.    5,100                                        168

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    = Werner Enterprises, Inc.    9,700                                      207
                                                                     -----------
                                                                           2,103
      UTILITIES : ELECTRIC & GAS  0.6%
      --------------------------------------------------------------------------
    = American Electric Power Co., Inc.    20,700                            730
    = Oneok, Inc.    3,900                                                   108
                                                                     -----------
                                                                             838

      SECURITY                                         FACE AMOUNT      VALUE
         RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      U.S. GOVERNMENT SECURITIES  18.7% of net assets

      Fannie Mae
 ~(5)    4.50%, 02/10/35                                      2,000        1,953
    ~    5.00%, 02/10/35                                      1,500        1,497
      U.S. Treasury Bond
         8.88%, 08/15/17                                        100          143
=~(2)    6.00%, 02/15/26                                      2,300        2,710
    ~    5.38%, 02/15/31                                        100          112
      U.S. Treasury Inflation-Protected Security
   =~    3.38%, 01/15/07                                      1,000        1,265
=~(3)    3.63%, 01/15/08                                      2,000        2,549
         2.38%, 01/15/25                                        100          109
      U.S. Treasury Note
         3.88%, 05/15/09                                        400          404
=~(4)    4.00%, 06/15/09                                      2,000        2,030
   =~    5.00%, 08/15/11                                      1,400        1,490
 ~(1)    4.88%, 02/15/12                                     10,400       11,002
         4.00%, 02/15/14                                        250          248
      U.S. Treasury Stripped Bond
         0.00%, 11/15/16                                        300          177
                                                                     -----------
                                                                          25,689
      FOREIGN GOVERNMENT SECURITIES  1.7% of net assets

    ~ Bundes Republic of Deutschland
      Series 03
         4.50%, 01/04/13                                        900        1,267
    ~ Series 97
         6.50%, 07/04/27                                        300          536
    ~ UK Treasury Gilt
         4.75%, 09/17/15                                        300          572
                                                                     -----------
                                                                           2,375
      CORPORATE BONDS  2.1% of net assets

      FIXED-RATE OBLIGATIONS  1.2%
      --------------------------------------------------------------------------
      Centerpoint Energy
      Series B
         8.13%, 07/15/05                                        100          102
      El Paso Corp.
    =    7.80%, 08/01/31                                        100           97
    =    7.75%, 01/15/32                                        150          147
      Federal Republic of Brazil
         11.00%, 08/17/40                                       300          346
      General Motors Corp.
         8.38%, 07/15/33                                        100          101
      PP&L Capital Funding
      Series C
         7.75%, 04/15/05                                        100          101
    = Republic of Panama
         9.38%, 01/16/23                                        250          294
    = SBC Communications, Inc., 144A
    ~    4.21%, 06/01/21                                        400          402
      United Mexican States
         5.88%, 01/15/14                                         75           78
                                                                     -----------
                                                                           1,668
      VARIABLE-RATE OBLIGATIONS  0.9%
      --------------------------------------------------------------------------
      Federal Republic of Brazil
         2.13%, 04/15/05                                        265          263
      Series EI
         2.06%, 04/15/05                                         48           48
      General Motors Acceptance Corp.
         4.23%, 02/22/05                                        500          502
      HSBC Bank USA
         2.59%, 03/21/05                                        250          251
      PG&E Corp.
         3.26%, 04/04/05                                        100          100
      TXU Energy Co, L.L.C. 144A
         3.42%, 04/14/05                                         50           50
                                                                     -----------
                                                                           1,214
      MUNICIPAL BONDS  1.3% of net assets

      FIXED-RATE OBLIGATIONS  1.3%
      --------------------------------------------------------------------------
    = Golden State, California Securitization Corp.
      Revenue Bond, Series 2003-A-1
         6.25%, 06/01/33                                        250          252
   =+ Massachusetts State Water Resource Authority
      General Revenue Bond, Series 2002J
         5.00%, 08/01/32                                        250          260
    = Tobacco Settlement Financing Corp. of Rhode Island
      Revenue Bond, Series 2002A
         6.25%, 06/01/42                                        500          482
   =+ Triborough, New York Bridge & Tunnel Authority
      Revenue Bond, Series 2002B
         5.00%, 11/15/32                                        750          778
                                                                     -----------
                                                                           1,772
      AGENCY MORTGAGE-BACKED SECURITIES  0.6% of net assets

      COLLATERALIZED MORTGAGE OBLIGATIONS  0.1%
      --------------------------------------------------------------------------
      Fannie Mae
      Series 2003-3 Class PA
         4.50%, 08/25/09                                         86           87

      U.S. GOVERNMENT AGENCY MORTGAGES  0.5%
      --------------------------------------------------------------------------
      Fannie Mae
      ARM Pool# 606116
         4.75%, 09/01/31                                         34           35
      Pool# 535846
         6.00%, 04/01/16                                         43           45
      Pool# 555454
         6.00%, 03/01/18                                         31           32
      Pool# 732153
         4.50%, 07/01/33                                        163          159
      Pool# 733910
         4.50%, 08/01/33                                        213          209

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

      SECURITY                                          FACE AMOUNT     VALUE
         RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      Freddie Mac
      Pool# C90580
         6.00%, 09/01/22                                        266          277
                                                                     -----------
                                                                             757

      NON-AGENCY MORTGAGE-BACKED SECURITIES  1.1% of net assets

      FIXED-RATE OBLIGATIONS  0.2%
      --------------------------------------------------------------------------
    = Bank of America Mortgage Securities
      Series 2004-2 Class 5A1
         6.50%, 10/25/19                                        179          180
    = Residential Funding Mortgage Security I
      Series-S9 Class A1
         6.50%, 03/25/32                                         94           96
                                                                     -----------
                                                                             276
      VARIABLE-RATE OBLIGATIONS  0.9%
      --------------------------------------------------------------------------
      Bear Stearns Adjustable Rate Mortgage Trust
    = Series 2002-11 Class 1A1
         5.68%, 02/01/05                                        101         100
    = Series 2002-5 Class 6A
         6.05%, 02/01/05                                         40           41
    = Series 2002-9 Class 2A
         5.30%, 02/01/05                                         76           77
    = Quest Trust, 144A
      Series 2004-X2 Class A1
         3.09%, 02/25/05                                        132         132
    = Structured Asset Securities Corp.
      Series 2002-13 Class 2A1
         3.03%, 02/25/05                                        173          173
    = Washington Mutual
      Series 2003-R1 Class A1
         2.80%, 02/25/05                                        716          716
                                                                     -----------
                                                                           1,239

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PREFERRED STOCK  0.0% of net assets
      Fannie Mae Preferred    350                                             20

      SECURITY                                          FACE AMOUNT
         RATE, MATURITY DATE                            ($ x 1,000)
      SHORT-TERM INVESTMENTS  9.5% of net assets

      U.S. GOVERNMENT SECURITIES  1.0%
      --------------------------------------------------------------------------
      Federal Home Loan Bank
         2.38%, 02/01/05                                        100          100
      U.S. Treasury Bills
    =    2.06%, 03/17/05                                         10           10
    =    2.12%, 03/17/05                                        400          399
    =    2.13%, 03/17/05                                         10           10
    =    2.21%, 03/17/05                                        505          504
         2.13%, 05/05/05                                        400          397
                                                                     -----------
                                                                           1,420
      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  8.5%
      --------------------------------------------------------------------------
      Barclays U.S. Funding Corp.
         2.52%, 04/05/05                                        600          597
         2.61%, 04/25/05                                        600          596
      CBA (Delaware) Finance, Inc.
         2.38%, 03/07/05                                      1,100        1,098
         2.53%, 04/11/05                                        100           99
      CDC Commercial Paper Corp.,
      Section (4) / 144A
         2.04%, 02/22/05                                        600          599
      Danske Corp.
         2.43%, 03/11/05                                        900          898
         2.38%, 04/01/05                                        300          299
      DnB NOR Bank ASA
         2.41%, 02/23/05                                        300          300
      Foreningssparbanken AB (Swedbank)
         2.37%, 03/07/05                                      1,000          998
      Fortis Funding, L.L.C.
         2.64%, 05/20/05                                      1,100        1,091
      General Electric Capital Corp.
         2.28%, 02/23/05                                        200          200
         2.32%, 02/24/05                                        100          100
      General Motors Acceptance Corp.
         2.50%, 04/05/05                                        200          199
      HBOs Treasury Services PLC
         2.07%, 02/22/05                                        100          100
         2.37%, 03/08/05                                        500          499
         2.62%, 04/25/05                                        300          298
      ING (U.S.) Funding, L.L.C.
         2.40%, 04/05/05                                        300          299
      Shell Finance, PLC
         2.34%, 03/08/05                                      1,100        1,098
      UBS Financial Services
         2.37%, 03/10/05                                      1,100        1,097
         2.57%, 05/06/05                                        100           99
      Westpac Capital Corp.
         2.40%, 03/10/05                                      1,100        1,097
                                                                     -----------
                                                                          11,661

                                                                       VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENTS  5.8% of net assets

      OTHER INVESTMENT COMPANIES  5.8%
      --------------------------------------------------------------------------
      Provident Institutional Funds - TempCash    974,761                    975
    = Provident Institutional Funds - TempFund    7,008,123                7,008
                                                                     -----------
                                                                           7,983

                                                          NUMBER OF     VALUE
      SECURITY DESCRIPTION                                CONTRACTS  ($ x 1,000)
      OPTIONS  0.0% of net assets

      PUT OPTIONS  0.0%
      --------------------------------------------------------------------------
      90 Day Euro Dollar Futures, Strike Price
      93.75, Expires 09/19/05                                    37         -- *

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

                                                          NUMBER OF     VALUE
      SECURITY DESCRIPTION                                CONTRACTS  ($ x 1,000)
      90 Day LIBOR Futures, Strike Price 91,
      Expires 03/16/05                                            3         -- *
                                                                     -----------
                                                                            -- *

END OF INVESTMENTS

      SECURITY                                          FACE AMOUNT     VALUE
         RATE, MATURITY DATE                            ($ x 1,000)  ($ x 1,000)
      SHORT SALES  6.1% of net assets

      U.S. GOVERNMENT SECURITIES  6.1%
      --------------------------------------------------------------------------
      U.S. Treasury Note
    ~    4.38%, 05/15/07                                        500          512
    ~    4.88%, 02/15/12                                        900          952
    ~    4.00%, 11/15/12                                      1,100        1,101
    ~    3.88%, 02/18/13                                      2,800        2,772
    ~    3.63%, 05/15/13                                      3,200        3,118
                                                                     -----------
                                                                           8,455

                                                          NUMBER OF     VALUE
      SECURITY DESCRIPTION                                CONTRACTS  ($ x 1,000)
      OPTIONS WRITTEN  0.0% of net assets

      CALL OPTIONS  0.0%
      --------------------------------------------------------------------------
      3 Month LIBOR, Strike Price 4.00, Expires
      10/31/05                                                   70            6
      U.S. Treasury Note Futures, Strike Price 113,
      Expires 02/18/05                                            1         -- *
      U.S. Treasury Note Futures, Strike Price 114,
      Expires 02/18/05                                            7         -- *
      U.S. Treasury Note Futures, Strike Price 114,
      Expires 05/20/05                                            1         -- *
                                                                     -----------
                                                                               6
      PUT OPTIONS  0.0%
      --------------------------------------------------------------------------
      3 Month LIBOR, Strike Price 7.00, Expires
      10/31/05                                            70                -- *
      U.S. Treasury Bond Futures, Strike Price 108,
      Expires 05/20/05                                     9                   4
      U.S. Treasury Note Futures, Strike Price 108,
      Expires 02/18/05                                    10                -- *
                                                                     -----------
                                                                               4

END OF SHORT SALES AND OPTIONS WRITTEN

At 1/31/05, the tax basis cost of the fund's investments was $140,457, and the unrealized gains and losses were $6,725 and ($2,342), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $1,183, or 0.9% of the fund's total net assets.

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

In addition to the above, the fund held the following at 1/31/05. All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS

                                                    Notional       Unrealized
                                                     Amount       Gains/(Losses)
INTEREST RATE SWAPS

BRITISH POUNDS

Receive variable rate payments of
6 month LIBOR, Pay fixed rate payments
of 5.00%, expires 06/15/08,
Barclays Bank                                          2,800                 71

Receive variable rate payments of
6 month LIBOR, Pay fixed rate payments
of 5.00%, expires 03/15/32,
Barclays Bank                                            400                 (7)

Receive variable rate payments of
6 month LIBOR, Pay fixed rate payments
of 5.00%, expires 06/18/34,
Barclays Bank                                            200                 (6)

EUROPEAN EURO

Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 5.00%, expires 12/15/04,
UBS AG                                                 2,300               (280)

Receive variable rate payments of
6 month LIBOR, Pay fixed rate payments
of 6.00%, expires 06/18/34,
JP Morgan Chase                                          300                 37

Receive variable rate payments of
6 month LIBOR, Pay fixed rate payments
of 6.00%, expires 03/15/32,
JP Morgan Chase                                          500                 40
Receive variable rate payments of
6 month LIBOR, Pay fixed rate
payments of 4.00%, expires 06/17/10,
JP Morgan Chase                                          300                 12

Receive variable rate payments of
6 month LIBOR, Pay fixed rate payments
of 4.00%, expires 06/17/10,
UBS AG                                                   400                 16

U.S. DOLLARS

Receive variable rate payments of
3 month LIBOR, Pay fixed rate payments
of 4.00%, expires 06/15/10,
Lehman Brothers, Inc.                                    400                  2

Receive variable rate payments of
3 month LIBOR, Pay fixed rate payments
of 4.00%, expires 06/15/10,
Goldman Sachs                                          5,300                 30

Receive variable rate payments of
3 month LIBOR, Pay fixed rate payments
of 5.00%, expires 06/15/15,
Lehman Brothers, Inc.                                  2,100                (17)

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

In addition to the above, the fund held the following at 1/31/05. All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS

                                                    Notional       Unrealized
                                                     Amount       Gains/(Losses)
Receive variable rate payments of
3 month LIBOR, Pay fixed rate payments
of 5.00%, expires 06/15/15,
JP Morgan Chase                                        2,600                (38)

Receive variable rate payments of
3 month LIBOR, Pay fixed rate payments
of 6.00%, expires 12/15/24,
UBS AG                                                   200                 (7)

CREDIT DEFAULT SWAPS

U.S. DOLLARS

Eli Lilly & Co. Rate 0.16%,
expires 12/20/08, Barclays Bank PLC                      100                 --*

Johnson & Johnson, Inc. Rate 0.11%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

Eaton Corp. Rate 0.28%,
expires 12/20/08, Citibank N.A.                          100                 (1)

Whirlpool Corp. Rate 0.29%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

Home Depot, Inc. Rate 0.12%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

Fedex Corp. Rate 0.29%,
expires 12/20/08, Citibank N.A.                          100                 --*

Allstate Corp. Rate 0.26%,
expires 12/20/08, Morgan Stanley                         100                 --*

Wal-mart Stores, Inc. Rate 0.14%,
Expires 12/20/08, Citibank N.A.                          200                 --*

Ingersoll-Rand Co. Ltd. Rate 0.32%,
expires 12/20/08, Merrill Lynch                          100                 --*

Emerson Electric Co. Rate 0.21%,
expires 12/20/08, Morgan Stanley                         100                 --*

Autozone, Inc. Rate 0.35%,
expires 12/20/08, UBS AG                                 200                   2

Radioshack Corp. Rate 0.35%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

Masco Corp. Rate 0.30%,
expires 12/20/08, Lehman Brothers, Inc.                  100                 --*

People's Republic of China Rate 0.40%,
expires 06/20/09, Lehman Brothers, Inc.                  200                 (1)
                                                                  --------------
                                                                           (147)

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS (continued)

                                  Number of       Contract          Unrealized
                                  Contracts         Value         Gains/(Losses)
S&P 500 Index, Long
expires 03/17/05                         10          2,954                  (59)

90 Day Eurodollar, Long
expires 03/16/06                         20          4,809                    2

90 Day Eurodollar, Long
expires 09/19/05                         11          2,653                   (4)

90 Day Eurodollar, Long
expires 12/19/05                         55         13,242                   --*

10 Year, Short
U.S. Treasury Note,
expires 03/21/05                         12          1,347                   (5)

30 Year, Long
U.S. Treasury Bond,
expires 03/21/05                         14          1,608                   30

5 Year, Long
U.S. Treasury Note,
expires 03/21/05                         14          1,530                    2

5 Year, Long
Euro-Bobl,
expires 03/08/05                          1            148                   --*

90 Day Libor, Long
expires 03/16/05                          5          1,121                    8

90 Day Libor, Long
expires 12/21/05                         10          2,243                   (2)
UK Gilt, Long
expires 03/29/05                          2            419                   (1)
                                                                  --------------
                                                                            (29)

Forward Foreign Currency Contracts

                                             Amount of                        Amount of
                    Currency to             Currency to      Currency to     Currency to    Unrealized
   Expiration Date  be Received             be Received      be Delivered    be Delivered  Gains/(Losses)
       02/10/05     European Euro                 158        U.S. Dollars         209              (3)
       02/16/05     Chinese Renminbi            6,077        U.S. Dollars         740              (4)
       02/17/05     Chilean Pesos              11,119        U.S. Dollars          19                1
       02/22/05     Brazilian Real                 27        U.S. Dollars           9                1
       02/22/05     Peruvian New Sol               35        U.S. Dollars          10              --*
       02/22/05     Polish Zloty                   32        U.S. Dollars          10                1
       02/22/05     Russian Ruble                 257        U.S. Dollars           9              --*
       02/24/05     Singapore Dollars              15        U.S. Dollars           9              --*
       02/24/05     South Korean Won           10,481        U.S. Dollars          10              --*
       02/24/05     Taiwanese Dollars             298        U.S. Dollars           9              --*
       02/28/05     Mexican Pesos                 177        U.S. Dollars          15              --*
       02/28/05     Slovakia Koruna               329        U.S. Dollars          11              --*
       03/10/05     Japanese Yen               87,892        U.S. Dollars         859              (8)
       03/14/05     Brazilian Real                 27        U.S. Dollars           9                1
       03/14/05     Chilean Pesos               5,454        U.S. Dollars           9              --*

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS  continued

All numbers x 1,000 except number of futures contracts.

Forward Foreign Currency Contracts (continued)

                                             Amount of                        Amount of
                    Currency to             Currency to      Currency to     Currency to    Unrealized
   Expiration Date  be Received             be Received      be Delivered    be Delivered  Gains/(Losses)
       03/17/05        Peruvian New Sol            63         U.S. Dollars         19              --*
       03/21/05        Indian Rupee             1,357         U.S. Dollars         31              --*
       03/21/05        Singapore Dollars           16         U.S. Dollars         10              --*
       03/21/05        South Korean Won        10,620         U.S. Dollars         10              --*
       03/21/05        Taiwanese Dollars          299         U.S. Dollars          9              --*
       03/22/05        Mexican Pesos              101         U.S. Dollars          9              --*
       03/22/05        Polish Zloty                33         U.S. Dollars         11              --*
       03/22/05        Russian Ruble              275         U.S. Dollars         10              --*
       03/22/05        Slovakia Koruna            602         U.S. Dollars         21              --*
       04/22/05        Brazilian Real              27         U.S. Dollars         10                1
       04/26/05        Hong Kong Dollars          125         U.S. Dollars         16              --*
       04/26/05        Singapore Dollars           28         U.S. Dollars         17              --*
       04/28/05        South Korean Won        18,576         U.S. Dollars         18              --*
       08/02/05        Chilean Pesos            1,895         U.S. Dollars          3              --*
                                                                                           ------------
                                                                                                   (10)

*    Amounts stated as "--" are less then $1.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Holding

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 99.9%  OTHER INVESTMENT COMPANIES                        450,725        471,757
  0.0%  U.S. TREASURY OBLIGATION                               40             40
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                 450,765        471,797
  0.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                     366
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                472,163

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      OTHER INVESTMENT COMPANIES  99.9% of net assets
 /(2) Schwab International Index Fund, Select Shares
      9,024,478                                                          141,594
/=(1) Schwab S&P 500 Index Fund, Select Shares
      11,612,756                                                         211,701
 /(3) Schwab Small-Cap Index Fund, Select Shares
      5,553,796                                                          118,462
                                                                     -----------
                                                                         471,757

      SECURITY                                         FACE AMOUNT      VALUE
        RATE, MATURITY DATE                            ($ X 1,000)   ($ X 1,000)
      U.S. TREASURY OBLIGATION  0.0% of net assets
    = U.S. Treasury Bill
        2.16%, 03/17/05                                        40            40

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $456,359, and the unrealized gains and losses were $37,222 and $(21,784), respectively.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                           NUMBER
                                              OF         CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE          LOSS
      FUTURES CONTRACTS
      S&P 500 Index, Long
      Expires 03/18/05                        2            591           (3)

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 83.7%  OTHER INVESTMENT COMPANIES                        488,385        552,746
 16.1%  COMMON STOCK                                       66,780        106,396
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                 555,165        659,142
  0.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                   1,584
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 660,726

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  16.1% of net assets

      AEROSPACE / DEFENSE  0.3%
      --------------------------------------------------------------------------
      The Boeing Co.    8,078                                                409
      Crane Co.    300                                                         8
      General Dynamics Corp.    2,000                                        206
      Goodrich Corp.    1,100                                                 38
      L-3 Communications Holdings, Inc.    1,100                              79
      Lockheed Martin Corp.    4,300                                         249
      Northrop Grumman Corp.    3,592                                        186
      Raytheon Co.    3,900                                                  146
      Rockwell Automation, Inc.    1,900                                     108
      Rockwell Collins, Inc.    1,900                                         81
      Textron, Inc.    1,500                                                 108
      United Technologies Corp.    5,000                                     503
                                                                     -----------
                                                                           2,121
      AIR TRANSPORTATION  0.2%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    1,300                                           7
      FedEx Corp.    2,920                                                   279
      Sabre Holdings Corp., Class A    1,283                                  27
      Southwest Airlines Co.    7,480                                        109
      United Parcel Service, Inc., Class B    10,818                         808
                                                                     -----------
                                                                           1,230
      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    400                                        30
      Anheuser-Busch Cos., Inc.    7,800                                     383
      Brown-Forman Corp., Class B    1,204                                    58
                                                                     -----------
                                                                             471
      APPAREL  0.1%
      --------------------------------------------------------------------------
    o Coach, Inc.    1,800                                                   101
      Jones Apparel Group, Inc.    1,200                                      40
      Liz Claiborne, Inc.    1,200                                            50
      Nike, Inc., Class B    2,500                                           217
      Reebok International Ltd.    500                                        22
      VF Corp.    1,200                                                       64
                                                                     -----------
                                                                             494
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.2%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    700                                         15
      Cummins, Inc.    400                                                    31
      Dana Corp.    1,578                                                     25
      Danaher Corp.    2,800                                                 154
      Delphi Corp.    5,743                                                   44
      Eaton Corp.    1,400                                                    95
      Ford Motor Co.    18,103                                               238
      General Motors Corp.    5,425                                          200
      Genuine Parts Co.    1,800                                              76
    o Goodyear Tire & Rubber Co.    1,600                                     25
      Harley-Davidson, Inc.    3,000                                         180
    o Navistar International Corp.    700                                     27
      Visteon Corp.    1,558                                                  12
                                                                     -----------
                                                                           1,122
      BANKS  1.2%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    3,300                                               82
      Bank of America Corp.    39,124                                      1,814
      The Bank of New York Co., Inc.    7,300                                217
      BB&T Corp.    5,300                                                    209
      Comerica, Inc.    1,700                                                 98
      Compass Bancshares, Inc.    1,200                                       56
      Fifth Third Bancorp    5,369                                           250
      First Horizon National Corp.    1,200                                   51
      Huntington Bancshares, Inc.    2,262                                    52
      JPMorgan Chase & Co.    34,315                                       1,281
      KeyCorp, Inc.    4,400                                                 147
      M&T Bank Corp.    1,198                                                123
      Marshall & Ilsley Corp.    2,056                                        88

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Mellon Financial Corp.    4,100                                        120
      National City Corp.    6,100                                           217
      North Fork Bancorp., Inc.    4,500                                     129
      Northern Trust Corp.    2,200                                           96
      PNC Financial Services Group, Inc.    2,800                            151
      Regions Financial Corp.    4,542                                       145
      State Street Corp.    3,300                                            148
      SunTrust Banks, Inc.    3,500                                          252
      Synovus Financial Corp.    2,750                                        75
      U.S. Bancorp    18,662                                                 561
      Wachovia Corp.    15,910                                               873
      Wells Fargo & Co.    16,415                                          1,006
      Zions Bancorp.    900                                                   61
                                                                     -----------
                                                                           8,302
      BUSINESS MACHINES & SOFTWARE  1.4%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    2,400                                           137
    o Apple Computer, Inc.    3,200                                          246
      Autodesk, Inc.    2,400                                                 71
    o BMC Software, Inc.    2,400                                             40
    o Cisco Systems, Inc.    66,300                                        1,196
    o Compuware Corp.    3,600                                                25
    o Comverse Technology, Inc.    1,400                                      31
    o Dell, Inc.    24,600                                                 1,027
    o EMC Corp.    23,186                                                    304
    o Gateway, Inc.    3,100                                                  15
      Hewlett-Packard Co.    29,903                                          586
      International Business Machines Corp.    16,200                      1,513
    o Lexmark International, Inc., Class A    1,300                          108
  (8) Microsoft Corp.    104,200                                           2,738
    o NCR Corp.    2,000                                                      68
    o Network Appliance, Inc.    3,400                                       108
    o Novell, Inc.    3,200                                                   19
    o Oracle Corp.    50,648                                                 698
      Pitney Bowes, Inc.    2,300                                            103
    o Siebel Systems, Inc.    4,300                                           38
    o Sun Microsystems, Inc.    30,800                                       134
    o Unisys Corp.    3,100                                                   24
    o Xerox Corp.    7,800                                                   124
                                                                     -----------
                                                                           9,353
      BUSINESS SERVICES  0.7%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc., Class A    671                      36
    o Allied Waste Industries, Inc.    3,100                                  26
    o Apollo Group, Inc., Class A    1,700                                   133
      Automatic Data Processing, Inc.    5,700                               248
      Cendant Corp.    9,532                                                 224
      Cintas Corp.    1,638                                                   71
    o Citrix Systems, Inc.    1,800                                           39
      Computer Associates International, Inc.    5,625                       153
    o Computer Sciences Corp.    1,680                                        86
    o Convergys Corp.    1,354                                                19
      Deluxe Corp.    700                                                     27
    o eBay, Inc.    6,268                                                    511
      Electronic Data Systems Corp.    4,600                                  98
      Equifax, Inc.    1,200                                                  34
      First Data Corp.    8,688                                              354
    o Fiserv, Inc.    1,800                                                   69
      H&R Block, Inc.    1,700                                                82
      IMS Health, Inc.    2,300                                               54
    o Interpublic Group of Cos., Inc.    3,700                                48
    o Intuit, Inc.    1,972                                                   77
    o Mercury Interactive Corp.    800                                        35
    o Monster Worldwide, Inc.    954                                          30
      Omnicom Group, Inc.    1,800                                           153
    o Parametric Technology Corp.    2,700                                    15
      Paychex, Inc.    3,600                                                 110
      Robert Half International, Inc.    1,700                                52
    o SunGard Data Systems, Inc.    2,725                                     73
    o Symantec Corp.    5,600                                                131
      Tyco International Ltd.    19,303                                      698
    o Veritas Software Corp.    4,200                                        108
      Waste Management, Inc.    5,517                                        160
    o Yahoo! Inc.    12,600                                                  444
                                                                     -----------
                                                                           4,398
      CHEMICALS  0.3%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    2,300                                136
      Dow Chemical Co.    8,994                                              447
      E.I. du Pont de Nemours & Co.    9,592                                 456
      Eastman Chemical Co.    800                                             43
      Ecolab, Inc.    2,800                                                   94
      Great Lakes Chemical Corp.    600                                       16
    o Hercules, Inc.    900                                                   13
      Monsanto Co.    2,493                                                  135
      PPG Industries, Inc.    1,500                                          103
      Praxair, Inc.    3,200                                                 138
      Rohm & Haas Co.    2,205                                                98
      Sigma-Aldrich Corp.    600                                              38
                                                                     -----------
                                                                           1,717
      CONSTRUCTION  0.1%
      --------------------------------------------------------------------------
      Centex Corp.    1,200                                                   74
      Fluor Corp.    800                                                      43
      KB Home    400                                                          43
      Masco Corp.    4,500                                                   166
      Pulte Homes, Inc.    1,400                                              92
      The Sherwin-Williams Co.    1,200                                       52
      The Stanley Works    600                                                28

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Vulcan Materials Co.    800                                             45
                                                                     -----------
                                                                             543
      CONSUMER DURABLES  0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    900                                             74
      Leggett & Platt, Inc.    2,000                                          57
      Maytag Corp.    900                                                     14
      Newell Rubbermaid, Inc.    2,745                                        59
      Whirlpool Corp.    800                                                  55
                                                                     -----------
                                                                             259
      CONTAINERS  0.0%
      --------------------------------------------------------------------------
      Ball Corp.    800                                                       34
      Bemis Co.    1,000                                                      29
    o Pactiv Corp.    1,500                                                   34
    o Sealed Air Corp.    882                                                 45
                                                                     -----------
                                                                             142
      ELECTRONICS  0.7%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    6,000                                   15
    o Advanced Micro Devices, Inc.    2,840                                   45
    o Agilent Technologies, Inc.    4,437                                     98
    o Altera Corp.    3,680                                                   71
      American Power Conversion Corp.    1,725                                37
      Analog Devices, Inc.    3,400                                          122
    o Andrew Corp.    1,550                                                   20
    o Applied Materials, Inc.    16,200                                      258
    o Applied Micro Circuits Corp.    2,862                                    9
    o Broadcom Corp., Class A    2,900                                        92
    o CIENA Corp.    3,200                                                     8
    o Freescale Semiconductor, Inc., Class B    2,498                         44
      Intel Corp.    62,800                                                1,410
      ITT Industries, Inc.    900                                             77
    o Jabil Circuit, Inc.    1,998                                            47
    o JDS Uniphase Corp.    12,589                                            27
    o KLA-Tencor Corp.    1,800                                               83
      Linear Technology Corp.    3,000                                       113
    o LSI Logic Corp.    3,000                                                18
    o Lucent Technologies, Inc.    40,092                                    131
      Maxim Integrated Products, Inc.    3,100                               121
    o Micron Technology, Inc.    5,400                                        56
      Molex, Inc.    1,875                                                    54
      Motorola, Inc.    22,631                                               356
    o National Semiconductor Corp.    3,400                                   58
    o Novellus Systems, Inc.    1,325                                         35
    o Nvidia Corp.    1,400                                                   32
      PerkinElmer, Inc.    1,000                                              23
    o PMC - Sierra, Inc.    1,600                                             16
    o Power-One, Inc.    400                                                   3
    o QLogic Corp.    869                                                     33
      Qualcomm, Inc.    15,200                                               566
    o Sanmina -- SCI Corp.    5,000                                           31
      Scientific-Atlanta, Inc.    1,600                                       49
    o Solectron Corp.    7,900                                                39
      Symbol Technologies, Inc.    1,908                                      35
      Tektronix, Inc.    900                                                  26
    o Tellabs, Inc.    4,000                                                  29
    o Teradyne, Inc.    1,700                                                 24
      Texas Instruments, Inc.    16,800                                      390
    o Thermo Electron Corp.    1,300                                          39
    o Thomas & Betts Corp.    281                                              8
    o Waters Corp.    1,300                                                   64
      Xilinx, Inc.    3,200                                                   93
                                                                     -----------
                                                                           4,905
      ENERGY: RAW MATERIALS  0.3%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    2,418                                      160
      Apache Corp.    3,308                                                  180
      Baker Hughes, Inc.    2,960                                            128
      BJ Services Co.    1,500                                                72
      Burlington Resources, Inc.    3,810                                    167
      Devon Energy Corp.    4,600                                            187
      EOG Resources, Inc.    1,128                                            84
      Halliburton Co.    4,158                                               171
    o Noble Corp.    1,300                                                    69
      Occidental Petroleum Corp.    3,600                                    210
    o Rowan Cos., Inc.    600                                                 17
      Schlumberger Ltd.    5,700                                             388
      Valero Energy Corp.    2,400                                           125
                                                                     -----------
                                                                           1,958
      FOOD & AGRICULTURE  0.6%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    6,532                                    158
      Campbell Soup Co.    4,200                                             123
      The Coca-Cola Co.    23,500                                            975
      Coca-Cola Enterprises, Inc.    4,000                                    88
      ConAgra Foods, Inc.    4,900                                           145
      General Mills, Inc.    3,576                                           190
      H.J. Heinz Co.    3,400                                                129
      Hershey Foods Corp.    2,400                                           140
      Kellogg Co.    3,900                                                   174
      McCormick & Co., Inc.    1,400                                          52
      The Pepsi Bottling Group, Inc.    2,832                                 77
      PepsiCo, Inc.    16,460                                                884
      Sara Lee Corp.    7,600                                                178
      Supervalu, Inc.    1,400                                                44
      Sysco Corp.    6,200                                                   217
      Wm. Wrigley Jr. Co.    2,200                                           155
                                                                     -----------
                                                                           3,729

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      GOLD  0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    4,201                                          175

      HEALTHCARE / DRUGS & MEDICINE  1.9%
      --------------------------------------------------------------------------
      Abbott Laboratories    15,300                                          689
      Allergan, Inc.    1,300                                                 99
      AmerisourceBergen Corp.    1,000                                        58
    o Amgen, Inc.    12,488                                                  777
      Applied Biosystems Group -- Applera Corp.    2,000                      40
      Bausch & Lomb, Inc.    600                                              44
      Baxter International, Inc.    5,600                                    189
      Becton Dickinson & Co.    2,600                                        147
    o Biogen Idec, Inc.    3,125                                             203
      Biomet, Inc.    2,475                                                  105
    o Boston Scientific Corp.    8,148                                       269
      Bristol-Myers Squibb Co.    19,000                                     445
      C.R. Bard, Inc.    800                                                  54
      Cardinal Health, Inc.    4,100                                         231
    o Caremark Rx, Inc.    3,570                                             140
    o Chiron Corp.    1,800                                                   59
      Eli Lilly & Co.    10,900                                              591
    o Express Scripts, Inc.    800                                            59
    o Forest Laboratories, Inc.    3,400                                     141
    o Genzyme Corp.    2,100                                                 122
    o Gilead Sciences, Inc.    3,800                                         126
      Guidant Corp.    3,000                                                 218
      HCA, Inc.    5,000                                                     223
      Health Management Associates, Inc., Class A
      2,400                                                                   53
    o Hospira, Inc.    1,530                                                  44
    o Humana, Inc.    1,400                                                   48
      Johnson & Johnson    28,554                                          1,848
    o King Pharmaceuticals, Inc.    2,133                                     22
    o Laboratory Corp. of America Holdings    1,300                           62
      Manor Care, Inc.    1,100                                               38
      McKesson Corp.    2,654                                                 92
    o Medco Health Solutions, Inc.    2,641                                  113
    o Medimmune, Inc.    2,400                                                57
      Medtronic, Inc.    11,800                                              619
      Merck & Co., Inc.    21,600                                            606
      Mylan Laboratories, Inc.    2,600                                       43
      Pfizer, Inc.    73,476                                               1,775
      Quest Diagnostics    1,101                                             105
      Schering-Plough Corp.    14,100                                        262
    o St. Jude Medical, Inc.    3,500                                        138
      Stryker Corp.    3,784                                                 186
    o Tenet Healthcare Corp.    4,650                                         46
      UnitedHealth Group, Inc.    6,300                                      560
    o Watson Pharmaceuticals, Inc.    1,000                                   30
    o WellPoint, Inc.    2,751                                               334
      Wyeth    13,100                                                        519
    o Zimmer Holdings, Inc.    2,300                                         181
                                                                     -----------
                                                                          12,810
      HOUSEHOLD PRODUCTS  0.4%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    900                                      49
      Avon Products, Inc.    4,800                                           203
      Clorox Co.    2,200                                                    131
      Colgate-Palmolive Co.    5,300                                         278
      The Gillette Co.    9,700                                              492
      International Flavors & Fragrances, Inc.    1,100                       46
      Procter & Gamble Co.    25,000                                       1,331
                                                                     -----------
                                                                           2,530
      INSURANCE  0.8%
      --------------------------------------------------------------------------
      ACE Ltd.    2,500                                                      109
      Aetna, Inc.    1,424                                                   181
      AFLAC, Inc.    5,200                                                   205
      The Allstate Corp.    7,000                                            353
      AMBAC Financial Group, Inc.    1,015                                    78
      American International Group, Inc.    25,251                         1,674
      AON Corp.    2,625                                                      60
      Chubb Corp.    1,700                                                   127
      CIGNA Corp.    1,400                                                   112
      Cincinnati Financial Corp.    1,890                                     83
      Hartford Financial Services Group, Inc.    2,700                       182
      Jefferson-Pilot Corp.    1,412                                          70
      Lincoln National Corp.    1,900                                         88
      Loews Corp.    1,900                                                   129
      Marsh & McLennan Cos., Inc.    5,200                                   169
      MBIA, Inc.    1,350                                                     81
      Metlife, Inc.    7,310                                                 291
      MGIC Investment Corp.    900                                            58
      Principal Financial Group, Inc.    3,065                               124
      The Progressive Corp.    2,100                                         176
      Prudential Financial, Inc.    5,200                                    280
      Safeco Corp.    1,100                                                   51
      The St. Paul Travelers Cos., Inc.    6,453                             242
      Torchmark Corp.    1,100                                                60
      UnumProvident Corp.    2,349                                            40
      XL Capital Ltd., Class A    1,300                                       97
                                                                     -----------
                                                                           5,120
      MEDIA  0.6%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    6,017                            195
    o Comcast Corp., Class A    21,843                                       703
      Dow Jones & Co., Inc.    800                                            30

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Gannett Co., Inc.    2,700                                             216
      Knight-Ridder, Inc.    900                                              59
      The McGraw-Hill Cos., Inc.    1,900                                    172
      Meredith Corp.    500                                                   24
      New York Times Co., Class A    1,400                                    54
    o News Corp, Inc., Class A    25,100                                     427
      R.R. Donnelley & Sons Co.    2,100                                      70
    o Time Warner, Inc.    44,150                                            795
      Tribune Co.    3,100                                                   124
    o Univision Communications, Inc., Class A    3,104                        85
      Viacom, Inc., Class B    16,981                                        634
      The Walt Disney Co.    19,619                                          562
                                                                     -----------
                                                                           4,150
      MISCELLANEOUS  0.1%
      --------------------------------------------------------------------------
      3M Co.    7,600                                                        641

      MISCELLANEOUS FINANCE  1.3%
      --------------------------------------------------------------------------
      American Express Co.    12,400                                         661
      The Bear Stearns Cos., Inc.    882                                      89
      Capital One Financial Corp.    2,100                                   164
    / The Charles Schwab Corp.    13,042                                     147
      CIT Group, Inc.    2,000                                                81
  (9) Citigroup, Inc.    49,792                                            2,442
      Countrywide Financial Corp.    5,298                                   196
    o E*TRADE Financial Corp.    3,500                                        48
      Fannie Mae    9,400                                                    607
      Federated Investors, Inc., Class B    1,100                             32
      Franklin Resources, Inc.    2,500                                      170
      Freddie Mac    6,600                                                   431
      Golden West Financial Corp.    2,800                                   181
      Goldman Sachs Group, Inc.    4,579                                     494
      Janus Capital Group, Inc.    2,200                                      33
      Lehman Brothers Holdings, Inc.    2,600                                237
      MBNA Corp.    12,550                                                   334
      Merrill Lynch & Co., Inc.    9,400                                     565
      Moody's Corp.    1,500                                                 126
      Morgan Stanley    10,600                                               593
    o Providian Financial Corp.    2,900                                      48
      SLM Corp.    4,500                                                     226
      Sovereign Bancorp, Inc.    2,700                                        61
      T. Rowe Price Group, Inc.    1,200                                      72
      Washington Mutual, Inc.    8,682                                       350
                                                                     -----------
                                                                           8,388
      NON-DURABLES & ENTERTAINMENT  0.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    1,800                                       53
    o Electronic Arts, Inc.    2,866                                         184
      Fortune Brands, Inc.    1,400                                          118
      Hasbro, Inc.    1,650                                                   32
      International Game Technology    3,400                                 106
    o Mattel, Inc.    4,150                                                   81
      McDonald's Corp.    12,400                                             402
    o Starbucks Corp.    3,560                                               192
      Wendy's International, Inc.    1,000                                    39
      Yum! Brands, Inc.    3,120                                             145
                                                                     -----------
                                                                           1,352
      NON-FERROUS METALS  0.1%
      --------------------------------------------------------------------------
      Alcoa, Inc.    8,472                                                   250
      Engelhard Corp.    1,300                                                39
      Freeport-McMoran Copper & Gold, Inc., Class B
      1,700                                                                   63
      Phelps Dodge Corp.    810                                               78
                                                                     -----------
                                                                             430
      OIL: DOMESTIC  0.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    1,000                                             87
      Ashland, Inc.    800                                                    49
      ConocoPhillips    6,546                                                607
      Kerr-McGee Corp.    1,269                                               78
      Marathon Oil Corp.    3,100                                            120
    o Nabors Industries Ltd.    1,400                                         70
      Sunoco, Inc.    900                                                     79
    o Transocean, Inc.    2,945                                              130
      Unocal Corp.    2,400                                                  114
      XTO Energy, Inc.    2,500                                               90
                                                                     -----------
                                                                           1,424
      OIL: INTERNATIONAL  0.7%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    20,654                                        1,123
  (7) Exxon Mobil Corp.    63,158                                          3,259
                                                                     -----------
                                                                           4,382
      OPTICAL & PHOTO  0.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    12,300                                                134
      Eastman Kodak Co.    3,100                                             103
                                                                     -----------
                                                                             237
      PAPER & FOREST PRODUCTS  0.1%
      --------------------------------------------------------------------------
      Georgia-Pacific Corp.    2,228                                          71
      International Paper Co.    4,846                                       190
      Kimberly-Clark Corp.    4,960                                          325
      Louisiana-Pacific Corp.    600                                          15
      MeadWestvaco Corp.    1,970                                             57
    o Neenah Paper, Inc.    150                                                5
      Temple-Inland, Inc.    600                                              38
      Weyerhaeuser Co.    2,300                                              144
                                                                     -----------
                                                                             845

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      PRODUCER GOODS & MANUFACTURING  0.9%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    2,100                                   84
      Avery Dennison Corp.    1,200                                           72
      Caterpillar, Inc.    3,300                                             294
      Cooper Industries Ltd., Class A    900                                  63
      Deere & Co.    2,300                                                   160
      Dover Corp.    2,000                                                    77
      Emerson Electric Co.    4,000                                          269
    o Fisher Scientific International, Inc.    1,115                          70
  (6) General Electric Co.    101,500                                      3,667
      Honeywell International, Inc.    8,437                                 304
      Illinois Tool Works, Inc.    3,000                                     261
      Ingersoll-Rand Co., Class A    1,650                                   123
      Johnson Controls, Inc.    1,800                                        106
    o Millipore Corp.    400                                                  17
      Pall Corp.    1,000                                                     27
      Parker Hannifin Corp.    1,150                                          75
      Snap-On, Inc.    600                                                    20
      W.W. Grainger, Inc.    900                                              55
                                                                     -----------
                                                                           5,744
      RAILROAD & SHIPPING  0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    3,800                            183
      CSX Corp.    2,200                                                      88
      Norfolk Southern Corp.    3,600                                        126
      Union Pacific Corp.    2,500                                           149
                                                                     -----------
                                                                             546
      REAL PROPERTY  0.1%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co., Class A    900                   32
      Archstone-Smith Trust    1,900                                          65
      Equity Office Properties Trust    3,900                                109
      Equity Residential    2,600                                             82
      Plum Creek Timber Co., Inc.    1,700                                    61
      ProLogis    1,700                                                       65
      Simon Property Group, Inc.    1,700                                    101
                                                                     -----------
                                                                             515
      RETAIL  1.1%
      --------------------------------------------------------------------------
      Albertson's, Inc.    3,538                                              81
    o Autonation, Inc.    3,000                                               57
    o AutoZone, Inc.    800                                                   71
    o Bed, Bath & Beyond, Inc.    2,800                                      113
      Best Buy Co., Inc.    3,150                                            169
    o Big Lots, Inc.    1,100                                                 12
      Circuit City Stores, Inc.    2,000                                      29
      Costco Wholesale Corp.    4,400                                        208
      CVS Corp.    3,900                                                     181
      Dillards, Inc., Class A    500                                          13
      Dollar General Corp.    3,303                                           67
      Family Dollar Stores, Inc.    1,700                                     57
      Federated Department Stores, Inc.    1,700                              97
      The Gap, Inc.    8,300                                                 183
      Home Depot, Inc.    21,700                                             895
      J.C. Penney Co., Inc. Holding Co.    2,500                             107
    o Kohl's Corp.    3,200                                                  150
    o Kroger Co.    7,200                                                    123
      Limitedbrands    4,438                                                 105
      Lowe's Cos., Inc.    7,600                                             433
      The May Department Stores Co.    2,800                                  95
      Nordstrom, Inc.    1,300                                                63
    o Office Depot, Inc.    3,300                                             57
      OfficeMax, Inc.    700                                                  21
      RadioShack Corp.    1,900                                               63
    o Safeway, Inc.    4,200                                                  79
      Sears, Roebuck & Co.    2,100                                          106
      Staples, Inc.    4,750                                                 155
      Target Corp.    8,800                                                  447
      Tiffany & Co.    1,400                                                  44
      TJX Cos., Inc.    5,200                                                130
    o Toys 'R' Us, Inc.    2,600                                              56
 (10) Wal-Mart Stores, Inc.    40,900                                      2,143
      Walgreen Co.    9,900                                                  422
      Winn-Dixie Stores, Inc.    1,500                                         5
                                                                     -----------
                                                                           7,037
      STEEL  0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    735                                     18
      Nucor Corp.    1,800                                                   101
      United States Steel Corp.    900                                        47
      Worthington Industries, Inc.    900                                     18
                                                                     -----------
                                                                             184
      TELEPHONE  0.5%
      --------------------------------------------------------------------------
      Alltel Corp.    3,100                                                  171
      AT&T Corp.    7,358                                                    141
    o Avaya, Inc.    4,132                                                    59
      BellSouth Corp.    17,800                                              467
      CenturyTel, Inc.    1,350                                               44
      Citizens Communications Co.    2,576                                    35
    o Nextel Communications, Inc., Class A    10,600                         304
    o Qwest Communications International, Inc.    15,773                      66
      SBC Communications, Inc.    32,336                                     768
    o Sprint Corp. (FON Group)    13,000                                     310
      Verizon Communications, Inc.    26,758                                 953
                                                                     -----------
                                                                           3,318

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TOBACCO  0.2%
      --------------------------------------------------------------------------
      Altria Group, Inc.    19,800                                         1,264
      Reynolds American, Inc.    1,442                                       116
      UST, Inc.    1,600                                                      81
                                                                     -----------
                                                                           1,461
      TRAVEL & RECREATION  0.1%
      --------------------------------------------------------------------------
      Brunswick Corp.    900                                                  42
      Carnival Corp.    6,100                                                351
      Harrah's Entertainment, Inc.    1,200                                   76
      Hilton Hotels Corp.    3,600                                            80
      Marriott International, Inc., Class A    2,200                         139
      Starwood Hotels & Resorts Worldwide, Inc.    1,900                     110
                                                                     -----------
                                                                             798
      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    1,575                                                  111
      Ryder Systems, Inc.    400                                              18
                                                                     -----------
                                                                             129
      UTILITIES: ELECTRIC & GAS  0.5%
      --------------------------------------------------------------------------
    o The AES Corp.    6,000                                                  84
    o Allegheny Energy, Inc.    1,070                                         21
      Ameren Corp.    1,800                                                   90
      American Electric Power Co., Inc.    3,860                             136
    o Calpine Corp.    2,700                                                   9
      Centerpoint Energy, Inc.    2,949                                       33
      Cinergy Corp.    1,600                                                  65
    o CMS Energy Corp.    1,000                                               11
      Consolidated Edison, Inc.    2,100                                      92
      Constellation Energy Group, Inc.    1,700                               85
      Dominion Resources, Inc.    3,078                                      214
      DTE Energy Co.    1,400                                                 61
      Duke Energy Corp.    8,852                                             237
    o Dynegy, Inc., Class A    3,100                                          14
      Edison International    3,200                                          104
    o El Paso Corp.    5,006                                                  54
      Entergy Corp.    2,400                                                 167
      Exelon Corp.    6,224                                                  275
      FirstEnergy Corp.    3,195                                             127
      FPL Group, Inc.    1,900                                               146
      KeySpan Corp.    1,300                                                  51
      Kinder Morgan, Inc.    1,107                                            83
      Nicor, Inc.    500                                                      18
      NiSource, Inc.    2,646                                                 61
      Peoples Energy Corp.    200                                              9
    o PG&E Corp.    4,000                                                    140
      Pinnacle West Capital Corp.    800                                      33
      PPL Corp.    1,800                                                      97
      Progress Energy, Inc.    2,475                                         110
      Public Service Enterprise Group, Inc.    2,300                         121
      Sempra Energy    2,103                                                  78
      The Southern Co.    7,200                                              243
      TECO Energy, Inc.    1,300                                              21
      TXU Corp.    2,767                                                     192
      Williams Cos., Inc.    5,000                                            84
      Xcel Energy, Inc.    3,850                                              70
                                                                     -----------
                                                                           3,436

      OTHER INVESTMENT COMPANIES  83.7% of net assets
 /(3) Schwab International Index Fund, Select Shares
      8,398,716                                                          131,776
 /(1) Schwab S&P 500 Index Fund, Select Shares
      8,616,842                                                          157,085
 /(2) Schwab Small-Cap Index Fund, Select Shares
      6,279,942                                                          133,951
 /(4) Schwab Total Bond Market Fund    9,874,019                          99,629
 /(5) Schwab Value Advantage Money Fund, Investor
      Shares    30,305,277                                                30,305
                                                                     -----------
                                                                         552,746


END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $560,025, and the unrealized gains and losses were $116,506 and $(17,389), respectively.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate to certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
  86.5%  OTHER INVESTMENT COMPANIES                       419,404       468,905
  13.1%  COMMON STOCK                                      44,412        71,404
   0.4%  SHORT-TERM INVESTMENT                              1,902         1,902
--------------------------------------------------------------------------------
 100.0%  TOTAL INVESTMENTS                                465,718       542,211
   0.0%  OTHER ASSETS AND
         LIABILITIES, NET                                                  (212)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                               541,999

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  13.1% of net assets

      AEROSPACE / DEFENSE  0.3%
      --------------------------------------------------------------------------
      The Boeing Co.    5,484                                                278
      Crane Co.    200                                                         6
      General Dynamics Corp.    1,300                                        134
      Goodrich Corp.    700                                                   24
      L-3 Communications Holdings, Inc.    700                                50
      Lockheed Martin Corp.    2,900                                         168
      Northrop Grumman Corp.    2,256                                        117
      Raytheon Co.    2,600                                                   97
      Rockwell Automation, Inc.    1,200                                      68
      Rockwell Collins, Inc.    1,200                                         51
      Textron, Inc.    1,000                                                  72
      United Technologies Corp.    3,300                                     332
                                                                     -----------
                                                                           1,397
      AIR TRANSPORTATION  0.2%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    900                                             5
      FedEx Corp.    1,960                                                   188
      Sabre Holdings Corp., Class A    922                                    19
      Southwest Airlines Co.    5,137                                         74
      United Parcel Service, Inc., Class B    7,385                          552
                                                                     -----------
                                                                             838
      ALCOHOLIC BEVERAGES  0.1%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    200                                        15
      Anheuser-Busch Cos., Inc.    5,200                                     255
      Brown-Forman Corp., Class B    804                                      39
                                                                     -----------
                                                                             309
      APPAREL  0.1%
      --------------------------------------------------------------------------
    o Coach, Inc.    1,200                                                    67
      Jones Apparel Group, Inc.    800                                        27
      Liz Claiborne, Inc.    800                                              34
      Nike, Inc., Class B    1,700                                           147
      Reebok International Ltd.    300                                        13
      VF Corp.    800                                                         43
                                                                     -----------
                                                                             331
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    400                                          9
      Cummins, Inc.    300                                                    23
      Dana Corp.    1,085                                                     17
      Danaher Corp.    2,000                                                 110
      Delphi Corp.    3,884                                                   30
      Eaton Corp.    1,000                                                    68
      Ford Motor Co.    12,185                                               160
      General Motors Corp.    3,650                                          134
      Genuine Parts Co.    1,150                                              49
    o Goodyear Tire & Rubber Co.    1,000                                     15
      Harley-Davidson, Inc.    2,000                                         120
    o Navistar International Corp.    400                                     16
      Visteon Corp.    1,047                                                   8
                                                                     -----------
                                                                             759
      BANKS  1.0%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    2,600                                               65
      Bank of America Corp.    26,286                                      1,219
      The Bank of New York Co., Inc.    4,900                                146
      BB&T Corp.    3,600                                                    142
      Comerica, Inc.    1,100                                                 64
      Compass Bancshares, Inc.    800                                         37
      Fifth Third Bancorp    3,658                                           170
      First Horizon National Corp.    800                                     34
      Huntington Bancshares, Inc.    1,597                                    37
      JPMorgan Chase & Co.    22,713                                         848
      KeyCorp, Inc.    2,600                                                  87

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      M&T Bank Corp.    800                                                   82
      Marshall & Ilsley Corp.    1,344                                        57
      Mellon Financial Corp.    2,800                                         82
      National City Corp.    4,100                                           146
      North Fork Bancorp., Inc.    3,000                                      86
      Northern Trust Corp.    1,400                                           61
      PNC Financial Services Group, Inc.    1,900                            102
      Regions Financial Corp.    3,078                                        98
      State Street Corp.    2,200                                             99
      SunTrust Banks, Inc.    2,300                                          166
      Synovus Financial Corp.    1,900                                        51
      U.S. Bancorp    12,554                                                 377
      Wachovia Corp.    10,494                                               576
      Wells Fargo & Co.    10,835                                            664
      Zions Bancorp.    600                                                   41
                                                                     -----------
                                                                           5,537
      BUSINESS MACHINES & SOFTWARE  1.2%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    1,600                                            91
    o Apple Computer, Inc.    2,200                                          169
      Autodesk, Inc.    1,600                                                 47
    o BMC Software, Inc.    1,600                                             27
    o Cisco Systems, Inc.    44,500                                          803
    o Compuware Corp.    2,400                                                16
    o Comverse Technology, Inc.    1,000                                      22
    o Dell, Inc.    16,500                                                   689
    o EMC Corp.    15,562                                                    204
    o Gateway, Inc.    2,100                                                  10
      Hewlett-Packard Co.    19,724                                          386
      International Business Machines Corp.    10,800                      1,009
    o Lexmark International, Inc., Class A    800                             67
  (8) Microsoft Corp.    69,800                                            1,834
    o NCR Corp.    1,200                                                      41
    o Network Appliance, Inc.    2,000                                        64
    o Novell, Inc.    2,200                                                   13
    o Oracle Corp.    34,000                                                 468
      Pitney Bowes, Inc.    1,600                                             72
    o Siebel Systems, Inc.    3,000                                           26
    o Sun Microsystems, Inc.    20,800                                        91
    o Unisys Corp.    2,100                                                   16
    o Xerox Corp.    5,200                                                    83
                                                                     -----------
                                                                           6,248
      BUSINESS SERVICES  0.5%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc., Class A
      465                                                                     25
    o Allied Waste Industries, Inc.    2,100                                  17
    o Apollo Group, Inc., Class A    1,100                                    86
      Automatic Data Processing, Inc.    3,900                               170
      Cendant Corp.    6,415                                                 151
      Cintas Corp.    1,102                                                   48
    o Citrix Systems, Inc.    1,200                                           26
      Computer Associates International, Inc.    3,825                       104
    o Computer Sciences Corp.    1,090                                        56
    o Convergys Corp.    869                                                  12
      Deluxe Corp.    500                                                     19
    o eBay, Inc.    4,208                                                    343
      Electronic Data Systems Corp.    3,100                                  66
      Equifax, Inc.    900                                                    26
      First Data Corp.    5,704                                              232
    o Fiserv, Inc.    1,200                                                   46
      H&R Block, Inc.    1,200                                                58
      IMS Health, Inc.    1,500                                               35
    o Interpublic Group of Cos., Inc.    2,500                                33
    o Intuit, Inc.    1,327                                                   52
    o Mercury Interactive Corp.    500                                        22
    o Monster Worldwide, Inc.    666                                          21
      Omnicom Group, Inc.    1,200                                           102
    o Parametric Technology Corp.    1,800                                    10
      Paychex, Inc.    2,475                                                  76
      Robert Half International, Inc.    1,200                                36
    o SunGard Data Systems, Inc.    1,832                                     49
    o Symantec Corp.    3,996                                                 93
      Tyco International Ltd.    12,949                                      468
    o Veritas Software Corp.    2,600                                         67
      Waste Management, Inc.    3,712                                        108
    o Yahoo! Inc.    8,400                                                   296
                                                                     -----------
                                                                           2,953
      CHEMICALS  0.2%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    1,500                                 88
      Dow Chemical Co.    6,049                                              301
      E.I. du Pont de Nemours & Co.    6,484                                 308
      Eastman Chemical Co.    600                                             33
      Ecolab, Inc.    2,000                                                   67
      Great Lakes Chemical Corp.    400                                       11
    o Hercules, Inc.    700                                                   10
      Monsanto Co.    1,727                                                   94
      PPG Industries, Inc.    1,200                                           83
      Praxair, Inc.    2,000                                                  86
      Rohm & Haas Co.    1,421                                                63
      Sigma-Aldrich Corp.    500                                              31
                                                                     -----------
                                                                           1,175
      CONSTRUCTION  0.1%
      --------------------------------------------------------------------------
      Centex Corp.    800                                                     49
      Fluor Corp.    500                                                      27
      KB Home    300                                                          33
      Masco Corp.    3,000                                                   110
      Pulte Homes, Inc.    800                                                53

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      The Sherwin-Williams Co.    1,100                                       47
      The Stanley Works    600                                                28
      Vulcan Materials Co.    700                                             40
                                                                     -----------
                                                                             387
      CONSUMER DURABLES  0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    600                                             50
      Leggett & Platt, Inc.    1,300                                          37
      Maytag Corp.    600                                                      9
      Newell Rubbermaid, Inc.    1,872                                        40
      Whirlpool Corp.    500                                                  34
                                                                     -----------
                                                                             170
      CONTAINERS  0.0%
      --------------------------------------------------------------------------
      Ball Corp.    800                                                       34
      Bemis Co.    600                                                        18
    o Pactiv Corp.    1,000                                                   22
    o Sealed Air Corp.    621                                                 32
                                                                     -----------
                                                                             106
      ELECTRONICS  0.6%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    5,000                                   13
    o Advanced Micro Devices, Inc.    2,040                                   32
    o Agilent Technologies, Inc.    2,917                                     65
    o Altera Corp.    2,546                                                   49
      American Power Conversion Corp.    1,175                                25
      Analog Devices, Inc.    2,300                                           83
    o Andrew Corp.    1,025                                                   13
    o Applied Materials, Inc.    10,900                                      173
    o Applied Micro Circuits Corp.    1,928                                    6
    o Broadcom Corp., Class A    2,000                                        64
    o CIENA Corp.    2,100                                                     5
    o Freescale Semiconductor, Inc., Class B    1,630                         29
      Intel Corp.    42,100                                                  945
      ITT Industries, Inc.    600                                             51
    o Jabil Circuit, Inc.    1,341                                            32
    o JDS Uniphase Corp.    8,464                                             18
    o KLA-Tencor Corp.    1,200                                               56
      Linear Technology Corp.    2,000                                        76
    o LSI Logic Corp.    2,000                                                12
    o Lucent Technologies, Inc.    26,905                                     88
      Maxim Integrated Products, Inc.    2,100                                82
    o Micron Technology, Inc.    3,600                                        37
      Molex, Inc.    1,250                                                    36
      Motorola, Inc.    14,770                                               233
    o National Semiconductor Corp.    2,200                                   37
    o Novellus Systems, Inc.    900                                           24
    o Nvidia Corp.    900                                                     21
      PerkinElmer, Inc.    600                                                14
    o PMC - Sierra, Inc.    1,100                                             11
    o Power-One, Inc.    240                                                   2
    o QLogic Corp.    585                                                     22
      Qualcomm, Inc.    10,200                                               380
    o Sanmina -- SCI Corp.    3,400                                           21
      Scientific-Atlanta, Inc.    1,000                                       30
    o Solectron Corp.    5,300                                                26
      Symbol Technologies, Inc.    1,284                                      24
      Tektronix, Inc.    500                                                  14
    o Tellabs, Inc.    2,700                                                  19
    o Teradyne, Inc.    1,100                                                 15
      Texas Instruments, Inc.    11,300                                      262
    o Thermo Electron Corp.    900                                            27
    o Thomas & Betts Corp.    231                                              7
    o Waters Corp.    900                                                     44
      Xilinx, Inc.    2,100                                                   61
                                                                     -----------
                                                                           3,284
      ENERGY: RAW MATERIALS  0.2%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    1,510                                      100
      Apache Corp.    2,048                                                  112
      Baker Hughes, Inc.    2,250                                             98
      BJ Services Co.    1,000                                                48
      Burlington Resources, Inc.    2,820                                    123
      Devon Energy Corp.    3,000                                            122
      EOG Resources, Inc.    759                                              56
      Halliburton Co.    2,974                                               122
    o Noble Corp.    900                                                      48
      Occidental Petroleum Corp.    2,400                                    140
    o Rowan Cos., Inc.    600                                                 17
      Schlumberger Ltd.    3,900                                             265
      Valero Energy Corp.    1,600                                            83
                                                                     -----------
                                                                           1,334
      FOOD & AGRICULTURE  0.5%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    4,446                                    108
      Campbell Soup Co.    2,800                                              82
      The Coca-Cola Co.    15,800                                            656
      Coca-Cola Enterprises, Inc.    2,700                                    59
      ConAgra Foods, Inc.    3,300                                            97
      General Mills, Inc.    2,392                                           127
      H.J. Heinz Co.    2,300                                                 87
      Hershey Foods Corp.    1,600                                            94
      Kellogg Co.    2,700                                                   120
      McCormick & Co., Inc.    900                                            33
      The Pepsi Bottling Group, Inc.    1,826                                 50
      PepsiCo, Inc.    11,070                                                594
      Sara Lee Corp.    5,100                                                120
      Supervalu, Inc.    900                                                  28
      Sysco Corp.    4,400                                                   154
      Wm. Wrigley Jr. Co.    1,600                                           113
                                                                     -----------
                                                                           2,522

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      GOLD  0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    2,754                                          115

      HEALTHCARE / DRUGS & MEDICINE  1.6%
      --------------------------------------------------------------------------
      Abbott Laboratories    10,200                                          459
      Allergan, Inc.    900                                                   68
      AmerisourceBergen Corp.    700                                          41
    o Amgen, Inc.    8,340                                                   519
      Applied Biosystems Group -- Applera Corp.
      1,400                                                                   28
      Bausch & Lomb, Inc.    400                                              29
      Baxter International, Inc.    3,800                                    128
      Becton Dickinson & Co.    1,800                                        102
    o Biogen Idec, Inc.    2,150                                             140
      Biomet, Inc.    1,575                                                   67
    o Boston Scientific Corp.    5,248                                       174
      Bristol-Myers Squibb Co.    12,800                                     300
      C.R. Bard, Inc.    600                                                  41
      Cardinal Health, Inc.    2,775                                         156
    o Caremark Rx, Inc.    2,408                                              94
    o Chiron Corp.    1,200                                                   40
      Eli Lilly & Co.    7,400                                               401
    o Express Scripts, Inc.    500                                            37
    o Forest Laboratories, Inc.    2,400                                     100
    o Genzyme Corp.    1,400                                                  82
    o Gilead Sciences, Inc.    2,400                                          80
      Guidant Corp.    2,000                                                 145
      HCA, Inc.    3,400                                                     151
      Health Management Associates, Inc., Class A
      1,600                                                                   35
    o Hospira, Inc.    1,020                                                  30
    o Humana, Inc.    800                                                     27
      Johnson & Johnson    19,272                                          1,247
    o King Pharmaceuticals, Inc.    1,388                                     15
    o Laboratory Corp. of America Holdings    900                             43
      Manor Care, Inc.    500                                                 17
      McKesson Corp.    1,773                                                 61
    o Medco Health Solutions, Inc.    1,784                                   76
    o Medimmune, Inc.    1,400                                                33
      Medtronic, Inc.    7,800                                               410
      Merck & Co., Inc.    14,500                                            407
      Mylan Laboratories, Inc.    1,700                                       28
      Pfizer, Inc.    49,386                                               1,193
      Quest Diagnostics    735                                                70
      Schering-Plough Corp.    9,500                                         176
    o St. Jude Medical, Inc.    2,120                                         83
      Stryker Corp.    2,546                                                 125
    o Tenet Healthcare Corp.    3,150                                         31
      UnitedHealth Group, Inc.    4,200                                      373
    o Watson Pharmaceuticals, Inc.    600                                     18
    o WellPoint, Inc.    1,926                                               234
      Wyeth    8,800                                                         349
    o Zimmer Holdings, Inc.    1,500                                         118
                                                                     -----------
                                                                           8,581
      HOUSEHOLD PRODUCTS  0.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    600                                      32
      Avon Products, Inc.    3,000                                           127
      Clorox Co.    1,300                                                     77
      Colgate-Palmolive Co.    3,600                                         189
      The Gillette Co.    6,700                                              340
      International Flavors & Fragrances, Inc.    800                         34
      Procter & Gamble Co.    16,800                                         894
                                                                     -----------
                                                                           1,693
      INSURANCE  0.6%
      --------------------------------------------------------------------------
      ACE Ltd.    1,700                                                       74
      Aetna, Inc.    1,034                                                   131
      AFLAC, Inc.    3,300                                                   130
      The Allstate Corp.    4,700                                            237
      AMBAC Financial Group, Inc.    684                                      53
      American International Group, Inc.    16,942                         1,123
      AON Corp.    2,025                                                      46
      Chubb Corp.    1,200                                                    89
      CIGNA Corp.    1,000                                                    80
      Cincinnati Financial Corp.    1,260                                     56
      Hartford Financial Services Group, Inc.    1,800                       121
      Jefferson-Pilot Corp.    1,050                                          52
      Lincoln National Corp.    1,300                                         60
      Loews Corp.    1,200                                                    82
      Marsh & McLennan Cos., Inc.    3,600                                   117
      MBIA, Inc.    1,050                                                     63
      Metlife, Inc.    4,986                                                 198
      MGIC Investment Corp.    700                                            45
      Principal Financial Group, Inc.    2,329                                95
      The Progressive Corp.    1,500                                         125
      Prudential Financial, Inc.    3,500                                    189
      Safeco Corp.    800                                                     37
      The St. Paul Travelers Cos., Inc.    4,241                             159
      Torchmark Corp.    800                                                  44
      UnumProvident Corp.    1,657                                            28
      XL Capital Ltd., Class A    800                                         60
                                                                     -----------
                                                                           3,494
      MEDIA  0.5%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    4,080                            132
    o Comcast Corp., Class A    14,661                                       472
      Dow Jones & Co., Inc.    600                                            23

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Gannett Co., Inc.    1,700                                             136
      Knight-Ridder, Inc.    600                                              39
      The McGraw-Hill Cos., Inc.    1,200                                    109
      Meredith Corp.    300                                                   14
      New York Times Co., Class A    1,100                                    43
    o News Corp, Inc., Class A    16,800                                     286
      R.R. Donnelley & Sons Co.    1,400                                      47
    o Time Warner, Inc.    29,650                                            534
      Tribune Co.    2,100                                                    84
    o Univision Communications, Inc., Class A    2,048                        56
      Viacom, Inc., Class B    11,418                                        426
      The Walt Disney Co.    13,217                                          378
                                                                     -----------
                                                                           2,779
      MISCELLANEOUS  0.1%
      --------------------------------------------------------------------------
      3M Co.    5,000                                                        422

      MISCELLANEOUS FINANCE  1.0%
      --------------------------------------------------------------------------
      American Express Co.    8,300                                          443
      The Bear Stearns Cos., Inc.    602                                      61
      Capital One Financial Corp.    1,500                                   117
    / The Charles Schwab Corp.    8,783                                       99
      CIT Group, Inc.    1,300                                                52
  (9) Citigroup, Inc.    33,476                                            1,642
      Countrywide Financial Corp.    3,498                                   129
    o E*TRADE Financial Corp.    2,400                                        33
      Fannie Mae    6,300                                                    407
      Federated Investors, Inc., Class B    700                               21
      Franklin Resources, Inc.    1,700                                      115
      Freddie Mac    4,500                                                   294
      Golden West Financial Corp.    2,000                                   129
      Goldman Sachs Group, Inc.    3,079                                     332
      Janus Capital Group, Inc.    1,400                                      21
      Lehman Brothers Holdings, Inc.    1,800                                164
      MBNA Corp.    8,268                                                    220
      Merrill Lynch & Co., Inc.    6,300                                     378
      Moody's Corp.    1,000                                                  84
      Morgan Stanley    7,010                                                392
    o Providian Financial Corp.    1,900                                      32
      SLM Corp.    3,000                                                     151
      Sovereign Bancorp, Inc.    1,800                                        41
      T. Rowe Price Group, Inc.    800                                        48
      Washington Mutual, Inc.    5,874                                       237
                                                                     -----------
                                                                           5,642
      NON-DURABLES & ENTERTAINMENT  0.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    1,350                                       40
    o Electronic Arts, Inc.    1,792                                         115
      Fortune Brands, Inc.    1,000                                           84
      Hasbro, Inc.    1,275                                                   25
      International Game Technology    2,100                                  66
    o Mattel, Inc.    2,825                                                   55
      McDonald's Corp.    8,100                                              262
    o Starbucks Corp.    2,440                                               132
      Wendy's International, Inc.    800                                      31
      Yum! Brands, Inc.    2,060                                              96
                                                                     -----------
                                                                             906
      NON-FERROUS METALS  0.0%
      --------------------------------------------------------------------------
      Alcoa, Inc.    5,648                                                   167
      Engelhard Corp.    800                                                  24
      Freeport-McMoran Copper & Gold, Inc., Class B    1,100                  40
      Phelps Dodge Corp.    540                                               52
                                                                     -----------
                                                                             283
      OIL: DOMESTIC  0.2%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    600                                               52
      Ashland, Inc.    500                                                    31
      ConocoPhillips    4,324                                                401
      Kerr-McGee Corp.    771                                                 48
      Marathon Oil Corp.    2,100                                             81
    o Nabors Industries Ltd.    1,000                                         50
      Sunoco, Inc.    600                                                     53
    o Transocean, Inc.    2,016                                               89
      Unocal Corp.    1,600                                                   76
      XTO Energy, Inc.    1,700                                               61
                                                                     -----------
                                                                             942
      OIL: INTERNATIONAL  0.5%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    13,790                                          750
  (7) Exxon Mobil Corp.    42,420                                          2,189
                                                                     -----------
                                                                           2,939
      OPTICAL & PHOTO  0.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    8,300                                                  91
      Eastman Kodak Co.    2,000                                              66
                                                                     -----------
                                                                             157
      PAPER & FOREST PRODUCTS  0.1%
      --------------------------------------------------------------------------
      Georgia-Pacific Corp.    1,496                                          48
      International Paper Co.    3,166                                       124
      Kimberly-Clark Corp.    3,380                                          221
      Louisiana-Pacific Corp.    700                                          18
      MeadWestvaco Corp.    1,279                                             37
    o Neenah Paper, Inc.    102                                                3
      Temple-Inland, Inc.    400                                              26
      Weyerhaeuser Co.    1,400                                               87
                                                                     -----------
                                                                             564

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      PRODUCER GOODS & MANUFACTURING  0.7%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    1,500                                   60
      Avery Dennison Corp.    700                                             42
      Caterpillar, Inc.    2,300                                             205
      Cooper Industries Ltd., Class A    600                                  42
      Deere & Co.    1,500                                                   104
      Dover Corp.    1,400                                                    54
      Emerson Electric Co.    2,800                                          188
    o Fisher Scientific International, Inc.    720                            45
  (6) General Electric Co.    68,100                                       2,460
      Honeywell International, Inc.    5,700                                 205
      Illinois Tool Works, Inc.    2,000                                     174
      Ingersoll-Rand Co., Class A    1,100                                    82
      Johnson Controls, Inc.    1,200                                         71
    o Millipore Corp.    200                                                   9
      Pall Corp.    800                                                       21
      Parker Hannifin Corp.    700                                            46
      Snap-On, Inc.    350                                                    12
      W.W. Grainger, Inc.    600                                              37
                                                                     -----------
                                                                           3,857
      RAILROAD & SHIPPING  0.1%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    2,500                            121
      CSX Corp.    1,500                                                      60
      Norfolk Southern Corp.    2,500                                         87
      Union Pacific Corp.    1,700                                           101
                                                                     -----------
                                                                             369
      REAL PROPERTY  0.1%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co., Class A    600                   21
      Archstone-Smith Trust    1,300                                          44
      Equity Office Properties Trust    2,600                                 73
      Equity Residential    1,700                                             54
      Plum Creek Timber Co., Inc.    1,200                                    43
      ProLogis    1,200                                                       46
      Simon Property Group, Inc.    1,100                                     65
                                                                     -----------
                                                                             346
      RETAIL  0.9%
      --------------------------------------------------------------------------
      Albertson's, Inc.    2,671                                              61
    o Autonation, Inc.    2,000                                               38
    o AutoZone, Inc.    500                                                   45
    o Bed, Bath & Beyond, Inc.    1,800                                       73
      Best Buy Co., Inc.    2,100                                            113
    o Big Lots, Inc.    700                                                    8
      Circuit City Stores, Inc.    1,400                                      20
      Costco Wholesale Corp.    3,000                                        142
      CVS Corp.    2,600                                                     121
      Dillards, Inc., Class A    700                                          18
      Dollar General Corp.    2,202                                           44
      Family Dollar Stores, Inc.    1,100                                     37
      Federated Department Stores, Inc.    1,100                              62
      The Gap, Inc.    5,662                                                 125
      Home Depot, Inc.    14,600                                             602
      J.C. Penney Co., Inc. Holding Co.    1,700                              73
    o Kohl's Corp.    2,200                                                  103
    o Kroger Co.    5,300                                                     91
      Limitedbrands    2,991                                                  71
      Lowe's Cos., Inc.    5,000                                             285
      The May Department Stores Co.    2,100                                  71
      Nordstrom, Inc.    900                                                  43
    o Office Depot, Inc.    2,500                                             43
      OfficeMax, Inc.    600                                                  18
      RadioShack Corp.    1,300                                               43
    o Safeway, Inc.    2,800                                                  53
      Sears, Roebuck & Co.    1,600                                           80
      Staples, Inc.    3,050                                                 100
      Target Corp.    5,800                                                  294
      Tiffany & Co.    950                                                    30
      TJX Cos., Inc.    3,600                                                 90
    o Toys 'R' Us, Inc.    1,200                                              26
 (10) Wal-Mart Stores, Inc.    27,400                                      1,436
      Walgreen Co.    6,600                                                  281
      Winn-Dixie Stores, Inc.    1,200                                         4
                                                                     -----------
                                                                           4,744
      STEEL  0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    492                                     12
      Nucor Corp.    1,200                                                    68
      United States Steel Corp.    700                                        36
      Worthington Industries, Inc.    300                                      6
                                                                     -----------
                                                                             122
      TELEPHONE  0.4%
      --------------------------------------------------------------------------
      Alltel Corp.    2,100                                                  116
      AT&T Corp.    4,941                                                     95
    o Avaya, Inc.    2,775                                                    40
      BellSouth Corp.    11,900                                              312
      CenturyTel, Inc.    900                                                 29
      Citizens Communications Co.    1,732                                    23
    o Nextel Communications, Inc., Class A    7,200                          206
    o Qwest Communications International, Inc.    10,622                      45
      SBC Communications, Inc.    21,788                                     518
    o Sprint Corp. (FON Group)    8,750                                      208
      Verizon Communications, Inc.    17,836                                 635
                                                                     -----------
                                                                           2,227

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TOBACCO  0.2%
      --------------------------------------------------------------------------
      Altria Group, Inc.    13,200                                           843
      Reynolds American, Inc.    914                                          73
      UST, Inc.    1,100                                                      56
                                                                     -----------
                                                                             972
      TRAVEL & RECREATION  0.1%
      --------------------------------------------------------------------------
      Brunswick Corp.    600                                                  28
      Carnival Corp.    4,100                                                236
      Harrah's Entertainment, Inc.    700                                     44
      Hilton Hotels Corp.    2,500                                            56
      Marriott International, Inc., Class A    1,500                          95
      Starwood Hotels & Resorts Worldwide, Inc.
      1,200                                                                   69
                                                                     -----------
                                                                             528
      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    1,050                                                   74
      Ryder Systems, Inc.    400                                              18
                                                                     -----------
                                                                              92
      UTILITIES: ELECTRIC & GAS  0.4%
      --------------------------------------------------------------------------
    o The AES Corp.    3,200                                                  45
    o Allegheny Energy, Inc.    720                                           14
      Ameren Corp.    1,200                                                   60
      American Electric Power Co., Inc.    2,580                              91
    o Calpine Corp.    1,800                                                   6
      Centerpoint Energy, Inc.    1,924                                       22
      Cinergy Corp.    1,000                                                  40
    o CMS Energy Corp.    700                                                  7
      Consolidated Edison, Inc.    1,500                                      66
      Constellation Energy Group, Inc.    1,000                               50
      Dominion Resources, Inc.    2,167                                      150
      DTE Energy Co.    1,000                                                 44
      Duke Energy Corp.    5,952                                             159
    o Dynegy, Inc., Class A    2,100                                           9
      Edison International    2,200                                           71
    o El Paso Corp.    3,222                                                  35
      Entergy Corp.    1,500                                                 104
      Exelon Corp.    4,324                                                  191
      FirstEnergy Corp.    2,030                                              81
      FPL Group, Inc.    1,300                                               100
      KeySpan Corp.    900                                                    36
      Kinder Morgan, Inc.    745                                              56
      Nicor, Inc.    300                                                      11
      NiSource, Inc.    1,651                                                 38
      Peoples Energy Corp.    200                                              9
    o PG&E Corp.    2,700                                                     95
      Pinnacle West Capital Corp.    600                                      25
      PPL Corp.    1,000                                                      54
      Progress Energy, Inc.    1,593                                          71
      Public Service Enterprise Group, Inc.    1,500                          79
      Sempra Energy    1,360                                                  51
      The Southern Co.    4,500                                              152
      TECO Energy, Inc.    900                                                14
      TXU Corp.    2,122                                                     147
      Williams Cos., Inc.    3,000                                            50
      Xcel Energy, Inc.    2,585                                              47
                                                                     -----------
                                                                           2,280

      OTHER INVESTMENT COMPANIES  86.5% of net assets

 /(4) Schwab International Index Fund, Select
      Shares    5,109,677                                                 80,171
 /(2) Schwab S&P 500 Index Fund, Select Shares
      4,978,799                                                           90,763
 /(3) Schwab Small-Cap Index Fund, Select Shares
      3,879,181                                                           82,743
 /(1) Schwab Total Bond Market Fund    18,863,102                        190,329
 /(5) Schwab Value Advantage Money Fund, Investor
      Shares    24,898,861                                                24,899
                                                                     -----------
                                                                         468,905

      SECURITY                                         FACE AMOUNT
        RATE, MATURITY DATE                            ($ X 1,000)
      SHORT-TERM INVESTMENT  0.4% of net assets
      Wachovia Bank NA, Grand Cayman Time Deposit
          1.94%, 02/01/05                                    1,902         1,902

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $471,369, and the unrealized gains and losses were $80,585 and $(9,743), respectively.

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 93.6%   OTHER INVESTMENT COMPANIES                       260,902       286,561
  5.5%   COMMON STOCK                                      12,200        16,854
  1.0%   SHORT-TERM INVESTMENT                              3,049         3,049
--------------------------------------------------------------------------------
100.1%   TOTAL INVESTMENTS                                276,151       306,464
(0.1)%   OTHER ASSETS AND
         LIABILITIES, NET                                                  (185)
--------------------------------------------------------------------------------
100.0%   TOTAL NET ASSETS                                               306,279

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  5.5% of net assets

      AEROSPACE / DEFENSE  0.1%
      --------------------------------------------------------------------------
      The Boeing Co.    1,246                                                 63
      Crane Co.    150                                                         4
      General Dynamics Corp.    300                                           31
      Goodrich Corp.    200                                                    7
      L-3 Communications Holdings, Inc.    200                                14
      Lockheed Martin Corp.    700                                            41
      Northrop Grumman Corp.    514                                           27
      Raytheon Co.    600                                                     22
      Rockwell Automation, Inc.    300                                        17
      Rockwell Collins, Inc.    300                                           13
      Textron, Inc.    200                                                    14
      United Technologies Corp.    800                                        81
                                                                     -----------
                                                                             334
      AIR TRANSPORTATION  0.1%
      --------------------------------------------------------------------------
    o Delta Air Lines, Inc.    200                                             1
      FedEx Corp.    460                                                      44
      Sabre Holdings Corp., Class A    244                                     5
      Southwest Airlines Co.    1,218                                         18
      United Parcel Service, Inc., Class B    1,712                          128
                                                                     -----------
                                                                             196
      ALCOHOLIC BEVERAGES  0.0%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B    50                                          4
      Anheuser-Busch Cos., Inc.    1,200                                      59
      Brown-Forman Corp., Class B    150                                       7
                                                                     -----------
                                                                              70
      APPAREL  0.0%
      --------------------------------------------------------------------------
    o Coach, Inc.    300                                                      17
      Jones Apparel Group, Inc.    200                                         7
      Liz Claiborne, Inc.    200                                               8
      Nike, Inc., Class B    400                                              35
      Reebok International Ltd.    100                                         4
      VF Corp.    200                                                         11
                                                                     -----------
                                                                              82
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  0.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.    100                                          2
      Cummins, Inc.    100                                                     8
      Dana Corp.    292                                                        5
      Danaher Corp.    500                                                    27
      Delphi Corp.    868                                                      7
      Eaton Corp.    200                                                      14
      Ford Motor Co.    2,921                                                 38
      General Motors Corp.    825                                             30
      Genuine Parts Co.    250                                                10
    o Goodyear Tire & Rubber Co.    300                                        5
      Harley-Davidson, Inc.    500                                            30
    o Navistar International Corp.    100                                      4
      Visteon Corp.    248                                                     2
                                                                     -----------
                                                                             182
      BANKS  0.5%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    600                                                 15
      Bank of America Corp.    6,162                                         286
      The Bank of New York Co., Inc.    1,200                                 36
      BB&T Corp.    850                                                       34
      Comerica, Inc.    300                                                   17
      Compass Bancshares, Inc.    2,000                                       94
      Fifth Third Bancorp    867                                              40
      First Horizon National Corp.    200                                      8
      Huntington Bancshares, Inc.    423                                      10
      JPMorgan Chase & Co.    5,352                                          200
      KeyCorp, Inc.    700                                                    23

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      M&T Bank Corp.    199                                                   20
      Marshall & Ilsley Corp.    322                                          14
      Mellon Financial Corp.    700                                           21
      National City Corp.    950                                              34
      North Fork Bancorp., Inc.    750                                        21
      Northern Trust Corp.    300                                             13
      PNC Financial Services Group, Inc.    400                               22
      Regions Financial Corp.    670                                          21
      State Street Corp.    500                                               22
      SunTrust Banks, Inc.    500                                             36
      Synovus Financial Corp.    400                                          11
      U.S. Bancorp    2,922                                                   88
      Wachovia Corp.    2,445                                                134
      Wells Fargo & Co.    2,560                                             157
      Zions Bancorp.    100                                                    7
                                                                     -----------
                                                                           1,384
      BUSINESS MACHINES & SOFTWARE  0.5%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    400                                              23
    o Apple Computer, Inc.    600                                             46
      Autodesk, Inc.    400                                                   12
    o BMC Software, Inc.    400                                                7
    o Cisco Systems, Inc.    10,450                                          188
    o Compuware Corp.    600                                                   4
    o Comverse Technology, Inc.    300                                         7
    o Dell, Inc.    3,850                                                    161
    o EMC Corp.    3,650                                                      48
    o Gateway, Inc.    500                                                     2
      Hewlett-Packard Co.    4,703                                            92
      International Business Machines Corp.    2,500                         233
    o Lexmark International, Inc., Class A    200                             16
  (8) Microsoft Corp.    16,400                                              431
    o NCR Corp.    400                                                        14
    o Network Appliance, Inc.    500                                          16
    o Novell, Inc.    500                                                      3
    o Oracle Corp.    7,900                                                  109
      Pitney Bowes, Inc.    400                                               18
    o Siebel Systems, Inc.    600                                              5
    o Sun Microsystems, Inc.    5,000                                         22
    o Unisys Corp.    500                                                      4
    o Xerox Corp.    1,200                                                    19
                                                                     -----------
                                                                           1,480
      BUSINESS SERVICES  0.2%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc., Class A
      203                                                                     11
    o Allied Waste Industries, Inc.    500                                     4
    o Apollo Group, Inc., Class A    250                                      20
      Automatic Data Processing, Inc.    900                                  39
      Cendant Corp.    1,459                                                  34
      Cintas Corp.    260                                                     11
    o Citrix Systems, Inc.    300                                              6
      Computer Associates International, Inc.    850                          23
    o Computer Sciences Corp.    258                                          13
    o Convergys Corp.    174                                                   3
      Deluxe Corp.    100                                                      4
    o eBay, Inc.    1,004                                                     82
      Electronic Data Systems Corp.    700                                    15
      Equifax, Inc.    200                                                     6
      First Data Corp.    1,392                                               57
    o Fiserv, Inc.    300                                                     12
      H&R Block, Inc.    300                                                  15
      IMS Health, Inc.    350                                                  8
    o Interpublic Group of Cos., Inc.    600                                   8
    o Intuit, Inc.    313                                                     12
    o Mercury Interactive Corp.    100                                         4
    o Monster Worldwide, Inc.    191                                           6
      Omnicom Group, Inc.    300                                              26
    o Parametric Technology Corp.    500                                       3
      Paychex, Inc.    525                                                    16
      Robert Half International, Inc.    300                                   9
    o SunGard Data Systems, Inc.    433                                       12
    o Symantec Corp.    1,004                                                 23
      Tyco International Ltd.    3,013                                       109
    o Veritas Software Corp.    600                                           15
      Waste Management, Inc.    907                                           26
    o Yahoo! Inc.    2,000                                                    70
                                                                     -----------
                                                                             702
      CHEMICALS  0.1%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    300                                   18
      Dow Chemical Co.    1,372                                               68
      E.I. du Pont de Nemours & Co.    1,525                                  73
      Eastman Chemical Co.    100                                              5
      Ecolab, Inc.    400                                                     13
      Great Lakes Chemical Corp.    100                                        3
    o Hercules, Inc.    200                                                    3
      Monsanto Co.    332                                                     18
      PPG Industries, Inc.    250                                             17
      Praxair, Inc.    500                                                    22
      Rohm & Haas Co.    373                                                  16
      Sigma-Aldrich Corp.    100                                               6
                                                                     -----------
                                                                             262
      CONSTRUCTION  0.0%
      --------------------------------------------------------------------------
      Centex Corp.    200                                                     12
      Fluor Corp.    100                                                       5
      KB Home    100                                                          11
      Masco Corp.    700                                                      26
      Pulte Homes, Inc.    200                                                13
      The Sherwin-Williams Co.    200                                          9

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      The Stanley Works    100                                                 5
      Vulcan Materials Co.    200                                             11
                                                                     -----------
                                                                              92
      CONSUMER DURABLES  0.0%
      --------------------------------------------------------------------------
      Black & Decker Corp.    100                                              8
      Leggett & Platt, Inc.    300                                             9
      Maytag Corp.    100                                                      2
      Newell Rubbermaid, Inc.    436                                           9
      Whirlpool Corp.    100                                                   7
                                                                     -----------
                                                                              35
      CONTAINERS  0.0%
      --------------------------------------------------------------------------
      Ball Corp.    200                                                        8
      Bemis Co.    200                                                         6
    o Pactiv Corp.    300                                                      7
    o Sealed Air Corp.    153                                                  8
                                                                     -----------
                                                                              29
      ELECTRONICS  0.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    1,000                                    3
    o Advanced Micro Devices, Inc.    560                                      9
    o Agilent Technologies, Inc.    710                                       16
    o Altera Corp.    510                                                     10
      American Power Conversion Corp.    225                                   5
      Analog Devices, Inc.    600                                             21
    o Andrew Corp.    100                                                      1
    o Applied Materials, Inc.    2,600                                        41
    o Applied Micro Circuits Corp.    455                                      1
    o Broadcom Corp., Class A    492                                          16
    o CIENA Corp.    500                                                       1
    o Freescale Semiconductor, Inc., Class B    404                            7
      Intel Corp.    9,800                                                   220
      ITT Industries, Inc.    150                                             13
    o Jabil Circuit, Inc.    322                                               8
    o JDS Uniphase Corp.    2,010                                              4
    o KLA-Tencor Corp.    300                                                 14
      Linear Technology Corp.    500                                          19
    o LSI Logic Corp.    500                                                   3
    o Lucent Technologies, Inc.    7,019                                      23
      Maxim Integrated Products, Inc.    500                                  19
    o Micron Technology, Inc.    900                                           9
      Molex, Inc.    250                                                       7
      Motorola, Inc.    3,666                                                 58
    o National Semiconductor Corp.    600                                     10
    o Novellus Systems, Inc.    250                                            6
    o Nvidia Corp.    200                                                      5
      PerkinElmer, Inc.    200                                                 5
    o PMC - Sierra, Inc.    300                                                3
    o Power-One, Inc.    57                                                   --
    o QLogic Corp.    138                                                      5
      Qualcomm, Inc.    2,400                                                 89
    o Sanmina -- SCI Corp.    800                                              5
      Scientific-Atlanta, Inc.    200                                          6
    o Solectron Corp.    1,000                                                 5
      Symbol Technologies, Inc.    303                                         6
      Tektronix, Inc.    200                                                   6
    o Tellabs, Inc.    600                                                     4
    o Teradyne, Inc.    300                                                    4
      Texas Instruments, Inc.    2,700                                        63
    o Thermo Electron Corp.    200                                             6
    o Thomas & Betts Corp.    100                                              3
    o Waters Corp.    200                                                     10
      Xilinx, Inc.    500                                                     15
                                                                     -----------
                                                                             784
      ENERGY: RAW MATERIALS  0.1%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    367                                         24
      Apache Corp.    462                                                     25
      Baker Hughes, Inc.    470                                               20
      BJ Services Co.    200                                                  10
      Burlington Resources, Inc.    600                                       26
      Devon Energy Corp.    700                                               29
      EOG Resources, Inc.    180                                              13
      Halliburton Co.    714                                                  29
    o Noble Corp.    200                                                      11
      Occidental Petroleum Corp.    600                                       35
    o Rowan Cos., Inc.    100                                                  3
      Schlumberger Ltd.    900                                                61
      Valero Energy Corp.    400                                              21
                                                                     -----------
                                                                             307
      FOOD & AGRICULTURE  0.2%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    1,014                                     25
      Campbell Soup Co.    700                                                21
      The Coca-Cola Co.    3,700                                             153
      Coca-Cola Enterprises, Inc.    700                                      15
      ConAgra Foods, Inc.    800                                              24
      General Mills, Inc.    582                                              31
      H.J. Heinz Co.    600                                                   23
      Hershey Foods Corp.    400                                              23
      Kellogg Co.    600                                                      27
      McCormick & Co., Inc.    200                                             7
      The Pepsi Bottling Group, Inc.    350                                   10
      PepsiCo, Inc.    2,560                                                 137
      Sara Lee Corp.    1,200                                                 28
      Supervalu, Inc.    200                                                   6
      Sysco Corp.    1,000                                                    35
      Wm. Wrigley Jr. Co.    300                                              21
                                                                     -----------
                                                                             586

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      GOLD  0.0%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    643                                             27

      HEALTHCARE / DRUGS & MEDICINE  0.7%
      --------------------------------------------------------------------------
      Abbott Laboratories    2,400                                           108
      Allergan, Inc.    200                                                   15
      AmerisourceBergen Corp.    200                                          12
    o Amgen, Inc.    1,952                                                   121
      Applied Biosystems Group -- Applera Corp.    300                         6
      Bausch & Lomb, Inc.    100                                               7
      Baxter International, Inc.    900                                       30
      Becton Dickinson & Co.    400                                           23
    o Biogen Idec, Inc.    480                                                31
      Biomet, Inc.    450                                                     19
    o Boston Scientific Corp.    1,268                                        42
      Bristol-Myers Squibb Co.    3,000                                       70
      C.R. Bard, Inc.    200                                                  14
      Cardinal Health, Inc.    650                                            37
    o Caremark Rx, Inc.    581                                                23
    o Chiron Corp.    300                                                     10
      Eli Lilly & Co.    1,725                                                94
    o Express Scripts, Inc.    100                                             7
    o Forest Laboratories, Inc.    550                                        23
    o Genzyme Corp.    325                                                    19
    o Gilead Sciences, Inc.    650                                            21
      Guidant Corp.    500                                                    36
      HCA, Inc.    800                                                        36
      Health Management Associates, Inc., Class A   400                        9
    o Hospira, Inc.    240                                                     7
    o Humana, Inc.    200                                                      7
      Johnson & Johnson    4,492                                             291
    o King Pharmaceuticals, Inc.    366                                        4
    o Laboratory Corp. of America Holdings    200                             10
      Manor Care, Inc.    100                                                  3
      McKesson Corp.    422                                                   14
    o Medco Health Solutions, Inc.    422                                     18
    o Medimmune, Inc.    400                                                   9
      Medtronic, Inc.    1,800                                                94
      Merck & Co., Inc.    3,400                                              95
      Mylan Laboratories, Inc.    400                                          7
      Pfizer, Inc.    11,557                                                 279
      Quest Diagnostics    139                                                13
      Schering-Plough Corp.    2,300                                          43
    o St. Jude Medical, Inc.    500                                           20
      Stryker Corp.    602                                                    30
    o Tenet Healthcare Corp.    750                                            7
      UnitedHealth Group, Inc.    1,000                                       89
    o Watson Pharmaceuticals, Inc.    200                                      6
    o WellPoint, Inc.    450                                                  55
      Wyeth    2,000                                                          79
    o Zimmer Holdings, Inc.    350                                            28
                                                                     -----------
                                                                           2,021
      HOUSEHOLD PRODUCTS  0.1%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    150                                       8
      Avon Products, Inc.    700                                              30
      Clorox Co.    300                                                       18
      Colgate-Palmolive Co.    800                                            42
      The Gillette Co.    1,500                                               76
      International Flavors & Fragrances, Inc.    200                          8
      Procter & Gamble Co.    3,900                                          208
                                                                     -----------
                                                                             390
      INSURANCE  0.3%
      --------------------------------------------------------------------------
      ACE Ltd.    400                                                         17
      Aetna, Inc.    222                                                      28
      AFLAC, Inc.    800                                                      32
      The Allstate Corp.    1,100                                             56
      AMBAC Financial Group, Inc.    162                                      12
      American International Group, Inc.    3,979                            264
      AON Corp.    475                                                        11
      Chubb Corp.    300                                                      22
      CIGNA Corp.    200                                                      16
      Cincinnati Financial Corp.    315                                       14
      Hartford Financial Services Group, Inc.    425                          29
      Jefferson-Pilot Corp.    225                                            11
      Lincoln National Corp.    300                                           14
      Loews Corp.    300                                                      20
      Marsh & McLennan Cos., Inc.    800                                      26
      MBIA, Inc.    200                                                       12
      Metlife, Inc.    1,178                                                  47
      MGIC Investment Corp.    150                                            10
      Principal Financial Group, Inc.    550                                  22
      The Progressive Corp.    350                                            29
      Prudential Financial, Inc.    800                                       43
      Safeco Corp.    200                                                      9
      The St. Paul Travelers Cos., Inc.    1,006                              38
      Torchmark Corp.    200                                                  11
      UnumProvident Corp.    346                                               6
      XL Capital Ltd., Class A    200                                         15
                                                                     -----------
                                                                             814
      MEDIA  0.2%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    967                               31
    o Comcast Corp., Class A    3,463                                        112
      Dow Jones & Co., Inc.    100                                             4

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Gannett Co., Inc.    400                                                32
      Knight-Ridder, Inc.    100                                               7
      The McGraw-Hill Cos., Inc.    300                                       27
      Meredith Corp.    100                                                    5
      New York Times Co., Class A    200                                       8
    o News Corp, Inc., Class A    4,000                                       68
      R.R. Donnelley & Sons Co.    300                                        10
    o Time Warner, Inc.    6,850                                             123
      Tribune Co.    500                                                      20
    o Univision Communications, Inc., Class A    519                          14
      Viacom, Inc., Class B    2,660                                          99
      The Walt Disney Co.    3,077                                            88
                                                                     -----------
                                                                             648
      MISCELLANEOUS  0.0%
      --------------------------------------------------------------------------
      3M Co.    1,200                                                        101

      MISCELLANEOUS FINANCE  0.4%
      --------------------------------------------------------------------------
      American Express Co.    2,000                                          107
      The Bear Stearns Cos., Inc.    145                                      15
      Capital One Financial Corp.    350                                      27
    / The Charles Schwab Corp.    2,125                                       24
      CIT Group, Inc.    300                                                  12
  (9) Citigroup, Inc.    7,782                                               382
      Countrywide Financial Corp.    798                                      30
    o E*TRADE Financial Corp.    600                                           8
      Fannie Mae    1,475                                                     95
      Federated Investors, Inc., Class B    200                                6
      Franklin Resources, Inc.    400                                         27
      Freddie Mac    1,000                                                    65
      Golden West Financial Corp.    500                                      32
      Goldman Sachs Group, Inc.    728                                        78
      Janus Capital Group, Inc.    400                                         6
      Lehman Brothers Holdings, Inc.    400                                   36
      MBNA Corp.    1,957                                                     52
      Merrill Lynch & Co., Inc.    1,500                                      90
      Moody's Corp.    200                                                    17
      Morgan Stanley    1,630                                                 91
    o Providian Financial Corp.    400                                         7
      SLM Corp.    650                                                        33
      Sovereign Bancorp, Inc.    400                                           9
      T. Rowe Price Group, Inc.    200                                        12
      Washington Mutual, Inc.    1,331                                        54
                                                                     -----------
                                                                           1,315
      NON-DURABLES & ENTERTAINMENT  0.1%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    300                                          9
    o Electronic Arts, Inc.    424                                            27
      Fortune Brands, Inc.    200                                             17
      Hasbro, Inc.    325                                                      6
      International Game Technology    556                                    17
    o Mattel, Inc.    650                                                     13
      McDonald's Corp.    2,000                                               65
    o Starbucks Corp.    560                                                  30
      Wendy's International, Inc.    200                                       8
      Yum! Brands, Inc.    480                                                22
                                                                     -----------
                                                                             214
      NON-FERROUS METALS  0.0%
      --------------------------------------------------------------------------
      Alcoa, Inc.    1,312                                                    39
      Engelhard Corp.    200                                                   6
      Freeport-McMoran Copper & Gold, Inc., Class B   300                     11
      Phelps Dodge Corp.    135                                               13
                                                                     -----------
                                                                              69
      OIL: DOMESTIC  0.1%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    100                                                9
      Ashland, Inc.    100                                                     6
      ConocoPhillips    1,027                                                 95
      Kerr-McGee Corp.    186                                                 12
      Marathon Oil Corp.    500                                               19
    o Nabors Industries Ltd.    200                                           10
      Sunoco, Inc.    100                                                      9
    o Transocean, Inc.    474                                                 21
      Unocal Corp.    400                                                     19
      XTO Energy, Inc.    400                                                 14
                                                                     -----------
                                                                             214
      OIL: INTERNATIONAL  0.2%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    3,286                                           178
  (7) Exxon Mobil Corp.    9,918                                             512
                                                                     -----------
                                                                             690
      OPTICAL & PHOTO  0.0%
      --------------------------------------------------------------------------
    o Corning, Inc.    1,900                                                  21
      Eastman Kodak Co.    500                                                16
                                                                     -----------
                                                                              37
      PAPER & FOREST PRODUCTS  0.0%
      --------------------------------------------------------------------------
      Georgia-Pacific Corp.    379                                            12
      International Paper Co.    739                                          29
      Kimberly-Clark Corp.    756                                             50
      Louisiana-Pacific Corp.    100                                           3
      MeadWestvaco Corp.    294                                                8
    o Neenah Paper, Inc.    22                                                 1
      Temple-Inland, Inc.    100                                               6
      Weyerhaeuser Co.    350                                                 22
                                                                     -----------
                                                                             131

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      PRODUCER GOODS & MANUFACTURING  0.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    300                                     12
      Avery Dennison Corp.    200                                             12
      Caterpillar, Inc.    550                                                49
      Cooper Industries Ltd., Class A    150                                  10
      Deere & Co.    400                                                      28
      Dover Corp.    300                                                      12
      Emerson Electric Co.    650                                             44
    o Fisher Scientific International, Inc.    163                            10
  (6) General Electric Co.    15,950                                         576
      Honeywell International, Inc.    1,275                                  46
      Illinois Tool Works, Inc.    450                                        39
      Ingersoll-Rand Co., Class A    250                                      19
      Johnson Controls, Inc.    300                                           18
    o Millipore Corp.    100                                                   4
      Pall Corp.    200                                                        5
      Parker Hannifin Corp.    150                                            10
      Snap-On, Inc.    100                                                     3
      W.W. Grainger, Inc.    100                                               6
                                                                     -----------
                                                                             903
      RAILROAD & SHIPPING  0.0%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    600                               29
      CSX Corp.    300                                                        12
      Norfolk Southern Corp.    600                                           21
      Union Pacific Corp.    400                                              24
                                                                     -----------
                                                                              86
      REAL PROPERTY  0.0%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co., Class
      A    100                                                                 3
      Archstone-Smith Trust    300                                            10
      Equity Office Properties Trust    600                                   17
      Equity Residential    400                                               13
      Plum Creek Timber Co., Inc.    300                                      11
      ProLogis    300                                                         11
      Simon Property Group, Inc.    300                                       18
                                                                     -----------
                                                                              83
      RETAIL  0.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.    652                                                15
    o Autonation, Inc.    500                                                 10
    o AutoZone, Inc.    150                                                   13
    o Bed, Bath & Beyond, Inc.    400                                         16
      Best Buy Co., Inc.    450                                               24
    o Big Lots, Inc.    200                                                    2
      Circuit City Stores, Inc.    300                                         4
      Costco Wholesale Corp.    700                                           33
      CVS Corp.    600                                                        28
      Dillards, Inc., Class A    200                                           5
      Dollar General Corp.    515                                             10
      Family Dollar Stores, Inc.    300                                       10
      Federated Department Stores, Inc.    300                                17
      The Gap, Inc.    1,362                                                  30
      Home Depot, Inc.    3,450                                              142
      J.C. Penney Co., Inc. Holding Co.    400                                17
    o Kohl's Corp.    500                                                     24
    o Kroger Co.    1,200                                                     21
      Limitedbrands    739                                                    18
      Lowe's Cos., Inc.    1,200                                              68
      The May Department Stores Co.    500                                    17
      Nordstrom, Inc.    200                                                  10
    o Office Depot, Inc.    600                                               10
      OfficeMax, Inc.    100                                                   3
      RadioShack Corp.    300                                                 10
    o Safeway, Inc.    650                                                    12
      Sears, Roebuck & Co.    300                                             15
      Staples, Inc.    750                                                    25
      Target Corp.    1,400                                                   71
      Tiffany & Co.    250                                                     8
      TJX Cos., Inc.    800                                                   20
    o Toys 'R' Us, Inc.    300                                                 7
 (10) Wal-Mart Stores, Inc.    6,450                                         338
      Walgreen Co.    1,600                                                   68
      Winn-Dixie Stores, Inc.    300                                           1
                                                                     -----------
                                                                           1,122
      STEEL  0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.    146                                      4
      Nucor Corp.    200                                                      11
      United States Steel Corp.    100                                         5
      Worthington Industries, Inc.    100                                      2
                                                                     -----------
                                                                              22
      TELEPHONE  0.2%
      --------------------------------------------------------------------------
      Alltel Corp.    500                                                     27
      AT&T Corp.    1,181                                                     23
    o Avaya, Inc.    618                                                       9
      BellSouth Corp.    2,750                                                72
      CenturyTel, Inc.    250                                                  8
      Citizens Communications Co.    410                                       5
    o Nextel Communications, Inc., Class A    1,700                           49
    o Qwest Communications International, Inc.    2,524                       11
      SBC Communications, Inc.    5,025                                      119
    o Sprint Corp. (FON Group)    2,000                                       48
      Verizon Communications, Inc.    4,188                                  149
                                                                     -----------
                                                                             520

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      TOBACCO  0.1%
      --------------------------------------------------------------------------
      Altria Group, Inc.    3,100                                            198
      Reynolds American, Inc.    237                                          19
      UST, Inc.    300                                                        15
                                                                     -----------
                                                                             232
      TRAVEL & RECREATION  0.0%
      --------------------------------------------------------------------------
      Brunswick Corp.    100                                                   5
      Carnival Corp.    1,000                                                 58
      Harrah's Entertainment, Inc.    200                                     13
      Hilton Hotels Corp.    600                                              13
      Marriott International, Inc., Class A    400                            25
      Starwood Hotels & Resorts Worldwide, Inc.    300                        17
                                                                     -----------
                                                                             131
      TRUCKING & FREIGHT  0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.    300                                                     21
      Ryder Systems, Inc.    100                                               5
                                                                     -----------
                                                                              26
      UTILITIES: ELECTRIC & GAS  0.2%
      --------------------------------------------------------------------------
    o The AES Corp.    800                                                    11
    o Allegheny Energy, Inc.    170                                            3
      Ameren Corp.    300                                                     15
      American Electric Power Co., Inc.    580                                21
    o Calpine Corp.    400                                                     1
      Centerpoint Energy, Inc.    474                                          6
      Cinergy Corp.    300                                                    12
    o CMS Energy Corp.    200                                                  2
      Consolidated Edison, Inc.    300                                        13
      Constellation Energy Group, Inc.    200                                 10
      Dominion Resources, Inc.    515                                         36
      DTE Energy Co.    200                                                    9
      Duke Energy Corp.    1,408                                              38
    o Dynegy, Inc., Class A    500                                             2
      Edison International    500                                             16
    o El Paso Corp.    769                                                     9
      Entergy Corp.    350                                                    24
      Exelon Corp.    1,024                                                   45
      FirstEnergy Corp.    533                                                21
      FPL Group, Inc.    300                                                  23
      KeySpan Corp.    200                                                     8
      Kinder Morgan, Inc.    176                                              13
      Nicor, Inc.    100                                                       4
      NiSource, Inc.    376                                                    9
      Peoples Energy Corp.    100                                              4
    o PG&E Corp.    600                                                       21
      Pinnacle West Capital Corp.    100                                       4
      PPL Corp.    300                                                        16
      Progress Energy, Inc.    354                                            16
      Public Service Enterprise Group, Inc.    400                            21
      Sempra Energy    297                                                    11
      The Southern Co.    1,100                                               37
      TECO Energy, Inc.    200                                                 3
      TXU Corp.    400                                                        28
      Williams Cos., Inc.    700                                              12
      Xcel Energy, Inc.    510                                                 9
                                                                     -----------
                                                                             533

      OTHER INVESTMENT COMPANIES  93.6% of net assets

 /(4) Schwab International Index Fund, Select
      Shares    1,943,291                                                 30,490
 /(2) Schwab S&P 500 Index Fund, Select Shares
      2,404,694                                                           43,838
 /(3) Schwab Small-Cap Index Fund, Select Shares
      1,458,540                                                           31,111
 /(1) Schwab Total Bond Market Fund    16,701,797                        168,521
 /(5) Schwab Value Advantage Money Fund, Investor
      Shares    12,600,985                                                12,601
                                                                     -----------
                                                                         286,561

      SECURITY                                         FACE AMOUNT
        RATE, MATURITY DATE                            ($ X 1,000)
      SHORT-TERM INVESTMENT  1.0% of net assets

      Wachovia Bank NA, Grand Cayman Time
      Deposit
          1.94%, 02/01/05                                    3,049         3,049

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $277,339, and the unrealized gains and losses were $31,425 and $(2,300), respectively.

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 /  Issuer is affiliated with the fund's adviser

 @  All or a portion of this security is on loan

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($x1,000)       ($x1,000)
--------------------------------------------------------------------------------
 98.0%  COMMON STOCK                                     449,340        456,626
  1.5%  SHORT-TERM INVESTMENT                              6,849          6,849
  0.3%  U.S. TREASURY OBLIGATIONS                          1,586          1,586
  0.0%  WARRANTS                                              --             13
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                457,775        465,074
  5.2%  COLLATERAL INVESTED FOR SECURITIES ON
        LOAN                                              24,010         24,010
(5.0)%  OTHER ASSETS AND LIABILITIES, NET                               (23,299)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                465,785

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      COMMON STOCK  98.0% of net assets

      AEROSPACE / DEFENSE  1.9%
      --------------------------------------------------------------------------
      The Boeing Co.    35,200                                             1,781
      General Dynamics Corp.    8,400                                        867
      Goodrich Corp.    4,700                                                161
      L-3 Communications Holdings, Inc.    4,600                             328
      Lockheed Martin Corp.    18,600                                      1,075
      Northrop Grumman Corp.    15,428                                       800
      Raytheon Co.    19,000                                                 711
      Rockwell Automation, Inc.    7,300                                     414
      Rockwell Collins, Inc.    6,800                                        292
      Textron, Inc.    5,500                                                 396
      United Technologies Corp.    21,400                                  2,155
                                                                     -----------
                                                                           8,980
      AIR TRANSPORTATION  1.1%
      --------------------------------------------------------------------------
   @o Delta Air Lines, Inc.    5,200                                          28
      FedEx Corp.    12,600                                                1,205
    @ Sabre Holdings Corp., Class A    5,418                                 115
      Southwest Airlines Co.    30,850                                       447
      United Parcel Service, Inc., Class B    46,924                       3,504
                                                                     -----------
                                                                           5,299
      ALCOHOLIC BEVERAGES  0.4%
      --------------------------------------------------------------------------
    @ Adolph Coors Co., Class B    1,500                                     112
      Anheuser-Busch Cos., Inc.    33,100                                  1,628
      Brown-Forman Corp., Class B    4,808                                   232
                                                                     -----------
                                                                           1,972
      APPAREL  0.4%
      --------------------------------------------------------------------------
    o Coach, Inc.    7,500                                                   421
      Jones Apparel Group, Inc.    4,900                                     165
      Liz Claiborne, Inc.    4,300                                           180
      Nike, Inc., Class B    11,000                                          953
      Reebok International Ltd.    2,500                                     111
      VF Corp.    4,400                                                      234
                                                                     -----------
                                                                           2,064
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.0%
      --------------------------------------------------------------------------
    @ Cooper Tire & Rubber Co.    3,500                                       76
      Cummins, Inc.    1,800                                                 140
      Dana Corp.    6,100                                                     97
      Danaher Corp.    13,000                                                713
    @ Delphi Corp.    21,449                                                 163
      Eaton Corp.    6,400                                                   435
      Ford Motor Co.    76,611                                             1,009
    @ General Motors Corp.    23,675                                         871
      Genuine Parts Co.    6,700                                             284
   @o Goodyear Tire & Rubber Co.    7,400                                    114
    @ Harley-Davidson, Inc.    12,300                                        739
    o Navistar International Corp.    2,800                                  109
      Visteon Corp.    5,769                                                  43
                                                                     -----------
                                                                           4,793
      BANKS  7.6%
      --------------------------------------------------------------------------
      AmSouth Bancorp.    13,700                                             342
  (7) Bank of America Corp.    169,064                                     7,839
      The Bank of New York Co., Inc.    32,550                               967
      BB&T Corp.    23,200                                                   916
    @ Comerica, Inc.    7,200                                                417

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      Compass Bancshares, Inc.    4,900                                      229
      Fifth Third Bancorp    24,769                                        1,151
      First Horizon National Corp.    4,700                                  200
      Huntington Bancshares, Inc.    8,883                                   204
      JPMorgan Chase & Co.    149,128                                      5,567
      KeyCorp, Inc.    16,100                                                538
      M&T Bank Corp.    4,699                                                481
      Marshall & Ilsley Corp.    9,428                                       404
      Mellon Financial Corp.    16,800                                       493
      National City Corp.    28,400                                        1,010
      North Fork Bancorp., Inc.    18,600                                    534
    @ Northern Trust Corp.    8,500                                          371
      PNC Financial Services Group, Inc.    11,900                           641
      Regions Financial Corp.    19,498                                      624
      State Street Corp.    14,000                                           627
    @ SunTrust Banks, Inc.    15,600                                       1,123
      Synovus Financial Corp.    11,900                                      323
      U.S. Bancorp    78,207                                               2,350
      Wachovia Corp.    67,112                                             3,681
      Wells Fargo & Co.    70,813                                          4,341
      Zions Bancorp.    3,600                                                244
                                                                     -----------
                                                                          35,617
      BUSINESS MACHINES & SOFTWARE  8.7%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.    9,500                                           541
    o Apple Computer, Inc.    16,900                                       1,300
    @ Autodesk, Inc.    8,800                                                258
    o BMC Software, Inc.    8,800                                            148
    o Cisco Systems, Inc.    275,550                                       4,971
    o Compuware Corp.    15,300                                              106
    o Comverse Technology, Inc.    7,900                                     177
    o Dell, Inc.    104,000                                                4,343
    o EMC Corp.    100,324                                                 1,314
    o Gateway, Inc.    14,800                                                 70
    @ Hewlett-Packard Co.    126,401                                       2,476
 (10) International Business Machines Corp.    69,700                      6,511
   @o Lexmark International, Inc., Class A    5,500                          458
 =(3) Microsoft Corp.    454,950                                          11,956
    o NCR Corp.    7,400                                                     253
    o Network Appliance, Inc.    14,200                                      452
    o Novell, Inc.    13,900                                                  80
    o Oracle Corp.    214,600                                              2,955
      Pitney Bowes, Inc.    9,700                                            434
    o Siebel Systems, Inc.    20,100                                         175
    o Sun Microsystems, Inc.    140,800                                      614
    o Unisys Corp.    13,300                                                 104
    o Xerox Corp.    39,900                                                  634
                                                                     -----------
                                                                          40,330
      BUSINESS SERVICES  4.1%
      --------------------------------------------------------------------------
   @o Affiliated Computer Services, Inc., Class A    5,114                   277
    o Allied Waste Industries, Inc.    11,400                                 95
   @o Apollo Group, Inc., Class A    7,400                                   578
      Automatic Data Processing, Inc.    24,400                            1,061
      Cendant Corp.    44,070                                              1,038
    @ Cintas Corp.    6,820                                                  297
    o Citrix Systems, Inc.    6,700                                          144
    @ Computer Associates International, Inc.    24,600                      669
    o Computer Sciences Corp.    8,000                                       412
    o Convergys Corp.    5,625                                                80
    o eBay, Inc.    27,782                                                 2,264
      Electronic Data Systems Corp.    20,300                                435
      Equifax, Inc.    5,400                                                 153
      First Data Corp.    34,781                                           1,417
    o Fiserv, Inc.    7,750                                                  296
    @ H&R Block, Inc.    6,400                                               309
      IMS Health, Inc.    8,900                                              208
    o Interpublic Group of Cos., Inc.    16,700                              218
    o Intuit, Inc.    7,483                                                  292
   @o Mercury Interactive Corp.    3,400                                     149
    o Monster Worldwide, Inc.    4,761                                       149
      Omnicom Group, Inc.    7,800                                           662
    o Parametric Technology Corp.    10,700                                   61
      Paychex, Inc.    14,925                                                455
    @ Robert Half International, Inc.    6,850                               208
    o SunGard Data Systems, Inc.    11,113                                   299
   @o Symantec Corp.    26,600                                               621
      Tyco International Ltd.    84,176                                    3,042
    o Veritas Software Corp.    16,750                                       431
    @ Waste Management, Inc.    24,000                                       696
    o Yahoo! Inc.    57,600                                                2,028
                                                                     -----------
                                                                          19,044
      CHEMICALS  1.6%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.    9,600                                565
      Dow Chemical Co.    39,460                                           1,961
      E.I. du Pont de Nemours & Co.    41,582                              1,978
      Eastman Chemical Co.    3,100                                          168
      Ecolab, Inc.    9,900                                                  333
      Great Lakes Chemical Corp.    1,700                                     45
    o Hercules, Inc.    4,000                                                 58
      Monsanto Co.    11,117                                                 602
      PPG Industries, Inc.    7,200                                          495
      Praxair, Inc.    12,900                                                557
      Rohm & Haas Co.    9,463                                               419
      Sigma-Aldrich Corp.    2,800                                           176
                                                                     -----------
                                                                           7,357

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      CONSTRUCTION  0.5%
      --------------------------------------------------------------------------
      Centex Corp.    4,900                                                  300
      Fluor Corp.    3,400                                                   182
      KB Home    1,900                                                       207
      Masco Corp.    18,800                                                  692
      Pulte Homes, Inc.    5,000                                             330
      The Sherwin-Williams Co.    5,600                                      242
    @ The Stanley Works    3,300                                             157
      Vulcan Materials Co.    4,100                                          232
                                                                     -----------
                                                                           2,342
      CONSUMER DURABLES  0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.    3,200                                          264
      Leggett & Platt, Inc.    7,600                                         217
      Maytag Corp.    2,850                                                   45
      Newell Rubbermaid, Inc.    10,567                                      227
      Whirlpool Corp.    2,700                                               184
                                                                     -----------
                                                                             937
      CONTAINERS  0.1%
      --------------------------------------------------------------------------
      Ball Corp.    4,300                                                    184
      Bemis Co.    4,200                                                     122
    o Pactiv Corp.    5,900                                                  131
    o Sealed Air Corp.    3,300                                              169
                                                                     -----------
                                                                             606
      ELECTRONICS  4.6%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.    33,700                                  87
    o Advanced Micro Devices, Inc.    14,800                                 234
    o Agilent Technologies, Inc.    19,184                                   424
    o Altera Corp.    14,320                                                 275
    @ American Power Conversion Corp.    7,150                               152
      Analog Devices, Inc.    14,900                                         535
    o Andrew Corp.    6,800                                                   89
    o Applied Materials, Inc.    71,150                                    1,131
    o Applied Micro Circuits Corp.    14,421                                  48
    o Broadcom Corp., Class A    13,800                                      439
    o CIENA Corp.    20,400                                                   52
    o Freescale Semiconductor, Inc., Class B    15,425                       269
      Intel Corp.    264,600                                               5,940
      ITT Industries, Inc.    3,700                                          316
    o Jabil Circuit, Inc.    7,664                                           181
    o JDS Uniphase Corp.    55,228                                           118
   @o KLA-Tencor Corp.    7,500                                              347
      Linear Technology Corp.    12,200                                      460
    o LSI Logic Corp.    16,300                                              100
    o Lucent Technologies, Inc.    185,045                                   603
    @ Maxim Integrated Products, Inc.    12,900                              503
   @o Micron Technology, Inc.    23,500                                      245
      Molex, Inc.    7,200                                                   207
      Motorola, Inc.    101,926                                            1,604
    o National Semiconductor Corp.    14,200                                 240
   @o Novellus Systems, Inc.    5,550                                        145
    o Nvidia Corp.    6,600                                                  151
      PerkinElmer, Inc.    4,600                                             106
    o PMC - Sierra, Inc.    7,600                                             78
    o Power-One, Inc.    4,400                                                33
    o QLogic Corp.    3,713                                                  142
      Qualcomm, Inc.    68,600                                             2,555
    o Sanmina -- SCI Corp.    20,100                                         124
      Scientific-Atlanta, Inc.    5,800                                      176
    o Solectron Corp.    36,300                                              180
      Symbol Technologies, Inc.    9,436                                     173
      Tektronix, Inc.    3,300                                                95
    o Tellabs, Inc.    18,300                                                130
    o Teradyne, Inc.    7,800                                                109
      Texas Instruments, Inc.    72,300                                    1,678
    o Thermo Electron Corp.    6,400                                         192
    o Waters Corp.    4,700                                                  231
      Xilinx, Inc.    13,400                                                 391
                                                                     -----------
                                                                          21,288
      ENERGY: RAW MATERIALS  1.9%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.    10,421                                     690
      Apache Corp.    13,664                                                 744
      Baker Hughes, Inc.    14,100                                           610
      BJ Services Co.    6,300                                               303
      Burlington Resources, Inc.    16,400                                   717
      Devon Energy Corp.    20,400                                           830
      EOG Resources, Inc.    4,722                                           351
      Halliburton Co.    20,500                                              843
    o Noble Corp.    5,200                                                   277
      Occidental Petroleum Corp.    16,600                                   969
    o Rowan Cos., Inc.    4,300                                              121
      Schlumberger Ltd.    24,700                                          1,680
      Valero Energy Corp.    10,800                                          562
                                                                     -----------
                                                                           8,697
      FOOD & AGRICULTURE  3.4%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.    27,448                                   664
      Campbell Soup Co.    16,300                                            478
      The Coca-Cola Co.    101,300                                         4,203
      Coca-Cola Enterprises, Inc.    19,700                                  432
      ConAgra Foods, Inc.    21,600                                          637
      General Mills, Inc.    15,300                                          811
      H.J. Heinz Co.    14,700                                               556
      Hershey Foods Corp.    9,800                                           573
      Kellogg Co.    17,300                                                  772
      McCormick & Co., Inc.    5,299                                         197
      The Pepsi Bottling Group, Inc.    9,880                                270

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      PepsiCo, Inc.    70,480                                              3,785
      Sara Lee Corp.    32,900                                               773
      Supervalu, Inc.    5,300                                               168
      Sysco Corp.    26,800                                                  937
      Wm. Wrigley Jr. Co.    9,400                                           662
                                                                     -----------
                                                                          15,918
      GOLD  0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp.    18,600                                         774

      HEALTHCARE / DRUGS & MEDICINE  11.9%
      --------------------------------------------------------------------------
      Abbott Laboratories    65,200                                        2,935
      Allergan, Inc.    5,200                                                395
      AmerisourceBergen Corp.    4,000                                       233
   @o Amgen, Inc.    53,200                                                3,311
      Applied Biosystems Group -- Applera Corp.    7,400                     148
      Bausch & Lomb, Inc.    2,200                                           160
      Baxter International, Inc.    25,800                                   871
      Becton Dickinson & Co.    10,600                                       601
    o Biogen Idec, Inc.    14,030                                            911
      Biomet, Inc.    10,000                                                 425
    o Boston Scientific Corp.    35,400                                    1,170
      Bristol-Myers Squibb Co.    81,500                                   1,910
    @ C.R. Bard, Inc.    4,200                                               285
      Cardinal Health, Inc.    18,100                                      1,019
    o Caremark Rx, Inc.    19,026                                            744
    o Chiron Corp.    7,400                                                  243
      Eli Lilly & Co.    47,400                                            2,571
    o Express Scripts, Inc.    3,000                                         223
    o Forest Laboratories, Inc.    15,500                                    644
    o Genzyme Corp.    10,400                                                605
    o Gilead Sciences, Inc.    18,200                                        603
      Guidant Corp.    13,400                                                971
      HCA, Inc.    17,700                                                    788
      Health Management Associates, Inc., Class A    9,400                   208
    o Hospira, Inc.    6,200                                                 179
    o Humana, Inc.    6,300                                                  216
  (6) Johnson & Johnson    124,268                                         8,040
    o King Pharmaceuticals, Inc.    8,633                                     91
   @o Laboratory Corp. of America Holdings    5,545                          265
      Manor Care, Inc.    3,500                                              121
      McKesson Corp.    11,300                                               390
    o Medco Health Solutions, Inc.    11,489                                 489
    o Medimmune, Inc.    9,900                                               234
      Medtronic, Inc.    50,600                                            2,656
      Merck & Co., Inc.    92,800                                          2,603
      Mylan Laboratories, Inc.    10,400                                     173
 =(8) Pfizer, Inc.    315,147                                              7,614
      Quest Diagnostics    4,037                                             385
      Schering-Plough Corp.    61,700                                      1,145
    o St. Jude Medical, Inc.    14,200                                       558
      Stryker Corp.    16,840                                                828
    o Tenet Healthcare Corp.    17,900                                       178
      UnitedHealth Group, Inc.    27,400                                   2,436
   @o Watson Pharmaceuticals, Inc.    4,200                                  125
    o WellPoint, Inc.    12,428                                            1,510
      Wyeth    55,900                                                      2,215
    o Zimmer Holdings, Inc.    10,300                                        812
                                                                     -----------
                                                                          55,237
      HOUSEHOLD PRODUCTS  2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B    3,650                                   198
      Avon Products, Inc.    19,800                                          836
      Clorox Co.    5,900                                                    351
      Colgate-Palmolive Co.    22,200                                      1,166
      The Gillette Co.    41,600                                           2,110
      International Flavors & Fragrances, Inc.    3,700                      156
      Procter & Gamble Co.    106,200                                      5,653
                                                                     -----------
                                                                          10,470
      INSURANCE  4.7%
      --------------------------------------------------------------------------
      ACE Ltd.    11,300                                                     490
      Aetna, Inc.    6,000                                                   762
      AFLAC, Inc.    21,200                                                  838
      The Allstate Corp.    28,800                                         1,453
      AMBAC Financial Group, Inc.    4,433                                   341
  (9) American International Group, Inc.    109,000                        7,226
      AON Corp.    12,200                                                    277
      Chubb Corp.    8,100                                                   603
      CIGNA Corp.    5,400                                                   433
      Cincinnati Financial Corp.    6,635                                    293
      Hartford Financial Services Group, Inc.    12,300                      828
      Jefferson-Pilot Corp.    5,400                                         269
      Lincoln National Corp.    6,800                                        314
      Loews Corp.    7,800                                                   530
      Marsh & McLennan Cos., Inc.    22,100                                  718
      MBIA, Inc.    5,600                                                    335
      Metlife, Inc.    31,157                                              1,238
      MGIC Investment Corp.    3,900                                         249
      Principal Financial Group, Inc.    12,184                              494
    @ The Progressive Corp.    8,400                                         703
      Prudential Financial, Inc.    21,500                                 1,159
      Safeco Corp.    5,000                                                  232
      The St. Paul Travelers Cos., Inc.    28,011                          1,052
      Torchmark Corp.    4,300                                               235
      UnumProvident Corp.    11,760                                          202
    @ XL Capital Ltd., Class A    5,500                                      411
                                                                     -----------
                                                                          21,685

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      MEDIA  3.8%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.    24,095                           781
    o Comcast Corp., Class A    92,938                                     2,992
      Dow Jones & Co., Inc.    3,300                                         126
      Gannett Co., Inc.    10,700                                            856
      Knight-Ridder, Inc.    3,100                                           202
      The McGraw-Hill Cos., Inc.    8,000                                    724
      Meredith Corp.    1,800                                                 86
      New York Times Co., Class A    5,800                                   225
    o News Corp, Inc., Class A    109,400                                  1,860
    @ R.R. Donnelley & Sons Co.    8,450                                     283
    o Time Warner, Inc.    191,700                                         3,451
      Tribune Co.    12,600                                                  504
   @o Univision Communications, Inc., Class A    13,594                      371
      Viacom, Inc., Class B    71,345                                      2,664
      The Walt Disney Co.    85,500                                        2,448
                                                                     -----------
                                                                          17,573
      MISCELLANEOUS  0.6%
      --------------------------------------------------------------------------
      3M Co.    32,600                                                     2,750

      MISCELLANEOUS FINANCE  7.8%
      --------------------------------------------------------------------------
      American Express Co.    52,600                                       2,806
      The Bear Stearns Cos., Inc.    4,146                                   419
      Capital One Financial Corp.    10,200                                  799
    / The Charles Schwab Corp.    56,438                                     634
      CIT Group, Inc.    8,100                                               327
 =(4) Citigroup, Inc.    217,150                                          10,651
      Countrywide Financial Corp.    24,298                                  899
    o E*TRADE Financial Corp.    14,700                                      202
      Fannie Mae    40,500                                                 2,616
      Federated Investors, Inc., Class B    4,300                            126
      Franklin Resources, Inc.    10,500                                     713
      Freddie Mac    28,900                                                1,887
      Golden West Financial Corp.    12,900                                  834
      Goldman Sachs Group, Inc.    20,354                                  2,195
      Janus Capital Group, Inc.    9,350                                     139
      Lehman Brothers Holdings, Inc.    11,300                             1,030
      MBNA Corp.    53,550                                                 1,423
      Merrill Lynch & Co., Inc.    39,000                                  2,343
      Moody's Corp.    6,200                                                 519
      Morgan Stanley    45,800                                             2,563
    o Providian Financial Corp.    11,600                                    194
      SLM Corp.    18,000                                                    903
      Sovereign Bancorp, Inc.    15,300                                      348
      T. Rowe Price Group, Inc.    5,100                                     305
      Washington Mutual, Inc.    36,600                                    1,477
                                                                     -----------
                                                                          36,352
      NON-DURABLES & ENTERTAINMENT  1.2%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.    6,300                                      186
    o Electronic Arts, Inc.    12,850                                        827
      Fortune Brands, Inc.    5,700                                          479
      Hasbro, Inc.    6,800                                                  133
      International Game Technology    13,650                                427
    o Mattel, Inc.    15,900                                                 309
      McDonald's Corp.    52,700                                           1,707
    o Starbucks Corp.    16,740                                              904
    @ Wendy's International, Inc.    4,500                                   177
      Yum! Brands, Inc.    11,600                                            538
                                                                     -----------
                                                                           5,687
      NON-FERROUS METALS  0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.    36,504                                                1,077
      Engelhard Corp.    4,900                                               147
      Freeport-McMoran Copper & Gold, Inc., Class B    7,100                 262
    @ Phelps Dodge Corp.    3,960                                            381
                                                                     -----------
                                                                           1,867
      OIL: DOMESTIC  1.3%
      --------------------------------------------------------------------------
      Amerada Hess Corp.    3,700                                            321
      Ashland, Inc.    2,900                                                 178
      ConocoPhillips    28,949                                             2,686
    @ Kerr-McGee Corp.    6,073                                              375
      Marathon Oil Corp.    14,600                                           565
   @o Nabors Industries Ltd.    5,800                                        292
      Sunoco, Inc.    2,900                                                  254
    o Transocean, Inc.    13,520                                             595
      Unocal Corp.    11,100                                                 528
      XTO Energy, Inc.    10,000                                             359
                                                                     -----------
                                                                           6,153
      OIL: INTERNATIONAL  4.0%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.    88,692                                        4,825
 =(2) Exxon Mobil Corp.    269,920                                        13,928
                                                                     -----------
                                                                          18,753
      OPTICAL & PHOTO  0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.    58,700                                                642
    @ Eastman Kodak Co.    11,000                                            364
                                                                     -----------
                                                                           1,006
      PAPER & FOREST PRODUCTS  0.8%
      --------------------------------------------------------------------------
      Georgia-Pacific Corp.    9,986                                         321
      International Paper Co.    20,439                                      800
      Kimberly-Clark Corp.    20,500                                       1,343

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
    @ Louisiana-Pacific Corp.    4,400                                       113
      MeadWestvaco Corp.    7,822                                            226
      Temple-Inland, Inc.    2,300                                           146
      Weyerhaeuser Co.    10,100                                             630
                                                                     -----------
                                                                           3,579
      PRODUCER GOODS & MANUFACTURING  5.3%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.    8,300                                  332
      Avery Dennison Corp.    4,400                                          264
      Caterpillar, Inc.    14,300                                          1,274
      Cooper Industries Ltd., Class A    3,700                               257
      Deere & Co.    10,400                                                  722
      Dover Corp.    7,800                                                   299
      Emerson Electric Co.    17,600                                       1,183
   @o Fisher Scientific International, Inc.    4,575                         289
 =(1) General Electric Co.    442,400                                     15,984
      Honeywell International, Inc.    36,012                              1,296
      Illinois Tool Works, Inc.    12,400                                  1,079
      Ingersoll-Rand Co., Class A    7,300                                   543
      Johnson Controls, Inc.    7,600                                        450
    o Millipore Corp.    2,000                                                87
      Pall Corp.    4,500                                                    121
      Parker Hannifin Corp.    4,800                                         313
      Snap-On, Inc.    2,000                                                  66
      W.W. Grainger, Inc.    3,600                                           220
                                                                     -----------
                                                                          24,779
      RAILROAD & SHIPPING  0.5%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.    15,800                           761
      CSX Corp.    8,300                                                     332
      Norfolk Southern Corp.    15,700                                       548
      Union Pacific Corp.    10,900                                          650
                                                                     -----------
                                                                           2,291
      REAL PROPERTY  0.5%
      --------------------------------------------------------------------------
    @ Apartment Investment & Management Co., Class A    3,800                137
      Archstone-Smith Trust    7,500                                         257
      Equity Office Properties Trust    15,950                               446
      Equity Residential    11,900                                           375
      Plum Creek Timber Co., Inc.    7,300                                   261
      ProLogis    7,100                                                      271
      Simon Property Group, Inc.    8,800                                    522
                                                                     -----------
                                                                           2,269
      RETAIL  6.4%
      --------------------------------------------------------------------------
      Albertson's, Inc.    14,183                                            324
   @o Autonation, Inc.    10,500                                             200
   @o AutoZone, Inc.    3,200                                                286
    o Bed, Bath & Beyond, Inc.    12,600                                     508
    @ Best Buy Co., Inc.    13,600                                           731
    o Big Lots, Inc.    4,500                                                 51
      Circuit City Stores, Inc.    7,800                                     112
      Costco Wholesale Corp.    19,700                                       931
      CVS Corp.    16,800                                                    779
      Dillards, Inc., Class A    2,900                                        76
      Dollar General Corp.    12,950                                         262
      Family Dollar Stores, Inc.    6,500                                    217
      Federated Department Stores, Inc.    6,700                             380
      The Gap, Inc.    36,700                                                808
    @ Home Depot, Inc.    91,900                                           3,792
      J.C. Penney Co., Inc. Holding Co.    12,000                            513
    o Kohl's Corp.    14,400                                                 677
    o Kroger Co.    29,200                                                   499
      Limitedbrands    16,113                                                382
      Lowe's Cos., Inc.    32,400                                          1,846
      The May Department Stores Co.    12,300                                417
      Nordstrom, Inc.    5,600                                               270
    o Office Depot, Inc.    12,400                                           214
    @ OfficeMax, Inc.    3,700                                               109
      RadioShack Corp.    6,300                                              209
   @o Safeway, Inc.    17,200                                                324
    @ Sears, Roebuck & Co.    8,200                                          412
      Staples, Inc.    20,900                                                684
      Target Corp.    37,500                                               1,904
      Tiffany & Co.    5,650                                                 178
      TJX Cos., Inc.    19,100                                               478
    o Toys 'R' Us, Inc.    8,300                                             178
 =(5) Wal-Mart Stores, Inc.    177,250                                     9,288
      Walgreen Co.    42,800                                               1,824
                                                                     -----------
                                                                          29,863
      STEEL  0.1%
      --------------------------------------------------------------------------
    @ Allegheny Technologies, Inc.    3,350                                   80
      Nucor Corp.    6,200                                                   348
      United States Steel Corp.    4,400                                     228
                                                                     -----------
                                                                             656
      TELEPHONE  3.1%
      --------------------------------------------------------------------------
      Alltel Corp.    12,800                                                 705
      AT&T Corp.    33,397                                                   641
    o Avaya, Inc.    17,595                                                  252
      BellSouth Corp.    76,650                                            2,011
      CenturyTel, Inc.    5,200                                              170
    @ Citizens Communications Co.    12,886                                  174
    o Nextel Communications, Inc., Class A    46,500                       1,334
    o Qwest Communications International, Inc.    69,621                     292

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ X 1,000)
      SBC Communications, Inc.    138,730                                  3,296
    o Sprint Corp. (FON Group)    61,550                                   1,467
      Verizon Communications, Inc.    115,928                              4,126
                                                                     -----------
                                                                          14,468
      TOBACCO  1.4%
      --------------------------------------------------------------------------
      Altria Group, Inc.    85,900                                         5,483
    @ Reynolds American, Inc.    6,270                                       504
      UST, Inc.    6,400                                                     324
                                                                     -----------
                                                                           6,311
      TRAVEL & RECREATION  0.7%
      --------------------------------------------------------------------------
      Brunswick Corp.    3,800                                               175
      Carnival Corp.    26,500                                             1,526
      Harrah's Entertainment, Inc.    4,500                                  285
      Hilton Hotels Corp.    14,800                                          329
      Marriott International, Inc., Class A    9,400                         594
      Starwood Hotels & Resorts Worldwide, Inc.    8,700                     504
                                                                     -----------
                                                                           3,413
      TRUCKING & FREIGHT  0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.    6,875                                                  486
      Ryder Systems, Inc.    2,300                                           105
                                                                     -----------
                                                                             591
      UTILITIES: ELECTRIC & GAS  3.2%
      --------------------------------------------------------------------------
    o The AES Corp.    24,900                                                350
    o Allegheny Energy, Inc.    5,401                                        104
      Ameren Corp.    8,200                                                  411
      American Electric Power Co., Inc.    15,680                            553
   @o Calpine Corp.    22,400                                                 75
      Centerpoint Energy, Inc.    12,200                                     137
      Cinergy Corp.    7,000                                                 282
   @o CMS Energy Corp.    8,000                                               84
    @ Consolidated Edison, Inc.    10,200                                    447
      Constellation Energy Group, Inc.    6,800                              340
      Dominion Resources, Inc.    13,891                                     964
      DTE Energy Co.    6,700                                                294
      Duke Energy Corp.    40,100                                          1,074
   @o Dynegy, Inc., Class A    15,000                                         67
      Edison International    12,900                                         419
    o El Paso Corp.    25,426                                                276
      Entergy Corp.    9,400                                                 654
      Exelon Corp.    27,800                                               1,230
      FirstEnergy Corp.    13,088                                            520
      FPL Group, Inc.    7,800                                               598
      KeySpan Corp.    6,200                                                 245
      Kinder Morgan, Inc.    4,905                                           368
      Nicor, Inc.    1,900                                                    70
      NiSource, Inc.    10,727                                               246
      Peoples Energy Corp.    1,600                                           69
    o PG&E Corp.    16,000                                                   560
      Pinnacle West Capital Corp.    3,600                                   150
      PPL Corp.    8,000                                                     432
      Progress Energy, Inc.    10,426                                        461
      Public Service Enterprise Group, Inc.    10,000                        528
    @ Sempra Energy    8,985                                                 334
      The Southern Co.    31,000                                           1,047
    @ TECO Energy, Inc.    7,800                                             125
      TXU Corp.    10,150                                                    702
      Williams Cos., Inc.    21,400                                          360
      Xcel Energy, Inc.    15,360                                            279
                                                                     -----------
                                                                          14,855
      WARRANTS  0.0% of net assets

      ELECTRONICS  0.0%
      --------------------------------------------------------------------------
    o Lucent Technologies, Inc. expires 12/10/07    11,390                    13

      SHORT-TERM INVESTMENT  1.5% of net assets
      Provident Institutional TempFund    6,849,096                        6,849

                                                            FACE
      SECURITY                                             AMOUNT
       RATE, MATURITY DATE                              ($ X 1,000)
      U.S. TREASURY OBLIGATIONS  0.3% of net assets
    = U.S. Treasury Bills
          2.13%-2.19%, 03/17/05                               1,590        1,586


END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $461,964, and the unrealized gains and losses were $71,692 and $(68,582), respectively.

The fund's portfolio holdings include $23,479 of securities on loan.

SCHWAB INSTITUTIONAL SELECT S&P 500 Fund

PORTFOLIO HOLDINGS continued

                                                           FACE
      SECURITY                                            AMOUNT        VALUE
       RATE, MATURITY DATE                              ($ X 1,000)  ($ X 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      5.2% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  0.3%
      --------------------------------------------------------------------------
      Bank of America
          2.30%, 02/01/05                                        37           37
      Concord Imperial Bank Corp.
          1.72%, 05/25/05                                       352          352
      Fortis Bank
          2.06%, 06/08/05                                        35           35
      Fortis Bank NY
          1.78%, 06/06/05                                       359          359
      Skandinav Enskilda Bank
          2.47%, 02/17/05                                       447          447
                                                                     -----------
                                                                           1,230
      SHORT-TERM INVESTMENT  0.2%
      --------------------------------------------------------------------------
      ABN Amro Bank, Time Deposit
          2.50%, 02/01/05                                     1,140        1,140

      SECURITY AND NUMBER OF SHARES
      OTHER INVESTMENT COMPANY  4.7%
      --------------------------------------------------------------------------
      Institutional Money Market Trust    21,640,252                      21,640

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                  NUMBER
                                    OF              CONTRACT          UNREALIZED
                                 CONTRACTS           VALUE               LOSS
      FUTURES  CONTRACTS
      S&P 500 Index,
      e-mini futures,
      Long Expires 03/19/05         78                4,609               24

      S&P 500 Index,
      Long Expires 03/18/05          9                2,659               36
                                                                     -----------
                                                                          60

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT(R) LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 = All or a portion of this security is held as collateral for open futures contracts

 @  All or a portion of this security is on loan

                                                     COST               VALUE
 HOLDINGS BY CATEGORY                             ($ x 1,000)        ($ x 1,000)
--------------------------------------------------------------------------------
  96.7%  COMMON STOCK                                 100,652           112,353
   2.9%  SHORT-TERM INVESTMENT                          3,331             3,331
   0.2%  U.S. TREASURY OBLIGATIONS                        190               189
--------------------------------------------------------------------------------
  99.8%  TOTAL INVESTMENTS                            104,173           115,873
   9.4%  COLLATERAL INVESTED FOR SECURITIES ON
         LOAN                                          10,893            10,893
 (9.2)%  OTHER ASSETS AND LIABILITIES, NET                              (10,655)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                               116,111

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     COMMON STOCK 96.7% of net assets

     AEROSPACE / DEFENSE  1.4%
     ---------------------------------------------------------------------------
     General Dynamics Corp.    4,100                                         423
     Goodrich Corp.    2,500                                                  86
     L-3 Communications Holdings, Inc.    2,600                              186
     Northrop Grumman Corp.    7,648                                         397
     Raytheon Co.    9,400                                                   351
     Textron, Inc.    2,900                                                  209
                                                                     -----------
                                                                           1,652
     AIR TRANSPORTATION  0.7%
     ---------------------------------------------------------------------------
     FedEx Corp.    6,200                                                    593
   @ Sabre Holdings Corp., Class A    2,700                                   57
     Southwest Airlines Co.    15,400                                        223
                                                                     -----------
                                                                             873
     ALCOHOLIC BEVERAGES  0.0%
     ---------------------------------------------------------------------------
   @ Adolph Coors Co., Class B    700                                         52

     APPAREL  0.3%
     ---------------------------------------------------------------------------
     Jones Apparel Group, Inc.    2,600                                       87
     Liz Claiborne, Inc.    2,000                                             84
     Reebok International Ltd.    1,100                                       49
     VF Corp.    2,200                                                       117
                                                                     -----------
                                                                             337
     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.3%
     ---------------------------------------------------------------------------
     Cooper Tire & Rubber Co.    1,300                                        28
     Cummins, Inc.    1,100                                                   86
     Dana Corp.    2,700                                                      43
   @ Delphi Corp.    11,500                                                   87
     Eaton Corp.    3,000                                                    204
   @ Ford Motor Co.    37,609                                                495
   @ General Motors Corp.    11,275                                          415
   @ Genuine Parts Co.    3,400                                              144
   @ Visteon Corp.    2,585                                                   19
                                                                     -----------
                                                                           1,521
     BANKS  15.1%
     ---------------------------------------------------------------------------
     AmSouth Bancorp.    6,900                                               172
=(2) Bank of America Corp.    82,780                                       3,839
     The Bank of New York Co., Inc.    15,900                                472
   @ BB&T Corp.    11,300                                                    446
     Comerica, Inc.    3,300                                                 191
     Compass Bancshares, Inc.    3,000                                       140
     Fifth Third Bancorp    11,500                                           534
   @ First Horizon National Corp.    2,500                                   106
     Huntington Bancshares, Inc.    4,741                                    109
=(5) JPMorgan Chase & Co.    73,074                                        2,728
     KeyCorp, Inc.    7,900                                                  264
     M&T Bank Corp.    2,400                                                 246
     Marshall & Ilsley Corp.    4,366                                        187
     Mellon Financial Corp.    8,500                                         249
     National City Corp.    13,900                                           494
     North Fork Bancorp., Inc.    10,000                                     287
   @ Northern Trust Corp.    4,300                                           188

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     PNC Financial Services Group, Inc.    5,600                             302
     Regions Financial Corp.    9,494                                        304
     State Street Corp.    6,800                                             305
     SunTrust Banks, Inc.    7,700                                           555
     Synovus Financial Corp.    6,000                                        163
     U.S. Bancorp    38,278                                                1,150
 (9) Wachovia Corp.    32,896                                              1,804
@(7) Wells Fargo & Co.    34,600                                           2,121
   = Zions Bancorp.    2,000                                                 136
                                                                     -----------
                                                                          17,492
     BUSINESS MACHINES & SOFTWARE  2.6%
     ---------------------------------------------------------------------------
   o BMC Software, Inc.    4,400                                              74
   o Compuware Corp.    7,100                                                 49
   o Comverse Technology, Inc.    3,600                                       81
   o EMC Corp.    49,100                                                     643
   @ Hewlett-Packard Co.    61,898                                         1,213
   o NCR Corp.    3,600                                                      123
   o Novell, Inc.    7,500                                                    43
   o Siebel Systems, Inc.    10,600                                           92
   o Sun Microsystems, Inc.    69,000                                        301
   o Unisys Corp.    6,800                                                    53
   o Xerox Corp.    19,600                                                   311
                                                                     -----------
                                                                           2,983
     BUSINESS SERVICES  3.1%
     ---------------------------------------------------------------------------
  @o Affiliated Computer Services, Inc., Class A    2,788                    151
   o Allied Waste Industries, Inc.    5,600                                   47
     Cendant Corp.    22,000                                                 518
   o Computer Sciences Corp.    3,800                                        196
   o Convergys Corp.    3,000                                                 43
     Electronic Data Systems Corp.    10,000                                 214
   o Fiserv, Inc.    3,700                                                   141
   o Interpublic Group of Cos., Inc.    8,200                                107
   o SunGard Data Systems, Inc.    5,700                                     153
   = Tyco International Ltd.    41,301                                     1,493
   o Veritas Software Corp.    8,400                                         216
     Waste Management, Inc.    11,300                                        328
                                                                     -----------
                                                                           3,607
     CHEMICALS  0.9%
     ---------------------------------------------------------------------------
     Air Products & Chemicals, Inc.    4,600                                 271
   @ Eastman Chemical Co.    1,600                                            86
     Great Lakes Chemical Corp.    900                                        24
     Monsanto Co.    5,300                                                   287
     PPG Industries, Inc.    3,500                                           241
     Rohm & Haas Co.    4,305                                                190
                                                                     -----------
                                                                           1,099
     CONSTRUCTION  0.8%
     ---------------------------------------------------------------------------
     Centex Corp.    2,600                                                   160
     KB Home    1,000                                                        109
   @ Masco Corp.    9,300                                                    342
     Pulte Homes, Inc.    2,500                                              165
     Vulcan Materials Co.    2,200                                           124
                                                                     -----------
                                                                             900
     CONSUMER DURABLES  0.2%
     ---------------------------------------------------------------------------
     Leggett & Platt, Inc.    3,800                                          108
     Whirlpool Corp.    1,500                                                103
                                                                     -----------
                                                                             211
     CONTAINERS  0.1%
     ---------------------------------------------------------------------------
     Bemis Co.    2,300                                                       67

     ELECTRONICS  3.9%
     ---------------------------------------------------------------------------
   o ADC Telecommunications, Inc.    19,600                                   50
   o Advanced Micro Devices, Inc.    7,900                                   125
   o Agilent Technologies, Inc.    10,000                                    221
   @ American Power Conversion Corp.    3,900                                 83
   o Andrew Corp.    3,000                                                    39
   o Applied Materials, Inc.    35,000                                       557
   o Applied Micro Circuits Corp.    5,200                                    17
   o CIENA Corp.    11,100                                                    28
   o Freescale Semiconductor, Inc., Class B    7,955                         139
     ITT Industries, Inc.    1,800                                           154
   o Jabil Circuit, Inc.    4,009                                             94
   o JDS Uniphase Corp.    27,500                                             59
  @o KLA-Tencor Corp.    4,000                                               185
   o LSI Logic Corp.    7,700                                                 47
  @o Micron Technology, Inc.    11,900                                       124
     Molex, Inc.    3,800                                                    109
     Motorola, Inc.    49,985                                                787
   o National Semiconductor Corp.    7,500                                   127
  @o Novellus Systems, Inc.    3,000                                          78
   o Nvidia Corp.    3,200                                                    73
     PerkinElmer, Inc.    2,600                                               60
   o Power-One, Inc.    1,300                                                 10
   o Sanmina -- SCI Corp.    10,300                                           64
     Scientific-Atlanta, Inc.    2,800                                        85
   o Solectron Corp.    20,000                                                99
     Tektronix, Inc.    2,000                                                 58
   o Tellabs, Inc.    7,900                                                   56
   o Teradyne, Inc.    4,000                                                  56
     Texas Instruments, Inc.    36,000                                       836
   o Thermo Electron Corp.    3,100                                           93
                                                                     -----------
                                                                           4,513

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     ENERGY: RAW MATERIALS  2.2%
     ---------------------------------------------------------------------------
     Anadarko Petroleum Corp.    4,838                                       320
     Apache Corp.    6,470                                                   352
     Burlington Resources, Inc.    7,700                                     337
     Devon Energy Corp.    10,100                                            411
     EOG Resources, Inc.    2,400                                            178
   o Noble Corp.    2,900                                                    155
     Occidental Petroleum Corp.    8,100                                     473
  @o Rowan Cos., Inc.    2,100                                                59
     Valero Energy Corp.    5,100                                            265
                                                                     -----------
                                                                           2,550
     FOOD & AGRICULTURE  1.1%
     ---------------------------------------------------------------------------
     Archer-Daniels-Midland Co.    13,405                                    324
     Coca-Cola Enterprises, Inc.    9,100                                    200
     ConAgra Foods, Inc.    10,400                                           307
     General Mills, Inc.    7,500                                            398
     Supervalu, Inc.    2,600                                                 82
                                                                     -----------
                                                                           1,311
     GOLD  0.3%
     ---------------------------------------------------------------------------
     Newmont Mining Corp.    9,100                                           378

     HEALTHCARE / DRUGS & MEDICINE  6.6%
     ---------------------------------------------------------------------------
     AmerisourceBergen Corp.    2,500                                        146
     Applied Biosystems Group -- Applera Corp.    4,100                       82
     Bausch & Lomb, Inc.    1,100                                             80
   o Biogen Idec, Inc.    6,900                                              448
     Cardinal Health, Inc.    9,000                                          507
   o Caremark Rx, Inc.    9,443                                              369
   o Chiron Corp.    3,600                                                   118
   @ HCA, Inc.    8,200                                                      365
     Health Management Associates, Inc., Class A    4,700                    104
   o Humana, Inc.    3,400                                                   116
   o King Pharmaceuticals, Inc.    5,500                                      58
  @o Laboratory Corp. of America Holdings    3,000                           143
     Manor Care, Inc.    1,800                                                62
     McKesson Corp.    6,200                                                 214
   o Medco Health Solutions, Inc.    5,800                                   247
     Mylan Laboratories, Inc.    6,000                                       100
 (3) Pfizer, Inc.    148,000                                               3,576
   o Tenet Healthcare Corp.    9,800                                          97
   o Watson Pharmaceuticals, Inc.    2,500                                    75
   o WellPoint, Inc.    6,129                                                745
                                                                     -----------
                                                                           7,652
     HOUSEHOLD PRODUCTS  0.1%
     ---------------------------------------------------------------------------
     Alberto-Culver Co., Class B    1,800                                     98

     INSURANCE  9.2%
     ---------------------------------------------------------------------------
     ACE Ltd.    5,700                                                       247
     Aetna, Inc.    3,400                                                    432
     AFLAC, Inc.    10,400                                                   411
     The Allstate Corp.    14,200                                            716
     AMBAC Financial Group, Inc.    2,200                                    169
=(4) American International Group, Inc.    53,448                          3,543
   @ AON Corp.    6,250                                                      142
     Chubb Corp.    3,900                                                    291
     CIGNA Corp.    2,800                                                    225
     Cincinnati Financial Corp.    3,140                                     139
     Hartford Financial Services Group, Inc.    6,100                        410
     Jefferson-Pilot Corp.    2,600                                          130
     Lincoln National Corp.    3,600                                         166
     Loews Corp.    3,800                                                    258
     Marsh & McLennan Cos., Inc.    10,800                                   351
     MBIA, Inc.    2,950                                                     176
     Metlife, Inc.    15,378                                                 611
     MGIC Investment Corp.    1,800                                          115
     Principal Financial Group, Inc.    6,000                                244
   @ The Progressive Corp.    4,050                                          339
     Prudential Financial, Inc.    10,500                                    566
     Safeco Corp.    2,500                                                   116
     The St. Paul Travelers Cos., Inc.    13,740                             516
     Torchmark Corp.    2,100                                                115
     UnumProvident Corp.    5,849                                            100
   @ XL Capital Ltd., Class A    2,900                                       217
                                                                     -----------
                                                                          10,745
     MEDIA  6.9%
     ---------------------------------------------------------------------------
     Clear Channel Communications, Inc.    11,639                            378
   o Comcast Corp., Class A    45,583                                      1,467
     Gannett Co., Inc.    5,300                                              424
   o News Corp, Inc., Class A    54,000                                      918
   @ R.R. Donnelley & Sons Co.    4,300                                      144
o(10)Time Warner, Inc.    93,800                                           1,688
     Tribune Co.    6,480                                                    259
  @o Univision Communications, Inc., Class A    6,600                        180
     Viacom, Inc., Class B    35,001                                       1,307
     The Walt Disney Co.    41,900                                         1,200
                                                                     -----------
                                                                           7,965

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     MISCELLANEOUS FINANCE  13.4%
     ---------------------------------------------------------------------------
     The Bear Stearns Cos., Inc.    2,101                                    212
     Capital One Financial Corp.    5,000                                    391
     The Charles Schwab Corp.    27,600                                      310
     CIT Group, Inc.    4,000                                                161
=(1) Citigroup, Inc.    106,173                                            5,208
     Countrywide Financial Corp.    11,998                                   444
   o E*TRADE Financial Corp.    7,700                                        106
     Fannie Mae    20,000                                                  1,292
     Franklin Resources, Inc.    5,000                                       339
     Freddie Mac    14,100                                                   921
     Golden West Financial Corp.    6,200                                    401
     Goldman Sachs Group, Inc.    10,000                                   1,078
     Janus Capital Group, Inc.    4,400                                       65
     Lehman Brothers Holdings, Inc.    5,600                                 511
     MBNA Corp.    26,300                                                    699
   @ Merrill Lynch & Co., Inc.    19,100                                   1,147
     Morgan Stanley    22,400                                              1,254
   o Providian Financial Corp.    5,400                                       90
     Sovereign Bancorp, Inc.    6,800                                        155
     Washington Mutual, Inc.    17,950                                       724
                                                                     -----------
                                                                          15,508

     NON-DURABLES & ENTERTAINMENT  0.9%
     ---------------------------------------------------------------------------
     Darden Restaurants, Inc.    3,200                                        95
     Hasbro, Inc.    3,950                                                    77
     McDonald's Corp.    25,800                                              836
   @ Wendy's International, Inc.    2,100                                     82
                                                                     -----------
                                                                           1,090

     NON-FERROUS METALS  0.7%
     ---------------------------------------------------------------------------
     Alcoa, Inc.    17,532                                                   517
     Engelhard Corp.    2,300                                                 69
   @ Phelps Dodge Corp.    1,920                                             185
                                                                     -----------
                                                                             771
     OIL: DOMESTIC  2.5%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    1,900                                             165
     Ashland, Inc.    1,400                                                   86
     ConocoPhillips    14,252                                              1,323
   @ Kerr-McGee Corp.    3,100                                               191
     Marathon Oil Corp.    6,800                                             263
  @o Nabors Industries Ltd.    3,150                                         159
     Sunoco, Inc.    1,500                                                   131
   o Transocean, Inc.    6,496                                               286
     Unocal Corp.    5,300                                                   252
                                                                     -----------
                                                                           2,856
     OIL: INTERNATIONAL  2.0%
     ---------------------------------------------------------------------------
=(6) ChevronTexaco Corp.    43,524                                         2,368

     OPTICAL & PHOTO  0.2%
     ---------------------------------------------------------------------------
     Eastman Kodak Co.    5,800                                              192

     PAPER & FOREST PRODUCTS  0.9%
     ---------------------------------------------------------------------------
   @ Georgia-Pacific Corp.    5,210                                          167
     International Paper Co.    9,915                                        388
   @ Louisiana-Pacific Corp.    2,300                                         59
     MeadWestvaco Corp.    3,746                                             108
     Temple-Inland, Inc.    1,100                                             70
     Weyerhaeuser Co.    4,800                                               300
                                                                     -----------
                                                                           1,092
     PRODUCER GOODS & MANUFACTURING  2.0%
     ---------------------------------------------------------------------------
     Cooper Industries Ltd., Class A    1,900                                132
     Deere & Co.    5,000                                                    347
     Dover Corp.    4,200                                                    161
  @o Fisher Scientific International, Inc.    2,200                          139
     Honeywell International, Inc.    17,687                                 636
     Ingersoll-Rand Co., Class A    3,600                                    268
     Johnson Controls, Inc.    3,800                                         225
     Pall Corp.    2,700                                                      73
     Parker Hannifin Corp.    2,400                                          156
     Snap-On, Inc.    1,000                                                   33
     W.W. Grainger, Inc.    1,700                                            104
                                                                     -----------
                                                                           2,274
     RAILROAD & SHIPPING  1.0%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    7,700                             371
     CSX Corp.    4,400                                                      176
     Norfolk Southern Corp.    8,100                                         283
     Union Pacific Corp.    5,100                                            304
                                                                     -----------
                                                                           1,134
     REAL PROPERTY  0.8%
     ---------------------------------------------------------------------------
   @ Apartment Investment & Management Co., Class A    2,000                  72
     Archstone-Smith Trust    4,000                                          137
     Equity Office Properties Trust    7,900                                 221
     Equity Residential    5,600                                             177
     Plum Creek Timber Co., Inc.    3,600                                    128
     ProLogis    3,800                                                       145
                                                                     -----------
                                                                             880

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     RETAIL  3.0%
     ---------------------------------------------------------------------------
   @ Albertson's, Inc.    7,138                                              163
  @o Autonation, Inc.    4,900                                                93
   o Big Lots, Inc.    1,800                                                  20
     Circuit City Stores, Inc.    4,100                                       59
     Costco Wholesale Corp.    9,600                                         454
     CVS Corp.    7,800                                                      362
     Dillards, Inc., Class A    1,600                                         42
     Federated Department Stores, Inc.    3,500                              199
     J.C. Penney Co., Inc. Holding Co.    5,800                              248
   o Kohl's Corp.    7,000                                                   329
   o Kroger Co.    14,500                                                    248
     Limitedbrands    8,188                                                  194
     The May Department Stores Co.    5,700                                  193
     Nordstrom, Inc.    2,900                                                140
   o Office Depot, Inc.    5,800                                             100
   @ OfficeMax, Inc.    1,600                                                 47
  @o Safeway, Inc.    8,700                                                  164
   @ Sears, Roebuck & Co.    4,300                                           216
     Tiffany & Co.    2,700                                                   85
   o Toys 'R' Us, Inc.    4,400                                               95
                                                                     -----------
                                                                           3,451
     STEEL  0.2%
     ---------------------------------------------------------------------------
   @ Nucor Corp.    3,200                                                    180
     United States Steel Corp.    2,200                                      114
                                                                     -----------
                                                                             294
     TELEPHONE  5.3%
     ---------------------------------------------------------------------------
   @ Alltel Corp.    6,300                                                   347
     AT&T Corp.    16,252                                                    312
     BellSouth Corp.    37,600                                               986
     CenturyTel, Inc.    2,900                                                94
   @ Citizens Communications Co.    6,948                                     94
     SBC Communications, Inc.    68,000                                    1,616
   o Sprint Corp. (FON Group)    30,200                                      720
 (8) Verizon Communications, Inc.    56,800                                2,021
                                                                     -----------
                                                                           6,190
     TOBACCO  0.2%
     ---------------------------------------------------------------------------
   @ Reynolds American, Inc.    3,100                                        249

     TRAVEL & RECREATION  1.1%
     ---------------------------------------------------------------------------
     Brunswick Corp.    2,200                                                101
   @ Carnival Corp.    13,000                                                749
     Hilton Hotels Corp.    7,400                                            165
     Starwood Hotels & Resorts Worldwide, Inc.    4,200                      243
                                                                     -----------
                                                                           1,258
     TRUCKING & FREIGHT  0.0%
     ---------------------------------------------------------------------------
     Ryder Systems, Inc.    1,300                                             59

     UTILITIES: ELECTRIC & GAS  5.7%
     ---------------------------------------------------------------------------
   o Allegheny Energy, Inc.    2,900                                          56
   @ Ameren Corp.    3,900                                                   195
     American Electric Power Co., Inc.    8,140                              287
  @o Calpine Corp.    8,400                                                   28
     Cinergy Corp.    3,700                                                  149
  @o CMS Energy Corp.    3,100                                                33
   @ Consolidated Edison, Inc.    4,700                                      206
     Constellation Energy Group, Inc.    3,300                               165
     Dominion Resources, Inc.    6,448                                       447
     DTE Energy Co.    3,500                                                 153
     Duke Energy Corp.    19,700                                             528
  @o Dynegy, Inc., Class A    7,500                                           33
     Edison International    6,400                                           208
   o El Paso Corp.    12,173                                                 132
     Entergy Corp.    4,600                                                  320
     Exelon Corp.    13,700                                                  606
     FirstEnergy Corp.    6,422                                              255
     FPL Group, Inc.    3,800                                                291
     KeySpan Corp.    3,000                                                  118
     Kinder Morgan, Inc.    2,545                                            191
     Nicor, Inc.    800                                                       30
     NiSource, Inc.    5,115                                                 117
     Peoples Energy Corp.    700                                              30
   o PG&E Corp.    8,300                                                     291
     Pinnacle West Capital Corp.    1,700                                     71
     PPL Corp.    3,800                                                      205
   @ Progress Energy, Inc.    4,906                                          217
     Public Service Enterprise Group, Inc.    4,700                          248
   @ Sempra Energy    4,800                                                  179
   @ The Southern Co.    15,100                                              510
   @ TECO Energy, Inc.    3,600                                               58
     Williams Cos., Inc.    10,800                                           182
     Xcel Energy, Inc.    7,810                                              142
                                                                     -----------
                                                                           6,681
     SHORT-TERM INVESTMENT 2.9% of net assets

     Provident Institutional TempFund    3,331,000                         3,331

SCHWAB INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued


     SECURITY                                          FACE AMOUNT
       RATE, MATURITY DATE                             ($ x 1,000)
     U.S. TREASURY OBLIGATIONS 0.2% of net assets
   = U.S. Treasury Bills
       2.13%-2.16%, 03/17/05                                   190           189

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $105,788, and the unrealized gains and losses were $21,658 and $(11,573), respectively.

The fund's portfolio holdings include $10,668 of securities on loan.

     SECURITY                                    FACE AMOUNT            VALUE
       RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
     COLLATERAL INVESTED FOR SECURITIES ON LOAN 9.4% of net assets

     COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.3%
     ---------------------------------------------------------------------------
     Bank of America
       2.30%, 02/01/05                                   144                 144
     Concord Imperial Bank Corp.
       1.72%, 05/25/05                                   117                 117
     Fortis Bank
       2.06%, 06/08/05                                     7                   7
     Fortis Bank NY
       1.78%, 06/06/05                                 1,211               1,211
     Skandinav Enskilda Bank
       2.47%, 02/17/05                                   891                 891
     Societe Generale
       2.41%, 02/14/05                                   360                 360
                                                                     -----------
                                                                           2,730

                                                                        VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)
     OTHER INVESTMENT COMPANY  6.3%
     ---------------------------------------------------------------------------
     Institutional Money Market Trust    7,262,882                         7,263

     SECURITY                                    FACE AMOUNT            VALUE
       RATE, MATURITY DATE                       ($ x 1,000)         ($ x 1,000)
     SHORT-TERM INVESTMENTS  0.8%
     ---------------------------------------------------------------------------
     ABN Amro Bank, Time Deposit
       2.50%, 02/01/05                                   599                 599
     Chase Manhattan Bank, Time Deposit
       2.50%, 02/01/05                                   301                 301
                                                                     -----------
                                                                             900

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 01/31/05. All numbers x $1,000 except number of contracts.

                                            NUMBER
                                              OF        CONTRACT      UNREALIZED
                                          CONTRACTS       VALUE          LOSS
     FUTURES CONTRACTS

     S&P 500 Index, Long Expires
     03/18/05                                 11          3,250          (46)

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT(R) SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS as of January 31, 2005, unaudited

The following are the portfolio holdings at 01/31/05. For more information about the securities, please refer to the fund's semiannual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top Ten Holding

 o  Non-income producing security

 @  All or a portion of this security is on loan

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($x1,000)    ($x1,000)
--------------------------------------------------------------------------------
 99.6%    COMMON STOCK                                      33,192       42,485
--------------------------------------------------------------------------------
 99.6%    TOTAL INVESTMENTS                                 33,192       42,485
  7.4%    COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                                 3,180        3,180
(7.0)%    OTHER ASSETS AND
          LIABILITIES, NET                                               (2,991)
--------------------------------------------------------------------------------
100.0%    TOTAL NET ASSETS                                               42,674

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 99.6% OF NET ASSETS
      AEROSPACE / DEFENSE  1.0%
      --------------------------------------------------------------------------
    o DRS Technologies, Inc.    4,600                                        187
    o Esterline Technologies Corp.    4,000                                  120
      Kaman Corp., Class A    3,800                                           45
    o Veeco Instruments, Inc.    5,100                                        89
                                                                     -----------
                                                                             441
      AIR TRANSPORTATION  0.7%
      --------------------------------------------------------------------------
    o AAR Corp.    5,400                                                      63
    o Frontier Airlines, Inc.    6,100                                        52
   @o Mesa Air Group, Inc.    5,500                                           40
      SkyWest, Inc.    9,100                                                 157
                                                                     -----------
                                                                             312
      APPAREL  1.4%
      --------------------------------------------------------------------------
    o Ashworth, Inc.    2,400                                                 27
      Brown Shoe Co., Inc.    3,000                                           87
      Haggar Corp.    1,200                                                   26
    o The J. Jill Group, Inc.    3,500                                        51
      Kellwood Co.    4,400                                                  127
      Russell Corp.    5,800                                                 104
    o Stage Stores, Inc.    2,800                                            111
      Stride Rite Corp.    6,100                                              75
                                                                     -----------
                                                                             608
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  2.0%
      --------------------------------------------------------------------------
      A.O. Smith Corp., Class B    5,000                                     136
      Coachmen Industries, Inc.    2,300                                      35
    o Group 1 Automotive, Inc.    3,800                                      111
      Monaco Coach Corp.    5,100                                             94
      Myers Industries, Inc.    6,050                                         78
      Sonic Automotive, Inc.    7,100                                        166
      Standard Motor Products, Inc.    3,400                                  43
    @ Superior Industries International, Inc.    3,500                        88
    o TBC Corp.    3,600                                                      92
                                                                     -----------
                                                                             843
      BANKS  7.5%
      --------------------------------------------------------------------------
      Anchor Bancorp Wisconsin, Inc.    4,000                                108
      Boston Private Financial Holdings, Inc.    4,300                       120
    @ Brookline Bancorp, Inc.    9,600                                       154
      Chittenden Corp.    7,750                                              210
      Community Bank System, Inc.    5,000                                   119
      Dime Community Bancshares, Inc.    5,700                                94
      First Republic Bank    2,900                                           146
    o FirstFed Financial Corp.    2,700                                      144
      Gold Banc Corp., Inc.    7,000                                         101
      Irwin Financial Corp.    4,900                                         120
      MAF Bancorp., Inc.    5,400                                            239
      Provident Bankshares Corp.    5,305                                    175
      Riggs National Corp.    4,900                                          107
  (4) The South Financial Group, Inc.    12,200                              373
      Sterling Bancshares, Inc. Texas    7,800                               115
    o Sterling Financial Corp. Washington    4,000                           150
      Susquehanna Bancshares, Inc.    8,200                                  202

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      Umpqua Holdings Corp.    7,300                                         177
      Whitney Holding Corp.    7,250                                         330
                                                                     -----------
                                                                           3,184
      BUSINESS MACHINES & SOFTWARE  1.5%
      --------------------------------------------------------------------------
    o Adaptec, Inc.    18,700                                                112
      Analogic Corp.    2,500                                                103
      Black Box Corp.    3,000                                               140
    o Brooktrout, Inc.    2,500                                               29
    o FindWhat.com    4,800                                                   76
    o Imagistics International, Inc.    2,700                                 92
    o Input/Output, Inc.    11,800                                            74
                                                                     -----------
                                                                             626
      BUSINESS SERVICES  7.6%
      --------------------------------------------------------------------------
    o 4Kids Entertainment, Inc.    2,500                                      46
      ABM Industries, Inc.    7,900                                          145
    o Aleris International, Inc.    4,619                                     78
      Angelica Corp.    1,400                                                 40
      Bowne & Co., Inc.    5,800                                              86
      CDI Corp.    3,100                                                      65
      Chemed Corp.    2,000                                                  143
    o Ciber, Inc.    10,700                                                   90
    o Concord Communications, Inc.    3,500                                   36
    o Cross Country Healthcare, Inc.    5,700                                 94
    o Digital Insight Corp.    6,100                                         101
    o EPIQ Systems, Inc.    2,600                                             38
      G&K Services, Inc., Class A    3,600                                   161
    o Gentiva Health Services, Inc.    4,100                                  65
    o Insurance Auto Auctions, Inc.    1,900                                  42
    o Intrado, Inc.    3,000                                                  40
    o JDA Software Group, Inc.    4,400                                       53
    o Mapinfo Corp.    3,500                                                  45
    o MAXIMUS, Inc.    3,600                                                 108
    o MRO Software, Inc.    4,300                                             55
    o NCO Group, Inc.    5,500                                               125
    @ NDCHealth Corp.    5,700                                                89
    o NYFIX, Inc.    4,800                                                    24
    o On Assignment, Inc.    3,000                                            16
    o Paxar Corp.    6,900                                                   165
    o PC-Tel, Inc.    3,500                                                   27
    o Pegasus Solutions, Inc.    3,900                                        47
    o Phoenix Technologies Ltd.    3,800                                      31
    o PRG-Schultz International, Inc.    9,100                                51
    o Radiant Systems, Inc.    4,500                                          27
    o SourceCorp    2,600                                                     47
    o Spherion Corp.    10,100                                                79
    o SPSS, Inc.    3,000                                                     48
      The Standard Register Co.    4,800                                      60
    o Tetra Tech, Inc.    9,300                                              138
    o URS Corp.    7,300                                                     206
    o Verity, Inc.    6,500                                                   78
      Viad Corp.    3,500                                                     97
    o Volt Information Sciences, Inc.    2,800                                89
    o Waste Connections, Inc.    8,050                                       253
                                                                     -----------
                                                                           3,228
      CHEMICALS  1.9%
      --------------------------------------------------------------------------
      A. Schulman, Inc.    4,900                                              87
      Arch Chemicals, Inc.    4,200                                          116
      H.B. Fuller Co.    4,800                                               128
    o OM Group, Inc.    4,600                                                149
      Penford Corp.    1,200                                                  17
    o PolyOne Corp.    15,500                                                134
      Quaker Chemical Corp.    1,300                                          30
      Tredegar Corp.    6,500                                                110
      Wellman, Inc.    5,500                                                  58
                                                                     -----------
                                                                             829
      CONSTRUCTION  3.3%
      --------------------------------------------------------------------------
      Apogee Enterprises, Inc.    4,400                                       59
      Building Material Holding Corp.    2,100                                78
    o EMCOR Group, Inc.    2,500                                             107
    o Insituform Technologies, Inc., Class A    4,200                         66
 @(1) MDC Holdings, Inc.    7,139                                            520
  (7) Standard-Pacific Corp.    5,400                                        359
      Texas Industries, Inc.    3,700                                        235
                                                                     -----------
                                                                           1,424
      CONSUMER DURABLES  1.5%
      --------------------------------------------------------------------------
    o Applica, Inc.    3,800                                                  21
      Bassett Furniture Industries, Inc.    1,900                             36
    o Griffon Corp.    5,100                                                 137
      Haverty Furniture Cos., Inc.    3,900                                   70
      La-Z-Boy, Inc.    8,500                                                118
      National Presto Industries, Inc.    1,000                               43
      Skyline Corp.    1,500                                                  61
      Sturm Ruger & Co., Inc.    4,600                                        40
      Thomas Industries, Inc.    2,900                                       113
                                                                     -----------
                                                                             639
      CONTAINERS  0.2%
      --------------------------------------------------------------------------
    o Mobile Mini, Inc.    2,300                                              79

      ELECTRONICS  9.9%
      --------------------------------------------------------------------------
    o Actel Corp.    4,100                                                    69
      Agilysys, Inc.    5,700                                                 96
    o Alliance Semiconductor Corp.    5,300                                   16
      Anixter International, Inc.    6,200                                   207
    o Audiovox Corp., Class A    3,400                                        56
    o Axcelis Technologies, Inc.    17,500                                   131

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Bel Fuse, Inc., Class B    2,000                                        66
    o Belden CDT, Inc.    7,625                                              155
    o Bell Microproducts, Inc.    4,200                                       34
    o Benchmark Electronics, Inc.    6,950                                   222
    o Brooks Automation, Inc.    8,000                                       122
      C&D Technologies, Inc.    3,900                                         59
    o C-COR.net Corp.    8,000                                                64
    o Captaris, Inc.    5,000                                                 25
    o Checkpoint Systems, Inc.    6,500                                      101
    o Coherent, Inc.    5,400                                                162
      Cohu, Inc.    3,200                                                     54
      CTS Corp.    5,700                                                      76
      Cubic Corp.    4,200                                                    96
    o Cymer, Inc.    6,500                                                   172
    o DSP Group, Inc.    4,700                                               117
    o Dupont Photomasks, Inc.    2,900                                        77
    o Electro Scientific Industries, Inc.    4,600                            81
    o ESS Technology, Inc.    5,600                                           34
    o Exar Corp.    7,000                                                    101
    o FEI Co.    6,000                                                       121
    o Gerber Scientific, Inc.    4,000                                        29
   @o Hutchinson Technology, Inc.    4,400                                   155
    o Itron, Inc.    3,400                                                    78
    o Kopin Corp.    12,100                                                   45
      Methode Electronics, Class A    5,900                                   74
      Park Electrochemical Corp.    3,300                                     64
    o Pericom Semiconductor Corp.    4,300                                    36
    o Photon Dynamics, Inc.    2,700                                          58
    o Pinnacle Systems, Inc.    11,200                                        48
    o Planar Systems, Inc.    1,800                                           16
    o Radisys Corp.    3,200                                                  56
    o Rudolph Technologies, Inc.    3,000                                     47
    o SBS Technologies, Inc.    3,000                                         39
    o Skyworks Solutions, Inc.    26,900                                     204
    o Standard Microsystems Corp.    2,700                                    43
    o Symmetricom, Inc.    7,600                                              74
    o Technitrol, Inc.    7,000                                              124
    o THQ, Inc.    6,600                                                     147
    o Tollgrade Communications, Inc.    2,200                                 23
    o Varian Semiconductor Equipment Associates, Inc.    6,000               206
    o Vicor Corp.    7,300                                                   102
    o Wilson Greatbatch Technologies, Inc.    3,400                           61
                                                                     -----------
                                                                           4,243
      ENERGY: RAW MATERIALS  1.5%
      --------------------------------------------------------------------------
    o Dril-Quip, Inc.    3,200                                                92
    o Offshore Logistics, Inc.    4,000                                      128
    o Seacor Holdings, Inc.    3,200                                         179
    o Swift Energy Co.    4,700                                              142
    o W-H Energy Services, Inc.    4,700                                     106
                                                                     -----------
                                                                             647
      FOOD & AGRICULTURE  2.8%
      --------------------------------------------------------------------------
    @ American Italian Pasta Co., Class A    2,700                            73
  (6) Corn Products International, Inc.    12,400                            364
      Flowers Foods, Inc.    7,900                                           241
    o Hain Celestial Group, Inc.    5,900                                    119
      J & J Snack Foods Corp.    1,400                                        67
      Nash Finch Co.    2,400                                                100
    o Performance Food Group Co.    7,600                                    207
                                                                     -----------
                                                                           1,171
      HEALTHCARE / DRUGS & MEDICINE  6.9%
      --------------------------------------------------------------------------
    o Accredo Health, Inc.    8,500                                          253
      Alpharma, Inc., Class A    8,900                                       134
    o Arqule, Inc.    3,700                                                   23
    o Bradley Pharmaceuticals, Inc.    2,300                                  33
      Cambrex Corp.    4,400                                                  98
    o Conmed Corp.    5,300                                                  154
    o Curative Health Services, Inc.    1,400                                  7
      Datascope Corp.    2,600                                               103
    o DJ Orthopedics, Inc.    3,700                                           89
   @o ICU Medical, Inc.    2,000                                              53
      Invacare Corp.    5,100                                                237
   @o OCA, Inc.    8,100                                                      45
    o Osteotech, Inc.    1,400                                                 6
      Owens & Minor, Inc.    6,800                                           194
    o Parexel International Corp.    4,500                                   107
    o Pediatrix Medical Group, Inc.    3,500                                 234
    o Priority Healthcare Corp., Class B    7,200                            166
    o Province Healthcare Co.    8,200                                       186
    o RehabCare Group, Inc.    2,600                                          70
    o Savient Pharmaceuticals, Inc.    8,400                                  27
    o Sola International, Inc.    5,700                                      157
    o Sunrise Senior Living, Inc.    3,600                                   165
    o Theragenics Corp.    3,600                                              14
    o United Surgical Partners International, Inc.    5,000                  197
    o Viasys Healthcare, Inc.    5,400                                        99
      Vital Signs, Inc.    2,200                                              88
                                                                     -----------
                                                                           2,939
      INSURANCE  4.7%
      --------------------------------------------------------------------------
      Delphi Financial Group, Inc., Class A    5,467                         246
@(10) Fremont General Corp.    13,500                                        331
      Hooper Holmes, Inc.    10,400                                           53
      Landamerica Financial Group, Inc.    3,300                             170

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Presidential Life Corp.    5,400                                        89
    o ProAssurance Corp.    5,000                                            191
      RLI Corp.    4,400                                                     191
      SCPIE Holdings, Inc.    900                                              9
      Selective Insurance Group, Inc.    4,700                               203
      Stewart Information Services Corp.    3,100                            125
      UICI    8,000                                                          247
    @ Zenith National Insurance Corp.    3,500                               165
                                                                     -----------
                                                                           2,020
      MEDIA  0.6%
      --------------------------------------------------------------------------
    o Advanced Marketing Services, Inc.    2,900                              27
    o Consolidated Graphics, Inc.    2,200                                    93
      Movie Gallery, Inc.    5,200                                           109
    o Network Equipment Technologies, Inc.    3,900                           30
                                                                     -----------
                                                                             259
      MISCELLANEOUS FINANCE  3.4%
      --------------------------------------------------------------------------
    o Bankunited Financial Corp., Class A    5,100                           149
      Cash America International, Inc.    4,700                              134
      Commercial Federal Corp.    6,800                                      191
      Downey Financial Corp.    4,600                                        293
    o Financial Federal Corp.    2,900                                       100
      Flagstar Bancorp., Inc.    10,500                                      221
    o Investment Technology Group, Inc.    7,000                             139
    o Piper Jaffray Cos.    3,100                                            123
    o Rewards Network, Inc.    4,500                                          22
      SWS Group, Inc.    2,997                                                61
                                                                     -----------
                                                                           1,433
      NON-DURABLES & ENTERTAINMENT  2.2%
      --------------------------------------------------------------------------
      Action Performance Cos., Inc.    2,900                                  30
    o Department 56, Inc.    2,600                                            42
    o Enesco Group, Inc.    1,900                                             14
    o Jack in the Box, Inc.    6,500                                         225
    o Jakks Pacific, Inc.    4,200                                            92
    @ Landry's Restaurants, Inc.    4,400                                    124
      Lone Star Steakhouse & Saloon, Inc.    3,059                            84
    o O'Charleys, Inc.    3,300                                               61
      Russ Berrie & Co., Inc.    3,600                                        85
    o Ryan's Restaurant Group, Inc.    6,800                                  93
    o The Steak N Shake Co.    4,700                                          93
                                                                     -----------
                                                                             943
      NON-FERROUS METALS  2.4%
      --------------------------------------------------------------------------
    o A.M. Castle & Co.    2,700                                              37
    o Brush Engineered Materials, Inc.    3,100                               54
    o Century Aluminum Co.    5,300                                          132
      Commercial Metals Co.    9,800                                         283
      Mueller Industries, Inc.    6,100                                      193
      Reliance Steel & Aluminum Co.    5,300                                 203
    o RTI International Metals, Inc.    3,900                                 95
    o Wolverine Tube, Inc.    2,100                                           25
                                                                     -----------
                                                                           1,022
      OIL: DOMESTIC  0.9%
      --------------------------------------------------------------------------
    o Spinnaker Exploration Co.    5,500                                     181
    o Stone Energy Corp.    4,400                                            188
                                                                     -----------
                                                                             369
      OPTICAL & PHOTO  0.2%

      --------------------------------------------------------------------------
    o Meade Instruments Corp.    1,700                                         6
    o Photronics, Inc.    5,700                                               85
                                                                     -----------
                                                                              91
      PAPER & FOREST PRODUCTS  1.1%
      --------------------------------------------------------------------------
    o Buckeye Technologies, Inc.    6,300                                     81
    o Caraustar Industries, Inc.    5,100                                     69
      Chesapeake Corp.    3,000                                               73
    o Lydall, Inc.    2,000                                                   21
      Pope & Talbot, Inc.    2,700                                            41
      Rock-Tennessee Co., Class A    6,300                                    87
      Universal Forest Products, Inc.    2,900                               114
                                                                     -----------
                                                                             486
      PRODUCER GOODS & MANUFACTURING  10.9%
      --------------------------------------------------------------------------
    o Advanced Energy Industries, Inc.    4,900                               35
    o Aeroflex, Inc.    12,000                                               115
      Albany International Corp., Class A    5,500                           188
      Applied Industrial Technologies, Inc.    5,250                         152
      Aptargroup, Inc.    6,300                                              306
    o Astec Industries, Inc.    3,100                                         54
      Barnes Group, Inc.    3,700                                             95
    @ Briggs & Stratton Corp.    8,500                                       330
      Curtiss-Wright Corp.    3,500                                          179
      Fedders Corp.    4,000                                                  13
    o Gardner Denver, Inc.    3,400                                          129
  (9) Hughes Supply, Inc.    11,400                                          346
    o Ionics, Inc.    3,700                                                  162
      Lennox International, Inc.    10,112                                   202
      Libbey, Inc.    2,000                                                   48

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Magnetek, Inc.    4,100                                                 25
    o Material Sciences Corp.    2,100                                        32
    o Maverick Tube Corp.    7,500                                           255
    o Moog, Inc., Class A    4,500                                           196
    o Oceaneering International, Inc.    4,200                               160
      Regal Beloit Corp.    4,000                                            121
      Robbins & Myers, Inc.    2,100                                          47
    o The Shaw Group, Inc.    10,600                                         178
      Standex International Corp.    2,000                                    58
      Stewart & Stevenson Services, Inc.    5,200                            106
  (3) The Timken Co.    15,300                                               394
    o Triumph Group, Inc.    2,600                                            92
    o Ultratech Stepper, Inc.    3,600                                        53
      Valmont Industries, Inc.    4,000                                       97
      Watsco, Inc.    4,400                                                  152
      Watts Water Technologies, Inc., Class A    5,400                       173
      Woodward Governor Co.    2,000                                         142
                                                                     -----------
                                                                           4,635
      RAILROAD & SHIPPING  0.4%
      --------------------------------------------------------------------------
    o Kansas City Southern Railway    10,600                                 185

      REAL PROPERTY  4.2%
      --------------------------------------------------------------------------
    @ Capital Automotive Real Estate Investment Trust    6,500               212
    @ Colonial Properties Trust    4,700                                     171
      Commercial Net Lease Realty    8,900                                   167
      CRT Properties, Inc.    4,600                                          106
      Entertainment Properties Trust    4,400                                185
      Gables Residential Trust    5,000                                      167
      Glenborough Realty Trust, Inc.    5,400                                104
    @ Lexington Corp. Properties Trust    8,300                              178
      Parkway Properties, Inc.    2,000                                       93
      Shurgard Storage Centers, Inc., Class A    7,900                       323
      Sovran Self Storage, Inc.    2,500                                      99
                                                                     -----------
                                                                           1,805
      RETAIL  6.1%
      --------------------------------------------------------------------------
      Burlington Coat Factory Warehouse Corp.    7,300                       188
      Casey's General Stores, Inc.    8,300                                  146
    o The Dress Barn, Inc.    5,000                                           96
      Fred's, Inc.    6,600                                                  109
    o Gamestop Corp., Class B    8,200                                       159
      Goody's Family Clothing, Inc.    5,300                                  49
    o Great Atlantic & Pacific Tea Co.    6,300                               57
    o The Gymboree Corp.    5,100                                             66
      Hancock Fabrics, Inc.    2,300                                          21
    o Insight Enterprises, Inc.    8,300                                     161
    o Jo-Ann Stores, Inc.    3,610                                            99
    o Linens 'N Things, Inc.    7,500                                        194
      Longs Drug Stores Corp.    6,500                                       171
    o The Men's Wearhouse, Inc.    6,300                                     209
    @ Pep Boys-Manny, Moe & Jack    9,400                                    162
    o School Specialty, Inc.    3,800                                        148
    o ShopKo Stores, Inc.    5,000                                            90
   @o United Stationers, Inc.    5,500                                       239
    o Zale Corp.    8,600                                                    228
                                                                     -----------
                                                                           2,592
      STEEL  1.4%
      --------------------------------------------------------------------------
      Carpenter Technology Corp.    4,200                                    257
      Quanex Corp.    4,350                                                  229
      Ryerson Tull, Inc.    3,900                                             52
      Steel Technologies, Inc.    1,900                                       56
                                                                     -----------
                                                                             594
      TELEPHONE  0.3%
      --------------------------------------------------------------------------
    o Boston Communications Group    3,300                                    25
    o General Communication, Inc., Class A    9,100                           91
                                                                     -----------
                                                                             116
      TOBACCO  0.3%
      --------------------------------------------------------------------------
      DIMON, Inc.    7,400                                                    49
      Schweitzer-Mauduit International, Inc.    2,400                         80
                                                                     -----------
                                                                             129

      TRAVEL & RECREATION  1.6%
      --------------------------------------------------------------------------
    o Aztar Corp.    5,800                                                   187
      Central Parking Corp.    6,100                                          87
    o K2, Inc.    8,000                                                      113
      The Marcus Corp.    5,100                                              127
    o Multimedia Games, Inc.    4,800                                         42
    o Pinnacle Entertainment, Inc.    6,000                                  108
                                                                     -----------
                                                                             664
      TRUCKING & FREIGHT  1.8%
      --------------------------------------------------------------------------
      Arkansas Best Corp.    4,100                                           165
      USF Corp.    4,600                                                     152
 o(2) Yellow Roadway Corp.    8,287                                          469
                                                                     -----------
                                                                             786
      UTILITIES: ELECTRIC & GAS  7.4%
      --------------------------------------------------------------------------
      Allete, Inc.    5,100                                                  211
      American States Water Co.    2,800                                      73

SCHWAB INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 @(8) Atmos Energy Corp.    12,700                                           352
      Avista Corp.    8,100                                                  143
      Cascade Natural Gas Corp.    1,600                                      33
      Central Vermont Public Service Corp.    2,200                           51
      CH Energy Group, Inc.    2,500                                         118
      Cleco Corp.    8,200                                                   162
    o El Paso Electric Co.    8,200                                          159
      Green Mountain Power Corp.    900                                       26
      The Laclede Group, Inc.    3,500                                       106
      Northwest Natural Gas Co.    4,400                                     149
      Piedmont Natural Gas Co.    12,800                                     297
    o Southern Union Co.    13,775                                           321
      Southwest Gas Corp.    6,200                                           157
  (5) UGI Corp.    8,800                                                     367
      UIL Holdings Corp.    2,200                                            109
      Unisource Energy Corp.    5,600                                        171
    o Veritas DGC, Inc.    5,500                                             138
                                                                     -----------
                                                                           3,143

END OF INVESTMENTS.

At 01/31/05, the tax basis cost of the fund's investments was $33,533, and the unrealized gains and losses were $10,985 and $(2,033), respectively.

The fund's portfolio holdings include $3,146 of securities on loan.

                                                          FACE
       SECURITY                                          AMOUNT         VALUE
          RATE, MATURITY DATE                          ($ x 1,000)   ($ x 1,000)
       COLLATERAL INVESTED FOR SECURITIES ON LOAN
          7.4% of net assets

       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  0.3%
       -------------------------------------------------------------------------
       Skandinav Enskilda Bank
          2.47%, 02/17/05                                      148           148

       SHORT-TERM INVESTMENT  0.4%
       -------------------------------------------------------------------------
       ABN Amro Bank, Time Deposit
          2.50%, 02/01/05                                      154           154

       SECURITY AND NUMBER OF SHARES
       OTHER INVESTMENT COMPANY  6.7%
       -------------------------------------------------------------------------
       Institutional Money Market Trust     2,878,193                      2,878

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Capital Trust
               ---------------------
By: /s/ Evelyn Dilsaver
    --------------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: March 17, 2005
     -------------------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    --------------------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: March 17, 2005
      -------------------
By: /s/ George Pereira
    --------------------------------
      George Pereira
      Principal Financial Officer

Date: March 17, 2005
      -------------------